.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number______811-08821_____________

                                          Rydex Variable Trust

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600

________________________Rockville, Maryland 20850_________________________

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President

Rydex Variable Trust

805 King Farm Boulevard, Suite 600

________________________Rockville, Maryland 20850_________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: ____301-296-5100_____

Date of fiscal year end: ___December 31___

Date of reporting period: __September 30, 2012__

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

All-Asset Aggressive Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
EXCHANGE TRADED FUNDS† - 4.8%
iShares Barclays Aggregate Bond Fund	2,399	$269,768
Total Exchange Traded Funds
(Cost $263,460)		269,768
MUTUAL FUNDS†,1 - 65.4%
Alternatives Funds - 27.3%
GF - U.S. Long Short Momentum Fund*	86,447	1,072,804
GF - Multi-Hedge Strategies Fund*	13,922	311,716
GF - Event Driven and Distressed Strategies Fund - H Class*	2,930	77,083
GF - Long/Short Commodities Strategy Fund - H Class	1,738	32,054
GF - Long Short Interest Rate Strategy Fund - H Class*	1,129	26,037
GF - Managed Futures Strategy Fund*	580	10,708
Total Alternatives Funds		1,530,402
Domestic Equity Funds - 24.1%
GF - Series B (Large Cap Value Series)	18,111	508,925
GF - Series Y (Large Cap Concentrated Growth Series)	46,594	507,407
GF - Series J (Mid Cap Growth Series)	3,436	113,686
GF - Series V (Mid Cap Value Series)	1,879	113,142
GF - Series X (Small Cap Growth Series)	2,744	56,608
GF - Series Q (Small Cap Value Series)*	1,517	56,289
Total Domestic Equity Funds		1,356,057
Fixed Income Funds - 9.8%
GF - Series E (U.S. Intermediate Bond Series)	35,399	502,311
GF - Series P (High Yield Series)	1,517	45,219
Total Fixed Income Funds		547,530
International Equity Funds - 4.2%
GF - Series D (MSCI EAFE Equal Weight Series)	25,363	237,655
Total Mutual Funds
(Cost $3,024,064)		3,671,644
	Face Amount
REPURCHASE AGREEMENT††,2 - 27.8%
Credit Suisse Group issued 09/28/12 at 0.12% due 10/01/12	$1,560,094	1,560,094
Total Repurchase Agreement
(Cost $1,560,094)		1,560,094
Total Investments - 98.0%
(Cost $4,847,618)		$5,501,506
Other Assets & Liabilities, net - 2.0%		115,118
Total Net Assets - 100.0%		$5,616,624

	Contracts	Unrealized Gain (Loss)
INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2012 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $400,594)	3	$1,580
December 2012 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $124,648)	1	524
(Total Aggregate Value of Contracts $525,242)		$2,104
EQUITY FUTURES CONTRACTS PURCHASED†
December 2012 Nikkei 225 (CME) Index Futures Contracts (Aggregate Value of Contracts $44,375)	1	$522
December 2012 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $1,147,001)	16	(163)
December 2012 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $673,965)	9	(26,761)
(Total Aggregate Value of Contracts $1,865,341)		$(26,402)
EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2012 DAX Index Futures Contracts (Aggregate Value of Contracts $232,539)	1	$7,058
December 2012 FTSE 100 Index Futures Contracts (Aggregate Value of Contracts $92,324)	1	2,140
October 2012 CAC40 10 Euro Index Futures Contracts (Aggregate Value of Contracts $43,147)	1	1,997
December 2012 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $83,420)	1	813
(Total Aggregate Value of Contracts $451,430)		$12,008
CURRENCY FUTURES CONTRACTS SOLD SHORT†
December 2012 British Pound Futures Contracts (Aggregate Value of Contracts $100,869)	1	$(471)

All-Asset Aggressive Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Affiliated funds.
[2]	Repurchase Agreement — See Note 3.
GF- Guggenheim Funds

All-Asset Conservative Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
EXCHANGE TRADED FUNDS† - 15.2%
iShares Barclays Aggregate Bond Fund	16,338	$1,837,208
Total Exchange Traded Funds
(Cost $1,792,144)		1,837,208
MUTUAL FUNDS†,1 - 58.6%
Fixed Income Funds - 24.9%
GF - Series E (U.S. Intermediate Bond Series)	159,032	2,256,669
GF - Series P (High Yield Series)	25,122	748,877
Total Fixed Income Funds		3,005,546
Alternatives Funds - 20.6%
GF - U.S. Long Short Momentum Fund*	106,598	1,322,882
GF - Multi-Hedge Strategies Fund*	35,511	795,087
GF - Event Driven and Distressed Strategies Fund - H Class*	6,632	174,481
GF - Long/Short Commodities Strategy Fund - H Class	5,835	107,600
GF - Long Short Interest Rate Strategy Fund - H Class*	2,192	50,580
GF - Managed Futures Strategy Fund*	1,774	32,772
Total Alternatives Funds		2,483,402
Domestic Equity Funds - 10.8%
GF - Series B (Large Cap Value Series)	17,939	504,098
GF - Series Y (Large Cap Concentrated Growth Series)	45,932	500,203
GF - Series J (Mid Cap Growth Series)	4,165	137,828
GF - Series V (Mid Cap Value Series)	2,280	137,326
GF - Series X (Small Cap Growth Series)	576	11,892
GF - Series Q (Small Cap Value Series)*	320	11,866
Total Domestic Equity Funds		1,303,213
International Equity Funds - 2.3%
GF - Series D (MSCI EAFE Equal Weight Series)	28,888	270,678
Total Mutual Funds
(Cost $5,785,998)		7,062,839
	Face Amount
REPURCHASE AGREEMENT††,2 - 24.8%
Credit Suisse Group issued 09/28/12 at 0.12% due 10/01/12	$2,998,643	2,998,643
Total Repurchase Agreement
(Cost $2,998,643)		2,998,643
Total Investments - 98.6%
(Cost $10,576,785)		$11,898,690
Other Assets & Liabilities, net - 1.4%		169,991
Total Net Assets - 100.0%		$12,068,681

	Contracts	Unrealized Gain (Loss)
INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2012 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $1,468,844)	11	$8,828
December 2012 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $1,495,781)	12	6,283
(Total Aggregate Value of Contracts $2,964,625)		$15,111
CURRENCY FUTURES CONTRACTS PURCHASED†
December 2012 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $101,540)	1	$(978)
December 2012 Australian Dollar Futures Contracts (Aggregate Value of Contracts $103,050)	1	(1,634)
(Total Aggregate Value of Contracts $204,590)		$(2,612)
EQUITY FUTURES CONTRACTS PURCHASED†
December 2012 Nikkei 225 (CME) Index Futures Contracts (Aggregate Value of Contracts $133,125)	3	$1,565
December 2012 S&P/TSX 60 IX Index Futures Contracts (Aggregate Value of Contracts $142,405)	1	1,212
December 2012 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $1,290,376)	18	1,012
December 2012 SPI 200 Index Futures Contracts (Aggregate Value of Contracts $113,350)	1	(671)
December 2012 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $673,965)	9	(22,371)
(Total Aggregate Value of Contracts $2,353,221)		$(19,253)
EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2012 DAX Index Futures Contracts (Aggregate Value of Contracts $232,539)	1	$7,058
October 2012 CAC40 10 Euro Index Futures Contracts (Aggregate Value of Contracts $129,442)	3	5,992
December 2012 FTSE 100 Index Futures Contracts (Aggregate Value of Contracts $92,324)	1	2,140

All-Asset Conservative Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT† (continued)
December 2012 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $166,840)	2	$1,627
(Total Aggregate Value of Contracts $621,145)		$16,817

CURRENCY FUTURES CONTRACTS SOLD SHORT†
December 2012 Euro FX Currency Futures Contracts (Aggregate Value of Contracts $160,762)	1	$1,718
December 2012 British Pound Futures Contracts (Aggregate Value of Contracts $100,869)	1	(471)
(Total Aggregate Value of Contracts $261,631)		$1,247

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Affiliated funds.
[2]	Repurchase Agreement — See Note 3.
GF- Guggenheim Funds

All-Asset Moderate Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
EXCHANGE TRADED FUNDS† - 11.2%
iShares Barclays Aggregate Bond Fund	19,752	$2,221,112
Total Exchange Traded Funds
(Cost $2,165,327)		2,221,112
MUTUAL FUNDS†,1 - 67.9%
Alternatives Funds - 26.3%
GF - U.S. Long Short Momentum Fund*	281,369	3,491,786
GF - Multi-Hedge Strategies Fund*	57,125	1,279,036
GF - Event Driven and Distressed Strategies Fund - H Class*	9,752	256,571
GF - Long/Short Commodities Strategy Fund - H Class	6,106	112,586
GF - Long Short Interest Rate Strategy Fund - H Class*	2,506	57,813
GF - Managed Futures Strategy Fund*	1,081	19,959
Total Alternatives Funds		5,217,751
Fixed Income Funds - 19.6%
GF - Series E (U.S. Intermediate Bond Series)	261,257	3,707,245
GF - Series P (High Yield Series)	5,841	174,119
Total Fixed Income Funds		3,881,364
Domestic Equity Funds - 17.7%
GF - Series B (Large Cap Value Series)	47,883	1,345,511
GF - Series Y (Large Cap Concentrated Growth Series)	122,109	1,329,770
GF - Series V (Mid Cap Value Series)	5,717	344,259
GF - Series J (Mid Cap Growth Series)	10,359	342,763
GF - Series Q (Small Cap Value Series)*	2,142	79,504
GF - Series X (Small Cap Growth Series)	3,838	79,178
Total Domestic Equity Funds		3,520,985
International Equity Funds - 4.3%
GF - Series D (MSCI EAFE Equal Weight Series)	91,239	854,910
Total Mutual Funds
(Cost $11,045,183)		13,475,010

	Face Amount
REPURCHASE AGREEMENT††,2 - 19.3%
Credit Suisse Group issued 09/28/12 at 0.12% due 10/01/12	$3,815,714	3,815,714
Total Repurchase Agreement
(Cost $3,815,714)		3,815,714
Total Investments - 98.4%
(Cost $17,026,224)		$19,511,836
Other Assets & Liabilities, net - 1.6%		307,465
Total Net Assets - 100.0%		$19,819,301

	Contracts	Unrealized Gain (Loss)
INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2012 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $2,403,562)	18	$12,857
December 2012 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $747,891)	6	3,141
(Total Aggregate Value of Contracts $3,151,453)		$15,998
CURRENCY FUTURES CONTRACTS PURCHASED†
December 2012 Australian Dollar Futures Contracts (Aggregate Value of Contracts $206,100)	2	$(1,305)
December 2012 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $203,080)	2	(1,955)
(Total Aggregate Value of Contracts $409,180)		$(3,260)
EQUITY FUTURES CONTRACTS PURCHASED†
December 2012 S&P/TSX 60 IX Index Futures Contracts (Aggregate Value of Contracts $284,810)	2	$2,425
December 2012 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $2,939,189)	41	2,304
December 2012 Nikkei 225 (CME) Index Futures Contracts (Aggregate Value of Contracts $177,500)	4	2,086
December 2012 SPI 200 Index Futures Contracts (Aggregate Value of Contracts $113,350)	1	(671)
December 2012 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $1,422,815)	19	(52,591)
(Total Aggregate Value of Contracts $4,937,664)		$(46,447)
EQUITY FUTURES CONTRACTS SOLD SHORT†
October 2012 CAC40 10 Euro Index Futures Contracts (Aggregate Value of Contracts $172,589)	4	$7,989
December 2012 DAX Index Futures Contracts (Aggregate Value of Contracts $232,539)	1	7,058
December 2012 FTSE 100 Index Futures Contracts (Aggregate Value of Contracts $184,648)	2	4,280
December 2012 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $250,260)	3	2,440

All-Asset Moderate Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT† (continued)
October 2012 Hang Seng Index Futures Contracts (Aggregate Value of Contracts $134,532)	1	$(2,368)
(Total Aggregate Value of Contracts $974,568)		$19,399
CURRENCY FUTURES CONTRACTS SOLD SHORT†
December 2012 Euro FX Currency Futures Contracts (Aggregate Value of Contracts $321,525)	2	$3,435
December 2012 British Pound Futures Contracts (Aggregate Value of Contracts $201,738)	2	(943)
(Total Aggregate Value of Contracts $523,263)		$2,492

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Affiliated funds.
[2]	Repurchase Agreement — See Note 3.
GF- Guggenheim Funds

Amerigo Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 0.1%
Information Technology - 0.1%
Apple, Inc.	250	$166,815
Total Common Stocks
(Cost $164,097)		166,815
EXCHANGE TRADED FUNDS† - 99.7%
United States of America - 83.7%
SPDR S&P 500 ETF Trust	77,900	11,212,147
SPDR S&P MidCap 400 ETF Trust	45,000	8,096,400
iShares Russell Midcap Index Fund	72,400	8,019,748
Vanguard Mid-Capital ETF	86,700	7,040,907
Energy Select Sector SPDR Fund[1]	95,800	7,039,384
iShares Russell 1000 Growth Index Fund	98,900	6,596,630
Powershares QQQ Trust Series 1	76,600	5,253,228
Vanguard Large-Capital ETF	69,000	4,532,610
iShares Russell 2000 Index Fund[1]	53,700	4,481,802
iShares S&P 500 Index Fund	27,100	3,913,240
Vanguard Total Stock Market ETF	51,400	3,785,610
iShares Russell Midcap Growth Index Fund	58,400	3,629,560
Vanguard Extended Market ETF	59,600	3,549,776
Vanguard Small-Capital ETF	43,300	3,470,062
Technology Select Sector SPDR Fund	90,200	2,780,866
Health Care Select Sector SPDR Fund	67,900	2,723,469
SPDR Dow Jones Industrial Average ETF Trust	19,000	2,546,950
iShares High Dividend Equity Fund	38,400	2,339,712
iShares S&P MidCap 400 Index Fund	20,300	2,003,204
Consumer Staples Select Sector SPDR Fund	54,100	1,938,403
iShares Nasdaq Biotechnology Index Fund	13,500	1,922,805
RevenueShares Large Capital ETF	69,000	1,842,990
SPDR S&P Biotech ETF*	16,200	1,513,242
PowerShares DB Precious Metals Fund*	22,200	1,368,852
PowerShares DB Gold Fund*	22,200	1,355,976
iShares Dow Jones US Pharmaceuticals Index Fund	14,900	1,335,487
Vanguard Value ETF	21,900	1,285,968
iShares S&P 100 Index Fund	17,500	1,163,050
Vanguard Dividend Appreciation ETF	17,300	1,032,464
Barclays ETN+long C Leveraged ETN Linked to S&P 500*,2	5,600	966,168
SPDR S&P Pharmaceuticals ETF	15,500	926,745
iShares Morningstar Large Value Index Fund	13,600	889,440
Financial Select Sector SPDR Fund	27,000	421,200
United States Commodity Index Fund*	5,400	331,290
SPDR S&P Oil & Gas Equipment & Services ETF	9,500	322,810
iShares Dow Jones US Oil Equipment & Services Index Fund	5,400	280,854
Market Vectors Oil Service ETF*,1	6,700	269,340
Vanguard Mega Capital 300 ETF	2,800	138,908
PowerShares KBW Regional Banking Portfolio	4,000	113,800
Total United States of America		112,435,097
International - 4.1%
iShares MSCI Emerging Markets Index Fund	100,500	4,152,660
Vanguard MSCI Emerging Markets ETF	33,900	1,415,325
Total International		5,567,985
Asian Pacific Region ex Japan - 3.0%
iShares MSCI All Country Asia ex Japan Index Fund	40,700	2,289,782
iShares MSCI Pacific ex-Japan Index Fund	38,000	1,694,420
Total Asian Pacific Region ex Japan		3,984,202
Germany - 1.7%
iShares MSCI Germany Index Fund	101,100	2,282,838
Asian Pacific Region - 1.6%
SPDR S&P Emerging Asia Pacific ETF	29,700	2,162,457
Emerging Markets - 1.6%
SPDR S&P BRIC 40 ETF	46,000	1,053,400
Vanguard FTSE All-World ex-US Index Fund	13,500	579,960
iShares MSCI BRIC Index Fund	13,500	509,490
Total Emerging Markets		2,142,850
Latin American Region - 1.2%
iShares S&P Latin America 40 Index Fund	39,200	1,669,136
Global - 1.0%
iShares S&P Global 100 Index Fund	18,900	1,179,360
iShares S&P Global Energy Sector Index Fund	2,700	106,191
Total Global		1,285,551
China - 0.8%
SPDR S&P China ETF	10,700	696,677

iShares S&P Asia 50 Index Fund	9,400	417,642
Total China		1,114,319
Canada - 0.7%
iShares MSCI Canada Index Fund	35,400	1,007,484
Sweden - 0.3%
iShares MSCI Sweden Index Fund	16,300	460,638
Total Exchange Traded Funds
(Cost $119,945,876)		134,112,557

Amerigo Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
SHORT TERM INVESTMENTS†† - 0.0%
First American Treasury Obligations Fund	698	$698
Total Short Term Investments
(Cost $698)		698

	Face Amount
SECURITIES LENDING COLLATERAL††,3 - 2.3%
RBS Securities, Inc. issued 09/28/12 at 0.24% due 10/01/12	$1,552,317	1,552,317
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 09/28/12 at 0.15% due 10/01/12	1,527,683	1,527,683
Total Securities Lending Collateral
(Cost $3,080,000)		3,080,000
Total Investments - 102.1%
(Cost $123,190,671)		$137,360,070
Other Assets & Liabilities, net - (2.1)%		(2,841,501)
Total Net Assets - 100.0%		$134,518,569

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at September 30, 2012 - See Note 4.
[2]	Affiliated security - See Note 5.
[3]	Securities lending collateral - See Note 4.

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 93.9%
Regional Banks - 37.3%
PNC Financial Services Group, Inc.	2,602	$164,185
BB&T Corp.	4,176	138,476
SunTrust Banks, Inc.	3,951	111,695
Fifth Third Bancorp	7,014	108,787
M&T Bank Corp.	1,066	101,441
Regions Financial Corp.	12,460	89,837
CIT Group, Inc.*	2,083	82,049
KeyCorp	9,383	82,007
Huntington Bancshares, Inc.	10,108	69,745
First Republic Bank	1,790	61,683
Popular, Inc.*	3,320	57,868
Zions Bancorporation	2,684	55,438
Commerce Bancshares, Inc.	1,332	53,720
Cullen/Frost Bankers, Inc.	932	53,525
Signature Bank*	763	51,182
East West Bancorp, Inc.	2,318	48,956
First Niagara Financial Group, Inc.	6,042	48,880
City National Corp.	920	47,389
SVB Financial Group*	778	47,038
Hancock Holding Co.	1,469	45,466
Prosperity Bancshares, Inc.	1,050	44,751
First Horizon National Corp.	4,576	44,067
Associated Banc-Corp.	3,280	43,198
Texas Capital Bancshares, Inc.*	840	41,756
Webster Financial Corp.	1,739	41,214
Bank of Hawaii Corp.	901	41,104
TCF Financial Corp.	3,404	40,644
UMB Financial Corp.	830	40,404
Valley National Bancorp	4,021	40,290
Fulton Financial Corp.	4,085	40,278
Susquehanna Bancshares, Inc.	3,740	39,120
FirstMerit Corp.	2,441	35,956
Trustmark Corp.	1,459	35,512
FNB Corp.	3,120	34,975
Umpqua Holdings Corp.	2,652	34,184
Wintrust Financial Corp.	899	33,775
Cathay General Bancorp	1,933	33,364
BancorpSouth, Inc.	2,259	33,298
National Penn Bancshares, Inc.	3,630	33,069
IBERIABANK Corp.	711	32,564
United Bankshares, Inc.	1,292	32,184
PrivateBancorp, Inc. — Class A	1,847	29,534
Total Regional Banks		2,344,608
Diversified Banks - 27.1%
Wells Fargo & Co.	6,936	239,501
U.S. Bancorp	6,833	234,372
Itau Unibanco Holding S.A. ADR	5,353	81,794
Banco Bradesco S.A. ADR	4,912	78,936
New York Community Bancorp, Inc.	5,188	73,462
ICICI Bank Ltd. ADR	1,769	71,008
Comerica, Inc.	2,264	70,297
HSBC Holdings plc ADR	1,413	65,648
Toronto-Dominion Bank	774	64,505
Royal Bank of Canada	1,093	62,749
Barclays plc ADR	4,518	62,665
HDFC Bank Ltd. ADR	1,665	62,571
Bank of Montreal	1,059	62,523
Credicorp Ltd.	495	62,014
Bank of Nova Scotia	1,120	61,398
Bancolombia S.A. ADR	1,010	60,307
Canadian Imperial Bank of Commerce	759	59,346
Banco Santander Chile ADR	810	59,324
Banco Santander S.A. ADR	7,814	58,292
Banco Santander Brasil S.A. ADR	7,800	57,486
Banco Bilbao Vizcaya Argentaria S.A. ADR	7,060	54,715
Total Diversified Banks		1,702,913
Other Diversified Financial Services - 12.1%
JPMorgan Chase & Co.	5,904	238,994
Citigroup, Inc.	7,160	234,275
Bank of America Corp.	26,230	231,611
ING Groep N.V. ADR*	6,977	55,049
Total Other Diversified Financial Services		759,929
Asset Management & Custody Banks - 5.9%
Bank of New York Mellon Corp.	6,457	146,057
State Street Corp.	3,030	127,139
Northern Trust Corp.	2,050	95,151
Total Asset Management & Custody Banks		368,347
Thrifts & Mortgage Finance - 5.3%
People's United Financial, Inc.	4,970	60,337
Hudson City Bancorp, Inc.	7,489	59,612
Ocwen Financial Corp.*	2,010	55,094
Nationstar Mortgage Holdings, Inc.*	1,540	51,097
Capitol Federal Financial, Inc.	3,342	39,970
Washington Federal, Inc.	2,312	38,564
Astoria Financial Corp.	2,799	27,654
Total Thrifts & Mortgage Finance		332,328
Diversified Capital Markets - 2.9%
Deutsche Bank AG	1,635	64,828
Credit Suisse Group AG ADR	2,840	60,066
UBS AG*	4,738	57,709
Total Diversified Capital Markets		182,603
Consumer Finance - 2.7%
Capital One Financial Corp.	2,930	167,039
Mortgage REITs - 0.6%
CapitalSource, Inc.	5,045	38,241
Total Common Stocks
(Cost $4,794,356)		5,896,008

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Face Amount	Value
REPURCHASE AGREEMENT††,1 - 0.7%
Credit Suisse Group issued 09/28/12 at 0.12% due 10/01/12	$46,046	$46,046
Total Repurchase Agreement
(Cost $46,046)		46,046
Total Investments - 94.6%
(Cost $4,840,402)		$5,942,054
Other Assets & Liabilities, net - 5.4%		339,693
Total Net Assets - 100.0%		$6,281,747

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 103.4%
Gold - 17.7%
Newmont Mining Corp.	5,994	$335,723
Barrick Gold Corp.	6,547	273,403
Goldcorp, Inc.	4,863	222,969
Royal Gold, Inc.	1,583	158,078
Yamana Gold, Inc.	8,102	154,829
Agnico-Eagle Mines Ltd.	2,816	146,094
Kinross Gold Corp.	13,938	142,307
Gold Fields Ltd. ADR	10,989	141,209
AngloGold Ashanti Ltd. ADR	3,776	132,349
Randgold Resources Ltd. ADR	1,043	128,289
Eldorado Gold Corp.	8,242	125,608
Cia de Minas Buenaventura S.A. ADR	3,089	120,347
Allied Nevada Gold Corp.*	3,014	117,727
IAMGOLD Corp.	7,042	111,334
New Gold, Inc.*	8,310	101,548
Harmony Gold Mining Company Ltd. ADR	11,700	98,397
Total Gold		2,510,211
Specialty Chemicals - 14.6%
Ecolab, Inc.	4,364	282,831
LyondellBasell Industries N.V. — Class A	4,940	255,200
Sherwin-Williams Co.	1,680	250,169
Sigma-Aldrich Corp.	2,577	185,467
Celanese Corp. — Class A	4,061	153,953
Ashland, Inc.	2,070	148,212
Valspar Corp.	2,541	142,550
International Flavors & Fragrances, Inc.	2,349	139,953
Albemarle Corp.	2,618	137,916
WR Grace & Co.*	2,234	131,985
Rockwood Holdings, Inc.	2,524	117,618
Cytec Industries, Inc.	1,685	110,401
Total Specialty Chemicals		2,056,255
Steel - 12.4%
Vale S.A. ADR	18,399	329,342
Nucor Corp.	5,745	219,804
Cliffs Natural Resources, Inc.	3,740	146,346
Gerdau S.A. ADR	14,020	133,330
ArcelorMittal[1]	8,770	126,639
Reliance Steel & Aluminum Co.	2,364	123,755
Allegheny Technologies, Inc.	3,602	114,904
Cia Siderurgica Nacional S.A. ADR	18,855	106,154
Carpenter Technology Corp.	1,988	104,012
United States Steel Corp.	5,419	103,340
POSCO ADR	1,190	97,033
Steel Dynamics, Inc.	8,635	96,971
AK Steel Holding Corp.	9,180	44,064
Total Steel		1,745,694
Fertilizers & Agricultural Chemicals - 10.9%
Monsanto Co.	4,919	447,727
Mosaic Co.	5,397	310,921
Potash Corporation of Saskatchewan, Inc.	6,280	272,678
CF Industries Holdings, Inc.	1,111	246,909
Agrium, Inc.	1,421	147,017
Sociedad Quimica y Minera de Chile S.A. ADR	1,730	106,637
Total Fertilizers & Agricultural Chemicals		1,531,889
Diversified Chemicals - 10.9%
EI du Pont de Nemours & Co.	8,610	432,825
Dow Chemical Co.	12,682	367,271
PPG Industries, Inc.	2,244	257,701
Eastman Chemical Co.	3,144	179,239
FMC Corp.	3,117	172,619
Huntsman Corp.	7,974	119,052
Total Diversified Chemicals		1,528,707
Diversified Metals & Mining - 10.8%
Freeport-McMoRan Copper & Gold, Inc.	9,703	384,045
Southern Copper Corp.	9,938	341,470
BHP Billiton Ltd. ADR	2,405	165,007
Rio Tinto plc ADR	3,369	157,534
Teck Resources Ltd. — Class B	4,227	124,485
BHP Billiton plc ADR	1,630	101,810
Titanium Metals Corp.	7,335	94,108
Walter Energy, Inc.	2,692	87,382
Molycorp, Inc.*,1	6,210	71,415
Total Diversified Metals & Mining		1,527,256
Industrial Gases - 5.5%
Praxair, Inc.	3,368	349,868
Air Products & Chemicals, Inc.	3,213	265,715
Airgas, Inc.	1,871	153,983
Total Industrial Gases		769,566
Precious Metals & Minerals - 3.9%
Silver Wheaton Corp.	4,515	179,290
Pan American Silver Corp.	4,860	104,247
Coeur d'Alene Mines Corp.*	3,563	102,721
Hecla Mining Co.	13,030	85,347
Stillwater Mining Co.*	6,130	72,273
Total Precious Metals & Minerals		543,878
Paper Products - 3.6%
International Paper Co.	6,963	252,897
MeadWestvaco Corp.	4,787	146,482
Domtar Corp.	1,415	110,780
Total Paper Products		510,159
Construction Materials - 3.6%
Vulcan Materials Co.	3,279	155,096
Cemex SAB de CV ADR*	16,202	134,963
Martin Marietta Materials, Inc.	1,450	120,162
Eagle Materials, Inc.	1,970	91,132
Total Construction Materials		501,353
Paper Packaging - 3.5%
Rock-Tenn Co. — Class A	2,020	145,804
Packaging Corporation of America	3,400	123,420
Bemis Company, Inc.	3,650	114,866
Sealed Air Corp.	6,938	107,261
Total Paper Packaging		491,351
Metal & Glass Containers - 3.0%
Ball Corp.	3,836	162,301
Crown Holdings, Inc.*	4,017	147,625

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 103.4% (continued)
Metal & Glass Containers - 3.0% (continued)
Owens-Illinois, Inc.*	5,884	$110,384
Total Metal & Glass Containers		420,310
Aluminum - 1.4%
Alcoa, Inc.	21,756	192,541
Commodity Chemicals - 1.0%
Westlake Chemical Corp.	1,900	138,814
Forest Products - 0.6%
Louisiana-Pacific Corp.*	6,210	77,625
Total Common Stocks
(Cost $7,628,884)		14,545,609

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.7%
Credit Suisse Group issued 09/28/12 at 0.12% due 10/01/12	$103,688	103,688
Total Repurchase Agreement
(Cost $103,688)		103,688
SECURITIES LENDING COLLATERAL††,3 - 0.7%
RBS Securities, Inc. issued 09/28/12 at 0.24% due 10/01/12	52,227	52,227
Merrill Lynch, Pierce, Fenner & Smith Inc. issued 09/28/12 at 0.15% due 10/01/12	51,398	51,398
Total Securities Lending Collateral
(Cost $103,625)		103,625
Total Investments - 104.8%
(Cost $7,836,197)		$14,752,922
Other Assets & Liabilities, net - (4.8)%		(675,202)
Total Net Assets - 100.0%		$14,077,720

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at September 30, 2012 - See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral - See Note 4.

ADR	American Depositary Receipt
plc	Public Limited Company

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 99.1%
Biotechnology - 83.3%
Amgen, Inc.	32,329	$2,725,981
Gilead Sciences, Inc.*	35,238	2,337,337
Biogen Idec, Inc.*	13,034	1,945,064
Celgene Corp.*	24,826	1,896,706
Alexion Pharmaceuticals, Inc.*	13,653	1,561,903
Regeneron Pharmaceuticals, Inc.*	8,545	1,304,480
Vertex Pharmaceuticals, Inc.*	20,325	1,137,184
Onyx Pharmaceuticals, Inc.*	9,193	776,809
BioMarin Pharmaceutical, Inc.*	18,352	739,035
Pharmacyclics, Inc.*	11,100	715,950
Medivation, Inc.*	12,316	694,130
Ariad Pharmaceuticals, Inc.*	27,770	672,728
Seattle Genetics, Inc.*	21,642	583,252
Cubist Pharmaceuticals, Inc.*	11,924	568,536
United Therapeutics Corp.*	9,906	553,547
Amarin Corporation plc ADR*	43,390	546,714
Theravance, Inc.*	20,050	519,496
Incyte Corporation Ltd.*,1	27,205	491,050
Myriad Genetics, Inc.*	18,150	489,869
Cepheid, Inc.*	13,233	456,671
Alkermes plc*	20,601	427,471
Arena Pharmaceuticals, Inc.*	51,250	426,400
Isis Pharmaceuticals, Inc.*	27,550	387,629
Ironwood Pharmaceuticals, Inc. — Class A*	29,130	372,281
Immunogen, Inc.*	24,130	352,298
PDL BioPharma, Inc.[1]	44,867	345,027
Acorda Therapeutics, Inc.*	13,227	338,743
Exelixis, Inc.*	59,620	287,368
Affymax, Inc.*	13,490	284,099
Dendreon Corp.*	57,198	276,266
Spectrum Pharmaceuticals, Inc.*,1	23,100	270,270
Idenix Pharmaceuticals, Inc.*	55,220	252,355
InterMune, Inc.*	26,546	238,118
Threshold Pharmaceuticals, Inc.*	28,400	205,616
Sarepta Therapeutics, Inc.*,1	6,270	97,373
Peregrine Pharmaceuticals, Inc.*	47,060	48,472
Total Biotechnology		25,326,228
Life Sciences Tools & Services - 13.3%
Life Technologies Corp.*	19,790	967,335
Illumina, Inc.*	16,805	810,001
QIAGEN N.V.*	36,970	684,315
Bio-Rad Laboratories, Inc. — Class A*	5,321	567,857
Techne Corp.	7,502	539,694
Charles River Laboratories International, Inc.*	11,730	464,508
Total Life Sciences Tools & Services		4,033,710
Pharmaceuticals - 2.5%
Medicines Co.*	14,890	384,311
Nektar Therapeutics*	34,310	366,431
Total Pharmaceuticals		750,742
Total Common Stocks
(Cost $19,926,540)		30,110,680
RIGHTS - 0.0%
Clinical Data, Inc.
Expires 12/31/20*,†††,2	4,730	–
Total Health Care
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENT††,3 - 1.9%
Credit Suisse Group issued 09/28/12 at 0.12% due 10/01/12	$585,817	585,817
Total Repurchase Agreement
(Cost $585,817)		585,817
SECURITIES LENDING COLLATERAL††,4 - 1.5%
RBS Securities, Inc. issued 09/28/12 at 0.24% due 10/01/12	226,548	226,548
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 09/28/12 at 0.15% due 10/01/12	222,952	222,952
Total Securities Lending Collateral
(Cost $449,500)		449,500
Total Investments - 102.5%
(Cost $20,961,857)		$31,145,997
Other Assets & Liabilities, net - (2.5)%		(753,032)
Total Net Assets - 100.0%		$30,392,965

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
[1]	All or portion of this security is on loan at September 30, 2012 - See Note 4.
[2]	Illiquid security.
[3]	Repurchase Agreement — See Note 3.
[4]	Securities lending collateral - See Note 4.

ADR	American Depositary Receipt
plc	Public Limited Company

Clermont Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 0.5%
Financials - 0.5%
Berkshire Hathaway, Inc. — Class B*	4,100	$361,620
Total Common Stocks
(Cost $320,104)		361,620
EXCHANGE TRADED FUNDS† - 86.0%
United States of America - 78.0%
iShares Barclays Credit Bond Fund	89,000	10,138,880
SPDR S&P 500 ETF Trust	43,900	6,318,527
iShares iBoxx $ High Yield Corporate Bond Fund[1]	62,400	5,763,888
iShares iBoxx Investment Grade Corporate Bond Fund	38,000	4,627,260
SPDR Barclays Capital High Yield Bond ETF	59,800	2,405,156
SPDR Dow Jones Industrial Average ETF Trust	17,200	2,305,660
iShares S&P 500 Index Fund[1]	15,900	2,295,960
Vanguard Total Stock Market ETF	30,000	2,209,500
SPDR S&P MidCap 400 ETF Trust	11,100	1,997,112
iShares High Dividend Equity Fund	29,200	1,779,156
Vanguard Large-Capital ETF	22,600	1,484,594
iShares Russell Midcap Index Fund	10,600	1,174,162
Powershares QQQ Trust Series 1	15,900	1,090,422
iShares Morningstar Large Value Index Fund	13,500	882,900
Vanguard Small-Capital ETF	10,600	849,484
Vanguard Mid-Capital ETF	10,400	844,584
Vanguard Dividend Appreciation ETF	14,000	835,520
Consumer Staples Select Sector SPDR Fund	21,800	781,094
Health Care Select Sector SPDR Fund	18,600	746,046
iShares Russell 1000 Growth Index Fund	10,900	727,030
Energy Select Sector SPDR Fund	9,800	720,104
Vanguard Value ETF	11,900	698,768
PowerShares DB Precious Metals Fund*	10,600	653,596
PowerShares DB Gold Fund*	10,600	647,448
Vanguard Extended Market ETF	10,400	619,424
Vanguard Intermediate-Term Corporate Bond ETF	6,800	596,292
RevenueShares Large Capital ETF	18,600	496,806
iShares Dow Jones US Pharmaceuticals Index Fund	5,300	475,039
iShares Russell 2000 Index Fund[1]	5,500	459,030
iShares Barclays Intermediate Credit Bond Fund	4,100	456,863
iShares S&P MidCap 400 Index Fund	3,900	384,852
iShares S&P 100 Index Fund	5,300	352,238
iShares Dow Jones US Real Estate Index Fund	5,300	341,267
SPDR S&P Pharmaceuticals ETF	5,300	316,887
United States Commodity Index Fund*	3,900	239,265
SPDR S&P Dividend ETF	4,000	232,400
iShares Dow Jones Select Dividend Index Fund	4,000	230,720
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	5,800	202,304
iShares Diversified Alternatives Trust*	2,700	134,487
PowerShares DB Commodity Index Tracking Fund*	3,900	111,852
Vanguard Short-Term Bond ETF	1,300	105,885
iShares Barclays 1-3 Year Credit Bond Fund	900	95,184
Vanguard Short-Term Corporate Bond ETF	900	72,297
Vanguard Intermediate-Term Bond ETF	800	72,216
iShares Barclays 3-7 Year Treasury Bond Fund	300	37,113
iShares Barclays Aggregate Bond Fund	300	33,735
iShares Barclays 7-10 Year Treasury Bond Fund	300	32,538
PIMCO Enhanced Short Maturity Strategy Fund	300	30,447
Vanguard Long-Term Corporate Bond ETF	300	27,888
SPDR Barclays Capital Short Term Corporate Bond ETF	900	27,756
Vanguard Total Bond Market ETF	300	25,545
iShares S&P 500 Growth Index Fund	300	23,355
iShares S&P 500 Value Index Fund	300	19,737
iShares 10+ Year Credit Bond Fund	300	18,906
SPDR Barclays Capital Aggregate Bond ETF	300	17,754
SPDR Barclays Capital Long Term Credit Bond ETF	300	12,582
Total United States of America		58,279,515
Asian Pacific Region ex Japan - 1.6%
iShares MSCI All Country Asia ex Japan Index Fund	10,700	601,982
iShares MSCI Pacific ex-Japan Index Fund	13,300	593,047
Total Asian Pacific Region ex Japan		1,195,029
International - 1.6%
Vanguard MSCI Emerging Markets ETF	17,200	718,100
iShares MSCI Emerging Markets Index Fund	11,100	458,652
Total International		1,176,752
Asian Pacific Region - 1.3%
SPDR S&P Emerging Asia Pacific ETF	10,700	779,067

Clermont Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
EXCHANGE TRADED FUNDS† - 86.0% (continued)
Asian Pacific Region - 1.3% (continued)
Vanguard MSCI Pacific ETF	4,200	$211,512
Total Asian Pacific Region		990,579
Global - 1.2%
iShares S&P Global 100 Index Fund	14,600	911,040
Emerging Markets - 1.1%
Vanguard FTSE All-World ex-US Index Fund	10,600	455,376
SPDR S&P BRIC 40 ETF	8,500	194,650
Vanguard Total World Stock ETF	3,900	187,278
Total Emerging Markets		837,304
Germany - 0.6%
iShares MSCI Germany Index Fund	21,500	485,470
Latin American Region - 0.3%
iShares S&P Latin America 40 Index Fund	5,500	234,190
Equity Funds - 0.3%
iShares Cohen & Steers Realty Majors Index Fund	2,700	210,195
Total Exchange Traded Funds
(Cost $58,024,474)		64,320,074
SHORT TERM INVESTMENTS†† - 0.4%
First American Treasury Obligations Fund	302,912	302,912
Total Short Term Investments
(Cost $302,912)		302,912

	Face Amount
CORPORATE BONDS†† - 12.7%
Financials - 3.2%
Mutual of Omaha Insurance Co.
6.80% due 06/15/36[2,3]	$725,000	863,435
Farmers Insurance Exchange
6.00% due 08/01/14[2,3]	500,000	530,687
Goldman Sachs Group, Inc.
5.95% due 01/15/27	482,000	504,827
Morgan Stanley
3.50% due 09/30/17[4]	400,000	385,472
SLM Corp.
5.00% due 04/15/15	200,000	211,258
Total Financials		2,495,679
Energy - 2.4%
Enogex, LLC
6.25% due 03/15/20[2,3]	520,000	586,264
Sunoco, Inc.
4.88% due 10/15/14	376,000	395,740
Regency Energy Partners Limited Partnership / Regency Energy Finance Corp.
9.38% due 06/01/16	291,881	318,515
Chesapeake Energy Corp.
6.63% due 08/15/20	300,000	309,375
Ras Laffan Liquefied Natural Gas Company Ltd. III
5.50% due 09/30/14[2,3]	150,000	162,251
Total Energy		1,772,145
Industrials - 1.9%
Pitney Bowes, Inc.
5.75% due 09/15/17	500,000	544,973
Union Pacific Corp.
5.75% due 11/15/17	250,000	297,896
5.70% due 08/15/18	100,000	121,793
Timken Co.
6.00% due 09/15/14	300,000	323,493
Ryder System, Inc.
2.50% due 03/01/17	100,000	101,721
3.60% due 03/01/16	10,000	10,573
Total Industrials		1,400,449
Consumer Staples - 1.3%
Safeway, Inc.
5.00% due 08/15/19	900,000	937,776
Health Care - 1.2%
Agilent Technologies, Inc.
6.50% due 11/01/17	577,000	706,078
Pharmacia Corp.
6.50% due 12/01/18	124,000	157,740
Johnson & Johnson
5.15% due 07/15/18	25,000	30,686
Total Health Care		894,504
Materials - 1.1%
Alcoa, Inc.
5.87% due 02/23/22	793,000	852,945
Utilities - 0.9%
Westar Energy, Inc.
6.00% due 07/01/14	468,000	509,725
Israel Electric Corporation Ltd.
7.25% due 01/15/19[2,3]	140,000	152,250
TECO Finance, Inc.
4.00% due 03/15/16	25,000	27,039
Total Utilities		689,014
Consumer Discretionary - 0.5%
Bunge Limited Finance Corp.
8.50% due 06/15/19	274,000	347,162

Clermont Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Face Amount	Value
CORPORATE BONDS†† - 12.7% (continued)
Telecommunication Services - 0.2%
Vodafone Group plc
5.63% due 02/27/17	$124,000	$147,611
Total Corporate Bonds
(Cost $8,623,953)		9,537,285
SECURITIES LENDING COLLATERAL††,5 - 5.0%
RBS Securities, Inc. issued 09/28/12 at 0.24% due 10/01/12	1,875,595	1,875,595
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 09/28/12 at 0.15% due 10/01/12	1,845,830	1,845,830
Total Securities Lending Collateral
(Cost $3,721,425)		3,721,425
Total Investments - 104.6%
(Cost $70,992,868)		$78,243,316
Other Assets & Liabilities, net - (4.6)%		(3,431,873)
Total Net Assets - 100.0%		$74,811,443

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at September 30, 2012 - See Note 4.
[2]	Security was acquired through a private placement.
[3]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $2,294,887 (cost $1,995,112), or 3.1% of total net assets.
[4]	Variable rate security. Rate indicated is rate effective at September 30, 2012.
[5]	Securities lending collateral - See Note 4.

plc	Public Limited Company

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 57.0%
Fannie Mae[1]
0.14% due 02/20/13	$3,000,000	$2,999,171
Federal Home Loan Bank[2]
0.12% due 10/02/12	1,000,000	999,997
Farmer Mac[2]
0.10% due 10/04/12	1,000,000	999,992
Freddie Mac[1]
0.12% due 12/24/12	1,000,000	999,907
Total Federal Agency Discount Notes
(Cost $5,998,111)		5,999,067
REPURCHASE AGREEMENTS††,3 - 35.0%
Mizuho Financial Group, Inc. issued 09/28/12 at 0.17% due 10/01/12	$919,573	919,573
HSBC Group issued 09/28/12 at 0.17% due 10/01/12	919,572	919,572
Credit Suisse Group issued 09/28/12 at 0.12% due 10/01/12	919,572	919,572
Deutsche Bank issued 09/28/12 at 0.12% due 10/01/12	919,572	919,572
Total Repurchase Agreements
(Cost $3,678,289)		3,678,289
Total Investments - 92.0%
(Cost $9,676,400)		$9,677,356
Other Assets & Liabilities, net - 8.0%		841,205
Total Net Assets - 100.0%		$10,518,561

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED†
October 2012 Goldman Sachs Commodity Index Futures Contracts (Aggregate Value of Contracts $10,623,200)	64	$(261,842)
COMMODITY FUTURES CONTRACTS SOLD SHORT†
November 2012 WTI Crude Futures Contracts (Aggregate Value of Contracts $184,080)	2	$154

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreements — See Note 3.

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 98.5%
Packaged Foods & Meats - 28.2%
Mondelez International, Inc. — Class A	15,021	$621,117
General Mills, Inc.	9,299	370,564
Kellogg Co.	6,127	316,521
HJ Heinz Co.	5,517	308,676
Hershey Co.	4,134	293,059
Mead Johnson Nutrition Co. — Class A	3,779	276,925
ConAgra Foods, Inc.	8,903	245,634
Campbell Soup Co.[1]	6,950	241,999
JM Smucker Co.	2,602	224,631
McCormick & Company, Inc.	3,351	207,896
Hormel Foods Corp.	6,946	203,101
BRF - Brasil Foods S.A. ADR	11,560	199,988
Unilever N.V. — Class Y	5,363	190,279
Tyson Foods, Inc. — Class A	10,923	174,986
Ralcorp Holdings, Inc.*	2,010	146,730
Green Mountain Coffee Roasters, Inc.*,1	5,742	136,373
Hillshire Brands Co.	4,920	131,758
Dean Foods Co.*	7,900	129,165
Smithfield Foods, Inc.*	6,400	125,760
Hain Celestial Group, Inc.*	1,940	122,220
Flowers Foods, Inc.	6,031	121,706
TreeHouse Foods, Inc.*	1,937	101,693
Total Packaged Foods & Meats		4,890,781
Soft Drinks - 15.0%
Coca-Cola Co.	25,302	959,705
PepsiCo, Inc.	10,849	767,784
Monster Beverage Corp.*	4,206	227,797
Dr Pepper Snapple Group, Inc.	5,084	226,391
Coca-Cola Enterprises, Inc.	7,157	223,799
Fomento Economico Mexicano SAB de CV ADR	2,281	209,806
Total Soft Drinks		2,615,282
Household Products - 14.6%
Procter & Gamble Co.	14,589	1,011,893
Colgate-Palmolive Co.	4,908	526,236
Kimberly-Clark Corp.	4,993	428,300
Clorox Co.	3,109	224,003
Church & Dwight Company, Inc.	3,726	201,167
Energizer Holdings, Inc.	2,130	158,919
Total Household Products		2,550,518
Tobacco - 13.3%
Philip Morris International, Inc.	9,925	892,655
Altria Group, Inc.	17,983	600,452
Reynolds American, Inc.	8,332	361,109
Lorillard, Inc.	2,398	279,247
British American Tobacco plc ADR	1,700	174,488
Total Tobacco		2,307,951
Agricultural Products - 5.7%
Archer-Daniels-Midland Co.	11,455	311,347
Bunge Ltd.	3,449	231,255
Cosan Ltd. — Class A	12,500	198,250
Ingredion, Inc.	2,704	149,153

Darling International, Inc.*	5,887	107,673
Total Agricultural Products		997,678
Food Retail - 5.4%
Whole Foods Market, Inc.	3,156	307,394
Kroger Co.	10,911	256,845
Safeway, Inc.[1]	8,897	143,153
Fresh Market, Inc.*	2,100	125,958
Casey's General Stores, Inc.	1,880	107,423
Total Food Retail		940,773
Distillers & Vintners - 5.0%
Brown-Forman Corp. — Class B	4,181	272,811
Beam, Inc.	3,830	220,378
Diageo plc ADR	1,780	200,659
Constellation Brands, Inc. — Class A*	5,363	173,493
Total Distillers & Vintners		867,341
Personal Products - 4.9%
Estee Lauder Companies, Inc. — Class A	5,798	356,983
Herbalife Ltd.	4,174	197,848
Avon Products, Inc.	11,874	189,390
Nu Skin Enterprises, Inc. — Class A	2,958	114,859
Total Personal Products		859,080
Brewers - 3.9%
Cia de Bebidas das Americas ADR	6,407	245,196
Anheuser-Busch InBev N.V. ADR	2,652	227,833
Molson Coors Brewing Co. — Class B	4,611	207,726
Total Brewers		680,755
Food Distributors - 2.5%
Sysco Corp.	10,105	315,984
United Natural Foods, Inc.*	2,105	123,037
Total Food Distributors		439,021
Total Common Stocks
(Cost $10,339,344)		17,149,180

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Face Amount	Value
REPURCHASE AGREEMENT††,2 - 1.5%
Credit Suisse Group issued 09/28/12 at 0.12% due 10/01/12	$265,421	$265,421
Total Repurchase Agreement
(Cost $265,421)		265,421
SECURITIES LENDING COLLATERAL††,3 - 1.4%
RBS Securities, Inc. issued 09/28/12 at 0.24% due 10/01/12	120,305	120,305
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 09/28/12 at 0.15% due 10/01/12	118,395	118,395
Total Securities Lending Collateral
(Cost $238,700)		238,700
Total Investments - 101.4%
(Cost $10,843,465)		$17,653,301
Other Assets & Liabilities, net - (1.4)%		(238,991)
Total Net Assets - 100.0%		$17,414,310

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at September 30, 2012 - See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral - See Note 4.

ADR	American Depositary Receipt
plc	Public Limited Company

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 68.7%
Industrials - 13.8%
3M Co.	5,040	$465,797
Caterpillar, Inc.	5,040	433,642
United Technologies Corp.	5,042	394,737
Boeing Co.	5,040	350,885
General Electric Co.	5,040	114,458
Total Industrials		1,759,519
Information Technology - 11.6%
International Business Machines Corp.	5,038	1,045,133
Microsoft Corp.	5,039	150,061
Intel Corp.	5,039	114,285
Cisco Systems, Inc.	5,040	96,214
Hewlett-Packard Co.	5,040	85,982
Total Information Technology		1,491,675
Energy - 8.2%
Chevron Corp.	5,040	587,463
Exxon Mobil Corp.	5,038	460,725
Total Energy		1,048,188
Consumer Discretionary - 8.0%
McDonald's Corp.	5,042	462,604
Home Depot, Inc.	5,040	304,265
Walt Disney Co.	5,040	263,491
Total Consumer Discretionary		1,030,360
Health Care - 7.6%
Johnson & Johnson	5,039	347,237
UnitedHealth Group, Inc.	5,002	277,161
Merck & Company, Inc.	5,040	227,304
Pfizer, Inc.	5,040	125,244
Total Health Care		976,946
Consumer Staples - 7.1%
Wal-Mart Stores, Inc.	5,040	371,952
Procter & Gamble Co.	5,039	349,505
Coca-Cola Co.	5,044	191,319
Total Consumer Staples		912,776
Financials - 6.8%
Travelers Companies, Inc.	5,040	344,030
American Express Co.	5,043	286,745
JPMorgan Chase & Co.	5,039	203,979
Bank of America Corp.	5,040	44,503
Total Financials		879,257
Telecommunication Services - 3.3%
Verizon Communications, Inc.	5,046	229,946
AT&T, Inc.	5,040	190,008
Total Telecommunication Services		419,954
Materials - 2.3%
EI du Pont de Nemours & Co.	5,040	253,361
Alcoa, Inc.	5,040	44,604
Total Materials		297,965
Total Common Stocks
(Cost $8,114,722)		8,816,640

	Face Amount
REPURCHASE AGREEMENTS††,1 - 20.4%
Credit Suisse Group issued 09/28/12 at 0.12% due 10/01/12[2]	$1,325,211	1,325,211
HSBC Group issued 09/28/12 at 0.17% due 10/01/12	431,942	431,942
Mizuho Financial Group, Inc. issued 09/28/12 at 0.17% due 10/01/12	431,942	431,942
Deutsche Bank issued 09/28/12 at 0.12% due 10/01/12	431,942	431,942
Total Repurchase Agreements
(Cost $2,621,037)		2,621,037
Total Investments - 89.1%
(Cost $10,735,759)		$11,437,677
Other Assets & Liabilities, net - 10.9%		1,405,568
Total Net Assets - 100.0%		$12,843,245

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
December 2012 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $7,485,520)	112	$33,497

	Units
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International October 2012 Dow Jones Industrial Average Index Swap, Terminating 10/29/12[3] (Notional Value $5,341,775)	398	$8,779
Credit Suisse Capital, LLC October 2012 Dow Jones Industrial Average Index Swap, Terminating 10/31/12[3] (Notional Value $1,051,478)	78	(3,811)
Barclays Bank plc October 2012 Dow Jones Industrial Average Index Swap, Terminating 10/31/12[3] (Notional Value $2,999,514)	223	(10,983)
(Total Notional Value $9,392,767)		$(6,015)

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2012.
[3]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

plc	Public Limited Company

DWA Flexible Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
EXCHANGE TRADED FUNDS† - 100.3%
Equity Funds - 42.0%
Powershares QQQ Trust Series 1	19,627	$1,346,019
Vanguard Consumer Discretionary ETF	17,315	1,299,318
iShares Dow Jones US Consumer Services Sector Index Fund[1]	14,955	1,293,907
Consumer Staples Select Sector SPDR Fund	33,466	1,199,087
Vanguard Consumer Staples ETF	13,092	1,198,311
Total Equity Funds		6,336,642
Sector Fund-Real Estate - 15.7%
Vanguard REIT ETF	18,380	1,194,149
iShares Cohen & Steers Realty Majors Index Fund	15,164	1,180,517
Total Sector Fund-Real Estate		2,374,666
Sector Fund-Biotechnology - 9.3%
iShares Nasdaq Biotechnology Index Fund	9,851	1,403,078
Sector Fund-Technology - 8.8%
Technology Select Sector SPDR Fund	43,368	1,337,035
Sector Fund-Leisure Industry - 8.8%
Consumer Discretionary Select Sector SPDR Fund	28,570	1,336,219
Sector Fund-Internet & Telecommunications - 8.3%
Vanguard Telecommunication Services ETF	16,762	1,257,988
Debt Fund - 7.4%
iShares Barclays 20+ Year Treasury Bond Fund[1]	9,005	1,118,691
Total Exchange Traded Funds
(Cost $14,212,816)		15,164,319

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.0%
Mizuho Financial Group, Inc. issued 09/28/12 at 0.17% due 10/01/12	$73	73
HSBC Group issued 09/28/12 at 0.17% due 10/01/12	73	73
Credit Suisse Group issued 09/28/12 at 0.12% due 10/01/12	73	73
Deutsche Bank issued 09/28/12 at 0.12% due 10/01/12	72	72
Total Repurchase Agreements
(Cost $291)		291
SECURITIES LENDING COLLATERAL††,3 - 4.4%
RBS Securities, Inc. issued 09/28/12 at 0.24% due 10/01/12	332,198	332,198
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 09/28/12 at 0.15% due 10/01/12	326,927	326,927
Total Securities Lending Collateral
(Cost $659,125)		659,125
Total Investments - 104.7%
(Cost $14,872,232)		$15,823,735
Other Assets & Liabilities, net - (4.7)%		(710,613)
Total Net Assets - 100.0%		$15,113,122

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at September 30, 2012 - See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	Securities lending collateral - See Note 4.

REIT	Real Estate Investment Trust

DWA Sector Rotation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
EXCHANGE TRADED FUNDS† - 99.0%
Sector Fund-Biotechnology - 21.4%
iShares Nasdaq Biotechnology Index Fund	15,500	$2,207,664
iShares Dow Jones US Pharmaceuticals Index Fund	22,058	1,977,059
Total Sector Fund-Biotechnology		4,184,723
Sector Fund-Real Estate - 17.0%
iShares Dow Jones US Real Estate Index Fund	26,121	1,681,931
SPDR Dow Jones REIT ETF	22,955	1,651,842
Total Sector Fund-Real Estate		3,333,773
Sector Fund-Health Care - 11.3%
Powershares Dynamic Pharmaceuticals Portfolio	64,196	2,215,404
Sector Fund-Technology - 10.4%
Technology Select Sector SPDR Fund	66,323	2,044,738
Sector Fund-Retail - 10.4%
SPDR S&P Retail ETF	32,440	2,034,637
Sector Fund-Internet & Telecommunications - 10.0%
iShares Dow Jones US Telecommunications Sector Index Fund	76,548	1,954,270
Equity Funds - 9.4%
iShares Dow Jones US Consumer Services Sector Index Fund	21,240	1,837,685
Sector Fund-Financials - 9.1%
iShares Dow Jones US Financial Sector Index Fund	30,705	1,790,409
Total Exchange Traded Funds
(Cost $17,717,468)		19,395,639
	Face Amount
REPURCHASE AGREEMENTS††,1 - 1.2%
Mizuho Financial Group, Inc. issued 09/28/12 at 0.17% due 10/01/12	$60,961	60,961
HSBC Group issued 09/28/12 at 0.17% due 10/01/12	60,961	60,961
Credit Suisse Group issued 09/28/12 at 0.12% due 10/01/12	60,961	60,961
Deutsche Bank issued 09/28/12 at 0.12% due 10/01/12	60,960	60,960
Total Repurchase Agreements
(Cost $243,843)		243,843
Total Investments - 100.2%
(Cost $17,961,311)		$19,639,482
Other Assets & Liabilities, net - (0.2)%		(42,111)
Total Net Assets - 100.0%		$19,597,371

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.

REIT	Real Estate Investment Trust

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 101.4%
Semiconductors - 82.4%
Intel Corp.	18,234	$413,547
Texas Instruments, Inc.	7,721	212,714
Broadcom Corp. — Class A	4,835	167,194
Analog Devices, Inc.	3,343	131,012
Altera Corp.	3,641	123,739
Xilinx, Inc.	3,378	112,859
NVIDIA Corp.*	8,308	110,829
Maxim Integrated Products, Inc.	4,059	108,051
Linear Technology Corp.	3,292	104,850
Taiwan Semiconductor Manufacturing Company Ltd. ADR	6,331	100,156
Microchip Technology, Inc.	2,961	96,943
Micron Technology, Inc.*	15,627	93,528
Skyworks Solutions, Inc.*	3,261	76,845
LSI Corp.*	10,562	72,983
Mellanox Technologies Ltd.*	715	72,594
Avago Technologies Ltd.	2,060	71,822
Marvell Technology Group Ltd.	7,765	71,050
ARM Holdings plc ADR	2,358	65,977
Cree, Inc.*	2,500	63,825
ON Semiconductor Corp.*	10,161	62,693
NXP Semiconductor N.V.*	2,425	60,649
Cirrus Logic, Inc.*	1,499	57,547
Atmel Corp.*	10,237	53,847
Cavium, Inc.*	1,475	49,162
Semtech Corp.*	1,948	48,992
Fairchild Semiconductor International, Inc. — Class A*	3,693	48,452
Cypress Semiconductor Corp.	4,320	46,310
PMC - Sierra, Inc.*	7,122	40,168
TriQuint Semiconductor, Inc.*	6,542	33,037
OmniVision Technologies, Inc.*	2,266	31,622
Total Semiconductors		2,802,997
Semiconductor Equipment - 17.4%
Applied Materials, Inc.	12,797	142,880
KLA-Tencor Corp.	2,317	110,532
Lam Research Corp.*	2,919	92,780
ASML Holding N.V.	1,217	65,329
Teradyne, Inc.*	4,406	62,653
Cymer, Inc.*	936	47,792
Veeco Instruments, Inc.*	1,306	39,206
GT Advanced Technologies, Inc.*	5,349	29,152
Total Semiconductor Equipment		590,324
Electrical Components & Equipment - 1.6%
First Solar, Inc.*	2,473	54,765
Total Common Stocks
(Cost $2,186,113)		3,448,086
Total Investments - 101.4%
(Cost $2,186,113)		$3,448,086
Other Assets & Liabilities, net - (1.4)%		(47,432)
Total Net Assets - 100.0%		$3,400,654

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

ADR	American Depositary Receipt
plc	Public Limited Company

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 98.7%
Oil & Gas Exploration & Production - 34.7%
ConocoPhillips	13,279	$759,293
Apache Corp.	6,007	519,425
Anadarko Petroleum Corp.	7,382	516,149
EOG Resources, Inc.	4,337	485,961
Devon Energy Corp.	7,255	438,928
Marathon Oil Corp.	13,799	408,036
Noble Energy, Inc.	3,875	359,251
Continental Resources, Inc.*	4,218	324,364
Chesapeake Energy Corp.	16,887	318,658
Pioneer Natural Resources Co.	3,019	315,184
Southwestern Energy Co.*	9,013	313,472
Range Resources Corp.	4,286	299,463
Cabot Oil & Gas Corp.	6,181	277,527
Concho Resources, Inc.*	2,854	270,417
Equities Corp.	4,526	267,034
Nexen, Inc.	9,681	245,317
Encana Corp.	11,183	245,131
Denbury Resources, Inc.*	13,700	221,392
Canadian Natural Resources Ltd.	7,178	221,011
QEP Resources, Inc.	6,692	211,869
Whiting Petroleum Corp.*	4,306	204,018
Talisman Energy, Inc.	14,943	199,041
CNOOC Ltd. ADR	980	198,675
Cimarex Energy Co.	3,322	194,503
Plains Exploration & Production Co.*	5,086	190,572
Newfield Exploration Co.*	5,795	181,499
Energy XXI Bermuda Ltd.	4,898	171,185
SM Energy Co.	3,064	165,793
Ultra Petroleum Corp.*	7,333	161,179
WPX Energy, Inc.*	9,592	159,131
Oasis Petroleum, Inc.*	4,881	143,843
Kodiak Oil & Gas Corp.*	15,085	141,196
Rosetta Resources, Inc.*	2,900	138,910
Total Oil & Gas Exploration & Production		9,267,427
Integrated Oil & Gas - 23.8%
Exxon Mobil Corp.	20,441	1,869,329
Chevron Corp.	11,517	1,342,422
Occidental Petroleum Corp.	8,596	739,772
Petroleo Brasileiro S.A. ADR	18,680	428,519
Hess Corp.	6,939	372,763
BP plc ADR	6,705	284,024
Murphy Oil Corp.	5,258	282,302
Suncor Energy, Inc.	7,613	250,087
Total S.A. ADR	4,748	237,875
Royal Dutch Shell plc ADR	2,918	202,538
InterOil Corp.*	2,350	181,561
SandRidge Energy, Inc.*	23,647	164,820
Total Integrated Oil & Gas		6,356,012
Oil & Gas Equipment & Services - 15.9%
Schlumberger Ltd.	11,834	855,953
National Oilwell Varco, Inc.	6,540	523,919
Halliburton Co.	14,543	489,954
Baker Hughes, Inc.	8,664	391,873
Cameron International Corp.*	5,870	329,131
FMC Technologies, Inc.*	6,362	294,561
Weatherford International Ltd.*	21,868	277,286
Oceaneering International, Inc.	3,876	214,149
Tenaris S.A. ADR	4,636	189,010
Oil States International, Inc.*	2,353	186,969
Core Laboratories N.V.	1,498	181,977
McDermott International, Inc.*	12,418	151,748
Superior Energy Services, Inc.*	7,314	150,083
Total Oil & Gas Equipment & Services		4,236,613
Oil & Gas Drilling - 7.7%
Ensco plc — Class A	5,729	312,574
Transocean Ltd.	6,599	296,229
Noble Corp.	7,444	266,346
Diamond Offshore Drilling, Inc.	3,984	262,187
Seadrill Ltd.	5,631	220,848
Nabors Industries Ltd.*	14,682	205,988
Helmerich & Payne, Inc.	4,070	193,773
Rowan Companies plc — Class A*	5,170	174,591
Patterson-UTI Energy, Inc.	8,420	133,373
Total Oil & Gas Drilling		2,065,909
Oil & Gas Refining & Marketing - 7.7%
Phillips 66	10,339	479,419
Marathon Petroleum Corp.	7,048	384,750
Valero Energy Corp.	11,664	369,516
HollyFrontier Corp.	6,333	261,363
Tesoro Corp.	5,213	218,425
Sunoco, Inc.	4,217	197,482
Western Refining, Inc.	5,200	136,136
Total Oil & Gas Refining & Marketing		2,047,091
Oil & Gas Storage & Transportation - 5.9%
Kinder Morgan, Inc.	16,333	580,148
Williams Companies, Inc.	12,052	421,458
Spectra Energy Corp.	13,725	402,966
Cheniere Energy, Inc.*	10,310	160,321
Total Oil & Gas Storage & Transportation		1,564,893
Coal & Consumable Fuels - 3.0%
CONSOL Energy, Inc.	7,628	229,222
Peabody Energy Corp.	9,403	209,593
Cameco Corp.	8,500	165,325
Alpha Natural Resources, Inc.*	15,893	104,417
Arch Coal, Inc.	15,789	99,944
Total Coal & Consumable Fuels		808,501
Total Common Stocks
(Cost $13,955,386)		26,346,446

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Face Amount	Value
REPURCHASE AGREEMENT††,1 - 2.1%
Credit Suisse Group issued 09/28/12 at 0.12% due 10/01/12	$548,282	$548,282
Total Repurchase Agreement
(Cost $548,282)		548,282
Total Investments - 100.8%
(Cost $14,503,668)		$26,894,728
Other Assets & Liabilities, net - (0.8)%		(221,853)
Total Net Assets - 100.0%		$26,672,875

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt
plc	Public Limited Company

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 100.6%
Oil & Gas Equipment & Services - 73.2%
Schlumberger Ltd.	30,689	$2,219,736
National Oilwell Varco, Inc.	16,675	1,335,834
Halliburton Co.	36,834	1,240,937
Baker Hughes, Inc.	22,449	1,015,368
Cameron International Corp.*	14,960	838,807
FMC Technologies, Inc.*	16,201	750,106
Weatherford International Ltd.*	44,722	567,075
Oceaneering International, Inc.	10,084	557,141
Dresser-Rand Group, Inc.*	8,647	476,536
Oil States International, Inc.*	5,861	465,715
Superior Energy Services, Inc.*	18,971	389,285
Dril-Quip, Inc.*	5,395	387,793
McDermott International, Inc.*	31,464	384,490
Tidewater, Inc.	7,262	352,425
Tenaris S.A. ADR	8,029	327,342
Helix Energy Solutions Group, Inc.*	16,862	308,069
Bristow Group, Inc.	6,023	304,463
Lufkin Industries, Inc.	5,436	292,566
Core Laboratories N.V.	2,396	291,066
CARBO Ceramics, Inc.[1]	4,356	274,080
Exterran Holdings, Inc.*	13,253	268,771
Hornbeck Offshore Services, Inc.*	6,852	251,126
Key Energy Services, Inc.*	30,679	214,753
Total Oil & Gas Equipment & Services		13,513,484
Oil & Gas Drilling - 27.4%
Ensco plc — Class A	12,602	687,565
Diamond Offshore Drilling, Inc.	10,342	680,607
Transocean Ltd.	14,496	650,725
Noble Corp.	15,763	564,000
Helmerich & Payne, Inc.	10,578	503,619
Rowan Companies plc — Class A*	13,434	453,666
Seadrill Ltd.	10,400	407,888
Atwood Oceanics, Inc.*	8,580	389,961
Nabors Industries Ltd.*	27,471	385,418
Patterson-UTI Energy, Inc.	21,832	345,819
Total Oil & Gas Drilling		5,069,268
Total Common Stocks
(Cost $9,536,866)		18,582,752

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.8%
Credit Suisse Group issued 09/28/12 at 0.12% due 10/01/12	$144,840	144,840
Total Repurchase Agreement
(Cost $144,840)		144,840
SECURITIES LENDING COLLATERAL††,3 - 0.7%
RBS Securities, Inc. issued 09/28/12 at 0.24% due 10/01/12	66,528	66,528
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 09/28/12 at 0.15% due 10/01/12	65,472	65,472
Total Securities Lending Collateral
(Cost $132,000)		132,000
Total Investments - 102.1%
(Cost $9,813,706)		$18,859,592
Other Assets & Liabilities, net - (2.1)%		(386,140)
Total Net Assets - 100.0%		$18,473,452

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at September 30, 2012 - See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral - See Note 4.

ADR	American Depositary Receipt
plc	Public Limited Company

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 55.2%
Financials - 11.7%
HSBC Holdings plc ADR	6,089	$282,895
Allianz SE ADR	20,320	241,198
Deutsche Bank AG	4,463	176,958
Banco Santander S.A. ADR	20,639	153,967
UBS AG	9,782	119,145
ING Groep N.V. ADR*	13,713	108,196
Barclays plc ADR	7,693	106,702
Banco Bilbao Vizcaya Argentaria S.A. ADR	12,013	93,101
Total Financials		1,282,162
Health Care - 11.6%
Novartis AG ADR	5,810	355,921
Roche Holding AG ADR	5,800	272,542
GlaxoSmithKline plc ADR	5,724	264,678
Sanofi ADR	5,731	246,777
AstraZeneca plc ADR	2,861	136,927
Total Health Care		1,276,845
Consumer Staples - 9.7%
Nestle S.A. ADR	7,428	469,524
British American Tobacco plc ADR	2,407	247,054
Diageo plc ADR	1,724	194,347
Unilever N.V.	4,313	153,025
Total Consumer Staples		1,063,950
Energy - 8.3%
Royal Dutch Shell plc ADR	3,790	263,064
BP plc ADR	6,181	261,827
Total S.A. ADR	5,010	251,001
Eni SpA ADR	2,980	130,643
Total Energy		906,535
Telecommunication Services - 5.1%
Vodafone Group plc ADR	10,120	288,369
Telefonica S.A. ADR	8,090	107,436
Deutsche Telekom AG ADR	7,719	95,175
France Telecom S.A. ADR	5,356	65,450
Total Telecommunication Services		556,430
Materials - 2.9%
BHP Billiton Ltd. ADR	1,887	129,467
Rio Tinto plc ADR[1]	2,487	116,292
Anglo American plc ADR	4,714	69,060
Total Materials		314,819
Industrials - 2.8%
Siemens AG ADR	2,147	215,022
ABB Ltd. ADR	4,842	90,545
Total Industrials		305,567
Information Technology - 2.0%
SAP AG ADR	2,115	150,863
Telefonaktiebolaget LM Ericsson — Class B ADR	7,197	65,709
Total Information Technology		216,572
Consumer Discretionary - 1.1%
Daimler AG	2,434	118,516
Total Common Stocks
(Cost $5,224,398)		6,041,396

	Face Amount
REPURCHASE AGREEMENTS††,2 - 42.7%
Mizuho Financial Group, Inc. issued 09/28/12 at 0.17% due 10/01/12	$1,169,305	1,169,305
HSBC Group issued 09/28/12 at 0.17% due 10/01/12	1,169,305	1,169,305
Credit Suisse Group issued 09/28/12 at 0.12% due 10/01/12	1,169,306	1,169,306
Deutsche Bank issued 09/28/12 at 0.12% due 10/01/12	1,169,306	1,169,306
Total Repurchase Agreements
(Cost $4,677,222)		4,677,222
SECURITIES LENDING COLLATERAL††,3 - 0.5%
RBS Securities, Inc. issued 09/28/12 at 0.24% due 10/01/12	29,635	29,635
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 09/28/12 at 0.15% due 10/01/12	29,165	29,165
Total Securities Lending Collateral
(Cost $58,800)		58,800
Total Investments - 98.4%
(Cost $9,960,420)		$10,777,418
Other Assets & Liabilities, net - 1.6%		170,443
Total Net Assets - 100.0%		$10,947,861

	Contracts	Unrealized Loss
CURRENCY FUTURES CONTRACTS PURCHASED†
December 2012 Euro FX Currency Futures Contracts (Aggregate Value of Contracts $7,555,838)	47	$(72,144)
EQUITY FUTURES CONTRACTS PURCHASED†
December 2012 STOXX 50 Index Futures Contracts (Aggregate Value of Contracts $4,868,714)	151	$(105,567)
December 2012 EURO STOXX 50 Index Futures Contracts (Aggregate Value of Contracts $2,771,805)	88	(132,570)
(Total Aggregate Value of Contracts $7,640,519)		$(238,137)

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

*	Non-income producing security.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at September 30, 2012 - See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	Securities lending collateral - See Note 4.

ADR	American Depositary Receipt
plc	Public Limited Company

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 104.1%
Diversified Banks - 10.7%
Wells Fargo & Co.	7,210	$248,960
U.S. Bancorp	4,363	149,651
Itau Unibanco Holding S.A. ADR	4,773	72,931
Banco Bradesco S.A. ADR	4,380	70,387
ICICI Bank Ltd. ADR	1,591	63,863
Barclays plc ADR	4,281	59,377
HSBC Holdings plc ADR	1,263	58,679
New York Community Bancorp, Inc.	3,318	46,983
Comerica, Inc.	1,450	45,023
Total Diversified Banks		815,854
Property & Casualty Insurance - 10.3%
Berkshire Hathaway, Inc. — Class B*	3,087	272,274
Travelers Companies, Inc.	1,394	95,155
Chubb Corp.	1,105	84,289
Allstate Corp.	2,029	80,369
ACE Ltd.	1,034	78,170
Progressive Corp.	3,149	65,310
XL Group plc — Class A	2,582	62,045
Cincinnati Financial Corp.	1,199	45,430
Total Property & Casualty Insurance		783,042
Asset Management & Custody Banks - 9.3%
BlackRock, Inc. — Class A	546	97,351
Franklin Resources, Inc.	763	95,428
Bank of New York Mellon Corp.	4,133	93,488
State Street Corp.	1,934	81,151
T. Rowe Price Group, Inc.	1,160	73,428
Ameriprise Financial, Inc.	1,111	62,983
Invesco Ltd.	2,449	61,201
Northern Trust Corp.	1,313	60,943
Affiliated Managers Group, Inc.*	374	46,002
Legg Mason, Inc.	1,350	33,318
Total Asset Management & Custody Banks		705,293
Specialized REITs - 9.0%
American Tower Corp. — Class A	1,380	98,518
Public Storage	665	92,548
HCP, Inc.	1,814	80,687
Ventas, Inc.	1,270	79,058
Health Care REIT, Inc.	1,248	72,072
Weyerhaeuser Co.	2,626	68,644
Host Hotels & Resorts, Inc.	3,883	62,322
Plum Creek Timber Company, Inc.	1,123	49,232
Rayonier, Inc.	920	45,089
Senior Housing Properties Trust	1,660	36,155
Total Specialized REITs		684,325
Regional Banks - 8.4%
PNC Financial Services Group, Inc.	1,659	104,683
BB&T Corp.	2,665	88,371
SunTrust Banks, Inc.	2,531	71,551
Fifth Third Bancorp	4,482	69,516
M&T Bank Corp.	678	64,518
Regions Financial Corp.	7,960	57,392
CIT Group, Inc.*	1,335	52,586
KeyCorp	5,995	52,396
Huntington Bancshares, Inc.	6,458	44,560
First Horizon National Corp.	2,920	28,120
Total Regional Banks		633,693
Other Diversified Financial Services - 7.7%
JPMorgan Chase & Co.	5,635	228,105
Citigroup, Inc.	5,435	177,833
Bank of America Corp.	19,919	175,885
Total Other Diversified Financial Services		581,823
Retail REITs - 6.8%
Simon Property Group, Inc.	830	126,002
General Growth Properties, Inc.	4,042	78,738
Kimco Realty Corp.	2,608	52,864
Macerich Co.	882	50,477
Federal Realty Investment Trust	459	48,333
Realty Income Corp.	1,055	43,139
DDR Corp.	2,600	39,936
Taubman Centers, Inc.	520	39,900
Regency Centers Corp.	800	38,984
Total Retail REITs		518,373
Life & Health Insurance - 6.2%
MetLife, Inc.	3,252	112,064
Prudential Financial, Inc.	1,675	91,304
Aflac, Inc.	1,832	87,716
Principal Financial Group, Inc.	1,917	51,644
Lincoln National Corp.	1,964	47,509
Unum Group	2,185	41,996
Torchmark Corp.	796	40,875
Total Life & Health Insurance		473,108
Consumer Finance - 5.1%
American Express Co.	2,592	147,380
Capital One Financial Corp.	1,874	106,837
Discover Financial Services	2,135	84,824
SLM Corp.	3,122	49,078
Total Consumer Finance		388,119
Investment Banking & Brokerage - 4.8%
Goldman Sachs Group, Inc.	1,200	136,415
Morgan Stanley	6,248	104,592
Charles Schwab Corp.	5,709	73,018
TD Ameritrade Holding Corp.	3,394	52,166
Total Investment Banking & Brokerage		366,191
Residential REITs - 4.6%
Equity Residential	1,345	77,378
AvalonBay Communities, Inc.	488	66,363
UDR, Inc.	1,860	46,165
Essex Property Trust, Inc.	290	42,990
Camden Property Trust	660	42,563
American Campus Communities, Inc.	850	37,298
Apartment Investment & Management Co. — Class A	1,390	36,126
Total Residential REITs		348,883
Multi-Line Insurance - 4.2%
American International Group, Inc.*	3,890	127,553
Loews Corp.	1,799	74,227
Hartford Financial Services Group, Inc.	2,782	54,082

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 104.1% (continued)
Multi-Line Insurance - 4.2% (continued)
Assurant, Inc.	860	$32,078
Genworth Financial, Inc. — Class A*	5,430	28,399
Total Multi-Line Insurance		316,339
Specialized Finance - 3.6%
CME Group, Inc. — Class A	1,415	81,080
Moody's Corp.	1,305	57,642
IntercontinentalExchange, Inc.*	423	56,432
NYSE Euronext	1,825	44,986
NASDAQ OMX Group, Inc.	1,560	36,340
Total Specialized Finance		276,480
Office REITs - 2.8%
Boston Properties, Inc.	682	75,436
Digital Realty Trust, Inc.	779	54,413
SL Green Realty Corp.	622	49,804
Highwoods Properties, Inc.	900	29,358
Total Office REITs		209,011
Mortgage REITs - 2.3%
Annaly Capital Management, Inc.	4,392	73,961
American Capital Agency Corp.	1,828	63,231
Two Harbors Investment Corp.	2,860	33,605
Total Mortgage REITs		170,797
Insurance Brokers - 2.0%
Marsh & McLennan Companies, Inc.	2,333	79,158
Aon plc	1,323	69,180
Total Insurance Brokers		148,338
Diversified Capital Markets - 1.5%
Deutsche Bank AG	1,455	57,691
Credit Suisse Group AG ADR	2,539	53,700
Total Diversified Capital Markets		111,391
Diversified REITs - 1.4%
Vornado Realty Trust	875	70,919
Duke Realty Corp.	2,460	36,162
Total Diversified REITs		107,081
Thrifts & Mortgage Finance - 1.0%
People's United Financial, Inc.	3,182	38,630
Hudson City Bancorp, Inc.	4,790	38,128
Total Thrifts & Mortgage Finance		76,758
Industrial REITs - 1.0%
Prologis, Inc.	2,121	74,299
Reinsurance - 0.8%
Everest Re Group Ltd.	538	57,544
Real Estate Services - 0.6%
CBRE Group, Inc. — Class A*	2,405	44,276
Total Common Stocks
(Cost $6,132,332)		7,891,018

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.6%
Credit Suisse Group issued 09/28/12 at 0.12% due 10/01/12	$41,867	41,867
Total Repurchase Agreement
(Cost $41,867)		41,867
Total Investments - 104.7%
(Cost $6,174,199)		$7,932,885
Other Assets & Liabilities, net - (4.7)%		(354,557)
Total Net Assets - 100.0%		$7,578,328

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Face Amount	Value
U.S. GOVERNMENT SECURITIES† - 34.4%
U.S. Treasury Bond
2.75% due 08/15/42	$7,800,000	$7,684,219
Total U.S. Government Securities
(Cost $7,417,571)		7,684,219
FEDERAL AGENCY DISCOUNT NOTES†† - 22.4%
Federal Farm Credit Bank[1]
0.08% due 10/17/12	1,000,000	999,964
0.06% due 10/23/12	1,000,000	999,963
Total Federal Farm Credit Bank		1,999,927
Federal Home Loan Bank[1]
0.12% due 10/02/12	1,000,000	999,997
Farmer Mac[1]
0.10% due 10/04/12	1,000,000	999,992
Fannie Mae[2]
0.11% due 10/15/12	1,000,000	999,957
Total Federal Agency Discount Notes
(Cost $4,999,873)		4,999,873

REPURCHASE AGREEMENTS††,3 - 37.6%
Mizuho Financial Group, Inc. issued 09/28/12 at 0.17% due 10/01/12	2,101,746	2,101,746
HSBC Group issued 09/28/12 at 0.17% due 10/01/12	2,101,747	2,101,747
Credit Suisse Group issued 09/28/12 at 0.12% due 10/01/12	2,101,747	2,101,747
Deutsche Bank issued 09/28/12 at 0.12% due 10/01/12	2,101,747	2,101,747
Total Repurchase Agreements
(Cost $8,406,987)		8,406,987
Total Investments - 94.4%
(Cost $20,824,431)		$21,091,079
Other Assets & Liabilities, net - 5.6%		1,249,363
Total Net Assets - 100.0%		$22,340,442

	Contracts	Unrealized Loss
INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2012 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $23,000,156)	139	$(130,813)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 3.

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 99.6%
Pharmaceuticals - 35.2%
Johnson & Johnson	13,100	$902,721
Pfizer, Inc.	36,181	899,098
Merck & Company, Inc.	17,114	771,841
Abbott Laboratories	9,868	676,550
Bristol-Myers Squibb Co.	14,717	496,699
Eli Lilly & Co.	10,262	486,521
Allergan, Inc.	3,779	346,081
Watson Pharmaceuticals, Inc.*	2,575	219,287
Teva Pharmaceutical Industries Ltd. ADR	5,272	218,314
Mylan, Inc.*	8,478	206,863
Perrigo Co.	1,756	203,995
Forest Laboratories, Inc.*	5,627	200,377
Warner Chilcott plc — Class A	14,724	198,774
Novartis AG ADR	3,142	192,479
Valeant Pharmaceuticals International, Inc.*	3,164	174,874
AstraZeneca plc ADR	3,629	173,684
GlaxoSmithKline plc ADR	3,685	170,394
Sanofi ADR	3,662	157,686
Hospira, Inc.*	4,526	148,543
Endo Health Solutions, Inc.*	3,925	124,501
Medicis Pharmaceutical Corp. — Class A	2,090	90,434
Vivus, Inc.*	4,810	85,714
Questcor Pharmaceuticals, Inc.*,1	3,410	63,085
Total Pharmaceuticals		7,208,515
Health Care Equipment - 17.5%
Medtronic, Inc.	10,077	434,520
Baxter International, Inc.	6,242	376,143
Stryker Corp.	5,432	302,345
Intuitive Surgical, Inc.*	539	267,145
Covidien plc	4,381	260,319
Becton Dickinson and Co.	3,172	249,192
St. Jude Medical, Inc.	5,640	237,613
Edwards Lifesciences Corp.*	2,181	234,174
Zimmer Holdings, Inc.	3,212	217,195
Boston Scientific Corp.*	32,510	186,607
CR Bard, Inc.	1,748	182,928
Varian Medical Systems, Inc.*	2,808	169,379
CareFusion Corp.*	5,790	164,378
ResMed, Inc.	3,938	159,371
Hologic, Inc.*	7,320	148,157
Total Health Care Equipment		3,589,466
Biotechnology - 15.6%
Amgen, Inc.	6,386	538,467
Gilead Sciences, Inc.*	6,967	462,121
Biogen Idec, Inc.*	2,594	387,103
Celgene Corp.*	4,908	374,971
Alexion Pharmaceuticals, Inc.*	2,716	310,710
Regeneron Pharmaceuticals, Inc.*	1,589	242,577
Vertex Pharmaceuticals, Inc.*	4,021	224,975
Amarin Corporation plc ADR*	12,570	158,382
Onyx Pharmaceuticals, Inc.*	1,710	144,495
Medivation, Inc.*	2,450	138,082
Ariad Pharmaceuticals, Inc.*	5,490	132,995
Arena Pharmaceuticals, Inc.*	10,130	84,282
Total Biotechnology		3,199,160
Managed Health Care - 9.1%
UnitedHealth Group, Inc.	8,954	496,142
WellPoint, Inc.	4,896	284,017
Cigna Corp.	5,153	243,067
Aetna, Inc.	6,077	240,649
Humana, Inc.	3,069	215,290
Coventry Health Care, Inc.	3,732	155,587
AMERIGROUP Corp.*	1,431	130,836
WellCare Health Plans, Inc.*	1,670	94,439
Total Managed Health Care		1,860,027
Health Care Services - 7.4%
Express Scripts Holding Co.*	7,469	468,083
Catamaran Corp.*	2,160	211,616
DaVita, Inc.*	2,040	211,364
Quest Diagnostics, Inc.	3,182	201,834
Laboratory Corporation of America Holdings*	2,141	197,978
Omnicare, Inc.	3,653	124,092
HMS Holdings Corp.*	3,260	108,982
Total Health Care Services		1,523,949
Life Sciences Tools & Services - 5.9%
Thermo Fisher Scientific, Inc.	5,118	301,092
Agilent Technologies, Inc.	6,170	237,237
Life Technologies Corp.*	3,910	191,121
Waters Corp.*	2,128	177,326
Illumina, Inc.*	3,207	154,577
Mettler-Toledo International, Inc.*	830	141,714
Total Life Sciences Tools & Services		1,203,067
Health Care Distributors - 4.4%
McKesson Corp.	3,295	283,470
Cardinal Health, Inc.	6,172	240,523
AmerisourceBergen Corp. — Class A	5,257	203,498
Henry Schein, Inc.*	2,198	174,235
Total Health Care Distributors		901,726
Health Care Facilities - 1.9%
HCA Holdings, Inc.	7,613	253,132
Universal Health Services, Inc. — Class B	3,056	139,751
Total Health Care Facilities		392,883
Health Care Supplies - 1.4%
DENTSPLY International, Inc.	4,062	154,925
Cooper Companies, Inc.	1,400	132,244
Total Health Care Supplies		287,169
Health Care Technology - 1.2%
Cerner Corp.*	3,166	245,080
Total Common Stocks
(Cost $13,608,756)		20,411,042

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Face Amount	Value
REPURCHASE AGREEMENT††,2 - 0.1%
Credit Suisse Group issued 09/28/12 at 0.12% due 10/01/12	$20,108	$20,108
Total Repurchase Agreement
(Cost $20,108)		20,108
SECURITIES LENDING COLLATERAL††,3 - 0.2%
RBS Securities, Inc. issued 9/28/12 at 0.24% due 10/1/12	15,499	15,499
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 09/28/12 at 0.15% due 10/01/12	15,252	15,252
Total Securities Lending Collateral
(Cost $30,751)		30,751
Total Investments - 99.9%
(Cost $13,659,615)		$20,461,901
Other Assets & Liabilities, net - 0.1%		27,015
Total Net Assets - 100.0%		$20,488,916

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at September 30, 2012 - See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral - See Note 4.

ADR	American Depositary Receipt
plc	Public Limited Company

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 99.1%
Internet Software & Services - 47.8%
Google, Inc. — Class A*	731	$551,539
eBay, Inc.*	5,617	271,918
Facebook, Inc. — Class A*	11,290	244,429
Baidu, Inc. ADR*	1,687	197,075
Yahoo!, Inc.*	9,606	153,456
LinkedIn Corp. — Class A*	1,023	123,169
Equinix, Inc.*	538	110,855
Rackspace Hosting, Inc.*	1,568	103,629
VeriSign, Inc.*	1,989	96,844
Akamai Technologies, Inc.*	2,342	89,605
SINA Corp.*	1,274	82,402
IAC/InterActiveCorp	1,407	73,248
AOL, Inc.*	1,834	64,612
CoStar Group, Inc.*	644	52,512
NetEase, Inc. ADR*	884	49,628
Yelp, Inc. — Class A*	1,680	45,444
MercadoLibre, Inc.	534	44,082
Qihoo 360 Technology Company Ltd. ADR*	1,999	44,078
j2 Global, Inc.	1,319	43,290
Sohu.com, Inc.*	992	41,753
Youku Tudou, Inc. ADR*	2,248	41,341
Liquidity Services, Inc.*	809	40,620
ValueClick, Inc.*	2,267	38,970
Ancestry.com, Inc.*	1,295	38,954
Yandex N.V. — Class A*	1,605	38,697
Open Text Corp.*	667	36,778
VistaPrint N.V.*	1,025	35,004
OpenTable, Inc.*	778	32,365
Monster Worldwide, Inc.*	4,199	30,779
Total Internet Software & Services		2,817,076
Communications Equipment - 17.2%
QUALCOMM, Inc.	5,663	353,882
Cisco Systems, Inc.	18,360	350,492
Juniper Networks, Inc.*	5,838	99,888
F5 Networks, Inc.*	933	97,685
Research In Motion Ltd.*	10,082	75,615
Ciena Corp.*	2,907	39,535
Total Communications Equipment		1,017,097
Internet Retail - 15.9%
Amazon.com, Inc.*	1,459	371,053
Priceline.com, Inc.*	305	188,713
Expedia, Inc.	1,636	94,626
TripAdvisor, Inc.*	2,216	72,973
Groupon, Inc. — Class A*,1	14,602	69,506
Netflix, Inc.*	1,069	58,196
Liberty Ventures*	930	46,165
Shutterfly, Inc.*	1,140	35,477
Total Internet Retail		936,709
Systems Software - 7.3%
Symantec Corp.*	6,708	120,744
Red Hat, Inc.*	1,999	113,823
Check Point Software Technologies Ltd.*	2,272	109,420
BMC Software, Inc.*	2,125	88,166
Total Systems Software		432,153
Movies & Entertainment - 3.8%
Time Warner, Inc.	4,995	226,423
Application Software - 3.7%
Intuit, Inc.	2,476	145,787
TIBCO Software, Inc.*	2,466	74,547
Total Application Software		220,334
Semiconductors - 2.5%
Broadcom Corp. — Class A	4,302	148,763
Investment Banking & Brokerage - 0.9%
E*TRADE Financial Corp.*	6,156	54,234
Total Common Stocks
(Cost $3,164,803)		5,852,789
	Face Amount
REPURCHASE AGREEMENT††,2 - 1.2%
Credit Suisse Group issued 09/28/12 at 0.12% due 10/01/12	$73,171	73,171
Total Repurchase Agreement
(Cost $73,171)		73,171
SECURITIES LENDING COLLATERAL††,3 - 0.6%
RBS Securities, Inc. issued 09/28/12 at 0.24% due 10/01/12	18,396	18,396
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 09/28/12 at 0.15% due 10/01/12	18,104	18,104
Total Securities Lending Collateral
(Cost $36,500)		36,500
Total Investments - 100.9%
(Cost $3,274,474)		$5,962,460
Other Assets & Liabilities, net - (0.9)%		(52,879)
Total Net Assets - 100.0%		$5,909,581

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at September 30, 2012 - See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral - See Note 4.

ADR	American Depositary Receipt

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 35.9%
Federal Home Loan Bank[1]
0.12% due 10/02/12	$1,000,000	$999,997
Freddie Mac[2]
0.12% due 12/24/12	1,000,000	999,907
Fannie Mae[2]
0.14% due 02/20/13	1,000,000	999,724
Total Federal Agency Discount Notes
(Cost $2,999,184)		2,999,628
REPURCHASE AGREEMENTS††,3 - 60.8%
Credit Suisse Group issued 09/28/12 at 0.12% due 10/01/12[4]	2,921,754	2,921,754
HSBC Group issued 09/28/12 at 0.17% due 10/01/12	722,584	722,584
Mizuho Financial Group, Inc. issued 09/28/12 at 0.17% due 10/01/12	722,584	722,584
Deutsche Bank issued 09/28/12 at 0.12% due 10/01/12	722,584	722,584
Total Repurchase Agreements
(Cost $5,089,506)		5,089,506
Total Investments - 96.7%
(Cost $8,088,690)		$8,089,134
Other Assets & Liabilities, net - 3.3%		276,182
Total Net Assets - 100.0%		$8,365,316

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2012 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $4,678,450)	70	$21,994

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC October 2012 Dow Jones Industrial Average Index Swap, Terminating 10/31/12[5] (Notional Value $8,814,256)	656	$31,950
Barclays Bank plc October 2012 Dow Jones Industrial Average Index Swap, Terminating 10/31/12[5] (Notional Value $1,493,644)	111	5,446
Goldman Sachs International October 2012 Dow Jones Industrial Average Index Swap, Terminating 10/29/12[5] (Notional Value $1,584,887)	118	(2,772)
(Total Notional Value $11,892,787)		$34,624

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 3.
[4]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2012.
[5]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

plc	Public Limited Company

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 67.9%
Farmer Mac[1]
0.10% due 10/04/12	$4,000,000	$3,999,967
Federal Home Loan Bank[1]
0.12% due 10/02/12	3,000,000	2,999,990
Federal Farm Credit Bank[1]
0.08% due 10/17/12	1,000,000	999,965
0.06% due 10/23/12	1,000,000	999,963
Total Federal Farm Credit Bank		1,999,928
Fannie Mae[2]
0.11% due 10/15/12	2,000,000	1,999,914
Total Federal Agency Discount Notes
(Cost $10,999,799)		10,999,799
REPURCHASE AGREEMENTS†† - 332.3%
Individual Repurchase Agreement[4]
Barclays Capital issued 09/28/12 at 0.15% due 10/01/12 (Secured by a U.S. Treasury Bond, at a rate of 2.75% and maturing 08/15/42 as collateral, with a value of $29,299,725) to be repurchased at $28,725,580	28,725,220	28,725,220
Joint Repurchase Agreements[3]
Mizuho Financial Group, Inc. issued 09/28/12 at 0.17% due 10/01/12	6,280,008	6,280,008
HSBC Group issued 09/28/12 at 0.17% due 10/01/12	6,280,008	6,280,008
Credit Suisse Group issued 09/28/12 at 0.12% due 10/01/12	6,280,008	6,280,008
Deutsche Bank issued 09/28/12 at 0.12% due 10/01/12	6,280,008	6,280,008
Total Repurchase Agreements
(Cost $53,845,252)		53,845,252
Total Long Investments - 400.2%
(Cost $64,845,051)		$64,845,051

U.S. Government Securities Sold Short† - (57.7)%
U.S. Treasury Bond
2.75% due 08/15/42	9,484,000	(9,343,222)
Total U.S. Government Securities Sold Short
(Proceeds $9,515,105)		(9,343,222)
Other Assets & Liabilities, net - (242.5)%		(39,297,628)
Total Net Assets - 100.0%		$16,204,201

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
December 2012 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $8,273,438)	50	$62,428

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 3.
[4]	All or portion of this security is pledged as short collateral at September 30, 2012.

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 31.0%
Federal Home Loan Bank[1]
0.12% due 12/26/12	$200,000	$199,981
Fannie Mae[2]
0.11% due 12/26/12	125,000	124,987
Farmer Mac[1]
0.12% due 01/03/13	125,000	124,984
Total Federal Agency Discount Notes
(Cost $449,871)		449,952

REPURCHASE AGREEMENTS††,3 - 57.1%
Credit Suisse Group issued 09/28/12 at 0.12% due 10/01/12[4]	456,630	456,630
HSBC Group issued 09/28/12 at 0.17% due 10/01/12	123,609	123,609
Mizuho Financial Group, Inc. issued 09/28/12 at 0.17% due 10/01/12	123,609	123,609
Deutsche Bank issued 09/28/12 at 0.12% due 10/01/12	123,609	123,609
Total Repurchase Agreements
(Cost $827,457)		827,457
Total Investments - 88.1%
(Cost $1,277,328)		$1,277,409
Other Assets & Liabilities, net - 11.9%		172,939
Total Net Assets - 100.0%		$1,450,348

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2012 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $492,700)	5	$9,344

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC October 2012 S&P MidCap 400 Index Swap, Terminating 10/31/12[5] (Notional Value $195,198)	197	$624
Barclays Bank plc October 2012 S&P MidCap 400 Index Swap, Terminating 10/31/12[5] (Notional Value $354,416)	358	544
Goldman Sachs International October 2012 S&P MidCap 400 Index Swap, Terminating 10/29/12[5] (Notional Value $400,125)	405	(3,159)
(Total Notional Value $949,739)		$(1,991)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 3.
[4]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2012.
[5]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.

plc	Public Limited Company

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 39.2%
Farmer Mac[1]
0.10% due 10/04/12	$1,000,000	$999,992
Freddie Mac[2]
0.12% due 12/24/12	1,000,000	999,906
Fannie Mae[2]
0.11% due 10/15/12	450,000	449,981
Total Federal Agency Discount Notes
(Cost $2,449,692)		2,449,879
REPURCHASE AGREEMENTS††,3 - 49.5%
Credit Suisse Group issued 09/28/12 at 0.12% due 10/01/12[4]	1,453,188	1,453,188
HSBC Group issued 09/28/12 at 0.17% due 10/01/12	545,640	545,640
Mizuho Financial Group, Inc. issued 09/28/12 at 0.17% due 10/01/12	545,640	545,640
Deutsche Bank issued 09/28/12 at 0.12% due 10/01/12	545,640	545,640
Total Repurchase Agreements
(Cost $3,090,108)		3,090,108
Total Investments - 88.7%
(Cost $5,539,800)		$5,539,987
Other Assets & Liabilities, net - 11.3%		705,033
Total Net Assets - 100.0%		$6,245,020

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2012 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $502,605)	9	$1,519

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC October 2012 NASDAQ-100 Index Swap, Terminating 10/31/12[5] (Notional Value $3,823,738)	1,366	$30,574
Barclays Bank plc October 2012 NASDAQ-100 Index Swap, Terminating 10/31/12[5] (Notional Value $707,602)	253	1,665
Goldman Sachs International October 2012 NASDAQ-100 Index Swap, Terminating 10/29/12[5] (Notional Value $1,185,191)	423	(4,637)
(Total Notional Value $5,716,531)		$27,602

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 3.
[4]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2012.
[5]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

plc	Public Limited Company

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 28.1%
Federal Home Loan Bank[1]
0.12% due 10/02/12	$500,000	$499,998
Freddie Mac[2]
0.12% due 12/24/12	500,000	499,954
Total Federal Agency Discount Notes
(Cost $999,858)		999,952
REPURCHASE AGREEMENTS††,3 - 51.5%
Credit Suisse Group issued 09/28/12 at 0.12% due 10/01/12[4]	849,984	849,984
HSBC Group issued 09/28/12 at 0.17% due 10/01/12	329,502	329,502
Mizuho Financial Group, Inc. issued 09/28/12 at 0.17% due 10/01/12	329,502	329,502
Deutsche Bank issued 09/28/12 at 0.12% due 10/01/12	329,502	329,502
Total Repurchase Agreements
(Cost $1,838,490)		1,838,490
Total Investments - 79.6%
(Cost $2,838,348)		$2,838,442
Other Assets & Liabilities, net - 20.4%		728,102
Total Net Assets - 100.0%		$3,566,544

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2012 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $1,251,300)	15	$27,157

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC October 2012 Russell 2000 Index Swap, Terminating 10/31/12[5] (Notional Value $1,112,268)	1,328	$5,163
Barclays Bank plc October 2012 Russell 2000 Index Swap, Terminating 10/31/12[5] (Notional Value $413,566)	494	3,009
Goldman Sachs International October 2012 Russell 2000 Index Swap, Terminating 10/29/12[5] (Notional Value $794,333)	949	(3,437)
(Total Notional Value $2,320,167)		$4,735

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 3.
[4]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2012.
[5]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc	Public Limited Company

Inverse S&P 500 Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 44.1%
Federal Farm Credit Bank[1]
0.08% due 10/17/12	$3,000,000	$2,999,893
0.06% due 10/23/12	3,000,000	2,999,890
Total Federal Farm Credit Bank		5,999,783
Freddie Mac[2]
0.12% due 12/24/12	3,000,000	2,999,721
Federal Home Loan Bank[1]
0.12% due 10/02/12	2,000,000	1,999,993
Farmer Mac[1]
0.10% due 10/04/12	1,000,000	999,992
Fannie Mae[2]
0.11% due 10/15/12	1,000,000	999,957
Total Federal Agency Discount Notes
(Cost $12,998,885)		12,999,446
REPURCHASE AGREEMENTS††,3 - 53.9%
Credit Suisse Group issued 09/28/12 at 0.12% due 10/01/12[4]	6,740,915	6,740,915
HSBC Group issued 09/28/12 at 0.17% due 10/01/12	3,048,807	3,048,807
Mizuho Financial Group, Inc. issued 09/28/12 at 0.17% due 10/01/12	3,048,806	3,048,806
Deutsche Bank issued 09/28/12 at 0.12% due 10/01/12	3,048,806	3,048,806
Total Repurchase Agreements
(Cost $15,887,334)		15,887,334
Total Investments - 98.0%
(Cost $28,886,219)		$28,886,780
Other Assets & Liabilities, net - 2.0%		602,936
Total Net Assets - 100.0%		$29,489,716

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2012 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $7,025,375)	98	$4,433

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC October 2012 S&P 500 Index Swap, Terminating 10/31/12[5] (Notional Value $3,754,726)	2,606	$14,144
Barclays Bank plc October 2012 S&P 500 Index Swap, Terminating 10/31/12[5] (Notional Value $504,521)	350	2,273
Goldman Sachs International October 2012 S&P 500 Index Swap, Terminating 10/29/12[5] (Notional Value $18,165,387)	12,609	(93,767)
(Total Notional Value $22,424,634)		$(77,350)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 3.
[4]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2012.
[5]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc	Public Limited Company

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 34.3%
Freddie Mac[1]
0.12% due 12/24/12	$500,000	$499,953
Federal Home Loan Bank[2]
0.12% due 12/26/12	400,000	399,962
Total Federal Agency Discount Notes
(Cost $899,745)		899,915
REPURCHASE AGREEMENTS††,3 - 33.9%
Mizuho Financial Group, Inc. issued 09/28/12 at 0.17% due 10/01/12	221,775	221,775
HSBC Group issued 09/28/12 at 0.17% due 10/01/12	221,774	221,774
Credit Suisse Group issued 09/28/12 at 0.12% due 10/01/12	221,774	221,774
Deutsche Bank issued 09/28/12 at 0.12% due 10/01/12	221,774	221,774
Total Repurchase Agreements
(Cost $887,097)		887,097
Total Investments - 68.2%
(Cost $1,786,842)		$1,787,012
Other Assets & Liabilities, net - 31.8%		833,708
Total Net Assets - 100.0%		$2,620,720

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
December 2012 Nikkei 225 (CME) Index Futures Contracts (Aggregate Value of Contracts $5,236,250)	118	$45,493
CURRENCY FUTURES CONTRACTS PURCHASED†
December 2012 Japanese Yen Futures Contracts (Aggregate Value of Contracts $5,289,900)	33	$(15,335)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreements — See Note 3.

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 98.6%
Cable & Satellite - 14.4%
Comcast Corp. — Class A	10,254	$366,786
DIRECTV*	4,161	218,286
Time Warner Cable, Inc.	2,152	204,569
Liberty Global, Inc. — Class A*	2,518	152,969
DISH Network Corp. — Class A	4,471	136,857
Virgin Media, Inc.	3,487	102,657
Charter Communications, Inc. — Class A*	1,330	99,843
Cablevision Systems Corp. — Class A	4,827	76,508
Total Cable & Satellite		1,358,475
Restaurants - 14.0%
McDonald's Corp.	3,917	359,384
Starbucks Corp.	4,580	232,435
Yum! Brands, Inc.	3,072	203,796
Chipotle Mexican Grill, Inc. — Class A*	363	115,267
Darden Restaurants, Inc.	1,756	97,897
Panera Bread Co. — Class A*	494	84,420
Dunkin' Brands Group, Inc.	2,230	65,105
Brinker International, Inc.	1,702	60,081
Cheesecake Factory, Inc.	1,450	51,838
Buffalo Wild Wings, Inc.*	560	48,014
Total Restaurants		1,318,237
Movies & Entertainment - 13.4%
Walt Disney Co.	6,943	362,979
News Corp. — Class A	11,628	285,235
Time Warner, Inc.	5,402	244,873
Viacom, Inc. — Class B	3,669	196,622
Imax Corp.*	3,001	59,750
Cinemark Holdings, Inc.	2,645	59,327
Lions Gate Entertainment Corp.*	3,603	55,018
Total Movies & Entertainment		1,263,804
Tobacco - 11.7%
Philip Morris International, Inc.	5,116	460,133
Altria Group, Inc.	9,270	309,525
Reynolds American, Inc.	4,294	186,102
Lorillard, Inc.	1,235	143,816
Total Tobacco		1,099,576
Hotels, Resorts & Cruise Lines - 8.4%
Carnival Corp.	5,539	201,842
Marriott International, Inc. — Class A	3,368	131,689
Starwood Hotels & Resorts Worldwide, Inc.	2,198	127,396
Wyndham Worldwide Corp.	1,933	101,444
Royal Caribbean Cruises Ltd.	3,177	95,977
Ctrip.com International Ltd. ADR*	4,580	77,310
Ryman Hospitality Properties*	1,310	51,784
Total Hotels, Resorts & Cruise Lines		787,442
Broadcasting - 7.8%
CBS Corp. — Class B	4,924	178,889
Discovery Communications, Inc. — Class A*	2,947	175,730
Liberty Media Corporation - Liberty Capital — Class A*	1,283	133,650

Scripps Networks Interactive, Inc. — Class A	1,867	114,316
Grupo Televisa SAB ADR	3,207	75,397
Pandora Media, Inc.*,1	4,853	53,140
Total Broadcasting		731,122
Casinos & Gaming - 7.8%
Las Vegas Sands Corp.	5,064	234,817
Wynn Resorts Ltd.	1,129	130,332
MGM Resorts International*	8,086	86,925
Melco Crown Entertainment Ltd. ADR*	5,898	79,505
International Game Technology	5,426	71,026
Penn National Gaming, Inc.*	1,609	69,348
Bally Technologies, Inc.*	1,120	55,317
Total Casinos & Gaming		727,270
Distillers & Vintners - 4.5%
Brown-Forman Corp. — Class B	2,159	140,875
Beam, Inc.	1,976	113,699
Constellation Brands, Inc. — Class A*	2,762	89,351
Diageo plc ADR	680	76,656
Total Distillers & Vintners		420,581
Publishing - 4.3%
Thomson Reuters Corp.	6,282	181,299
McGraw-Hill Companies, Inc.	2,707	147,775
Gannett Company, Inc.	4,279	75,952
Total Publishing		405,026
Leisure Products - 3.8%
Mattel, Inc.	3,676	130,425
Polaris Industries, Inc.	1,098	88,795
Hasbro, Inc.	2,197	83,859
Brunswick Corp.	2,285	51,710
Total Leisure Products		354,789
Brewers - 3.4%
Cia de Bebidas das Americas ADR	2,884	110,370
Molson Coors Brewing Co. — Class B	2,375	106,994
Anheuser-Busch InBev N.V. ADR	1,148	98,625
Total Brewers		315,989
Home Entertainment Software - 2.6%
Activision Blizzard, Inc.	11,456	129,224
Electronic Arts, Inc.*	5,870	74,490
Take-Two Interactive Software, Inc.*	3,429	35,764
Total Home Entertainment Software		239,478
Leisure Facilities - 1.3%
Six Flags Entertainment Corp.	1,119	65,798
Life Time Fitness, Inc.*	1,141	52,189
Total Leisure Facilities		117,987
Motorcycle Manufacturers - 1.2%
Harley-Davidson, Inc.	2,743	116,221
Total Common Stocks
(Cost $6,180,027)		9,255,997

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Face Amount	Value
REPURCHASE AGREEMENT††,2 - 0.8%
Credit Suisse Group issued 09/28/12 at 0.12% due 10/01/12	$72,591	$72,591
Total Repurchase Agreement
(Cost $72,591)		72,591
SECURITIES LENDING COLLATERAL††,3 - 0.3%
RBS Securities, Inc. issued 09/28/12 at 0.24% due 10/01/12	13,608	13,608
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 09/28/12 at 0.15% due 10/01/12	13,392	13,392
Total Securities Lending Collateral
(Cost $27,000)		27,000
Total Investments - 99.7%
(Cost $6,279,618)		$9,355,588
Other Assets & Liabilities, net - 0.3%		25,220
Total Net Assets - 100.0%		$9,380,808

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at September 30, 2012 - See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral - See Note 4.

ADR	American Depositary Receipt
plc	Public Limited Company

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 43.5%
Federal Home Loan Bank[1]
0.12% due 10/02/12	$2,000,000	$1,999,993
Farmer Mac[1]
0.10% due 10/04/12	1,000,000	999,992
Fannie Mae[2]
0.11% due 10/15/12	1,000,000	999,957
Freddie Mac[2]
0.12% due 12/24/12	500,000	499,953
Total Federal Agency Discount Notes
(Cost $4,499,802)		4,499,895
REPURCHASE AGREEMENTS††,3 - 52.0%
Mizuho Financial Group, Inc. issued 09/28/12 at 0.17% due 10/01/12	$1,346,103	1,346,103
HSBC Group issued 09/28/12 at 0.17% due 10/01/12	1,346,103	1,346,103
Credit Suisse Group issued 09/28/12 at 0.12% due 10/01/12	1,346,103	1,346,103
Deutsche Bank issued 09/28/12 at 0.12% due 10/01/12	1,346,103	1,346,103
Total Repurchase Agreements
(Cost $5,384,412)		5,384,412
Total Investments - 95.5%
(Cost $9,884,214)		$9,884,307
Other Assets & Liabilities, net - 4.5%		462,141
Total Net Assets - 100.0%		$10,346,448

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED†
November 2012 Soybean Futures Contracts (Aggregate Value of Contracts $639,200)	8	$51,800
December 2012 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $467,158)	4	41,947
December 2012 Heating Oil Futures Contracts (Aggregate Value of Contracts $394,141)	3	31,194
December 2012 WTI Crude Futures Contracts (Aggregate Value of Contracts $1,016,620)	11	28,046
December 2012 Natural Gas Futures Contracts (Aggregate Value of Contracts $434,160)	12	9,200
December 2012 Gold 100 oz. Futures Contracts (Aggregate Value of Contracts $355,200)	2	7,327
December 2012 Silver Futures Contracts (Aggregate Value of Contracts $173,050)	1	4,556
December 2012 Cocoa Futures Contracts (Aggregate Value of Contracts $124,850)	5	2,810
December 2012 Wheat Futures Contracts (Aggregate Value of Contracts $314,825)	7	(2,504)
December 2012 Cotton #2 Futures Contracts (Aggregate Value of Contracts $106,050)	3	(9,014)
July 2013 Corn Futures Contracts (Aggregate Value of Contracts $374,375)	10	(18,409)
(Total Aggregate Value of Contracts $4,399,629)		$146,953
INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2012 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $934,719)	7	14,267
December 2012 U.S. Treasury Long Bond Futures Contracts (Aggregate Value of Contracts $448,406)	3	7,839
(Total Aggregate Value of Contracts $1,383,125)		$22,106

CURRENCY FUTURES CONTRACTS PURCHASED†
December 2012 British Pound Futures Contracts (Aggregate Value of Contracts $605,213)	6	$2,797
December 2012 Swiss Franc Futures Contracts (Aggregate Value of Contracts $266,200)	2	(101)
December 2012 Australian Dollar Futures Contracts (Aggregate Value of Contracts $206,100)	2	(825)
December 2012 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $101,540)	1	(978)

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Contracts	Unrealized Gain (Loss)
CURRENCY FUTURES CONTRACTS PURCHASED† (continued)
December 2012 Japanese Yen Futures Contracts (Aggregate Value of Contracts $1,442,700)	9	$(5,135)
(Total Aggregate Value of Contracts $2,621,753)		$(4,242)
CURRENCY FUTURES CONTRACTS SOLD SHORT†
December 2012 Euro FX Currency Futures Contracts (Aggregate Value of Contracts $1,125,338)	7	$874

COMMODITY FUTURES CONTRACTS SOLD SHORT†
December 2012 Live Cattle Futures Contracts (Aggregate Value of Contracts $348,880)	7	$11,539
March 2013 Sugar #11 Futures Contracts (Aggregate Value of Contracts $114,576)	5	(2,594)
February 2013 Lean Hogs Futures Contracts (Aggregate Value of Contracts $192,720)	6	(4,484)
December 2012 Coffee 'C' Futures Contracts (Aggregate Value of Contracts $194,625)	3	(12,260)
December 2012 Copper Futures Contracts (Aggregate Value of Contracts $469,438)	5	(38,260)
(Total Aggregate Value of Contracts $1,320,239)		$(46,059)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 3.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 62.3%
Financials - 13.7%
Macerich Co.	730	$41,778
SL Green Realty Corp.	490	39,235
Federal Realty Investment Trust	348	36,644
Affiliated Managers Group, Inc.*	281	34,563
New York Community Bancorp, Inc.	2,408	34,097
UDR, Inc.	1,370	34,004
Rayonier, Inc.	668	32,739
Alleghany Corp.*	90	31,044
Everest Re Group Ltd.	284	30,377
Realty Income Corp.	730	29,850
Essex Property Trust, Inc.	200	29,648
Camden Property Trust	454	29,278
Taubman Centers, Inc.	340	26,088
Alexandria Real Estate Equities, Inc.	340	24,997
Fidelity National Financial, Inc. — Class A	1,155	24,706
MSCI, Inc. — Class A*	670	23,979
Regency Centers Corp.	490	23,878
Arthur J Gallagher & Co.	661	23,677
Liberty Property Trust	645	23,375
Reinsurance Group of America, Inc. — Class A	400	23,148
WR Berkley Corp.	609	22,831
Raymond James Financial, Inc.	616	22,577
American Campus Communities, Inc.	507	22,247
Duke Realty Corp.	1,480	21,756
Senior Housing Properties Trust	970	21,127
BRE Properties, Inc.	420	19,694
Cullen/Frost Bankers, Inc.	334	19,181
HCC Insurance Holdings, Inc.	548	18,572
Jones Lang LaSalle, Inc.	240	18,324
Eaton Vance Corp.	631	18,274
National Retail Properties, Inc.	590	17,995
Signature Bank*	260	17,440
Weingarten Realty Investors	611	17,175
Brown & Brown, Inc.	648	16,893
Home Properties, Inc.	274	16,788
Commerce Bancshares, Inc.	408	16,454
East West Bancorp, Inc.	778	16,431
American Financial Group, Inc.	429	16,259
Hospitality Properties Trust	676	16,075
SEI Investments Co.	742	15,916
BioMed Realty Trust, Inc.	845	15,818
First Niagara Financial Group, Inc.	1,928	15,598
Waddell & Reed Financial, Inc. — Class A	470	15,402
SVB Financial Group*	239	14,450
Hancock Holding Co.	460	14,237
CBOE Holdings, Inc.	474	13,945
Highwoods Properties, Inc.	420	13,700
Omega Healthcare Investors, Inc.	593	13,479
City National Corp.	260	13,393
First American Financial Corp.	585	12,677
Associated Banc-Corp.	941	12,393
Old Republic International Corp.	1,322	12,295
Mack-Cali Realty Corp.	457	12,156
Aspen Insurance Holdings Ltd.	388	11,830
Protective Life Corp.	439	11,506
Bank of Hawaii Corp.	248	11,314
Valley National Bancorp	1,085	10,872
Fulton Financial Corp.	1,100	10,846
TCF Financial Corp.	890	10,627
Prosperity Bancshares, Inc.	240	10,229
Synovus Financial Corp.[1]	4,310	10,215
Janus Capital Group, Inc.	1,026	9,685
Washington Federal, Inc.	579	9,658
Jefferies Group, Inc.	702	9,610
Webster Financial Corp.	395	9,362
Corporate Office Properties Trust	390	9,348
Hanover Insurance Group, Inc.	246	9,166
Kemper Corp.	298	9,152
FirstMerit Corp.	605	8,912
Apollo Investment Corp.	1,109	8,728
Trustmark Corp.	351	8,543
Potlatch Corp.	217	8,109
Mercury General Corp.	199	7,691
Greenhill & Company, Inc.	147	7,607
StanCorp Financial Group, Inc.	238	7,435
Westamerica Bancorporation	151	7,105
Equity One, Inc.	333	7,013
Cathay General Bancorp	401	6,921
Alexander & Baldwin, Inc.*	230	6,792
BancorpSouth, Inc.	458	6,751
International Bancshares Corp.	298	5,677
Astoria Financial Corp.	448	4,426
Total Financials		1,403,787
Industrials - 10.0%
AMETEK, Inc.	1,330	47,149
Kansas City Southern	599	45,392
Donaldson Company, Inc.	751	26,068
J.B. Hunt Transport Services, Inc.	494	25,708
AGCO Corp.*	530	25,164
KBR, Inc.	807	24,065
Pentair Ltd.	540	24,035
B/E Aerospace, Inc.*	566	23,828
Fortune Brands Home & Security, Inc.*	877	23,688
Hubbell, Inc. — Class B	293	23,657
Wabtec Corp.	257	20,635
Waste Connections, Inc.	677	20,480
IDEX Corp.	457	19,089
Corrections Corporation of America	544	18,197
SPX Corp.	278	18,184
Nordson Corp.	306	17,938
Lincoln Electric Holdings, Inc.	458	17,885
Carlisle Companies, Inc.	340	17,653
Kirby Corp.*	310	17,137
MSC Industrial Direct Company, Inc. — Class A	254	17,135
Triumph Group, Inc.	270	16,883
Towers Watson & Co. — Class A	316	16,764
Valmont Industries, Inc.	127	16,701

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 62.3% (continued)
Industrials - 10.0% (continued)
United Rentals, Inc.*	507	$16,584
Timken Co.	443	16,462
Copart, Inc.*	593	16,444
Graco, Inc.	327	16,442
Kennametal, Inc.	442	16,389
Gardner Denver, Inc.	268	16,190
Regal-Beloit Corp.	228	16,069
Manpower, Inc.	434	15,971
Shaw Group, Inc.*	365	15,921
URS Corp.	420	14,830
Acuity Brands, Inc.	230	14,557
Terex Corp.*	608	13,729
Oshkosh Corp.*	498	13,660
Alaska Air Group, Inc.*	386	13,533
AECOM Technology Corp.*	620	13,119
Trinity Industries, Inc.	433	12,977
Clean Harbors, Inc.*	257	12,554
Lennox International, Inc.	254	12,283
Watsco, Inc.	160	12,126
CLARCOR, Inc.	270	12,050
Landstar System, Inc.	251	11,867
Huntington Ingalls Industries, Inc.*	270	11,354
Woodward, Inc.	326	11,077
GATX Corp.	261	11,077
Exelis, Inc.	1,021	10,557
Crane Co.	264	10,542
ITT Corp.	506	10,196
Corporate Executive Board Co.	182	9,760
Esterline Technologies Corp.*	167	9,375
Harsco Corp.	446	9,156
Alliant Techsystems, Inc.	179	8,970
Con-way, Inc.	310	8,485
Deluxe Corp.	277	8,465
Rollins, Inc.	360	8,420
General Cable Corp.*	271	7,962
UTI Worldwide, Inc.	571	7,691
Brink's Co.	260	6,679
HNI Corp.	247	6,301
Mine Safety Appliances Co.	168	6,261
FTI Consulting, Inc.*	232	6,190
Herman Miller, Inc.	316	6,143
JetBlue Airways Corp.*	1,250	5,988
Granite Construction, Inc.	190	5,457
Werner Enterprises, Inc.	248	5,300
Matson, Inc.	230	4,809
Korn/Ferry International*	259	3,970
Total Industrials		1,027,377
Information Technology - 9.7%
Equinix, Inc.*	261	53,778
Rackspace Hosting, Inc.*	590	38,993
Alliance Data Systems Corp.*	270	38,326
ANSYS, Inc.*	506	37,141
Trimble Navigation Ltd.*	690	32,885
Synopsys, Inc.*	817	26,977
TIBCO Software, Inc.*	844	25,514
Skyworks Solutions, Inc.*	1,050	24,743
Gartner, Inc.*	512	23,598
Avnet, Inc.*	774	22,516
FactSet Research Systems, Inc.	224	21,598
MICROS Systems, Inc.*	437	21,465
Informatica Corp.*	590	20,538
NCR Corp.*	872	20,326
Arrow Electronics, Inc.*	596	20,091
Riverbed Technology, Inc.*	845	19,663
Cadence Design Systems, Inc.*	1,510	19,426
SolarWinds, Inc.*	334	18,617
Concur Technologies, Inc.*	247	18,211
Jack Henry & Associates, Inc.	472	17,889
Global Payments, Inc.	427	17,861
AOL, Inc.*	491	17,298
Solera Holdings, Inc.	383	16,802
VeriFone Systems, Inc.*	588	16,376
Cree, Inc.*	638	16,288
Broadridge Financial Solutions, Inc.	687	16,028
CoreLogic, Inc.*	577	15,308
Wright Express Corp.*	211	14,711
NeuStar, Inc. — Class A*	363	14,531
Parametric Technology Corp.*	646	14,083
National Instruments Corp.	520	13,089
Lender Processing Services, Inc.	464	12,941
Atmel Corp.*	2,412	12,687
Ingram Micro, Inc. — Class A*	819	12,473
Compuware Corp.*	1,181	11,704
Diebold, Inc.	343	11,563
Zebra Technologies Corp. — Class A*	281	10,549
Convergys Corp.	616	9,653
Polycom, Inc.*	968	9,554
DST Systems, Inc.	168	9,502
Tech Data Corp.*	207	9,377
Itron, Inc.*	215	9,277
Fairchild Semiconductor International, Inc. — Class A*	696	9,132
ACI Worldwide, Inc.*	214	9,044
Semtech Corp.*	359	9,029
Rovi Corp.*	596	8,648
Quest Software, Inc.*	307	8,596
Plantronics, Inc.	232	8,197
Fair Isaac Corp.	185	8,188
Cypress Semiconductor Corp.	749	8,029
Mentor Graphics Corp.*	508	7,864
Silicon Laboratories, Inc.*	211	7,756
Acxiom Corp.*	411	7,509
Ciena Corp.*	547	7,439
Vishay Intertechnology, Inc.*	722	7,097
Tellabs, Inc.	1,892	6,698
ValueClick, Inc.*	387	6,653
International Rectifier Corp.*	375	6,259
Intersil Corp. — Class A	700	6,125
RF Micro Devices, Inc.*	1,517	5,992
ADTRAN, Inc.	346	5,979
QLogic Corp.*	517	5,904
Monster Worldwide, Inc.*	648	4,750
Integrated Device Technology, Inc.*	784	4,610
Advent Software, Inc.*	173	4,251
MEMC Electronic Materials, Inc.*	1,260	3,465

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 62.3% (continued)
Information Technology - 9.7% (continued)
Mantech International Corp. — Class A	130	$3,120
Total Information Technology		984,284
Consumer Discretionary - 8.7%
PetSmart, Inc.	593	40,905
Tractor Supply Co.	388	38,369
PVH Corp.	390	36,551
LKQ Corp.*	1,628	30,118
Foot Locker, Inc.	830	29,466
Polaris Industries, Inc.	349	28,224
Dick's Sporting Goods, Inc.	530	27,481
Advance Auto Parts, Inc.	400	27,376
Toll Brothers, Inc.*	820	27,248
Panera Bread Co. — Class A*	154	26,316
Mohawk Industries, Inc.*	320	25,607
Under Armour, Inc. — Class A*	420	23,449
NVR, Inc.*	27	22,802
Jarden Corp.	411	21,717
Signet Jewelers Ltd.	443	21,601
Williams-Sonoma, Inc.	475	20,885
American Eagle Outfitters, Inc.	980	20,658
Hanesbrands, Inc.*	530	16,896
Chico's FAS, Inc.	910	16,480
Tupperware Brands Corp.	302	16,184
Service Corporation International	1,176	15,830
Carter's, Inc.*	278	14,968
Ascena Retail Group, Inc.*	675	14,479
Brinker International, Inc.	405	14,297
AMC Networks, Inc. — Class A*	310	13,491
Gentex Corp.	790	13,438
Cinemark Holdings, Inc.	563	12,629
Warnaco Group, Inc.*	227	11,781
Sotheby's	370	11,655
John Wiley & Sons, Inc. — Class A	253	11,626
Rent-A-Center, Inc. — Class A	323	11,330
Bally Technologies, Inc.*	227	11,212
Lamar Advertising Co. — Class A*	302	11,192
Aaron's, Inc.	386	10,735
Life Time Fitness, Inc.*	219	10,017
HSN, Inc.	204	10,006
Cheesecake Factory, Inc.	274	9,796
ANN, Inc.*	259	9,772
Tempur-Pedic International, Inc.*	326	9,744
Thor Industries, Inc.	237	8,608
Guess?, Inc.	336	8,541
MDC Holdings, Inc.	214	8,241
DreamWorks Animation SKG, Inc. — Class A*	389	7,480
Deckers Outdoor Corp.*,1	203	7,438
Collective Brands, Inc.*	337	7,316
Wendy's Co.	1,542	7,016
Meredith Corp.	197	6,895
New York Times Co. — Class A*	670	6,539
Aeropostale, Inc.*	446	6,034
KB Home	420	6,027
Bob Evans Farms, Inc.	154	6,026
Regis Corp.	319	5,863
Saks, Inc.*,1	561	5,784
Valassis Communications, Inc.*	218	5,382
WMS Industries, Inc.*	298	4,881
Matthews International Corp. — Class A	153	4,562
Scholastic Corp.	140	4,449
Strayer Education, Inc.	69	4,440
Office Depot, Inc.*	1,565	4,006
International Speedway Corp. — Class A	140	3,972
ITT Educational Services, Inc.*	86	2,772
Barnes & Noble, Inc.*	207	2,645
Scientific Games Corp. — Class A*	311	2,572
RadioShack Corp.	549	1,307
Total Consumer Discretionary		885,127
Health Care - 6.5%
Vertex Pharmaceuticals, Inc.*	1,180	66,022
Regeneron Pharmaceuticals, Inc.*	411	62,743
Henry Schein, Inc.*	485	38,446
ResMed, Inc.	778	31,485
IDEXX Laboratories, Inc.*	298	29,606
Hologic, Inc.*	1,450	29,348
Mettler-Toledo International, Inc.*	170	29,026
Cooper Companies, Inc.	260	24,560
AMERIGROUP Corp.*	262	23,954
Universal Health Services, Inc. — Class B	483	22,088
Omnicare, Inc.	611	20,756
Endo Health Solutions, Inc.*	640	20,301
MEDNAX, Inc.*	269	20,027
HMS Holdings Corp.*	470	15,712
Teleflex, Inc.	220	15,145
United Therapeutics Corp.*	264	14,752
Community Health Systems, Inc.*	493	14,366
Medicis Pharmaceutical Corp. — Class A	329	14,236
Covance, Inc.*	302	14,100
Techne Corp.	190	13,669
WellCare Health Plans, Inc.*	234	13,233
Health Management Associates, Inc. — Class A*	1,400	11,746
Bio-Rad Laboratories, Inc. — Class A*	110	11,739
Allscripts Healthcare Solutions, Inc.*	942	11,709
LifePoint Hospitals, Inc.*	265	11,337
STERIS Corp.	317	11,244
Thoratec Corp.*	324	11,210
Owens & Minor, Inc.	348	10,398
Charles River Laboratories International, Inc.*	262	10,375
Health Net, Inc.*	447	10,062
Hill-Rom Holdings, Inc.	345	10,026
VCA Antech, Inc.*	480	9,470
Masimo Corp.*	285	6,891
Total Health Care		659,782
Materials - 4.3%
Royal Gold, Inc.	321	32,055
Ashland, Inc.	400	28,641

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 62.3% (continued)
Materials - 4.3% (continued)
Rock-Tenn Co. — Class A	390	$28,149
Albemarle Corp.	494	26,024
Valspar Corp.	463	25,974
Reliance Steel & Aluminum Co.	408	21,359
Martin Marietta Materials, Inc.	250	20,718
RPM International, Inc.	720	20,549
Packaging Corporation of America	542	19,675
Aptargroup, Inc.	368	19,029
Sonoco Products Co.	550	17,045
Cytec Industries, Inc.	252	16,511
Domtar Corp.	197	15,423
NewMarket Corp.	57	14,049
Steel Dynamics, Inc.	1,200	13,476
Compass Minerals International, Inc.	179	13,352
Carpenter Technology Corp.	245	12,818
Cabot Corp.	326	11,922
Silgan Holdings, Inc.	269	11,704
Sensient Technologies Corp.	273	10,035
Olin Corp.	438	9,518
Louisiana-Pacific Corp.*	749	9,363
Scotts Miracle-Gro Co. — Class A	211	9,172
Commercial Metals Co.	640	8,448
Greif, Inc. — Class A	166	7,334
Minerals Technologies, Inc.	97	6,880
Intrepid Potash, Inc.*	288	6,186
Worthington Industries, Inc.	285	6,173
Total Materials		441,582
Energy - 3.7%
HollyFrontier Corp.	1,115	46,016
Oceaneering International, Inc.	590	32,599
Cimarex Energy Co.	470	27,518
Plains Exploration & Production Co.*	708	26,528
Oil States International, Inc.*	300	23,838
Dresser-Rand Group, Inc.*	413	22,760
Energen Corp.	390	20,440
SM Energy Co.	360	19,480
Superior Energy Services, Inc.*	858	17,606
World Fuel Services Corp.	399	14,208
Dril-Quip, Inc.*	197	14,160
Atwood Oceanics, Inc.*	307	13,953
Rosetta Resources, Inc.*	288	13,795
Tidewater, Inc.	273	13,249
Patterson-UTI Energy, Inc.	832	13,179
Unit Corp.*	236	9,794
Helix Energy Solutions Group, Inc.*	536	9,793
Arch Coal, Inc.	1,159	7,336
CARBO Ceramics, Inc.	108	6,795
Bill Barrett Corp.*	260	6,440
Northern Oil and Gas, Inc.*	324	5,505
Forest Oil Corp.*	648	5,476
Quicksilver Resources, Inc.*	653	2,671
Total Energy		373,139
Utilities - 3.2%
OGE Energy Corp.	540	29,949
Alliant Energy Corp.	608	26,381
National Fuel Gas Co.	451	24,372
N.V. Energy, Inc.	1,289	23,216
MDU Resources Group, Inc.	1,037	22,855
Westar Energy, Inc.	690	20,465
Questar Corp.	963	19,578
UGI Corp.	613	19,463
Aqua America, Inc.	769	19,040
Great Plains Energy, Inc.	842	18,743
Atmos Energy Corp.	490	17,537
Hawaiian Electric Industries, Inc.	530	13,944
Cleco Corp.	332	13,937
Vectren Corp.	450	12,870
IDACORP, Inc.	271	11,726
WGL Holdings, Inc.	280	11,270
PNM Resources, Inc.	431	9,064
Black Hills Corp.	240	8,537
Total Utilities		322,947
Consumer Staples - 2.1%
Church & Dwight Company, Inc.	762	41,141
Energizer Holdings, Inc.	353	26,337
Ingredion, Inc.	417	23,002
Ralcorp Holdings, Inc.*	300	21,899
Hillshire Brands Co.	650	17,407
Green Mountain Coffee Roasters, Inc.*	707	16,791
Smithfield Foods, Inc.*	737	14,482
Flowers Foods, Inc.	630	12,713
Harris Teeter Supermarkets, Inc.	267	10,370
Lancaster Colony Corp.	106	7,765
Universal Corp.	128	6,518
Post Holdings, Inc.*	147	4,419
Tootsie Roll Industries, Inc.	113	3,049
SUPERVALU, Inc.	1,175	2,832
Total Consumer Staples		208,725
Telecommunication Services - 0.4%
tw telecom, Inc. — Class A*	830	21,638
Telephone & Data Systems, Inc.	555	14,214
Total Telecommunication Services		35,852
Total Common Stocks
(Cost $4,230,623)		6,342,602

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 39.4%
Credit Suisse Group issued 09/28/12 at 0.12% due 10/01/12[3]	$1,288,491	$1,288,491
HSBC Group issued 09/28/12 at 0.17% due 10/01/12	906,793	906,793
Mizuho Financial Group, Inc. issued 09/28/12 at 0.17% due 10/01/12	906,793	906,793
Deutsche Bank issued 09/28/12 at 0.12% due 10/01/12	906,793	906,793
Total Repurchase Agreements
(Cost $4,008,870)		4,008,870
SECURITIES LENDING COLLATERAL††,4 - 0.1%
RBS Securities, Inc. issued 09/28/12 at 0.24% due 10/01/12	5,400	5,400
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 09/28/12 at 0.15% due 10/01/12	5,315	5,315
Total Securities Lending Collateral
(Cost $10,715)		10,715
Total Investments - 101.8%
(Cost $8,250,208)		$10,362,187
Other Assets & Liabilities, net - (1.8)%		(185,983)
Total Net Assets - 100.0%		$10,176,204

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
December 2012 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $4,729,920)	48	$(84,151)

	Units
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International October 2012 S&P MidCap 400 Index Swap, Terminating 10/29/12[5] (Notional Value $2,091,323)	2,115	$16,489
Credit Suisse Capital, LLC October 2012 S&P MidCap 400 Index Swap, Terminating 10/31/12[5] (Notional Value $440,873)	446	(1,409)
Barclays Bank plc October 2012 S&P MidCap 400 Index Swap, Terminating 10/31/12[5] (Notional Value $1,574,911)	1,592	(5,007)
(Total Notional Value $4,107,107)		$10,073

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at September 30, 2012 - See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	All or a portion of this security is pledged as equity swap index collateral at September 30, 2012.
[4]	Securities lending collateral - See Note 4.
[5]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.

plc	Public Limited Company

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 48.0%
Health Care - 9.9%
Coventry Health Care, Inc.[1]	9,691	$404,018
Par Pharmaceutical Companies, Inc.*	7,595	379,597
Medicis Pharmaceutical Corp. — Class A	8,770	379,478
AMERIGROUP Corp.*,1	3,559	325,399
Sunrise Senior Living, Inc.*	8,127	115,971
Sun Healthcare Group, Inc.*,1	10,962	92,794
LifePoint Hospitals, Inc.*,1	1,678	71,785
Amgen, Inc.[1]	697	58,770
Cooper Companies, Inc.[1]	608	57,432
Merck & Company, Inc.	1,172	52,857
Biogen Idec, Inc.*,1	342	51,036
Agilent Technologies, Inc.[1]	984	37,835
Pfizer, Inc.[1]	1,423	35,362
Medtronic, Inc.	740	31,908
Mediware Information Systems*	1,350	29,578
United Therapeutics Corp.*,1	467	26,096
Perrigo Co.[1]	209	24,280
Alexion Pharmaceuticals, Inc.*,1	182	20,821
Gilead Sciences, Inc.*,1	254	16,848
McKesson Corp.[1]	188	16,174
Myriad Genetics, Inc.*,1	568	15,330
Celgene Corp.*,1	197	15,051
Vertex Pharmaceuticals, Inc.*,1	266	14,883
Bio-Rad Laboratories, Inc. — Class A*,1	138	14,727
Quest Diagnostics, Inc.	113	7,168
HCA Holdings, Inc.	150	4,988
UnitedHealth Group, Inc.[1]	75	4,156
Humana, Inc.[1]	44	3,087
Cigna Corp.[1]	25	1,179
Omnicare, Inc.[1]	19	645
Total Health Care		2,309,253
Industrials - 9.0%
Cooper Industries plc[1]	5,500	412,830
Robbins & Myers, Inc.	5,445	324,521
GeoEye, Inc.*,1	6,781	179,223
Dollar Thrifty Automotive Group, Inc.*	1,329	115,530
Shaw Group, Inc.*,1	2,338	101,984
RailAmerica, Inc.*,1	3,255	89,416
Northrop Grumman Corp.[1]	877	58,259
Timken Co.[1]	1,548	57,524
Manpower, Inc.[1]	1,347	49,570
Kennametal, Inc.[1]	1,235	45,794
Raytheon Co.[1]	796	45,499
Carlisle Companies, Inc.[1]	859	44,600
Republic Services, Inc. — Class A1	1,448	39,834
Cummins, Inc.[1]	414	38,174
Cintas Corp.[1]	871	36,103
L-3 Communications Holdings, Inc.[1]	497	35,640
Union Pacific Corp.[1]	292	34,660
Armstrong World Industries, Inc.[1]	716	33,201
FedEx Corp.[1]	382	32,326
GATX Corp.[1]	683	28,986
Kirby Corp.*,1	522	28,856
Owens Corning*	831	27,805
Lincoln Electric Holdings, Inc.[1]	658	25,695
AGCO Corp.*,1	508	24,120
Parker Hannifin Corp.[1]	213	17,803
Con-way, Inc.[1]	627	17,161
Kansas City Southern[1]	213	16,141
Fortune Brands Home & Security, Inc.*	544	14,693
Ingersoll-Rand plc	326	14,611
CNH Global N.V.*,1	370	14,345
MSC Industrial Direct Company, Inc. — Class A1	187	12,615
Copa Holdings S.A. — Class A1	150	12,191
Terex Corp.*	491	11,087
Equifax, Inc.[1]	232	10,807
Hubbell, Inc. — Class B1	119	9,608
Norfolk Southern Corp.[1]	119	7,572
Delta Air Lines, Inc.*,1	520	4,763
General Electric Co.[1]	175	3,974
MRC Global, Inc.*	151	3,713
Regal-Beloit Corp.	31	2,185
WESCO International, Inc.*,1	8	458
AMETEK, Inc.[1]	12	425
Dover Corp.	6	357
Total Industrials		2,084,659
Information Technology - 7.4%
Ariba, Inc.*,1	12,464	558,388
Quest Software, Inc.*	4,784	133,951
IAC/InterActiveCorp[1]	1,381	71,895
Symantec Corp.*,1	3,203	57,654
Alliance Data Systems Corp.*,1	401	56,923
Fidelity National Information Services, Inc.[1]	1,724	53,823
Activision Blizzard, Inc.[1]	4,682	52,813
Tech Data Corp.*,1	1,047	47,429
Brightpoint, Inc.*,1	5,115	45,933
Diebold, Inc.[1]	1,341	45,204
PLX Technology, Inc.*,1	7,609	43,904
Intel Corp.[1]	1,836	41,640
Cisco Systems, Inc.[1]	2,106	40,203
KLA-Tencor Corp.	802	38,259
Jabil Circuit, Inc.[1]	1,962	36,729
QUALCOMM, Inc.[1]	577	36,057
FleetCor Technologies, Inc.*,1	683	30,598
Maxim Integrated Products, Inc.[1]	1,147	30,533
NeuStar, Inc. — Class A*,1	727	29,102
Equinix, Inc.*,1	134	27,611
DST Systems, Inc.[1]	407	23,020
Booz Allen Hamilton Holding Corp.	1,610	22,299
Applied Materials, Inc.[1]	1,404	15,676
eBay, Inc.*,1	312	15,104
Google, Inc. — Class A*,1	20	15,090
Akamai Technologies, Inc.*,1	390	14,921
Xilinx, Inc.[1]	445	14,867
Kenexa Corp.*	314	14,391
Yahoo!, Inc.*,1	854	13,643
Rackspace Hosting, Inc.*,1	185	12,227
AOL, Inc.*,1	345	12,154

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 48.0% (continued)
Information Technology - 7.4% (continued)
Xerox Corp.	1,642	$12,052
Adobe Systems, Inc.*,1	370	12,010
Synopsys, Inc.*,1	357	11,788
Avago Technologies Ltd.[1]	318	11,087
CA, Inc.	301	7,755
VeriSign, Inc.*,1	138	6,719
FSI International, Inc.*	400	2,480
Western Digital Corp.	25	968
Total Information Technology		1,716,900
Financials - 7.1%
Pacific Capital Bancorp*,1	2,664	122,277
MFA Financial, Inc.[1]	8,520	72,419
Hatteras Financial Corp.[1]	2,486	70,080
Citizens Republic Bancorp, Inc.*	3,050	59,017
Huntington Bancshares, Inc.[1]	8,499	58,643
SeaBright Holdings, Inc.	5,285	58,136
Assurant, Inc.[1]	1,554	57,964
Torchmark Corp.[1]	1,128	57,924
BB&T Corp.[1]	1,742	57,765
Hospitality Properties Trust[1]	2,426	57,691
American Capital Agency Corp.[1]	1,667	57,662
State Street Corp.[1]	1,366	57,318
American Capital Ltd.*,1	5,027	57,006
Allied World Assurance Company Holdings AG1	708	54,693
CNA Financial Corp.[1]	1,962	52,582
BOK Financial Corp.	877	51,831
Arch Capital Group Ltd.*,1	884	36,845
Axis Capital Holdings Ltd.[1]	1,047	36,561
PNC Financial Services Group, Inc.[1]	545	34,390
Discover Financial Services[1]	865	34,367
Douglas Emmett, Inc.[1]	1,404	32,390
Marsh & McLennan Companies, Inc.[1]	926	31,420
Washington Federal, Inc.[1]	1,793	29,907
U.S. Bancorp[1]	865	29,670
Macerich Co.[1]	495	28,329
NASDAQ OMX Group, Inc.[1]	1,178	27,442
MetLife, Inc.[1]	796	27,430
Protective Life Corp.[1]	1,015	26,603
Invesco Ltd.	1,015	25,365
American Financial Group, Inc.[1]	645	24,446
Presidential Life Corp.[1]	1,627	22,664
American International Group, Inc.*	614	20,133
JPMorgan Chase & Co.[1]	483	19,553
Regions Financial Corp.[1]	2,701	19,474
Howard Hughes Corp.*	244	17,336
CommonWealth REIT	1,027	14,953
Ares Capital Corp.	866	14,843
Annaly Capital Management, Inc.[1]	856	14,415
Chimera Investment Corp.	5,169	14,008
Ameriprise Financial, Inc.	213	12,075
HCP, Inc.[1]	257	11,431
Interactive Brokers Group, Inc. — Class A1	658	9,225
Assured Guaranty Ltd.[1]	664	9,044
BlackRock, Inc. — Class A1	38	6,775
Capitol Federal Financial, Inc.[1]	451	5,394
American Tower Corp. — Class A	56	3,998
American National Insurance Co.	53	3,807
Simon Property Group, Inc.[1]	25	3,795
Alexander & Baldwin, Inc.*	126	3,721
Prudential Financial, Inc.[1]	63	3,434
Ventas, Inc.[1]	19	1,183
Everest Re Group Ltd.	6	642
Total Financials		1,660,076
Consumer Discretionary - 5.8%
Collective Brands, Inc.*,1	17,503	380,021
Peet's Coffee & Tea, Inc.*	1,075	78,840
Jarden Corp.[1]	1,389	73,395
Comcast Corp. — Class A1	1,611	57,626
Macy's, Inc.[1]	1,529	57,522
Penn National Gaming, Inc.*,1	1,310	56,462
Wyndham Worldwide Corp.[1]	978	51,325
Aaron's, Inc.[1]	1,830	50,892
Advance Auto Parts, Inc.[1]	639	43,734
Time Warner Cable, Inc.[1]	441	41,921
O'Reilly Automotive, Inc.*,1	439	36,709
Service Corporation International	2,503	33,691
Interpublic Group of Companies, Inc.	2,695	29,969
Dillard's, Inc. — Class A1	407	29,434
Brinker International, Inc.[1]	827	29,192
Thor Industries, Inc.[1]	714	25,932
Harman International Industries, Inc.[1]	501	23,126
Foot Locker, Inc.[1]	589	20,910
Time Warner, Inc.	420	19,039
Madison Square Garden Co. — Class A*	458	18,444
DR Horton, Inc.[1]	827	17,069
Tempur-Pedic International, Inc.*	544	16,260
Leggett & Platt, Inc.	604	15,130
Mohawk Industries, Inc.*	187	14,964
Whirlpool Corp.	180	14,924
Cinemark Holdings, Inc.	657	14,737
John Wiley & Sons, Inc. — Class A	319	14,658
Lennar Corp. — Class A	413	14,360
Toll Brothers, Inc.*	422	14,023
Genuine Parts Co.	177	10,802
DISH Network Corp. — Class A1	339	10,377
PulteGroup, Inc.*,1	483	7,487
Staples, Inc.[1]	610	7,027
Polaris Industries, Inc.[1]	69	5,580
Williams-Sonoma, Inc.[1]	76	3,342
Liberty Interactive Corp. — Class A*,1	50	925
Total Consumer Discretionary		1,339,849
Utilities - 2.5%
CH Energy Group, Inc.[1]	1,364	88,947
ONEOK, Inc.[1]	1,226	59,228
DTE Energy Co.[1]	972	58,262
CenterPoint Energy, Inc.[1]	2,701	57,531
Pinnacle West Capital Corp.[1]	1,084	57,235
Consolidated Edison, Inc.[1]	915	54,799
Ameren Corp.[1]	1,517	49,560

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 48.0% (continued)
Utilities - 2.5% (continued)
American Electric Power Company, Inc.[1]	903	$39,678
NextEra Energy, Inc.[1]	552	38,822
PPL Corp.[1]	1,272	36,952
American Water Works Company, Inc.[1]	953	35,318
Atmos Energy Corp.	100	3,579
Westar Energy, Inc.	81	2,402
Total Utilities		582,313
Energy - 2.3%
Nexen, Inc.[1]	6,912	175,149
Tesoro Corp.[1]	1,379	57,780
Chevron Corp.[1]	495	57,697
ConocoPhillips[1]	1,009	57,695
Valero Energy Corp.[1]	1,322	41,881
Unit Corp.*,1	840	34,859
Denbury Resources, Inc.*,1	1,824	29,476
National Oilwell Varco, Inc.[1]	253	20,268
Patterson-UTI Energy, Inc.[1]	846	13,401
Concho Resources, Inc.*,1	132	12,507
Oil States International, Inc.*	157	12,475
Helmerich & Payne, Inc.[1]	219	10,427
Pioneer Natural Resources Co.[1]	31	3,236
Atwood Oceanics, Inc.*	19	864
Total Energy		527,715
Materials - 1.9%
CF Industries Holdings, Inc.[1]	270	60,005
Reliance Steel & Aluminum Co.[1]	1,122	58,736
Huntsman Corp.[1]	3,174	47,388
Westlake Chemical Corp.[1]	545	39,818
International Paper Co.[1]	953	34,613
Steel Dynamics, Inc.[1]	2,783	31,253
Rockwood Holdings, Inc.[1]	645	30,058
LyondellBasell Industries N.V. — Class A1	558	28,826
Rock-Tenn Co. — Class A	376	27,140
Nucor Corp.[1]	514	19,666
Bemis Company, Inc.[1]	595	18,725
Commercial Metals Co.[1]	1,222	16,130
Cytec Industries, Inc.	169	11,073
RPM International, Inc.	380	10,845
Domtar Corp.	55	4,306
Carpenter Technology Corp.	75	3,924
Cabot Corp.[1]	40	1,463
MeadWestvaco Corp.	8	245
Total Materials		444,214
Consumer Staples - 1.7%
CVS Caremark Corp.[1]	1,216	58,879
Mondelez International, Inc. — Class A*,1	1,398	57,808
Coca-Cola Enterprises, Inc.[1]	1,623	50,752
JM Smucker Co.[1]	570	49,209
Constellation Brands, Inc. — Class A*,1	1,485	48,040
Smithfield Foods, Inc.*,1	2,369	46,551
Archer-Daniels-Midland Co.[1]	1,335	36,285
Church & Dwight Company, Inc.[1]	508	27,427
Nu Skin Enterprises, Inc. — Class A1	548	21,279
Wal-Mart Stores, Inc.[1]	81	5,978
Safeway, Inc.[1]	321	5,165
Total Consumer Staples		407,373
Telecommunication Services - 0.4%
Verizon Communications, Inc.[1]	978	44,567
United States Cellular Corp.*,1	635	24,848
SBA Communications Corp. — Class A*	245	15,411
Telephone & Data Systems, Inc.	588	15,059
CenturyLink, Inc.[1]	94	3,798
MetroPCS Communications, Inc.*	226	2,646
Total Telecommunication Services		106,329
Total Common Stocks
(Cost $10,491,473)		11,178,681
RIGHTS† - 0.0%
Liberty Ventures
Expires 08/09/13*	2	27
Total Rights
(Cost $–)		27
EXCHANGE TRADED FUNDS† - 2.0%
iShares MSCI Mexico Investable Market Index Fund[1]	1,489	97,366
iShares MSCI United Kingdom Index Fund[1]	4,757	82,819
iShares MSCI Singapore Index Fund[1]	5,243	70,309
iShares MSCI Sweden Index Fund[1]	1,441	40,723
iShares MSCI Australia Index Fund[1]	1,615	38,421
iShares MSCI South Africa Index Fund[1]	523	34,910
iShares MSCI South Korea Index Fund[1]	574	33,941
iShares MSCI Turkey Index Fund[1]	497	27,772
iShares MSCI Malaysia Index Fund[1]	1,127	16,420
Vanguard MSCI Emerging Markets ETF[1]	362	15,114
Total Exchange Traded Funds
(Cost $443,370)		457,795
CLOSED-END FUNDS† - 11.2%
India Fund, Inc.[1]	5,939	138,023
BlackRock Enhanced Equity Dividend Trust[1]	17,979	135,922
Gabelli Dividend & Income Trust[1]	7,894	133,803
Eaton Vance Risk-Managed Diversified Equity Income Fund[1]	12,694	133,668
Eaton Vance Tax-Managed Diversified Equity Income Fund[1]	14,012	133,254
Liberty All Star Equity Fund[1]	27,475	132,704
Eaton Vance Enhanced Equity Income Fund II1	11,729	129,957
Royce Value Trust, Inc.[1]	9,049	118,270
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund[1]	8,700	117,015

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
CLOSED-END FUNDS† - 11.2% (continued)
Eaton Vance Enhanced Equity Income Fund[1]	8,909	$98,712
Clough Global Opportunities Fund	8,360	97,812
Adams Express Co.[1]	8,324	94,394
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	9,125	80,391
AGIC Equity & Convertible Income Fund[1]	4,533	79,237
Zweig Total Return Fund, Inc.[1]	5,926	75,023
Western Asset/Claymore Inflation-Linked Securities & Income Fund[1]	5,084	67,465
Tri-Continental Corp.[1]	3,950	64,069
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	5,658	62,804
John Hancock Bank and Thrift Opportunity Fund[1]	3,273	60,060
General American Investors Company, Inc.[1]	2,046	59,498
Zweig Fund, Inc.[1]	4,090	51,779
BlackRock Credit Allocation Income Trust II, Inc.[1]	4,462	51,491
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund[1]	2,021	39,975
Royce Micro-Capital Trust, Inc.[1]	3,791	35,825
Source Capital, Inc.[1]	664	34,581
GDL Fund[1]	2,577	30,460
First Trust Enhanced Equity Income Fund[1]	2,491	30,415
Japan Smaller Capitalization Fund, Inc.[1]	3,991	28,695
Nuveen Tax-Advantaged Total Return Strategy Fund[1]	2,559	28,200
Petroleum & Resources Corp.	1,019	26,739
Swiss Helvetia Fund, Inc.[1]	2,442	26,325
Madison/Claymore Covered Call & Equity Strategy Fund[1]	2,997	23,736
Lazard Global Total Return and Income Fund, Inc.[1]	1,481	22,230
John Hancock Hedged Equity & Income Fund[1]	1,319	21,632
Clough Global Allocation Fund	1,509	20,417
Liberty All Star Growth Fund, Inc.[1]	4,384	18,544
Gabelli Healthcare & WellnessRx Trust[1]	2,027	18,466
Madison Strategic Sector Premium Fund[1]	1,189	14,220
Thai Fund, Inc.[1]	756	13,283
Ellsworth Fund Ltd.[1]	1,782	13,080
Royce Focus Trust, Inc.[1]	1,662	11,169
Bancroft Fund Ltd.[1]	638	10,718
Dividend and Income Fund[1]	2,653	9,657
BlackRock Credit Allocation Income Trust III, Inc.[1]	664	8,041
Total Closed-End Funds
(Cost $2,338,480)		2,601,759
	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 12.1%
Freddie Mac[2]
0.15% due 02/11/13	$1,000,000	999,741
Fannie Mae[2]
0.15% due 02/21/13	1,000,000	999,722
Federal Home Loan Bank[3]
0.12% due 10/22/12	807,000	806,990
Total Federal Agency Discount Notes
(Cost $2,805,796)		2,806,453
REPURCHASE AGREEMENTS††,4 - 9.6%
Mizuho Financial Group, Inc. issued 09/28/12 at 0.17% due 10/01/12	561,308	561,308
HSBC Group issued 09/28/12 at 0.17% due 10/01/12	561,308	561,308
Credit Suisse Group issued 09/28/12 at 0.12% due 10/01/12	561,307	561,307
Deutsche Bank issued 09/28/12 at 0.12% due 10/01/12	561,307	561,307
Total Repurchase Agreements
(Cost $2,245,230)		2,245,230
Total Long Investments - 82.9%
(Cost $18,324,349)		$19,289,945

	Shares
COMMON STOCKS SOLD SHORT† - (28.2)%
Telecommunication Services - (0.3)%
tw telecom, Inc. — Class A*	397	(10,350)
Clearwire Corp. — Class A*	7,872	(10,627)
Sprint Nextel Corp.*	2,088	(11,526)
NII Holdings, Inc.*	2,069	(16,242)
Level 3 Communications, Inc.*	1,268	(29,126)
Total Telecommunication Services		(77,871)
Energy - (1.6)%
Cobalt International Energy, Inc.*	63	(1,403)
Cabot Oil & Gas Corp.	32	(1,437)
Newfield Exploration Co.*	95	(2,975)
QEP Resources, Inc.	113	(3,578)
Equities Corp.	63	(3,717)
Tidewater, Inc.	113	(5,484)
Schlumberger Ltd.	120	(8,680)
Ultra Petroleum Corp.*	694	(15,254)
Cimarex Energy Co.	271	(15,867)
Hess Corp.	353	(18,963)
Alpha Natural Resources, Inc.*	2,939	(19,309)
SEACOR Holdings, Inc.*	284	(23,674)
CONSOL Energy, Inc.	801	(24,070)
Range Resources Corp.	359	(25,083)
Teekay Corp.	809	(25,241)
FMC Technologies, Inc.*	549	(25,419)
Kosmos Energy Ltd.*	2,271	(25,867)
Cameron International Corp.*	511	(28,652)
Anadarko Petroleum Corp.	416	(29,087)
Dresser-Rand Group, Inc.*	530	(29,207)
Southwestern Energy Co.*	871	(30,293)
Total Energy		(363,260)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS SOLD SHORT† - (28.2)% (continued)
Consumer Staples - (1.9)%
Kimberly-Clark Corp.[1]	13	$(1,115)
Dr Pepper Snapple Group, Inc.	113	(5,032)
Estee Lauder Companies, Inc. — Class A1	97	(5,972)
Green Mountain Coffee Roasters, Inc.*	316	(7,505)
Herbalife Ltd.[1]	165	(7,821)
Brown-Forman Corp. — Class B	123	(8,026)
Campbell Soup Co.	284	(9,889)
Colgate-Palmolive Co.	160	(17,155)
ConAgra Foods, Inc.	757	(20,886)
Mead Johnson Nutrition Co. — Class A	303	(22,204)
McCormick & Company, Inc.	404	(25,064)
Avon Products, Inc.	1,634	(26,063)
HJ Heinz Co.	479	(26,800)
Procter & Gamble Co.[1]	391	(27,120)
Kellogg Co.	536	(27,690)
Coca-Cola Co.	732	(27,765)
Flowers Foods, Inc.	1,388	(28,010)
PepsiCo, Inc.	410	(29,016)
Hershey Co.	410	(29,065)
Kroger Co.	1,236	(29,096)
Sysco Corp.	940	(29,394)
Dean Foods Co.*	1,816	(29,692)
Total Consumer Staples		(440,380)
Materials - (1.9)%
Cliffs Natural Resources, Inc.[1]	59	(2,309)
Walter Energy, Inc.	233	(7,563)
Freeport-McMoRan Copper & Gold, Inc.	192	(7,599)
Royal Gold, Inc.	81	(8,089)
Newmont Mining Corp.	225	(12,602)
International Flavors & Fragrances, Inc.	275	(16,385)
Sigma-Aldrich Corp.	265	(19,072)
Sealed Air Corp.	1,312	(20,284)
Praxair, Inc.	196	(20,360)
Alcoa, Inc.	2,416	(21,382)
Southern Copper Corp.	650	(22,334)
Ashland, Inc.	347	(24,845)
Crown Holdings, Inc.*	706	(25,946)
Scotts Miracle-Gro Co. — Class A	638	(27,734)
Martin Marietta Materials, Inc.	341	(28,259)
Compass Minerals International, Inc.	379	(28,270)
Valspar Corp.	505	(28,331)
Ecolab, Inc.	441	(28,581)
Titanium Metals Corp.	2,258	(28,970)
Owens-Illinois, Inc.*	1,545	(28,984)
Allied Nevada Gold Corp.*	921	(35,974)
Total Materials		(443,873)
Utilities - (2.1)%
AES Corp.*	112	(1,229)
Public Service Enterprise Group, Inc.[1]	366	(11,778)
Great Plains Energy, Inc.	568	(12,644)
Questar Corp.	801	(16,284)
National Fuel Gas Co.	341	(18,428)
TECO Energy, Inc.[1]	1,198	(21,253)
CMS Energy Corp.	908	(21,383)
Aqua America, Inc.	880	(21,789)
Hawaiian Electric Industries, Inc.	933	(24,547)
Duke Energy Corp.	385	(24,948)
Integrys Energy Group, Inc.[1]	492	(25,682)
AGL Resources, Inc.	669	(27,369)
Exelon Corp.	770	(27,397)
PG&E Corp.[1]	647	(27,607)
Calpine Corp.*	1,640	(28,372)
MDU Resources Group, Inc.[1]	1,304	(28,740)
Alliant Energy Corp.	667	(28,941)
Dominion Resources, Inc.	547	(28,958)
ITC Holdings Corp.	385	(29,098)
Northeast Utilities	763	(29,169)
UGI Corp.	927	(29,432)
Total Utilities		(485,048)
Health Care - (2.5)%
Community Health Systems, Inc.*	160	(4,662)
DENTSPLY International, Inc.	133	(5,073)
Varian Medical Systems, Inc.*	88	(5,308)
Mylan, Inc.*	271	(6,612)
Health Net, Inc.*	296	(6,663)
Ariad Pharmaceuticals, Inc.*	276	(6,686)
Salix Pharmaceuticals Ltd.*	175	(7,410)
Watson Pharmaceuticals, Inc.*	91	(7,750)
Cerner Corp.*	101	(7,818)
Johnson & Johnson	133	(9,165)
Allscripts Healthcare Solutions, Inc.*	744	(9,248)
Boston Scientific Corp.*,1	1,703	(9,775)
CR Bard, Inc.	113	(11,825)
Medivation, Inc.*	214	(12,061)
BioMarin Pharmaceutical, Inc.*,1	344	(13,853)
Brookdale Senior Living, Inc. — Class A*	605	(14,048)
Regeneron Pharmaceuticals, Inc.*	93	(14,197)
Incyte Corporation Ltd.*	789	(14,241)
Alere, Inc.*	820	(15,982)
Tenet Healthcare Corp.*	3,330	(20,879)
Endo Health Solutions, Inc.*	709	(22,489)
Illumina, Inc.*	517	(24,919)
Laboratory Corporation of America Holdings*	278	(25,707)
Warner Chilcott plc — Class A	1,988	(26,838)
Hospira, Inc.*	851	(27,930)
Bruker Corp.*	2,144	(28,065)
Techne Corp.	397	(28,560)
Teleflex, Inc.	416	(28,637)
Edwards Lifesciences Corp.*	275	(29,527)
Aetna, Inc.	3,715	(147,114)
Total Health Care		(593,042)
Consumer Discretionary - (3.1)%
Virgin Media, Inc.	13	(383)
Newell Rubbermaid, Inc.	61	(1,164)
Nordstrom, Inc.	25	(1,380)
Hasbro, Inc.[1]	58	(2,214)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS SOLD SHORT† - (28.2)% (continued)
Consumer Discretionary - (3.1)% (continued)
Hyatt Hotels Corp. — Class A*	63	$(2,529)
BorgWarner, Inc.*	51	(3,525)
Yum! Brands, Inc.	57	(3,781)
Tupperware Brands Corp.	72	(3,858)
McDonald's Corp.	44	(4,037)
Panera Bread Co. — Class A*	25	(4,272)
American Eagle Outfitters, Inc.	208	(4,385)
NIKE, Inc. — Class B	50	(4,746)
Goodyear Tire & Rubber Co.*	424	(5,169)
Guess?, Inc.[1]	252	(6,406)
Gentex Corp.	379	(6,447)
Bally Technologies, Inc.*	145	(7,162)
Wynn Resorts Ltd.	63	(7,273)
TripAdvisor, Inc.*	223	(7,343)
Priceline.com, Inc.*	12	(7,425)
Expedia, Inc.	130	(7,519)
Weight Watchers International, Inc.	146	(7,709)
Wendy's Co.	1,697	(7,721)
Apollo Group, Inc. — Class A*	268	(7,785)
Darden Restaurants, Inc.	151	(8,418)
Netflix, Inc.*	159	(8,656)
DeVry, Inc.	432	(9,833)
NVR, Inc.*	12	(10,134)
Limited Brands, Inc.	233	(11,478)
Washington Post Co. — Class B	34	(12,343)
Cablevision Systems Corp. — Class A	861	(13,647)
Morningstar, Inc.	224	(14,031)
Clear Channel Outdoor Holdings, Inc. — Class A1	2,919	(17,456)
Starbucks Corp.	347	(17,610)
Fossil, Inc.*	228	(19,312)
Las Vegas Sands Corp.	492	(22,814)
Choice Hotels International, Inc.	732	(23,417)
Abercrombie & Fitch Co. — Class A	839	(28,459)
Urban Outfitters, Inc.*	763	(28,658)
Thomson Reuters Corp.	997	(28,774)
CarMax, Inc.*	1,022	(28,923)
Marriott International, Inc. — Class A	742	(29,012)
Liberty Global, Inc. — Class A*	479	(29,099)
Tiffany & Co.	473	(29,269)
Family Dollar Stores, Inc.	460	(30,498)
DreamWorks Animation SKG, Inc. — Class A*	1,690	(32,500)
H&R Block, Inc.	1,933	(33,499)
JC Penney Company, Inc.	1,485	(36,071)
Amazon.com, Inc.*	143	(36,368)
Visteon Corp.*	835	(37,124)
Total Consumer Discretionary		(711,636)
Information Technology - (3.9)%
Ingram Micro, Inc. — Class A*,1	38	(579)
Polycom, Inc.*,1	69	(681)
Texas Instruments, Inc.	94	(2,590)
Teradyne, Inc.*	188	(2,673)
Apple, Inc.	5	(3,336)
Marvell Technology Group Ltd.	416	(3,806)
Western Union Co.	240	(4,373)
Microchip Technology, Inc.	177	(5,795)
IPG Photonics Corp.*	102	(5,845)
Linear Technology Corp.	214	(6,816)
VeriFone Systems, Inc.*	246	(6,851)
NVIDIA Corp.*,1	563	(7,510)
Lam Research Corp.*	237	(7,533)
Broadcom Corp. — Class A	218	(7,538)
Skyworks Solutions, Inc.*	321	(7,564)
Zynga, Inc. — Class A*	2,675	(7,597)
Freescale Semiconductor Ltd.*	824	(7,836)
Advanced Micro Devices, Inc.*	2,666	(8,984)
Citrix Systems, Inc.*	126	(9,648)
FLIR Systems, Inc.	492	(9,828)
Electronic Arts, Inc.*	782	(9,924)
LSI Corp.*	1,517	(10,482)
MICROS Systems, Inc.*	233	(11,445)
Broadridge Financial Solutions, Inc.	518	(12,085)
Riverbed Technology, Inc.*	536	(12,473)
SAIC, Inc.	1,148	(13,822)
Rovi Corp.*	1,398	(20,285)
Lender Processing Services, Inc.	776	(21,643)
LinkedIn Corp. — Class A*,1	194	(23,358)
Cypress Semiconductor Corp.	2,182	(23,391)
Integrated Device Technology, Inc.*	3,992	(23,473)
NetApp, Inc.*	715	(23,509)
FactSet Research Systems, Inc.	246	(23,719)
Micron Technology, Inc.*	4,156	(24,874)
PMC - Sierra, Inc.*	4,461	(25,160)
Informatica Corp.*	763	(26,560)
Juniper Networks, Inc.*	1,627	(27,838)
Global Payments, Inc.	669	(27,984)
Altera Corp.	826	(28,072)
Atmel Corp.*	5,360	(28,194)
Cognizant Technology Solutions Corp. — Class A*	404	(28,248)
National Instruments Corp.	1,129	(28,417)
Itron, Inc.*	671	(28,953)
Paychex, Inc.	871	(28,996)
Computer Sciences Corp.	902	(29,053)
JDS Uniphase Corp.*	2,359	(29,216)
Solera Holdings, Inc.	675	(29,612)
Hewlett-Packard Co.	1,741	(29,701)
Cree, Inc.*	1,197	(30,559)
ON Semiconductor Corp.*	5,292	(32,652)
Acme Packet, Inc.*	2,089	(35,722)
Salesforce.com, Inc.*	247	(37,714)
Total Information Technology		(904,517)
Industrials - (5.1)%
WW Grainger, Inc.	2	(417)
Verisk Analytics, Inc. — Class A*	9	(428)
Avery Dennison Corp.	32	(1,018)
Waste Connections, Inc.	44	(1,331)
Alliant Techsystems, Inc.	44	(2,205)
Lennox International, Inc.	70	(3,385)
General Cable Corp.*	145	(4,260)
GrafTech International Ltd.*	530	(4,765)
IHS, Inc. — Class A*	49	(4,770)
United Technologies Corp.	69	(5,402)
IDEX Corp.	164	(6,850)
Towers Watson & Co. — Class A	141	(7,480)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS SOLD SHORT† - (28.2)% (continued)
Industrials - (5.1)% (continued)
United Parcel Service, Inc. — Class B	105	$(7,515)
Hertz Global Holdings, Inc.*,1	548	(7,524)
UTI Worldwide, Inc.	578	(7,786)
Quanta Services, Inc.*	334	(8,250)
Fluor Corp.	158	(8,892)
Emerson Electric Co.	189	(9,123)
J.B. Hunt Transport Services, Inc.	183	(9,523)
Chicago Bridge & Iron Company N.V.	302	(11,503)
URS Corp.	341	(12,041)
Deere & Co.	164	(13,528)
Masco Corp.	900	(13,545)
Joy Global, Inc.	265	(14,856)
Precision Castparts Corp.	101	(16,497)
Nielsen Holdings N.V.*	625	(18,738)
Boeing Co.	278	(19,354)
Clean Harbors, Inc.*	397	(19,393)
CSX Corp.	978	(20,294)
3M Co.	221	(20,425)
ITT Corp.	1,085	(21,863)
Babcock & Wilcox Co.*	883	(22,490)
Southwest Airlines Co.	2,599	(22,794)
Matson, Inc.	1,097	(22,938)
Landstar System, Inc.	496	(23,451)
Oshkosh Corp.*	908	(24,906)
Pentair Ltd.	574	(25,549)
Rockwell Collins, Inc.	479	(25,694)
SPX Corp.	435	(28,453)
Crane Co.	713	(28,470)
Navistar International Corp.*	1,350	(28,472)
Nordson Corp.	486	(28,489)
Stericycle, Inc.*	315	(28,514)
CH Robinson Worldwide, Inc.	492	(28,807)
Harsco Corp.	1,407	(28,886)
Honeywell International, Inc.	486	(29,039)
Iron Mountain, Inc.	864	(29,471)
Colfax Corp.*	826	(30,289)
Expeditors International of Washington, Inc.	836	(30,397)
Dun & Bradstreet Corp.	454	(36,148)
DigitalGlobe, Inc.*	7,740	(157,819)
Eaton Corp.	4,261	(201,375)
Total Industrials		(1,185,412)
Financials - (5.8)%
New York Community Bancorp, Inc.	76	(1,076)
Bank of Hawaii Corp.	24	(1,095)
BioMed Realty Trust, Inc.	76	(1,423)
Boston Properties, Inc.	13	(1,438)
IntercontinentalExchange, Inc.*	13	(1,734)
Citigroup, Inc.	69	(2,258)
StanCorp Financial Group, Inc.	95	(2,968)
Goldman Sachs Group, Inc.	32	(3,638)
Capital One Financial Corp.	69	(3,934)
Franklin Resources, Inc.	38	(4,753)
Arthur J Gallagher & Co.	158	(5,660)
Morgan Stanley	385	(6,445)
East West Bancorp, Inc.	309	(6,526)
Bank of New York Mellon Corp.	315	(7,125)
Jones Lang LaSalle, Inc.	107	(8,169)
St. Joe Co.*	473	(9,224)
Bank of America Corp.	1,432	(12,645)
BRE Properties, Inc.	271	(12,707)
Valley National Bancorp	1,407	(14,098)
Principal Financial Group, Inc.	555	(14,952)
Weingarten Realty Investors	574	(16,135)
Moody's Corp.	366	(16,166)
Lazard Ltd. — Class A	643	(18,795)
Mack-Cali Realty Corp.	744	(19,790)
Jefferies Group, Inc.	1,684	(23,054)
TD Ameritrade Holding Corp.	1,552	(23,854)
SL Green Realty Corp.	303	(24,261)
Piedmont Office Realty Trust, Inc. — Class A	1,438	(24,935)
Vornado Realty Trust	315	(25,531)
Kemper Corp.	871	(26,748)
SVB Financial Group*	448	(27,086)
Hanover Insurance Group, Inc.	732	(27,274)
Equity Lifestyle Properties, Inc.	410	(27,929)
CIT Group, Inc.*	719	(28,321)
MSCI, Inc. — Class A*	795	(28,454)
Weyerhaeuser Co.	1,097	(28,676)
Leucadia National Corp.	1,262	(28,711)
Alexandria Real Estate Equities, Inc.	391	(28,746)
Mercury General Corp.	744	(28,756)
Plum Creek Timber Company, Inc.	656	(28,759)
Erie Indemnity Co. — Class A	448	(28,793)
SEI Investments Co.	1,343	(28,807)
Charles Schwab Corp.	2,258	(28,880)
Corporate Office Properties Trust	1,205	(28,884)
Markel Corp.*	63	(28,885)
Progressive Corp.	1,394	(28,912)
Endurance Specialty Holdings Ltd.	751	(28,914)
Unum Group	1,507	(28,965)
First Horizon National Corp.	3,009	(28,977)
Old Republic International Corp.	3,116	(28,979)
Lincoln National Corp.	1,198	(28,979)
Brown & Brown, Inc.	1,112	(28,990)
Cullen/Frost Bankers, Inc.	505	(29,002)
Duke Realty Corp.	1,974	(29,018)
Eaton Vance Corp.	1,003	(29,047)
First Republic Bank	845	(29,119)
TFS Financial Corp.*	3,219	(29,196)
Reinsurance Group of America, Inc. — Class A	505	(29,224)
First Niagara Financial Group, Inc.	3,614	(29,237)
XL Group plc — Class A	1,217	(29,245)
Forest City Enterprises, Inc. — Class A*	1,892	(29,988)
Hartford Financial Services Group, Inc.	1,545	(30,035)
TCF Financial Corp.	2,517	(30,053)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS SOLD SHORT† - (28.2)% (continued)
Financials - (5.8)% (continued)
FirstMerit Corp.	4,193	$(61,764)
Total Financials		(1,355,742)
Total Common Stock Sold Short
(Proceeds $6,455,044)		(6,560,781)
EXCHANGE TRADED FUNDS SOLD SHORT† - (12.7)%
Market Vectors Russia ETF	37	(1,065)
iShares MSCI BRIC Index Fund	131	(4,944)
iShares FTSE China 25 Index Fund	148	(5,122)
iShares MSCI Chile Investable Market Index Fund	145	(9,007)
iShares MSCI Hong Kong Index Fund	690	(12,558)
iShares iBoxx Investment Grade Corporate Bond Fund	107	(13,029)
iShares MSCI Thailand Index Fund	182	(13,801)
iShares Barclays MBS Bond Fund	133	(14,518)
iShares Barclays Agency Bond Fund	142	(16,191)
iShares MSCI Taiwan Index Fund	1,238	(16,540)
iShares MSCI Belgium Investable Market Index Fund	1,438	(18,090)
iShares MSCI Germany Index Fund	864	(19,509)
iShares Barclays 20+ Year Treasury Bond Fund	163	(20,249)
Market Vectors Gold Miners ETF	388	(20,839)
iShares MSCI France Index Fund	1,006	(21,106)
iShares JPMorgan USD Emerging Markets Bond Fund	176	(21,342)
iShares MSCI Netherlands Investable Market Index Fund	1,280	(23,680)
iShares MSCI EAFE Index Fund	480	(25,440)
iShares Barclays 7-10 Year Treasury Bond Fund	238	(25,813)
PowerShares Emerging Markets Sovereign Debt Portfolio	843	(25,872)
iShares MSCI EMU Index Fund	1,131	(33,987)
iShares Barclays 3-7 Year Treasury Bond Fund	304	(37,608)
iShares MSCI Switzerland Index Fund	1,618	(39,787)
iShares MSCI Austria Investable Market Index Fund	2,701	(41,406)
iShares MSCI Canada Index Fund	1,664	(47,357)
iShares MSCI Spain Index Fund	1,999	(55,352)
iShares MSCI Brazil Index Fund	1,055	(57,023)
iShares MSCI Italy Index Fund	4,919	(59,176)
iShares Barclays TIPS Bond Fund	528	(64,289)
SPDR Barclays Capital High Yield Bond ETF	2,113	(84,985)
iShares Barclays Aggregate Bond Fund	856	(96,257)
Powershares QQQ Trust Series 1	1,457	(99,921)
iPath MSCI India Index ETN*	2,105	(123,585)
iShares MSCI Japan Index Fund	18,028	(165,136)
iShares Russell 2000 Index Fund	3,358	(280,259)
iShares Russell 1000 Growth Index Fund	5,354	(357,112)
SPDR S&P 500 ETF Trust	3,192	(459,425)
iShares Russell 1000 Value Index Fund	7,438	(536,876)
Total Exchange Traded Funds Sold Short
(Proceeds $2,808,180)		(2,968,256)
Total Securities Sold Short- (40.9)%
(Proceeds $9,263,224)		$(9,529,037)
Other Assets & Liabilities, net - 58.0%		13,523,266
Total Net Assets - 100.0%		$23,284,174

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED†
March 2013 Natural Gas Futures Contracts (Aggregate Value of Contracts $862,270)	23	$82,764
July 2013 Wheat Futures Contracts (Aggregate Value of Contracts $734,400)	17	49,206
November 2012 Soybean Futures Contracts (Aggregate Value of Contracts $239,700)	3	47,640
July 2013 Winter Wheat Futures Contracts (Aggregate Value of Contracts $758,625)	17	45,801
May 2013 Wheat Futures Contracts (Aggregate Value of Contracts $135,300)	3	27,590
June 2013 WTI Crude Futures Contracts (Aggregate Value of Contracts $657,440)	7	26,835
December 2012 Gold 100 oz. Futures Contracts (Aggregate Value of Contracts $532,800)	3	9,064
November 2012 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $244,129)	2	7,730
December 2012 Silver Futures Contracts (Aggregate Value of Contracts $173,050)	1	2,444
December 2012 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $700,736)	6	814
December 2012 Copper Futures Contracts (Aggregate Value of Contracts $187,775)	2	(306)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED† (continued)
December 2012 Cocoa Futures Contracts (Aggregate Value of Contracts $199,760)	8	$(2,380)
December 2012 LME Zinc Futures Contracts (Aggregate Value of Contracts $262,113)	5	(2,611)
December 2012 LME Lead Futures Contracts (Aggregate Value of Contracts $399,140)	7	(2,875)
May 2013 Soybean Futures Contracts (Aggregate Value of Contracts $769,536)	24	(9,440)
June 2013 Live Cattle Futures Contracts (Aggregate Value of Contracts $771,750)	15	(23,649)
December 2012 Lean Hogs Futures Contracts (Aggregate Value of Contracts $739,500)	25	(33,657)
May 2013 Soybean Futures Contracts (Aggregate Value of Contracts $684,113)	9	(42,443)
July 2013 Corn Futures Contracts (Aggregate Value of Contracts $861,063)	23	(53,065)
(Total Aggregate Value of Contracts $9,913,200)		$129,462
EQUITY FUTURES CONTRACTS PURCHASED†
December 2012 CBOE VIX Index Futures Contracts (Aggregate Value of Contracts $807,660)	42	$1,608
November 2012 CBOE VIX Index Futures Contracts (Aggregate Value of Contracts $798,600)	44	(7,919)
December 2012 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $1,751,820)	21	(8,692)
December 2012 S&P 400 Mid Index Mini Futures Contracts (Aggregate Value of Contracts $1,773,720)	18	(14,346)
March 2013 CBOE VIX Index Futures Contracts (Aggregate Value of Contracts $770,550)	33	(98,579)
(Total Aggregate Value of Contracts $5,902,350)		$(127,928)
EQUITY FUTURES CONTRACTS SOLD SHORT†
January 2013 CBOE VIX Index Futures Contracts (Aggregate Value of Contracts $775,890)	37	$189,685
February 2013 CBOE VIX Index Futures Contracts (Aggregate Value of Contracts $775,250)	35	83,700
October 2012 CBOE VIX Index Futures Contracts (Aggregate Value of Contracts $697,200)	42	(1,433)
December 2012 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $3,512,688)	49	(5,205)
(Total Aggregate Value of Contracts $5,761,028)		$266,747

COMMODITY FUTURES CONTRACTS SOLD SHORT†
December 2012 Natural Gas Futures Contracts (Aggregate Value of Contracts $651,240)	18	$102,859
March 2013 Corn Futures Contracts (Aggregate Value of Contracts $721,288)	19	46,011
February 2013 Lean Hogs Futures Contracts (Aggregate Value of Contracts $1,027,840)	32	26,790
March 2013 Sugar #11 Futures Contracts (Aggregate Value of Contracts $137,491)	6	24,454
April 2013 Live Cattle Futures Contracts (Aggregate Value of Contracts $952,020)	18	17,181
January 2013 Soybean Futures Contracts (Aggregate Value of Contracts $1,045,044)	33	16,759
December 2012 Cotton #2 Futures Contracts (Aggregate Value of Contracts $176,750)	5	4,744
March 2013 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $800,533)	7	1,378

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS SOLD SHORT† (continued)
March 2013 Wheat Futures Contracts (Aggregate Value of Contracts $772,650)	17	$(4,115)
March 2013 Winter Wheat Futures Contracts (Aggregate Value of Contracts $751,800)	16	(14,937)
December 2012 WTI Crude Futures Contracts (Aggregate Value of Contracts $646,940)	7	(21,767)
January 2013 Soybean Futures Contracts (Aggregate Value of Contracts $640,100)	8	(101,417)
(Total Aggregate Value of Contracts $8,323,696)		$97,940

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or a portion of this security is pledged as short security collateral at September 30, 2012.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	Repurchase Agreements — See Note 3.

plc	Public Limited Company
REIT	Real Estate Investment Trust

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 79.0%
Information Technology - 51.9%
Apple, Inc.	12,335	$8,230,652
Microsoft Corp.	110,294	3,284,555
Google, Inc. — Class A*	3,448	2,601,516
Oracle Corp.	64,237	2,022,823
Intel Corp.	65,822	1,492,844
QUALCOMM, Inc.	22,410	1,400,400
Cisco Systems, Inc.	70,479	1,345,444
eBay, Inc.*	16,958	820,937
Baidu, Inc. ADR*	3,611	421,837
Texas Instruments, Inc.	14,969	412,396
Automatic Data Processing, Inc.	6,374	373,898
Cognizant Technology Solutions Corp. — Class A*	3,928	274,645
Yahoo!, Inc.*	15,585	248,970
Broadcom Corp. — Class A	6,673	230,752
Intuit, Inc.	3,865	227,571
Dell, Inc.	22,821	225,015
Adobe Systems, Inc.*	6,470	210,016
Citrix Systems, Inc.*	2,464	188,668
Applied Materials, Inc.	16,281	181,777
Symantec Corp.*	9,235	166,230
Activision Blizzard, Inc.	14,616	164,869
Seagate Technology plc	5,285	163,835
CA, Inc.	6,171	158,996
Paychex, Inc.	4,771	158,827
NetApp, Inc.*	4,781	157,199
Altera Corp.	4,209	143,043
SanDisk Corp.*	3,178	138,021
Fiserv, Inc.*	1,785	132,144
Check Point Software Technologies Ltd.*	2,694	129,743
Xilinx, Inc.	3,449	115,231
Avago Technologies Ltd.	3,220	112,265
F5 Networks, Inc.*	1,038	108,679
NVIDIA Corp.*	8,146	108,668
KLA-Tencor Corp.	2,191	104,522
Maxim Integrated Products, Inc.	3,838	102,168
Autodesk, Inc.*	3,024	100,911
Nuance Communications, Inc.*	4,048	100,755
VeriSign, Inc.*	2,058	100,204
Linear Technology Corp.	3,025	96,346
Akamai Technologies, Inc.*	2,333	89,261
BMC Software, Inc.*	2,098	87,046
Microchip Technology, Inc.	2,552	83,552
Micron Technology, Inc.*	13,382	80,091
Lam Research Corp.*	2,393	76,062
Marvell Technology Group Ltd.	7,412	67,820
Electronic Arts, Inc.*	4,187	53,133
Flextronics International Ltd.*	8,756	52,536
Research In Motion Ltd.*	6,795	50,963
Infosys Ltd. ADR	979	47,521
Total Information Technology		27,445,357
Consumer Discretionary - 12.4%
Amazon.com, Inc.*	5,945	1,511,950
Comcast Corp. — Class A	27,825	995,300
Starbucks Corp.	9,996	507,297
News Corp. — Class A	20,640	506,299
DIRECTV*	8,260	433,320
Priceline.com, Inc.*	656	405,887
Viacom, Inc. — Class B	6,097	326,738
Bed Bath & Beyond, Inc.*	3,054	192,402
Ross Stores, Inc.	2,968	191,733
Mattel, Inc.	4,486	159,163
Wynn Resorts Ltd.	1,320	152,381
Dollar Tree, Inc.*	3,030	146,273
Sirius XM Radio, Inc.*	50,435	131,131
O'Reilly Automotive, Inc.*	1,564	130,782
Liberty Interactive Corp. — Class A*	6,778	125,393
Garmin Ltd.	2,564	107,021
Virgin Media, Inc.	3,536	104,100
Staples, Inc.	8,978	103,427
Expedia, Inc.	1,617	93,527
Sears Holdings Corp.*	1,396	77,464
Fossil, Inc.*	800	67,760
Apollo Group, Inc. — Class A*	1,485	43,139
Netflix, Inc.*	735	40,013
Total Consumer Discretionary		6,552,500
Health Care - 8.6%
Amgen, Inc.	10,141	855,090
Express Scripts Holding Co.*	10,668	668,564
Gilead Sciences, Inc.*	9,952	660,116
Biogen Idec, Inc.*	3,109	463,956
Celgene Corp.*	5,676	433,646
Alexion Pharmaceuticals, Inc.*	2,543	290,919
Intuitive Surgical, Inc.*	521	258,223
Cerner Corp.*	2,252	174,327
Vertex Pharmaceuticals, Inc.*	2,835	158,618
Perrigo Co.	1,228	142,657
Mylan, Inc.*	5,340	130,296
Life Technologies Corp.*	2,306	112,717
Henry Schein, Inc.*	1,165	92,350
DENTSPLY International, Inc.	1,860	70,940
Warner Chilcott plc — Class A	3,292	44,442
Total Health Care		4,556,861
Consumer Staples - 3.7%
Mondelez International, Inc. — Class A	23,345	965,316
Costco Wholesale Corp.	5,690	569,711
Whole Foods Market, Inc.	2,430	236,682
Monster Beverage Corp.*	2,324	125,868
Green Mountain Coffee Roasters, Inc.*,1	2,048	48,640
Total Consumer Staples		1,946,217
Industrials - 1.3%
PACCAR, Inc.	4,651	186,156
Fastenal Co.	3,897	167,532
CH Robinson Worldwide, Inc.	2,122	124,243
Stericycle, Inc.*	1,130	102,288
Expeditors International of Washington, Inc.	2,770	100,717
Total Industrials		680,936
Telecommunication Services - 0.7%
Vodafone Group plc ADR	12,499	356,159

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 79.0% (continued)
Materials - 0.4%
Sigma-Aldrich Corp.	1,589	$114,360
Randgold Resources Ltd. ADR	708	87,084
Total Materials		201,444
Total Common Stocks
(Cost $18,180,168)		41,739,474
RIGHTS - 0.0%
Liberty Ventures
Expires 08/09/13*,†	116	1,571
Total Rights
(Cost $–)		1,571

	Face Amount
REPURCHASE AGREEMENTS††,2 - 19.8%
Credit Suisse Group issued 09/28/12 at 0.12% due 10/01/12[3]	$2,970,236	2,970,236
HSBC Group issued 09/28/12 at 0.17% due 10/01/12	2,494,065	2,494,065
Mizuho Financial Group, Inc. issued 09/28/12 at 0.17% due 10/01/12	2,494,065	2,494,065
Deutsche Bank issued 09/28/12 at 0.12% due 10/01/12	2,494,065	2,494,065
Total Repurchase Agreements
(Cost $10,452,431)		10,452,431
SECURITIES LENDING COLLATERAL††,4 - 0.0%
RBS Securities, Inc. issued 09/28/12 at 0.24% due 10/01/12	13,104	13,104
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 09/28/12 at 0.15% due 10/01/12	12,896	12,896
Total Securities Lending Collateral
(Cost $26,000)		26,000
Total Investments - 98.8%
(Cost $28,658,599)		$52,219,476
Other Assets & Liabilities, net - 1.2%		627,068
Total Net Assets - 100.0%		$52,846,544

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
December 2012 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $7,539,075)	135	$(46,442)

	Units
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International October 2012 NASDAQ-100 Index Swap, Terminating 10/29/12[5] (Notional Value $1,044,447)	373	$6,650
Barclays Bank plc October 2012 NASDAQ-100 Index Swap, Terminating 10/31/12[5] (Notional Value $1,292,223)	462	(6,359)
Credit Suisse Capital, LLC October 2012 NASDAQ-100 Index Swap, Terminating 10/31/12[5] (Notional Value $1,299,680)	464	(10,392)
(Total Notional Value $3,636,350)		$(10,101)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at September 30, 2012 - See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2012.
[4]	Securities lending collateral - See Note 4.
[5]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

ADR	American Depositary Receipt
plc	Public Limited Company

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 61.5%
Information Technology - 40.5%
Apple, Inc.	7,294	$4,866,995
Microsoft Corp.	65,206	1,941,834
Google, Inc. — Class A*	2,037	1,536,916
Oracle Corp.	37,975	1,195,833
Intel Corp.	38,912	882,524
QUALCOMM, Inc.	13,248	827,868
Cisco Systems, Inc.	41,661	795,308
eBay, Inc.*	10,019	485,019
Baidu, Inc. ADR*	2,136	249,528
Texas Instruments, Inc.	8,849	243,790
Automatic Data Processing, Inc.	3,768	221,030
Cognizant Technology Solutions Corp. — Class A*	2,322	162,354
Yahoo!, Inc.*	9,214	147,194
Broadcom Corp. — Class A	3,944	136,384
Intuit, Inc.	2,285	134,540
Dell, Inc.	13,491	133,022
Adobe Systems, Inc.*	3,825	124,160
Citrix Systems, Inc.*	1,456	111,486
Applied Materials, Inc.	9,625	107,463
Symantec Corp.*	5,460	98,280
Activision Blizzard, Inc.	8,646	97,527
Seagate Technology plc	3,124	96,844
CA, Inc.	3,648	93,991
Paychex, Inc.	2,820	93,878
NetApp, Inc.*	2,822	92,787
Altera Corp.	2,488	84,555
SanDisk Corp.*	1,879	81,605
Fiserv, Inc.*	1,055	78,102
Check Point Software Technologies Ltd.*	1,593	76,719
Xilinx, Inc.	2,039	68,123
Avago Technologies Ltd.	1,899	66,209
F5 Networks, Inc.*	615	64,391
NVIDIA Corp.*	4,819	64,285
KLA-Tencor Corp.	1,295	61,778
Maxim Integrated Products, Inc.	2,268	60,374
Autodesk, Inc.*	1,784	59,532
Nuance Communications, Inc.*	2,390	59,487
VeriSign, Inc.*	1,216	59,207
Linear Technology Corp.	1,786	56,884
Akamai Technologies, Inc.*	1,379	52,761
BMC Software, Inc.*	1,240	51,448
Microchip Technology, Inc.	1,509	49,405
Micron Technology, Inc.*	7,914	47,365
Lam Research Corp.*	1,418	45,071
Marvell Technology Group Ltd.	4,382	40,095
Electronic Arts, Inc.*	2,474	31,395
Flextronics International Ltd.*	5,176	31,056
Research In Motion Ltd.*	4,018	30,135
Infosys Ltd. ADR	579	28,105
Total Information Technology		16,224,642
Consumer Discretionary - 9.6%
Amazon.com, Inc.*	3,513	893,430
Comcast Corp. — Class A	16,445	588,237
Starbucks Corp.	5,909	299,882
News Corp. — Class A	12,202	299,315
DIRECTV*	4,883	256,161
Priceline.com, Inc.*	388	240,067
Viacom, Inc. — Class B	3,604	193,138
Bed Bath & Beyond, Inc.*	1,804	113,652
Ross Stores, Inc.	1,754	113,308
Mattel, Inc.	2,652	94,093
Wynn Resorts Ltd.	779	89,928
Dollar Tree, Inc.*	1,791	86,461
Sirius XM Radio, Inc.*	29,811	77,509
O'Reilly Automotive, Inc.*	925	77,349
Liberty Interactive Corp. — Class A*	4,007	74,130
Garmin Ltd.	1,516	63,278
Virgin Media, Inc.	2,090	61,530
Staples, Inc.	5,307	61,137
Expedia, Inc.	959	55,469
Sears Holdings Corp.*	826	45,835
Fossil, Inc.*	473	40,063
Apollo Group, Inc. — Class A*	878	25,506
Netflix, Inc.*	432	23,518
Total Consumer Discretionary		3,872,996
Health Care - 6.7%
Amgen, Inc.	5,995	505,498
Express Scripts Holding Co.*	6,305	395,134
Gilead Sciences, Inc.*	5,884	390,286
Biogen Idec, Inc.*	1,838	274,285
Celgene Corp.*	3,355	256,322
Alexion Pharmaceuticals, Inc.*	1,503	171,943
Intuitive Surgical, Inc.*	311	154,141
Cerner Corp.*	1,327	102,723
Vertex Pharmaceuticals, Inc.*	1,677	93,828
Perrigo Co.	722	83,875
Mylan, Inc.*	3,157	77,031
Life Technologies Corp.*	1,363	66,623
Henry Schein, Inc.*	689	54,617
DENTSPLY International, Inc.	1,099	41,916
Warner Chilcott plc — Class A	1,952	26,352
Total Health Care		2,694,574
Consumer Staples - 2.9%
Mondelez International, Inc. — Class A	13,800	570,630
Costco Wholesale Corp.	3,360	336,420
Whole Foods Market, Inc.	1,433	139,574
Monster Beverage Corp.*	1,376	74,524
Green Mountain Coffee Roasters, Inc.*	1,208	28,690
Total Consumer Staples		1,149,838
Industrials - 1.0%
PACCAR, Inc.	2,749	110,029
Fastenal Co.	2,299	98,834
CH Robinson Worldwide, Inc.	1,255	73,480
Stericycle, Inc.*	668	60,467
Expeditors International of Washington, Inc.	1,638	59,558
Total Industrials		402,368
Telecommunication Services - 0.5%
Vodafone Group plc ADR	7,393	210,664

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 61.5% (continued)
Materials - 0.3%
Sigma-Aldrich Corp.	938	$67,508
Randgold Resources Ltd. ADR	417	51,291
Total Materials		118,799
Total Common Stocks
(Cost $14,987,004)		24,673,881
RIGHTS - 0.0%
Liberty Ventures
Expires 08/09/13*,†	69	934
Total Rights
(Cost $–)		934

	Face Amount
REPURCHASE AGREEMENTS††,1 - 31.4%
Credit Suisse Group issued 09/28/12 at 0.12% due 10/01/12[2]	$4,227,934	4,227,934
HSBC Group issued 09/28/12 at 0.17% due 10/01/12	2,796,864	2,796,864
Mizuho Financial Group, Inc. issued 09/28/12 at 0.17% due 10/01/12	2,796,864	2,796,864
Deutsche Bank issued 09/28/12 at 0.12% due 10/01/12	2,796,864	2,796,864
Total Repurchase Agreements
(Cost $12,618,526)		12,618,526
Total Investments - 92.9%
(Cost $27,605,530)		$37,293,341
Other Assets & Liabilities, net - 7.1%		2,865,092
Total Net Assets - 100.0%		$40,158,433

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
December 2012 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $17,479,485)	313	$(57,733)

	Units
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International October 2012 NASDAQ-100 Index Swap, Terminating 10/29/12[3] (Notional Value $1,708,373)	610	$10,859
Credit Suisse Capital, LLC October 2012 NASDAQ-100 Index Swap, Terminating 10/31/12[3] (Notional Value $9,386,310)	3,353	(75,052)
Barclays Bank plc October 2012 NASDAQ-100 Index Swap, Terminating 10/31/12[3] (Notional Value $27,048,470)	9,663	(217,094)
(Total Notional Value $38,143,153)		$(281,287)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	All or a portion of this security is pledged as equity swap index collateral at September 30, 2012.
[3]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

ADR	American Depositary Receipt
plc	Public Limited Company

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 51.3%
Information Technology - 10.4%
Apple, Inc.	1,352	$902,135
Microsoft Corp.	10,865	323,559
International Business Machines Corp.	1,547	320,925
Google, Inc. — Class A*	382	288,219
Oracle Corp.	5,483	172,660
Intel Corp.	7,201	163,318
QUALCOMM, Inc.	2,450	153,100
Cisco Systems, Inc.	7,616	145,389
Visa, Inc. — Class A	756	101,515
EMC Corp.*	3,025	82,491
eBay, Inc.*	1,668	80,748
Mastercard, Inc. — Class A	159	71,785
Accenture plc — Class A	914	64,007
Hewlett-Packard Co.	2,830	48,280
Texas Instruments, Inc.	1,634	45,017
Automatic Data Processing, Inc.	694	40,710
Cognizant Technology Solutions Corp. — Class A*	430	30,066
Corning, Inc.	2,144	28,193
Salesforce.com, Inc.*	184	28,095
Broadcom Corp. — Class A	737	25,485
Yahoo!, Inc.*	1,501	23,978
Intuit, Inc.	397	23,375
Adobe Systems, Inc.*	706	22,917
Motorola Solutions, Inc.	412	20,827
TE Connectivity Ltd.	612	20,815
Dell, Inc.	2,098	20,686
Citrix Systems, Inc.*	266	20,368
Applied Materials, Inc.	1,782	19,896
Teradata Corp.*	243	18,325
Symantec Corp.*	1,012	18,216
NetApp, Inc.*	527	17,328
Analog Devices, Inc.	430	16,852
Altera Corp.	465	15,803
Western Union Co.	867	15,797
Seagate Technology plc	509	15,779
Red Hat, Inc.*	275	15,659
Paychex, Inc.	460	15,313
SanDisk Corp.*	348	15,114
Fiserv, Inc.*	194	14,362
Amphenol Corp. — Class A	236	13,896
Xerox Corp.	1,882	13,814
Juniper Networks, Inc.*	760	13,004
CA, Inc.	493	12,702
Xilinx, Inc.	373	12,462
Western Digital Corp.	320	12,394
NVIDIA Corp.*	896	11,953
F5 Networks, Inc.*	114	11,936
KLA-Tencor Corp.	240	11,449
Fidelity National Information Services, Inc.	363	11,333
Autodesk, Inc.*	327	10,912
VeriSign, Inc.*	222	10,809
Linear Technology Corp.	332	10,574
Akamai Technologies, Inc.*	252	9,642
Microchip Technology, Inc.	277	9,069
Micron Technology, Inc.*	1,469	8,792
BMC Software, Inc.*	211	8,754
Harris Corp.	163	8,349
Lam Research Corp.*	262	8,328
Computer Sciences Corp.	224	7,215
Electronic Arts, Inc.*	462	5,863
Total System Services, Inc.	235	5,570
LSI Corp.*	803	5,549
Molex, Inc.	198	5,203
Jabil Circuit, Inc.	271	5,073
SAIC, Inc.	410	4,936
FLIR Systems, Inc.	216	4,315
JDS Uniphase Corp.*	337	4,174
Teradyne, Inc.*	267	3,797
Advanced Micro Devices, Inc.*	864	2,912
Lexmark International, Inc. — Class A	101	2,247
First Solar, Inc.*	82	1,816
Total Information Technology		3,735,949
Financials - 7.5%
Wells Fargo & Co.	7,073	244,230
Berkshire Hathaway, Inc. — Class B*	2,638	232,671
JPMorgan Chase & Co.	5,468	221,345
Citigroup, Inc.	4,226	138,275
Bank of America Corp.	15,514	136,989
U.S. Bancorp	2,725	93,468
American Express Co.	1,420	80,741
Goldman Sachs Group, Inc.	649	73,779
Simon Property Group, Inc.	435	66,038
American International Group, Inc.*	1,679	55,054
MetLife, Inc.	1,526	52,585
PNC Financial Services Group, Inc.	758	47,829
Capital One Financial Corp.	833	47,489
American Tower Corp. — Class A	565	40,335
Bank of New York Mellon Corp.	1,698	38,408
Travelers Companies, Inc.	552	37,680
ACE Ltd.	488	36,893
Prudential Financial, Inc.	674	36,740
Morgan Stanley	1,991	33,329
BB&T Corp.	1,004	33,293
BlackRock, Inc. — Class A	184	32,807
Aflac, Inc.	678	32,463
Discover Financial Services	741	29,440
Chubb Corp.	383	29,215
State Street Corp.	690	28,952
Public Storage	202	28,112
Allstate Corp.	696	27,569
HCP, Inc.	614	27,311
Marsh & McLennan Companies, Inc.	783	26,567
Ventas, Inc.	421	26,207
CME Group, Inc. — Class A	440	25,213
Equity Residential	434	24,968
Franklin Resources, Inc.	197	24,639
Aon plc	462	24,158
Boston Properties, Inc.	216	23,892
Prologis, Inc.	659	23,085

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 51.3% (continued)
Financials - 7.5% (continued)
T. Rowe Price Group, Inc.	364	$23,041
SunTrust Banks, Inc.	773	21,853
Fifth Third Bancorp	1,324	20,535
Charles Schwab Corp.	1,574	20,131
Weyerhaeuser Co.	769	20,102
Vornado Realty Trust	243	19,695
Health Care REIT, Inc.	329	19,000
Loews Corp.	453	18,691
AvalonBay Communities, Inc.	136	18,495
Ameriprise Financial, Inc.	303	17,177
Progressive Corp.	807	16,737
Host Hotels & Resorts, Inc.	1,040	16,692
M&T Bank Corp.	173	16,463
Invesco Ltd.	640	15,994
Regions Financial Corp.	2,039	14,701
Northern Trust Corp.	315	14,621
IntercontinentalExchange, Inc.*	108	14,408
Moody's Corp.	278	12,279
Hartford Financial Services Group, Inc.	627	12,189
KeyCorp	1,361	11,895
Kimco Realty Corp.	586	11,878
Principal Financial Group, Inc.	399	10,749
SLM Corp.	676	10,627
XL Group plc — Class A	440	10,573
Plum Creek Timber Company, Inc.	233	10,215
Lincoln National Corp.	402	9,724
NYSE Euronext	354	8,726
Comerica, Inc.	279	8,663
Huntington Bancshares, Inc.	1,240	8,556
CBRE Group, Inc. — Class A*	435	8,008
Cincinnati Financial Corp.	211	7,995
Unum Group	403	7,746
Torchmark Corp.	137	7,035
Leucadia National Corp.	284	6,461
People's United Financial, Inc.	506	6,142
Zions Bancorporation	264	5,453
Hudson City Bancorp, Inc.	684	5,445
Apartment Investment & Management Co. — Class A	207	5,380
Assurant, Inc.	117	4,364
Legg Mason, Inc.	173	4,270
NASDAQ OMX Group, Inc.	169	3,937
Genworth Financial, Inc. — Class A*	703	3,677
First Horizon National Corp.	357	3,438
E*TRADE Financial Corp.*	373	3,286
Federated Investors, Inc. — Class B	139	2,876
Total Financials		2,701,692
Health Care - 6.1%
Johnson & Johnson	3,967	273,366
Pfizer, Inc.	10,751	267,162
Merck & Company, Inc.	4,389	197,944
Abbott Laboratories	2,259	154,877
Amgen, Inc.	1,109	93,512
UnitedHealth Group, Inc.	1,484	82,228
Bristol-Myers Squibb Co.	2,418	81,608
Express Scripts Holding Co.*	1,171	73,386
Gilead Sciences, Inc.*	1,092	72,432
Eli Lilly & Co.	1,466	69,503
Medtronic, Inc.	1,469	63,343
Biogen Idec, Inc.*	340	50,738
Celgene Corp.*	621	47,444
Baxter International, Inc.	785	47,304
Allergan, Inc.	447	40,936
Covidien plc	686	40,762
Alexion Pharmaceuticals, Inc.*	276	31,574
Thermo Fisher Scientific, Inc.	530	31,179
McKesson Corp.	335	28,821
WellPoint, Inc.	468	27,149
Intuitive Surgical, Inc.*	54	26,764
Stryker Corp.	416	23,155
Becton Dickinson and Co.	285	22,390
Cigna Corp.	417	19,670
Agilent Technologies, Inc.	501	19,263
St. Jude Medical, Inc.	456	19,211
Aetna, Inc.	481	19,048
Cardinal Health, Inc.	487	18,978
Edwards Lifesciences Corp.*	167	17,931
Zimmer Holdings, Inc.	249	16,837
Humana, Inc.	233	16,345
Cerner Corp.*	207	16,024
Watson Pharmaceuticals, Inc.*	182	15,499
Perrigo Co.	127	14,754
Quest Diagnostics, Inc.	225	14,272
Mylan, Inc.*	584	14,250
AmerisourceBergen Corp. — Class A	359	13,897
Laboratory Corporation of America Holdings*	138	12,761
DaVita, Inc.*	123	12,744
Life Technologies Corp.*	252	12,318
Forest Laboratories, Inc.*	337	12,001
CR Bard, Inc.	112	11,721
Boston Scientific Corp.*	2,041	11,715
Waters Corp.*	123	10,250
Varian Medical Systems, Inc.*	157	9,470
CareFusion Corp.*	323	9,170
Coventry Health Care, Inc.	193	8,046
DENTSPLY International, Inc.	208	7,933
Hospira, Inc.*	235	7,713
PerkinElmer, Inc.	163	4,804
Patterson Companies, Inc.	122	4,177
Tenet Healthcare Corp.*	597	3,743
Total Health Care		2,222,122
Energy - 5.8%
Exxon Mobil Corp.	6,646	607,776
Chevron Corp.	2,824	329,165
Schlumberger Ltd.	1,908	138,006
Occidental Petroleum Corp.	1,164	100,174
ConocoPhillips	1,749	100,008
Anadarko Petroleum Corp.	722	50,481
National Oilwell Varco, Inc.	610	48,867
Apache Corp.	560	48,423
Halliburton Co.	1,332	44,875
EOG Resources, Inc.	390	43,700
Phillips 66	899	41,686

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 51.3% (continued)
Energy - 5.8% (continued)
Devon Energy Corp.	542	$32,791
Williams Companies, Inc.	902	31,543
Marathon Oil Corp.	1,015	30,014
Kinder Morgan, Inc.	825	29,304
Baker Hughes, Inc.	634	28,676
Spectra Energy Corp.	943	27,686
Marathon Petroleum Corp.	487	26,585
Valero Energy Corp.	793	25,122
Noble Energy, Inc.	256	23,734
Hess Corp.	428	22,992
Cameron International Corp.*	359	20,129
Pioneer Natural Resources Co.	177	18,479
Ensco plc — Class A	329	17,950
Southwestern Energy Co.*	502	17,460
Range Resources Corp.	234	16,350
FMC Technologies, Inc.*	343	15,881
Murphy Oil Corp.	266	14,282
Chesapeake Energy Corp.	747	14,096
Cabot Oil & Gas Corp.	302	13,560
Noble Corp.	367	13,131
Equities Corp.	215	12,685
CONSOL Energy, Inc.	330	9,917
Denbury Resources, Inc.*	565	9,130
Peabody Energy Corp.	386	8,604
Tesoro Corp.	201	8,422
QEP Resources, Inc.	251	7,947
Helmerich & Payne, Inc.	152	7,237
Sunoco, Inc.	149	6,978
Diamond Offshore Drilling, Inc.	100	6,581
Newfield Exploration Co.*	198	6,201
Rowan Companies plc — Class A*	177	5,977
Nabors Industries Ltd.*	420	5,893
WPX Energy, Inc.*	286	4,745
Alpha Natural Resources, Inc.*	316	2,076
Total Energy		2,095,319
Consumer Discretionary - 5.6%
Comcast Corp. — Class A	3,848	137,643
Walt Disney Co.	2,579	134,830
McDonald's Corp.	1,456	133,587
Amazon.com, Inc.*	518	131,738
Home Depot, Inc.	2,170	131,003
News Corp. — Class A	2,931	71,897
Time Warner, Inc.	1,365	61,875
Target Corp.	938	59,535
Starbucks Corp.	1,098	55,723
Ford Motor Co.	5,494	54,171
NIKE, Inc. — Class B	531	50,397
Lowe's Companies, Inc.	1,642	49,654
TJX Companies, Inc.	1,063	47,611
DIRECTV*	904	47,424
Yum! Brands, Inc.	656	43,519
Priceline.com, Inc.*	69	42,692
Time Warner Cable, Inc.	441	41,921
Viacom, Inc. — Class B	682	36,548
CBS Corp. — Class B	857	31,135
Johnson Controls, Inc.	987	27,044
Carnival Corp.	644	23,468
Coach, Inc.	406	22,744
McGraw-Hill Companies, Inc.	401	21,891
Macy's, Inc.	580	21,820
Discovery Communications, Inc. — Class A*	356	21,228
Bed Bath & Beyond, Inc.*	336	21,168
Ross Stores, Inc.	322	20,801
VF Corp.	125	19,920
Omnicom Group, Inc.	382	19,696
AutoZone, Inc.*	52	19,223
Mattel, Inc.	489	17,350
Limited Brands, Inc.	343	16,896
Starwood Hotels & Resorts Worldwide, Inc.	283	16,403
Dollar Tree, Inc.*	332	16,027
Kohl's Corp.	311	15,929
The Gap, Inc.	429	15,350
Chipotle Mexican Grill, Inc. — Class A*	46	14,607
O'Reilly Automotive, Inc.*	171	14,299
Marriott International, Inc. — Class A	362	14,154
Harley-Davidson, Inc.	327	13,855
Genuine Parts Co.	221	13,488
Ralph Lauren Corp. — Class A	88	13,308
Wynn Resorts Ltd.	114	13,160
Nordstrom, Inc.	220	12,140
Staples, Inc.	981	11,302
BorgWarner, Inc.*	163	11,265
Wyndham Worldwide Corp.	203	10,653
Tiffany & Co.	171	10,581
Darden Restaurants, Inc.	180	10,035
CarMax, Inc.*	331	9,367
Family Dollar Stores, Inc.	140	9,282
Whirlpool Corp.	110	9,120
Lennar Corp. — Class A	237	8,240
DR Horton, Inc.	397	8,194
Newell Rubbermaid, Inc.	418	7,980
Expedia, Inc.	133	7,693
Scripps Networks Interactive, Inc. — Class A	124	7,593
PulteGroup, Inc.*	483	7,487
Fossil, Inc.*	83	7,030
Interpublic Group of Companies, Inc.	628	6,983
H&R Block, Inc.	390	6,759
Best Buy Company, Inc.	383	6,584
Hasbro, Inc.	167	6,374
Gannett Company, Inc.	333	5,911
Urban Outfitters, Inc.*	155	5,822
TripAdvisor, Inc.*	156	5,137
Leggett & Platt, Inc.	205	5,135
International Game Technology	385	5,040
JC Penney Company, Inc.	205	4,979
Cablevision Systems Corp. — Class A	314	4,977
Harman International Industries, Inc.	97	4,478
Goodyear Tire & Rubber Co.*	347	4,230

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 51.3% (continued)
Consumer Discretionary - 5.6% (continued)
Netflix, Inc.*	77	$4,192
Apollo Group, Inc. — Class A*	140	4,067
Abercrombie & Fitch Co. — Class A	114	3,867
GameStop Corp. — Class A	178	3,738
Big Lots, Inc.*	86	2,544
AutoNation, Inc.*	56	2,446
Washington Post Co. — Class B	6	2,178
DeVry, Inc.	80	1,821
Total Consumer Discretionary		2,041,956
Consumer Staples - 5.6%
Procter & Gamble Co.	3,968	275,221
Philip Morris International, Inc.	2,425	218,104
Coca-Cola Co.	5,574	211,423
Wal-Mart Stores, Inc.	2,420	178,596
PepsiCo, Inc.	2,242	158,666
Mondelez International, Inc. — Class A*	2,556	105,690
Altria Group, Inc.	2,930	97,833
CVS Caremark Corp.	1,830	88,608
Colgate-Palmolive Co.	642	68,835
Costco Wholesale Corp.	624	62,478
Kimberly-Clark Corp.	571	48,980
Walgreen Co.	1,238	45,113
General Mills, Inc.	935	37,260
Sysco Corp.	846	26,454
HJ Heinz Co.	464	25,961
Archer-Daniels-Midland Co.	945	25,685
Whole Foods Market, Inc.	247	24,058
Lorillard, Inc.	188	21,893
Estee Lauder Companies, Inc. — Class A	350	21,549
Mead Johnson Nutrition Co. — Class A	293	21,471
Reynolds American, Inc.	470	20,370
Kroger Co.	784	18,455
Kellogg Co.	354	18,288
ConAgra Foods, Inc.	585	16,140
Hershey Co.	222	15,738
Brown-Forman Corp. — Class B	214	13,964
JM Smucker Co.	158	13,640
Clorox Co.	186	13,401
Dr Pepper Snapple Group, Inc.	300	13,359
Beam, Inc.	228	13,119
Coca-Cola Enterprises, Inc.	399	12,477
Monster Beverage Corp.*	224	12,132
McCormick & Company, Inc.	189	11,726
Molson Coors Brewing Co. — Class B	221	9,956
Avon Products, Inc.	622	9,921
Campbell Soup Co.	260	9,053
Constellation Brands, Inc. — Class A*	212	6,858
Tyson Foods, Inc. — Class A	418	6,696
Hormel Foods Corp.	193	5,643
Safeway, Inc.	344	5,535
Dean Foods Co.*	261	4,267
Total Consumer Staples		2,014,616
Industrials - 5.0%
General Electric Co.	15,203	345,259
United Technologies Corp.	1,208	94,574
3M Co.	916	84,657
Caterpillar, Inc.	937	80,619
Union Pacific Corp.	679	80,597
United Parcel Service, Inc. — Class B	1,035	74,076
Boeing Co.	974	67,810
Honeywell International, Inc.	1,119	66,860
Emerson Electric Co.	1,045	50,442
Deere & Co.	564	46,524
Danaher Corp.	836	46,104
Tyco International Ltd.	664	37,357
Illinois Tool Works, Inc.	621	36,931
Lockheed Martin Corp.	389	36,325
FedEx Corp.	420	35,540
Precision Castparts Corp.	204	33,321
General Dynamics Corp.	477	31,539
CSX Corp.	1,498	31,084
Norfolk Southern Corp.	460	29,270
Raytheon Co.	475	27,151
Northrop Grumman Corp.	356	23,649
Cummins, Inc.	255	23,514
Eaton Corp.	483	22,827
PACCAR, Inc.	507	20,293
Waste Management, Inc.	627	20,114
Ingersoll-Rand plc	413	18,511
Stanley Black & Decker, Inc.	242	18,453
Parker Hannifin Corp.	210	17,552
WW Grainger, Inc.	84	17,503
Cooper Industries plc	233	17,489
Fastenal Co.	388	16,680
Roper Industries, Inc.	141	15,494
Dover Corp.	260	15,467
Rockwell Automation, Inc.	203	14,119
Fluor Corp.	240	13,508
CH Robinson Worldwide, Inc.	228	13,349
Republic Services, Inc. — Class A	431	11,857
Stericycle, Inc.*	123	11,134
Rockwell Collins, Inc.	203	10,889
Expeditors International of Washington, Inc.	298	10,835
Textron, Inc.	400	10,468
Pall Corp.	164	10,412
L-3 Communications Holdings, Inc.	136	9,753
Flowserve Corp.	74	9,453
Southwest Airlines Co.	1,070	9,384
Equifax, Inc.	177	8,245
Joy Global, Inc.	147	8,241
Masco Corp.	512	7,706
Jacobs Engineering Group, Inc.*	189	7,641
Quanta Services, Inc.*	306	7,558
Iron Mountain, Inc.	217	7,402
Xylem, Inc.	264	6,640
Cintas Corp.	155	6,425
Snap-on, Inc.	81	5,821
Robert Half International, Inc.	208	5,539
Dun & Bradstreet Corp.	65	5,175
Avery Dennison Corp.	146	4,646
Pitney Bowes, Inc.	288	3,980

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 51.3% (continued)
Industrials - 5.0% (continued)
RR Donnelley & Sons Co.	262	$2,777
Ryder System, Inc.	71	2,773
Total Industrials		1,809,316
Materials - 1.8%
Monsanto Co.	770	70,085
EI du Pont de Nemours & Co.	1,339	67,311
Freeport-McMoRan Copper & Gold, Inc.	1,370	54,225
Dow Chemical Co.	1,723	49,898
Praxair, Inc.	433	44,980
Newmont Mining Corp.	717	40,159
PPG Industries, Inc.	223	25,609
LyondellBasell Industries N.V. — Class A	489	25,261
Air Products & Chemicals, Inc.	304	25,141
Ecolab, Inc.	379	24,563
International Paper Co.	632	22,954
Mosaic Co.	398	22,929
CF Industries Holdings, Inc.	90	20,002
Sherwin-Williams Co.	123	18,316
Nucor Corp.	454	17,370
Alcoa, Inc.	1,540	13,629
Sigma-Aldrich Corp.	177	12,739
Eastman Chemical Co.	217	12,371
FMC Corp.	200	11,076
Ball Corp.	219	9,266
Vulcan Materials Co.	184	8,703
Cliffs Natural Resources, Inc.	209	8,178
Airgas, Inc.	97	7,983
MeadWestvaco Corp.	251	7,681
International Flavors & Fragrances, Inc.	117	6,971
Bemis Company, Inc.	153	4,815
Allegheny Technologies, Inc.	150	4,785
Owens-Illinois, Inc.*	242	4,540
United States Steel Corp.	208	3,967
Sealed Air Corp.	252	3,896
Titanium Metals Corp.	106	1,360
Total Materials		650,763
Utilities - 1.8%
Duke Energy Corp.	1,011	65,513
Southern Co.	1,259	58,027
Dominion Resources, Inc.	825	43,676
Exelon Corp.	1,226	43,621
NextEra Energy, Inc.	607	42,690
American Electric Power Company, Inc.	697	30,626
FirstEnergy Corp.	602	26,548
PG&E Corp.	613	26,157
Consolidated Edison, Inc.	421	25,214
PPL Corp.	835	24,257
Public Service Enterprise Group, Inc.	730	23,491
Edison International	469	21,429
Sempra Energy	324	20,895
Xcel Energy, Inc.	702	19,452
Entergy Corp.	259	17,949
Northeast Utilities	448	17,127
DTE Energy Co.	245	14,685
ONEOK, Inc.	293	14,155
CenterPoint Energy, Inc.	613	13,057
Wisconsin Energy Corp.	327	12,318
Ameren Corp.	349	11,402
NiSource, Inc.	412	10,498
AES Corp.*	894	9,807
SCANA Corp.	185	8,930
CMS Energy Corp.	377	8,878
Pinnacle West Capital Corp.	153	8,078
NRG Energy, Inc.	327	6,995
AGL Resources, Inc.	164	6,709
Pepco Holdings, Inc.	330	6,237
Integrys Energy Group, Inc.	112	5,846
TECO Energy, Inc.	293	5,198
Total Utilities		649,465
Telecommunication Services - 1.7%
AT&T, Inc.	8,306	313,136
Verizon Communications, Inc.	4,099	186,791
CenturyLink, Inc.	894	36,118
Crown Castle International Corp.*	417	26,731
Sprint Nextel Corp.*	4,322	23,857
Windstream Corp.	848	8,573
Frontier Communications Corp.	1,440	7,056
MetroPCS Communications, Inc.*	457	5,351
Total Telecommunication Services		607,613
Total Common Stocks
(Cost $11,011,986)		18,528,811

	Face Amount
REPURCHASE AGREEMENTS††,1 - 47.8%
Credit Suisse Group issued 09/28/12 at 0.12% due 10/01/12[2]	$6,680,549	6,680,549
HSBC Group issued 09/28/12 at 0.17% due 10/01/12	3,537,980	3,537,980
Mizuho Financial Group, Inc. issued 09/28/12 at 0.17% due 10/01/12	3,537,980	3,537,980
Deutsche Bank issued 09/28/12 at 0.12% due 10/01/12	3,537,980	3,537,980
Total Repurchase Agreements
(Cost $17,294,489)		17,294,489
Total Investments - 99.1%
(Cost $28,306,475)		$35,823,300
Other Assets & Liabilities, net - 0.9%		321,799
Total Net Assets - 100.0%		$36,145,099

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
December 2012 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $12,043,500)	168	$(131,628)

Units
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International October 2012 S&P 500 Index Swap, Terminating 10/29/12[3] (Notional Value $8,769,443)	6,087	$45,209
Barclays Bank plc October 2012 S&P 500 Index Swap, Terminating 10/31/12[3] (Notional Value $2,841,663)	1,973	(12,837)
Credit Suisse Capital, LLC October 2012 S&P 500 Index Swap, Terminating 10/31/12[3] (Notional Value $12,044,910)	8,361	(54,024)
(Total Notional Value $23,656,016)		$(21,652)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2012.
[3]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc	Public Limited Company
REIT	Real Estate Investment Trust

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 100.9%
Gold - 65.8%
Barrick Gold Corp.	107,639	$4,495,004
Newmont Mining Corp.	77,551	4,343,631
Goldcorp, Inc.	79,724	3,655,345
Yamana Gold, Inc.[1]	127,990	2,445,889
Agnico-Eagle Mines Ltd.	45,033	2,336,312
Kinross Gold Corp.	221,588	2,262,413
Randgold Resources Ltd. ADR	16,792	2,065,416
Royal Gold, Inc.	20,550	2,052,123
AngloGold Ashanti Ltd. ADR	57,865	2,028,168
Gold Fields Ltd. ADR	139,521	1,792,845
Eldorado Gold Corp.	117,551	1,791,477
Cia de Minas Buenaventura S.A. ADR	38,530	1,501,129
IAMGOLD Corp.	93,255	1,474,362
New Gold, Inc.*	103,116	1,260,078
Allied Nevada Gold Corp.*	29,928	1,168,988
AuRico Gold, Inc.*	149,996	1,046,972
Novagold Resources, Inc.*	185,471	1,038,638
Harmony Gold Mining Company Ltd. ADR	119,874	1,008,140
Franco-Nevada Corp.	14,050	827,967
Gold Resource Corp.	29,040	622,908
Seabridge Gold, Inc.*	31,534	611,760
Total Gold		39,829,565
Precious Metals & Minerals - 20.3%
Silver Wheaton Corp.	76,044	3,019,706
Coeur d'Alene Mines Corp.*	49,255	1,420,022
Pan American Silver Corp.	66,190	1,419,776
Hecla Mining Co.	175,281	1,148,091
Stillwater Mining Co.*	88,835	1,047,365
Silver Standard Resources, Inc.*	53,112	851,385
First Majestic Silver Corp.*	36,660	849,412
Endeavour Silver Corp.*	77,074	769,199
Silvercorp Metals, Inc.	106,463	689,880
McEwen Mining, Inc.*	148,295	680,674
Harry Winston Diamond Corp.*	35,780	423,635
Total Precious Metals & Minerals		12,319,145
Diversified Metals & Mining - 14.8%
Freeport-McMoRan Copper & Gold, Inc.	151,208	5,984,812
Southern Copper Corp.	54,521	1,873,342
Titanium Metals Corp.	85,395	1,095,618
Total Diversified Metals & Mining		8,953,772
Total Common Stocks
(Cost $29,195,119)		61,102,482

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.4%
Credit Suisse Group issued 09/28/12 at 0.12% due 10/01/12	$221,330	221,330
Total Repurchase Agreement
(Cost $221,330)		221,330
SECURITIES LENDING COLLATERAL††,3 - 0.9%
RBS Securities, Inc. issued 09/28/12 at 0.24% due 10/01/12	272,915	272,915
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 09/28/12 at 0.15% due 10/01/12	268,585	268,585
Total Securities Lending Collateral
(Cost $541,500)		541,500
Total Investments - 102.2%
(Cost $29,957,949)		$61,865,312
Other Assets & Liabilities, net - (2.2)%		(1,302,850)
Total Net Assets - 100.0%		$60,562,462

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at September 30, 2012 - See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral - See Note 4 .

ADR	American Depositary Receipt

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 101.2%
Real Estate investment Trusts (REITs) - 95.3%
Specialized REITs - 27.4%
American Tower Corp. — Class A	12,720	$908,080
Public Storage	5,965	830,149
HCP, Inc.	16,626	739,524
Ventas, Inc.	11,689	727,640
Health Care REIT, Inc.	11,463	661,988
Weyerhaeuser Co.	24,069	629,164
Host Hotels & Resorts, Inc.	35,602	571,412
Plum Creek Timber Company, Inc.	10,269	450,193
Rayonier, Inc.	8,433	413,301
Senior Housing Properties Trust	15,217	331,426
Extra Space Storage, Inc.	9,518	316,474
Hospitality Properties Trust	12,144	288,784
Omega Healthcare Investors, Inc.	11,604	263,759
LaSalle Hotel Properties	9,618	256,704
Entertainment Properties Trust	5,309	235,879
DiamondRock Hospitality Co.	23,903	230,186
Healthcare Realty Trust, Inc.	9,680	223,124
Sovran Self Storage, Inc.	3,791	219,309
CubeSmart	16,542	212,896
Sunstone Hotel Investors, Inc.*	18,661	205,271
Potlatch Corp.	5,450	203,667
Medical Properties Trust, Inc.	19,297	201,654
Strategic Hotels & Resorts, Inc.*	30,350	182,404
Total Specialized REITs		9,302,988
Retail REITs - 18.9%
Simon Property Group, Inc.	7,466	1,133,413
General Growth Properties, Inc.	37,114	722,981
Kimco Realty Corp.	23,923	484,919
Macerich Co.	8,075	462,132
Federal Realty Investment Trust	4,104	432,151
Realty Income Corp.[1]	9,707	396,919
DDR Corp.	23,857	366,444
Taubman Centers, Inc.	4,686	359,557
Regency Centers Corp.	7,182	349,979
Weingarten Realty Investors	11,128	312,808
CBL & Associates Properties, Inc.	14,490	309,217
National Retail Properties, Inc.	10,108	308,294
Tanger Factory Outlet Centers	9,186	296,983
Equity One, Inc.	12,811	269,800
Glimcher Realty Trust	19,197	202,912
Total Retail REITs		6,408,509
Residential REITs - 14.8%
Equity Residential	12,383	712,393
AvalonBay Communities, Inc.	4,424	601,620
UDR, Inc.	17,071	423,702
Essex Property Trust, Inc.	2,593	384,386
Camden Property Trust	5,937	382,877
American Campus Communities, Inc.	7,768	340,860
Apartment Investment & Management Co. — Class A	12,739	331,087
BRE Properties, Inc.	6,753	316,648
Home Properties, Inc.	4,685	287,050
Equity Lifestyle Properties, Inc.	4,082	278,066
Mid-America Apartment Communities, Inc.	4,176	272,735
Post Properties, Inc.	5,576	267,425
Colonial Properties Trust	10,992	231,382
Education Realty Trust, Inc.	17,220	187,698
Total Residential REITs		5,017,929
Office REITs - 14.0%
Boston Properties, Inc.	6,103	675,052
Digital Realty Trust, Inc.	7,142	498,869
SL Green Realty Corp.	5,623	450,234
Alexandria Real Estate Equities, Inc.	4,835	355,469
Douglas Emmett, Inc.	13,139	303,117
Kilroy Realty Corp.	6,670	298,683
Piedmont Office Realty Trust, Inc. — Class A	16,550	286,977
BioMed Realty Trust, Inc.	15,279	286,023
Highwoods Properties, Inc.	8,230	268,463
Mack-Cali Realty Corp.	9,672	257,275
Brandywine Realty Trust	18,395	224,235
Corporate Office Properties Trust	9,193	220,356
DuPont Fabros Technology, Inc.	8,484	214,221
Lexington Realty Trust	21,161	204,415
CommonWealth REIT	12,764	185,844
Total Office REITs		4,729,233
Mortgage REITs - 11.6%
Annaly Capital Management, Inc.	40,342	679,358
American Capital Agency Corp.	16,788	580,697
Two Harbors Investment Corp.	26,290	308,908
MFA Financial, Inc.	34,994	297,449
Hatteras Financial Corp.	9,841	277,418
Starwood Property Trust, Inc.	11,784	274,214
ARMOUR Residential REIT, Inc.	34,000	260,440
Invesco Mortgage Capital, Inc.	12,769	257,040
CYS Investments, Inc.	18,155	255,804
PennyMac Mortgage Investment Trust	8,580	200,515
Capstead Mortgage Corp.	14,050	189,535
Newcastle Investment Corp.	24,940	187,798
American Capital Mortgage Investment Corp.	6,310	158,570
Total Mortgage REITs		3,927,746
Diversified REITs - 5.3%
Vornado Realty Trust	8,086	655,370
Liberty Property Trust	9,518	344,932
Duke Realty Corp.	22,626	332,602
American Realty Capital Trust, Inc.	19,760	231,785
Washington Real Estate Investment Trust	8,296	222,499
Total Diversified REITs		1,787,188
Industrial REITs - 3.3%
Prologis, Inc.	19,447	681,229
DCT Industrial Trust, Inc.	34,390	222,503
EastGroup Properties, Inc.	3,904	207,693
Total Industrial REITs		1,111,425
Total Real Estate Investment Trusts (REITs)		32,285,018

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 101.2% (continued)
Real Estate Management & Development - 5.9%
Real Estate Services - 2.6%
CBRE Group, Inc. — Class A*	22,056	$406,051
Jones Lang LaSalle, Inc.	3,889	296,925
Zillow, Inc. — Class A*,1	4,520	190,654
Total Real Estate Services		893,630
Real Estate Operating Companies - 1.8%
Brookfield Office Properties, Inc.	19,450	322,092
Forest City Enterprises, Inc. — Class A*	17,452	276,614
Total Real Estate Operating Companies		598,706
Diversified Real Estate Activities - 1.5%
Brookfield Asset Management, Inc. — Class A	8,700	300,237
St. Joe Co.*	11,272	219,804
Total Diversified Real Estate Activities		520,041
Total Real Estate Management & Development		2,012,377
Total Common Stocks
(Cost $25,774,612)		34,297,395

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.3%
Credit Suisse Group issued 09/28/12 at 0.12% due 10/01/12	$112,793	112,793
Total Repurchase Agreement
(Cost $112,793)		112,793
SECURITIES LENDING COLLATERAL††,3 - 0.9%
RBS Securities, Inc. issued 09/28/12 at 0.24% due 10/01/12	145,772	145,772
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 09/28/12 at 0.15% due 10/01/12	143,458	143,458
Total Securities Lending Collateral
(Cost $289,230)		289,230
Total Investments - 102.4%
(Cost $26,176,635)		$34,699,418
Other Assets & Liabilities, net - (2.4)%		(813,645)
Total Net Assets - 100.0%		$33,885,773

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at September 30, 2012 - See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral - See Note 4.

REIT	Real Estate Investment Trust

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 102.2%
Apparel Retail - 20.7%
TJX Companies, Inc.	6,016	$269,457
The Gap, Inc.	5,352	191,495
Ross Stores, Inc.	2,732	176,487
Limited Brands, Inc.	3,475	171,179
Urban Outfitters, Inc.*	2,860	107,422
Foot Locker, Inc.	2,989	106,110
American Eagle Outfitters, Inc.	4,246	89,506
Ascena Retail Group, Inc.*	3,954	84,813
DSW, Inc. — Class A	1,217	81,198
Chico's FAS, Inc.	4,375	79,231
Abercrombie & Fitch Co. — Class A	2,154	73,064
Buckle, Inc.	1,504	68,327
Guess?, Inc.	2,613	66,422
ANN, Inc.*	1,613	60,858
Men's Wearhouse, Inc.	1,751	60,287
Genesco, Inc.*	880	58,722
Children's Place Retail Stores, Inc.*	929	55,740
Francesca's Holdings Corp.*	1,780	54,699
Collective Brands, Inc.*	2,492	54,101
Jos. A. Bank Clothiers, Inc.*	1,096	53,134
Express, Inc.*	3,410	50,536
Finish Line, Inc. — Class A	2,187	49,732
Aeropostale, Inc.*	3,491	47,233
Zumiez, Inc.*	1,570	43,536
Total Apparel Retail		2,153,289
Specialty Stores - 11.9%
Tiffany & Co.	2,075	128,400
PetSmart, Inc.	1,847	127,406
Staples, Inc.	10,967	126,340
Tractor Supply Co.	1,261	124,700
Dick's Sporting Goods, Inc.	2,236	115,937
Ulta Salon Cosmetics & Fragrance, Inc.	1,190	114,603
Sally Beauty Holdings, Inc.*	3,829	96,070
GNC Holdings, Inc. — Class A	2,430	94,697
Cabela's, Inc.*	1,658	90,659
Signet Jewelers Ltd.	1,366	66,606
Vitamin Shoppe, Inc.*	1,050	61,236
Hibbett Sports, Inc.*	970	57,667
OfficeMax, Inc.	4,760	37,176
Total Specialty Stores		1,241,497
Internet Retail - 11.5%
Amazon.com, Inc.*	1,950	495,952
Priceline.com, Inc.*	415	256,773
Expedia, Inc.	2,197	127,074
TripAdvisor, Inc.*	2,967	97,703
Groupon, Inc. — Class A*,1	19,545	93,034
Netflix, Inc.*	1,422	77,414
Shutterfly, Inc.*	1,530	47,614
Total Internet Retail		1,195,564
Hypermarkets & Super Centers - 10.6%
Wal-Mart Stores, Inc.	9,929	732,760
Costco Wholesale Corp.	3,044	304,781
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,440	64,958
Total Hypermarkets & Super Centers		1,102,499
Department Stores - 8.2%
Macy's, Inc.	4,754	178,846
Kohl's Corp.	3,120	159,806
Nordstrom, Inc.	2,786	153,731
Sears Holdings Corp.*	1,977	109,704
JC Penney Company, Inc.	4,309	104,666
Dillard's, Inc. — Class A	1,157	83,674
Saks, Inc.*	5,500	56,705
Total Department Stores		847,132
General Merchandise Stores - 8.1%
Target Corp.	4,681	297,103
Dollar General Corp.*	3,722	191,832
Dollar Tree, Inc.*	3,214	155,156
Family Dollar Stores, Inc.	2,000	132,600
Big Lots, Inc.*	2,050	60,639
Total General Merchandise Stores		837,330
Home Improvement Retail - 7.5%
Home Depot, Inc.	7,419	447,885
Lowe's Companies, Inc.	9,129	276,061
Lumber Liquidators Holdings, Inc.*	1,060	53,721
Total Home Improvement Retail		777,667
Automotive Retail - 6.8%
AutoZone, Inc.*	470	173,746
O'Reilly Automotive, Inc.*	1,742	145,666
CarMax, Inc.*	4,106	116,200
AutoNation, Inc.*	2,444	106,729
Advance Auto Parts, Inc.	1,525	104,371
Group 1 Automotive, Inc.	910	54,809
Total Automotive Retail		701,521
Drug Retail - 6.2%
CVS Caremark Corp.	7,641	369,977
Walgreen Co.	7,675	279,677
Total Drug Retail		649,654
Homefurnishing Retail - 4.5%
Bed Bath & Beyond, Inc.*	2,868	180,684
Williams-Sonoma, Inc.	2,203	96,866
Aaron's, Inc.	2,409	66,994
Pier 1 Imports, Inc.	3,447	64,597
Select Comfort Corp.*	1,893	59,724
Total Homefurnishing Retail		468,865
Distributors - 2.4%
Genuine Parts Co.	2,341	142,871
LKQ Corp.*	5,830	107,855
Total Distributors		250,726
Computer & Electronics Retail - 2.4%
Best Buy Company, Inc.	6,425	110,446
GameStop Corp. — Class A1	3,425	71,925
Rent-A-Center, Inc. — Class A	1,849	64,863
Total Computer & Electronics Retail		247,234
Catalog Retail - 1.4%
Liberty Interactive Corp. — Class A*	7,911	146,354
Total Common Stocks
(Cost $6,178,263)		10,619,332

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
RIGHTS† - 0.0%
Liberty Ventures
Expires 08/09/13*	147	$1,990
Total Rights
(Cost $–)		1,990

	Face
	Amount
REPURCHASE AGREEMENT††,2 - 0.6%
Credit Suisse Group
issued 09/28/12 at 0.12%
due 10/01/12	$59,409	59,409
Total Repurchase Agreement
(Cost $59,409)		59,409
SECURITIES LENDING COLLATERAL††,3 - 0.9%
RBS Securities, Inc.
issued 09/28/12 at 0.24%
due 10/01/12	48,812	48,812
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 09/28/12 at 0.15%
due 10/01/12	48,038	48,038
Total Securities Lending Collateral
(Cost $96,850)		96,850
Total Investments - 103.7%
(Cost $6,334,522)		$10,777,581
Other Assets & Liabilities, net - (3.7)%		(382,833)
Total Net Assets - 100.0%		$10,394,748

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at September 30, 2012 - See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral - See Note 4.

ADR	American Depositary Receipt

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 62.5%
Financials - 13.4%
Ocwen Financial Corp.*	655	$17,953
Two Harbors Investment Corp.	1,496	17,577
Starwood Property Trust, Inc.	712	16,568
Omega Healthcare Investors, Inc.	650	14,774
Highwoods Properties, Inc.	448	14,614
Hancock Holding Co.	471	14,576
Invesco Mortgage Capital, Inc.	705	14,192
First American Financial Corp.	648	14,042
LaSalle Hotel Properties	523	13,958
Entertainment Properties Trust	290	12,884
Alterra Capital Holdings Ltd.	526	12,593
CNO Financial Group, Inc.	1,300	12,545
Prosperity Bancshares, Inc.	291	12,401
RLJ Lodging Trust	653	12,348
Susquehanna Bancshares, Inc.	1,153	12,059
Texas Capital Bancshares, Inc.*	237	11,780
CYS Investments, Inc.	823	11,596
American Realty Capital Trust, Inc.	970	11,378
Colonial Properties Trust	538	11,324
Stifel Financial Corp.*	329	11,055
DiamondRock Hospitality Co.	1,147	11,046
Healthcare Realty Trust, Inc.	476	10,972
Washington Real Estate Investment Trust	408	10,943
Webster Financial Corp.	442	10,475
Sovran Self Storage, Inc.	181	10,471
FirstMerit Corp.	676	9,957
Prospect Capital Corp.	859	9,897
Apollo Investment Corp.	1,246	9,807
DCT Industrial Trust, Inc.	1,509	9,763
UMB Financial Corp.	200	9,736
Trustmark Corp.	399	9,712
CubeSmart	750	9,653
FNB Corp.	856	9,596
ARMOUR Residential REIT, Inc.	1,245	9,537
DuPont Fabros Technology, Inc.	373	9,418
Greenhill & Company, Inc.	180	9,316
Potlatch Corp.	248	9,268
Sunstone Hotel Investors, Inc.*	834	9,174
EastGroup Properties, Inc.	171	9,097
Glimcher Realty Trust	854	9,027
RLI Corp.	132	8,799
Umpqua Holdings Corp.	681	8,778
Platinum Underwriters Holdings Ltd.	214	8,746
Medical Properties Trust, Inc.	830	8,674
Wintrust Financial Corp.	227	8,528
BancorpSouth, Inc.	574	8,461
Cathay General Bancorp	484	8,354
IBERIABANK Corp.	181	8,290
First Cash Financial Services, Inc.*	179	8,235
Primerica, Inc.	287	8,220
Pebblebrook Hotel Trust	347	8,116
Old National Bancorp	584	7,948
Westamerica Bancorporation	167	7,857
Capstead Mortgage Corp.	571	7,703
United Bankshares, Inc.	309	7,697
PS Business Parks, Inc.	113	7,551
National Health Investors, Inc.	146	7,510
Northwest Bancshares, Inc.	603	7,374
First Industrial Realty Trust, Inc.*	547	7,187
Equity One, Inc.	337	7,097
MarketAxess Holdings, Inc.	224	7,079
Cash America International, Inc.	183	7,058
Sun Communities, Inc.	159	7,015
Lexington Realty Trust	725	7,004
PHH Corp.*	344	7,001
First Financial Bankshares, Inc.	194	6,990
Redwood Trust, Inc.	479	6,926
National Penn Bancshares, Inc.	760	6,924
Glacier Bancorp, Inc.	439	6,840
Financial Engines, Inc.*	286	6,815
EZCORP, Inc. — Class A*	296	6,787
Community Bank System, Inc.	240	6,766
Montpelier Re Holdings Ltd.	305	6,750
MB Financial, Inc.	339	6,695
Acadia Realty Trust	268	6,653
Strategic Hotels & Resorts, Inc.*	1,106	6,647
Walter Investment Management Corp.*	176	6,514
CVB Financial Corp.	536	6,400
Selective Insurance Group, Inc.	336	6,381
Education Realty Trust, Inc.	585	6,377
International Bancshares Corp.	328	6,248
Bank of the Ozarks, Inc.	177	6,101
First Financial Bancorp	360	6,088
BBCN Bancorp, Inc.*	479	6,040
LTC Properties, Inc.	189	6,020
PennyMac Mortgage Investment Trust	256	5,983
PrivateBancorp, Inc. — Class A	372	5,948
Symetra Financial Corp.	474	5,830
Provident Financial Services, Inc.	365	5,763
Anworth Mortgage Asset Corp.	842	5,726
First Midwest Bancorp, Inc.	454	5,698
American Capital Mortgage Investment Corp.	223	5,604
Fifth Street Finance Corp.	505	5,545
American Assets Trust, Inc.	205	5,492
Pennsylvania Real Estate Investment Trust	339	5,377
Solar Capital Ltd.	229	5,248
Astoria Financial Corp.	530	5,236
Government Properties Income Trust	223	5,218
NorthStar Realty Finance Corp.	819	5,209
Hersha Hospitality Trust — Class A	1,058	5,184
Main Street Capital Corp.	173	5,105
Argo Group International Holdings Ltd.	156	5,053
Investors Bancorp, Inc.*	274	4,998
Park National Corp.	70	4,901
Franklin Street Properties Corp.	441	4,882
Citizens Republic Bancorp, Inc.*	250	4,838
Evercore Partners, Inc. — Class A	174	4,698

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 62.5% (continued)
Financials - 13.4% (continued)
Boston Private Financial Holdings, Inc.	482	$4,622
World Acceptance Corp.*	68	4,587
Sabra Health Care REIT, Inc.	229	4,582
DFC Global Corp.*	267	4,579
Associated Estates Realty Corp.	301	4,563
First Commonwealth Financial Corp.	646	4,554
NBT Bancorp, Inc.	206	4,546
Home BancShares, Inc.	133	4,534
CreXus Investment Corp.	414	4,475
Columbia Banking System, Inc.	240	4,450
Cousins Properties, Inc.	560	4,446
Horace Mann Educators Corp.	244	4,419
Triangle Capital Corp.	172	4,414
Western Alliance Bancorporation*	431	4,396
Investors Real Estate Trust	528	4,367
Infinity Property & Casualty Corp.	72	4,348
BlackRock Kelso Capital Corp.	447	4,345
Greenlight Capital Re Ltd. — Class A*	175	4,331
American Equity Investment Life Holding Co.	369	4,291
Amtrust Financial Services, Inc.	167	4,284
iStar Financial, Inc.*	517	4,281
PacWest Bancorp	183	4,277
National Financial Partners Corp.*	253	4,275
Alexander's, Inc.	10	4,275
Oritani Financial Corp.	279	4,199
Enstar Group Ltd.*	42	4,185
Chemical Financial Corp.	172	4,162
Tower Group, Inc.	214	4,149
Pinnacle Financial Partners, Inc.*	213	4,115
Hudson Pacific Properties, Inc.	221	4,089
Retail Opportunity Investments Corp.	313	4,028
First Potomac Realty Trust	310	3,992
ViewPoint Financial Group, Inc.	208	3,987
Nationstar Mortgage Holdings, Inc.*	120	3,982
Chesapeake Lodging Trust	200	3,974
Colony Financial, Inc.	203	3,954
Independent Bank Corp.	131	3,942
Inland Real Estate Corp.	473	3,902
Banco Latinoamericano de Comercio Exterior S.A. — Class E	176	3,888
Credit Acceptance Corp.*	44	3,762
Brookline Bancorp, Inc.	424	3,740
Sterling Financial Corp.	166	3,697
PennantPark Investment Corp.	344	3,650
SCBT Financial Corp.	90	3,625
Virtus Investment Partners, Inc.*	42	3,612
FelCor Lodging Trust, Inc.*	762	3,612
Employers Holdings, Inc.	196	3,593
Dynex Capital, Inc.	334	3,591
Radian Group, Inc.	819	3,554
Forestar Group, Inc.*	213	3,548
Ramco-Gershenson Properties Trust	282	3,533
Safety Insurance Group, Inc.	77	3,533
Coresite Realty Corp.	129	3,475
Nelnet, Inc. — Class A	146	3,466
KBW, Inc.	208	3,426
Kennedy-Wilson Holdings, Inc.	243	3,395
Hercules Technology Growth Capital, Inc.	308	3,391
Universal Health Realty Income Trust	73	3,357
TrustCo Bank Corp. NY	577	3,300
Apollo Residential Mortgage, Inc.	149	3,284
State Bank Financial Corp.	198	3,265
Cohen & Steers, Inc.	109	3,229
PICO Holdings, Inc.*	140	3,195
United Fire Group, Inc.	126	3,165
City Holding Co.	88	3,154
Hilltop Holdings, Inc.*	245	3,114
Navigators Group, Inc.*	63	3,101
Berkshire Hills Bancorp, Inc.	135	3,089
S&T Bancorp, Inc.	175	3,082
Renasant Corp.	157	3,078
AMERISAFE, Inc.*	113	3,067
Resource Capital Corp.	520	3,058
Flushing Financial Corp.	191	3,018
Community Trust Bancorp, Inc.	84	2,985
Banner Corp.	110	2,981
BGC Partners, Inc. — Class A	607	2,974
WesBanco, Inc.	143	2,962
HFF, Inc. — Class A*	197	2,936
Urstadt Biddle Properties, Inc. — Class A	141	2,852
Sandy Spring Bancorp, Inc.	146	2,811
Monmouth Real Estate Investment Corp. — Class A	250	2,798
Lakeland Financial Corp.	101	2,788
Flagstone Reinsurance Holdings S.A.	324	2,783
Getty Realty Corp.	155	2,782
Ashford Hospitality Trust, Inc.	329	2,764
Dime Community Bancshares, Inc.	190	2,744
Maiden Holdings Ltd.	305	2,711
Simmons First National Corp. — Class A	110	2,679
Tompkins Financial Corp.	66	2,674
Oriental Financial Group, Inc.	253	2,662
West Coast Bancorp*	117	2,635
Cardinal Financial Corp.	184	2,631
Piper Jaffray Cos.*	103	2,621
First Merchants Corp.	171	2,567
Duff & Phelps Corp. — Class A	187	2,545
Citizens, Inc.*	237	2,486
Heartland Financial USA, Inc.	90	2,454
Hanmi Financial Corp.*	191	2,447
TowneBank	159	2,437
Washington Trust Bancorp, Inc.	92	2,417
Wilshire Bancorp, Inc.*	383	2,413
WisdomTree Investments, Inc.*	360	2,412
Tejon Ranch Co.*	80	2,404

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 62.5% (continued)
Financials - 13.4% (continued)
Meadowbrook Insurance Group, Inc.	312	$2,399
TICC Capital Corp.	229	2,382
Excel Trust, Inc.	208	2,375
Epoch Holding Corp.	102	2,356
Campus Crest Communities, Inc.	218	2,354
ICG Group, Inc.*	228	2,316
STAG Industrial, Inc.	142	2,309
Stewart Information Services Corp.	114	2,296
AG Mortgage Investment Trust, Inc.	95	2,292
eHealth, Inc.*	121	2,271
Southside Bancshares, Inc.	102	2,225
Saul Centers, Inc.	50	2,220
First Busey Corp.	453	2,211
GAMCO Investors, Inc. — Class A	44	2,189
United Community Banks, Inc.*	256	2,148
MCG Capital Corp.	465	2,144
CapLease, Inc.	413	2,135
FBL Financial Group, Inc. — Class A	64	2,125
Investment Technology Group, Inc.*	242	2,105
Rockville Financial, Inc.	171	2,095
First Financial Corp.	66	2,068
Safeguard Scientifics, Inc.*	130	2,040
Rouse Properties, Inc.	140	2,009
Great Southern Bancorp, Inc.	64	1,978
Union First Market Bankshares Corp.	127	1,976
Provident New York Bancorp	209	1,967
1st Source Corp.	88	1,960
Univest Corporation of Pennsylvania	108	1,944
Apollo Commercial Real Estate Finance, Inc.	112	1,942
Beneficial Mutual Bancorp, Inc.*	203	1,941
Winthrop Realty Trust	179	1,930
EverBank Financial Corp.	140	1,928
Cedar Realty Trust, Inc.	362	1,911
First BanCorp*	430	1,901
NewStar Financial, Inc.*	158	1,894
BancFirst Corp.	44	1,890
Central Pacific Financial Corp.*	131	1,873
Netspend Holdings, Inc.*	190	1,868
Presidential Life Corp.	134	1,867
WSFS Financial Corp.	45	1,858
MVC Capital, Inc.	145	1,856
Sterling Bancorp	187	1,855
OneBeacon Insurance Group Ltd. — Class A	137	1,841
Green Dot Corp. — Class A*	150	1,835
Ameris Bancorp*	145	1,826
Camden National Corp.	49	1,815
German American Bancorp, Inc.	75	1,809
StellarOne Corp.	137	1,803
Bancorp, Inc.*	173	1,777
MGIC Investment Corp.*	1,155	1,767
Agree Realty Corp.	69	1,759
SY Bancorp, Inc.	74	1,751
Taylor Capital Group, Inc.*	102	1,746
Kite Realty Group Trust	341	1,739
Eagle Bancorp, Inc.*	104	1,739
National Western Life Insurance Co. — Class A	12	1,719
Lakeland Bancorp, Inc.	164	1,697
Hudson Valley Holding Corp.	99	1,688
Capital Southwest Corp.	15	1,679
Trico Bancshares	100	1,653
Centerstate Banks, Inc.	184	1,641
RAIT Financial Trust	309	1,622
Knight Capital Group, Inc. — Class A*	599	1,605
BofI Holding, Inc.*	61	1,589
Summit Hotel Properties, Inc.	186	1,588
Arrow Financial Corp.	63	1,581
Bank of Marin Bancorp	37	1,573
First of Long Island Corp.	51	1,571
Bryn Mawr Bank Corp.	70	1,571
Federal Agricultural Mortgage Corp. — Class C	61	1,570
Citizens & Northern Corp.	80	1,569
Territorial Bancorp, Inc.	68	1,561
Global Indemnity plc — Class A*	71	1,553
Financial Institutions, Inc.	83	1,547
First Community Bancshares, Inc.	101	1,541
MainSource Financial Group, Inc.	120	1,541
International. FCStone, Inc.*	80	1,525
OmniAmerican Bancorp, Inc.*	67	1,523
First Connecticut Bancorp, Inc.	111	1,500
Westwood Holdings Group, Inc.	38	1,482
Select Income REIT	60	1,477
Franklin Financial Corp.*	86	1,467
Peoples Bancorp, Inc.	64	1,465
CoBiz Financial, Inc.	209	1,463
National Bankshares, Inc.	44	1,461
Baldwin & Lyons, Inc. — Class B	61	1,459
Enterprise Financial Services Corp.	107	1,455
Cowen Group, Inc. — Class A*	536	1,447
Medley Capital Corp.	102	1,435
Virginia Commerce Bancorp, Inc.*	164	1,435
Pacific Capital Bancorp*	31	1,423
First Interstate Bancsystem, Inc. — Class A	95	1,421
Calamos Asset Management, Inc. — Class A	122	1,420
Home Loan Servicing Solutions Ltd.	87	1,415
Golub Capital BDC, Inc.	89	1,415
Northfield Bancorp, Inc.	88	1,410
State Auto Financial Corp.	86	1,410
Heritage Financial Corp.	92	1,383
SeaBright Holdings, Inc.	125	1,375
Terreno Realty Corp.	87	1,375
Washington Banking Co.	97	1,374
GFI Group, Inc.	424	1,348

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 62.5% (continued)
Financials - 13.4% (continued)
FXCM, Inc. — Class A	140	$1,337
Southwest Bancorp, Inc.*	123	1,335
United Financial Bancorp, Inc.	92	1,331
CNB Financial Corp.	75	1,313
Republic Bancorp, Inc. — Class A	59	1,295
Arlington Asset Investment Corp. — Class A	54	1,288
Medallion Financial Corp.	109	1,287
One Liberty Properties, Inc.	69	1,287
Bank Mutual Corp.	281	1,279
OceanFirst Financial Corp.	86	1,262
First Financial Holdings, Inc.	97	1,260
Bridge Bancorp, Inc.	54	1,259
Parkway Properties, Inc.	94	1,257
Alliance Financial Corp.	31	1,247
Gladstone Commercial Corp.	68	1,242
Westfield Financial, Inc.	161	1,206
KCAP Financial, Inc.	130	1,204
Fox Chase Bancorp, Inc.	77	1,203
1st United Bancorp, Inc.*	184	1,187
Thomas Properties Group, Inc.	200	1,164
Chatham Lodging Trust	83	1,152
BankFinancial Corp.	131	1,151
Gladstone Capital Corp.	131	1,146
Home Federal Bancorp, Inc.	101	1,143
HomeStreet, Inc.*	30	1,142
Metro Bancorp, Inc.*	90	1,140
Bank of Kentucky Financial Corp.	41	1,137
American National Bankshares, Inc.	50	1,130
Marlin Business Services Corp.	53	1,124
Walker & Dunlop, Inc.*	73	1,122
West Bancorporation, Inc.	93	1,121
Western Asset Mortgage Capital Corp.	50	1,110
National Interstate Corp.	43	1,109
SWS Group, Inc.*	178	1,088
Gyrodyne Company of America, Inc.*	10	1,086
American Safety Insurance Holdings Ltd.*	58	1,084
Phoenix Companies, Inc.*	35	1,073
Gladstone Investment Corp.	137	1,071
MetroCorp Bancshares, Inc.*	100	1,059
Solar Senior Capital Ltd.	58	1,039
First Bancorp	90	1,038
Pacific Continental Corp.	116	1,036
GSV Capital Corp.*	120	1,036
Ames National Corp.	49	1,021
Oppenheimer Holdings, Inc. — Class A	64	1,021
Park Sterling Corp.*	205	1,013
THL Credit, Inc.	72	1,010
Mission West Properties, Inc.	116	1,009
First Defiance Financial Corp.	58	1,001
First Bancorp, Inc.	57	1,000
Diamond Hill Investment Group, Inc.	13	997
Preferred Bank/Los Angeles CA*	70	993
Manning & Napier, Inc. — Class A	81	987
Fidus Investment Corp.	59	985
First California Financial Group, Inc.*	140	974
NGP Capital Resources Co.	129	962
Kearny Financial Corp.	98	955
Guaranty Bancorp*	470	949
UMH Properties, Inc.	79	946
Homeowners Choice, Inc.	40	940
Meridian Interstate Bancorp, Inc.*	55	908
ESB Financial Corp.	65	907
Sierra Bancorp	74	907
Kaiser Federal Financial Group, Inc.	60	905
Penns Woods Bancorp, Inc.	20	887
Heritage Commerce Corp.*	127	881
First Pactrust Bancorp, Inc.	70	876
AV Homes, Inc.*	59	876
MidSouth Bancorp, Inc.	54	874
Center Bancorp, Inc.	73	870
Bridge Capital Holdings*	56	866
MidWestOne Financial Group, Inc.	40	862
Mercantile Bank Corp.*	50	857
Ares Commercial Real Estate Corp.	50	853
Provident Financial Holdings, Inc.	60	853
Suffolk Bancorp*	58	850
New York Mortgage Trust, Inc.	120	846
Whitestone REIT — Class B	64	845
Gramercy Capital Corporation*	280	843
Ladenburg Thalmann Financial Services, Inc.*	634	837
New Mountain Finance Corp.	56	830
SI Financial Group, Inc.	70	820
Peapack Gladstone Financial Corp.	50	817
Sun Bancorp, Inc.*	242	816
Kansas City Life Insurance Co.	21	809
Northrim BanCorp, Inc.	40	806
First Financial Northwest, Inc.*	100	805
Merchants Bancshares, Inc.	27	798
C&F Financial Corp.	20	787
Crawford & Co. — Class B	157	787
Farmers National Banc Corp.	120	775
Consolidated-Tomoka Land Co.	23	756
Nicholas Financial, Inc.	58	749
NASB Financial, Inc.*	30	745
Doral Financial Corp.*	786	739
Harris & Harris Group, Inc.*	194	735
Hallmark Financial Services*	90	733
Capital City Bank Group, Inc.	68	724
Home Bancorp, Inc.*	40	720
Seacoast Banking Corporation of Florida*	451	717
Bar Harbor Bankshares	20	715
FNB United Corp.*	60	713
FBR & Co.*	227	701
Peoples Federal Bancshares, Inc.	40	691
Heritage Oaks Bancorp*	120	691

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 62.5% (continued)
Financials - 13.4% (continued)
Access National Corp.	50	$683
Zillow, Inc. — Class A*	16	675
Donegal Group, Inc. — Class A	48	674
Eastern Insurance Holdings, Inc.	40	671
Heritage Financial Group, Inc.	50	657
Investors Title Co.	10	652
Horizon Technology Finance Corp.	40	646
BSB Bancorp, Inc.*	50	645
Hingham Institution for Savings	10	644
TCP Capital Corp.	40	638
Cape Bancorp, Inc.*	68	636
EMC Insurance Group, Inc.	30	630
Tree.com, Inc.*	40	627
Enterprise Bancorp, Inc.	36	615
ESSA Bancorp, Inc.	58	603
Fidelity Southern Corp.	61	577
Artio Global Investors, Inc. — Class A	193	575
Century Bancorp, Inc. — Class A	18	575
Horizon Bancorp	20	572
JMP Group, Inc.	101	554
Clifton Savings Bancorp, Inc.	50	550
Independence Holding Co.	53	534
Middleburg Financial Corp.	30	533
Regional Management Corp.*	30	518
Resource America, Inc. — Class A	70	479
Gain Capital Holdings, Inc.	95	468
Universal Insurance Holdings, Inc.	119	458
Pacific Mercantile Bancorp*	70	458
MicroFinancial, Inc.	50	458
Charter Financial Corp.	45	439
Roma Financial Corp.	49	436
First Marblehead Corp.*	354	372
California First National Bancorp	19	350
Fortegra Financial Corp.*	44	349
Capital Bank Financial Corp. — Class A*	19	334
CIFC Corp.*	44	322
Pzena Investment Management, Inc. — Class A	58	302
Waterstone Financial, Inc.*	50	260
Berkshire Bancorp, Inc.*	30	247
Cascade Bancorp*	42	222
First Federal Bancshares of Arkansas, Inc.*	20	195
Crescent Financial Bancshares, Inc.*	20	91
Total Financials		1,580,046
Information Technology - 10.7%
Ultimate Software Group, Inc.*	166	16,950
Wright Express Corp.*	242	16,873
Parametric Technology Corp.*	735	16,024
CommVault Systems, Inc.*	269	15,790
Aruba Networks, Inc.*	685	15,401
Cirrus Logic, Inc.*	391	15,010
Aspen Technology, Inc.*	576	14,891
CoStar Group, Inc.*	168	13,699
FEI Co.	237	12,679
MAXIMUS, Inc.	209	12,482
QLIK Technologies, Inc.*	520	11,653
Convergys Corp.	718	11,251
Microsemi Corp.*	545	10,938
Hittite Microwave Corp.*	190	10,539
ACI Worldwide, Inc.*	248	10,480
InterDigital, Inc.	274	10,215
Semtech Corp.*	405	10,186
Cavium, Inc.*	300	9,999
Anixter International, Inc.	169	9,711
Quest Software, Inc.*	346	9,688
Cymer, Inc.*	189	9,650
OSI Systems, Inc.*	122	9,497
j2 Global, Inc.	286	9,387
Plantronics, Inc.	265	9,362
Fair Isaac Corp.	211	9,339
3D Systems Corp.*	283	9,296
Cognex Corp.	259	8,956
Arris Group, Inc.*	697	8,915
NETGEAR, Inc.*	233	8,887
Sourcefire, Inc.*	181	8,874
Mentor Graphics Corp.*	572	8,855
ViaSat, Inc.*	232	8,672
Acxiom Corp.*	466	8,514
Universal Display Corp.*	246	8,458
ValueClick, Inc.*	491	8,440
CACI International, Inc. — Class A*	161	8,338
Tyler Technologies, Inc.*	189	8,320
Progress Software Corp.*	388	8,299
Ciena Corp.*	610	8,296
MKS Instruments, Inc.	324	8,259
Comverse Technology, Inc.*	1,340	8,241
JDA Software Group, Inc.*	258	8,199
First Solar, Inc.*	370	8,193
Cardtronics, Inc.*	274	8,160
Sapient Corp.*	757	8,070
Finisar Corp.*	562	8,037
TiVo, Inc.*	767	8,000
Tellabs, Inc.	2,240	7,930
VistaPrint N.V.*	230	7,855
Kenexa Corp.*	167	7,654
Heartland Payment Systems, Inc.	234	7,413
Littelfuse, Inc.	130	7,350
DealerTrack Holdings, Inc.*	256	7,130
Stratasys, Inc.*	131	7,127
BroadSoft, Inc.*	172	7,055
Veeco Instruments, Inc.*	235	7,055
Manhattan Associates, Inc.*	123	7,044
Liquidity Services, Inc.*	140	7,029
International Rectifier Corp.*	420	7,010
QLogic Corp.*	600	6,852
Entegris, Inc.*	841	6,837
Intersil Corp. — Class A	780	6,825
RF Micro Devices, Inc.*	1,705	6,735
ADTRAN, Inc.	387	6,687
Coherent, Inc.*	144	6,604
Blackbaud, Inc.	275	6,578
VirnetX Holding Corp.*	257	6,536

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 62.5% (continued)
Information Technology - 10.7% (continued)
MicroStrategy, Inc. — Class A*	48	$6,435
Plexus Corp.*	212	6,421
Cornerstone OnDemand, Inc.*	206	6,316
LivePerson, Inc.*	332	6,013
NIC, Inc.	393	5,816
OpenTable, Inc.*	139	5,782
Euronet Worldwide, Inc.*	306	5,750
Syntel, Inc.	92	5,742
NetScout Systems, Inc.*	224	5,714
Unisys Corp.*	270	5,621
ScanSource, Inc.*	172	5,507
Monster Worldwide, Inc.*	740	5,424
SYNNEX Corp.*	166	5,408
Benchmark Electronics, Inc.*	354	5,406
SS&C Technologies Holdings, Inc.*	212	5,345
MTS Systems Corp.	99	5,301
Bottomline Technologies, Inc.*	213	5,259
TriQuint Semiconductor, Inc.*	1,035	5,227
Ancestry.com, Inc.*	173	5,204
Power Integrations, Inc.	170	5,173
Integrated Device Technology, Inc.*	872	5,127
RealPage, Inc.*	224	5,062
Cabot Microelectronics Corp.	144	5,060
Ultratech, Inc.*	161	5,052
Take-Two Interactive Software, Inc.*	479	4,995
Synaptics, Inc.*	203	4,876
Advent Software, Inc.*	197	4,840
Insight Enterprises, Inc.*	272	4,755
Electronics for Imaging, Inc.*	285	4,734
CSG Systems International, Inc.*	209	4,700
EarthLink, Inc.	651	4,635
OmniVision Technologies, Inc.*	324	4,521
Loral Space & Communications, Inc.	63	4,479
Blucora, Inc.*	250	4,453
WebMD Health Corp. — Class A*	310	4,349
ExlService Holdings, Inc.*	147	4,337
Bankrate, Inc.*	278	4,331
Tessera Technologies, Inc.	313	4,282
Sanmina-SCI Corp.*	499	4,237
Rogers Corp.*	100	4,236
FARO Technologies, Inc.*	102	4,215
Ixia*	260	4,178
Ellie Mae, Inc.*	149	4,057
Ebix, Inc.	169	3,990
GT Advanced Technologies, Inc.*	724	3,946
MEMC Electronic Materials, Inc.*	1,410	3,878
Web.com Group, Inc.*	216	3,877
Emulex Corp.*	537	3,872
Synchronoss Technologies, Inc.*	169	3,870
Digital River, Inc.*	231	3,848
Diodes, Inc.*	222	3,776
Verint Systems, Inc.*	137	3,759
Guidewire Software, Inc.*	121	3,757
Brightpoint, Inc.*	418	3,754
Rambus, Inc.*	675	3,740
Infinera Corp.*	672	3,683
ATMI, Inc.*	198	3,677
Monolithic Power Systems, Inc.*	185	3,654
iGATE Corp.*	199	3,616
Monotype Imaging Holdings, Inc.	226	3,523
Spansion, Inc. — Class A*	295	3,516
Websense, Inc.*	224	3,506
Rofin-Sinar Technologies, Inc.*	177	3,492
Mantech International Corp. — Class A	142	3,408
Volterra Semiconductor Corp.*	152	3,324
Constant Contact, Inc.*	189	3,289
Global Cash Access Holdings, Inc.*	407	3,276
Harmonic, Inc.*	719	3,264
comScore, Inc.*	213	3,248
Opnet Technologies, Inc.	95	3,237
Brooks Automation, Inc.	403	3,236
Park Electrochemical Corp.	127	3,153
LogMeIn, Inc.*	140	3,140
Badger Meter, Inc.	86	3,130
Entropic Communications, Inc.*	535	3,114
TTM Technologies, Inc.*	330	3,112
ServiceSource International, Inc.*	303	3,109
Measurement Specialties, Inc.*	94	3,100
United Online, Inc.	559	3,086
Micrel, Inc.	296	3,084
Comtech Telecommunications Corp.	110	3,040
Active Network, Inc.*	240	3,007
Pegasystems, Inc.	103	2,991
Advanced Energy Industries, Inc.*	240	2,957
Accelrys, Inc.*	338	2,927
Procera Networks, Inc.*	123	2,891
Cray, Inc.*	222	2,819
Lattice Semiconductor Corp.*	725	2,777
Newport Corp.*	239	2,643
Black Box Corp.	103	2,628
InvenSense, Inc. — Class A*	219	2,617
EPIQ Systems, Inc.	195	2,617
Higher One Holdings, Inc.*	194	2,615
Interactive Intelligence Group, Inc.*	87	2,614
SPS Commerce, Inc.*	67	2,577
PROS Holdings, Inc.*	135	2,574
DTS, Inc.*	108	2,514
Vocus, Inc.*	124	2,487
RealD, Inc.*	274	2,450
Sonus Networks, Inc.*	1,298	2,440
Forrester Research, Inc.	84	2,417
TeleTech Holdings, Inc.*	141	2,404
Cass Information Systems, Inc.	57	2,392
Tangoe, Inc.*	182	2,390
Perficient, Inc.*	197	2,378
Dice Holdings, Inc.*	281	2,366
Angie's List, Inc.*	220	2,328
Silicon Image, Inc.*	506	2,323
Power-One, Inc.*	414	2,318
Quantum Corp.*	1,432	2,306
Intermec, Inc.*	369	2,291
Internap Network Services Corp.*	320	2,256

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 62.5% (continued)
Information Technology - 10.7% (continued)
Responsys, Inc.*	220	$2,251
TNS, Inc.*	149	2,228
Super Micro Computer, Inc.*	183	2,201
Methode Electronics, Inc.	226	2,194
MIPS Technologies, Inc. — Class A*	293	2,165
AuthenTec, Inc.*	270	2,163
Amkor Technology, Inc.*	491	2,160
Move, Inc.*	245	2,112
Daktronics, Inc.	222	2,111
Rudolph Technologies, Inc.*	201	2,111
Virtusa Corp.*	118	2,097
Actuate Corp.*	297	2,088
Checkpoint Systems, Inc.*	252	2,087
CTS Corp.	205	2,064
SciQuest, Inc.*	113	2,057
Ceva, Inc.*	143	2,056
Electro Rent Corp.	116	2,052
Imperva, Inc.*	55	2,034
Nanometrics, Inc.*	146	2,016
Mercury Computer Systems, Inc.*	187	1,986
Demand Media, Inc.*	182	1,978
Photronics, Inc.*	367	1,971
PDF Solutions, Inc.*	144	1,967
Stamps.com, Inc.*	84	1,944
Sycamore Networks, Inc.*	126	1,940
Extreme Networks*	580	1,937
Oplink Communications, Inc.*	117	1,935
MoneyGram International, Inc.*	129	1,927
Applied Micro Circuits Corp.*	378	1,913
Saba Software, Inc.*	187	1,868
Exar Corp.*	231	1,848
Silicon Graphics International Corp.*	199	1,811
Anaren, Inc.*	88	1,759
Zygo Corp.*	96	1,756
Electro Scientific Industries, Inc.	143	1,747
Symmetricom, Inc.*	250	1,743
Avid Technology, Inc.*	182	1,722
LTX-Credence Corp.*	299	1,719
Deltek, Inc.*	132	1,719
QuinStreet, Inc.*	203	1,703
FormFactor, Inc.*	302	1,688
PLX Technology, Inc.*	279	1,610
Globecomm Systems, Inc.*	144	1,606
VASCO Data Security International, Inc.*	171	1,604
Digi International, Inc.*	156	1,585
Jive Software, Inc.*	100	1,571
Fabrinet*	134	1,553
Kopin Corp.*	413	1,553
GSI Group, Inc.*	174	1,550
Glu Mobile, Inc.*	334	1,546
CIBER, Inc.*	445	1,544
Integrated Silicon Solution, Inc.*	166	1,537
Inphi Corp.*	143	1,524
Envestnet, Inc.*	130	1,521
Calix, Inc.*	237	1,517
FSI International, Inc.*	244	1,513
NVE Corp.*	25	1,480
Maxwell Technologies, Inc.*	182	1,478
CalAmp Corp.*	180	1,478
Computer Task Group, Inc.*	91	1,472
STEC, Inc.*	217	1,465
IntraLinks Holdings, Inc.*	223	1,458
IXYS Corp.*	147	1,458
ExactTarget, Inc.*	60	1,453
Keynote Systems, Inc.	99	1,434
OCZ Technology Group, Inc.*	410	1,423
Cohu, Inc.	148	1,390
Yelp, Inc. — Class A*	50	1,353
Seachange International, Inc.*	171	1,342
Sigma Designs, Inc.*	203	1,342
XO Group, Inc.*	158	1,319
Pericom Semiconductor Corp.*	149	1,294
support.com, Inc.*	303	1,282
Demandware, Inc.*	40	1,270
Multi-Fineline Electronix, Inc.*	56	1,263
Bel Fuse, Inc. — Class B	66	1,233
ShoreTel, Inc.*	299	1,223
Lionbridge Technologies, Inc.*	347	1,221
KEMET Corp.*	275	1,210
Infoblox, Inc.*	50	1,163
KVH Industries, Inc.*	86	1,160
RealNetworks, Inc.*	139	1,156
Travelzoo, Inc.*	49	1,155
American Software, Inc. — Class A	140	1,142
ePlus, Inc.*	29	1,137
Supertex, Inc.*	62	1,109
PRGX Global, Inc.*	127	1,087
SunPower Corp. — Class A*	240	1,082
Parkervision, Inc.*	460	1,076
Zix Corp.*	372	1,068
Imation Corp.*	187	1,045
Callidus Software, Inc.*	210	1,035
Unwired Planet, Inc.*	532	1,021
Vishay Precision Group, Inc.*	73	1,021
Millennial Media, Inc.*	70	1,005
KIT Digital, Inc.*	333	999
Telular Corp.	100	990
Oclaro, Inc.*	365	986
Richardson Electronics Ltd.	83	985
Guidance Software, Inc.*	86	968
Mesa Laboratories, Inc.	20	968
Rubicon Technology, Inc.*	100	958
Market Leader, Inc.*	140	938
Digimarc Corp.	42	935
Immersion Corp.*	169	924
MaxLinear, Inc. — Class A*	138	923
Alpha & Omega Semiconductor Ltd.*	106	913
Bazaarvoice, Inc.*	60	909
Aviat Networks, Inc.*	377	897
Echelon Corp.*	229	879
ModusLink Global Solutions, Inc.*	238	878
Intevac, Inc.*	143	874
Limelight Networks, Inc.*	368	861

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 62.5% (continued)
Information Technology - 10.7% (continued)
Rosetta Stone, Inc.*	66	$842
MoSys, Inc.*	208	840
Ultra Clean Holdings*	145	828
Aeroflex Holding Corp.*	119	789
DSP Group, Inc.*	132	784
PC-Telephone, Inc.	110	776
Mindspeed Technologies, Inc.*	224	775
QuickLogic Corp.*	270	756
Agilysys, Inc.*	87	748
Datalink Corp.*	90	745
Ubiquiti Networks, Inc.*	61	726
iPass, Inc.*	320	704
Numerex Corp. — Class A*	62	702
NeoPhotonics Corp.*	119	695
Axcelis Technologies, Inc.*	660	693
Pervasive Software, Inc.*	80	688
AXT, Inc.*	202	683
EPAM Systems, Inc.*	35	663
Westell Technologies, Inc. — Class A*	297	636
Hackett Group, Inc.*	152	635
Tessco Technologies, Inc.	30	635
PC Connection, Inc.	55	633
GSI Technology, Inc.*	126	624
TeleNav, Inc.*	103	615
ANADIGICS, Inc.*	435	605
Key Tronic Corp.*	60	595
Proofpoint, Inc.*	40	594
Intermolecular, Inc.*	81	575
TechTarget, Inc.*	96	567
STR Holdings, Inc.*	183	567
Innodata, Inc.*	140	567
QAD, Inc. — Class A*	41	557
Marchex, Inc. — Class B	139	531
Neonode, Inc.*	140	528
M/A-COM Technology Solutions Holdings, Inc.*	40	508
Carbonite, Inc.*	71	498
Radisys Corp.*	138	497
FalconStor Software, Inc.*	197	463
AVG Technologies N.V.*	48	461
Aware, Inc.	70	441
Viasystems Group, Inc.*	25	433
Brightcove, Inc.*	37	432
Spark Networks, Inc.*	70	428
Mattersight Corp.*	60	355
Mattson Technology, Inc.*	360	349
MeetMe, Inc.*	114	325
Synacor, Inc.*	40	303
Sapiens International Corporation N.V.*	80	291
Audience, Inc.*	40	248
Envivio, Inc.*	50	110
Ambient Corp.*	20	105
Total Information Technology		1,257,950
Industrials - 9.2%
Genesee & Wyoming, Inc. — Class A*	253	16,916
Acuity Brands, Inc.	264	16,708
Dollar Thrifty Automotive Group, Inc.*	176	15,300
Alaska Air Group, Inc.*	434	15,217
Hexcel Corp.*	609	14,627
Teledyne Technologies, Inc.*	229	14,516
Woodward, Inc.	423	14,373
Watsco, Inc.	184	13,946
Robbins & Myers, Inc.	233	13,886
AO Smith Corp.	240	13,810
CLARCOR, Inc.	304	13,567
Middleby Corp.*	117	13,529
Chart Industries, Inc.*	182	13,440
Old Dominion Freight Line, Inc.*	442	13,331
Actuant Corp. — Class A	446	12,764
HEICO Corp.	318	12,303
EMCOR Group, Inc.	413	11,787
Portfolio Recovery Associates, Inc.*	110	11,488
Corporate Executive Board Co.	207	11,101
Applied Industrial Technologies, Inc.	258	10,689
Geo Group, Inc.	378	10,460
Moog, Inc. — Class A*	275	10,414
EnerSys, Inc.*	295	10,411
Esterline Technologies Corp.*	185	10,386
US Airways Group, Inc.*	990	10,355
Belden, Inc.	280	10,326
Tetra Tech, Inc.*	386	10,136
Advisory Board Co.*	211	10,092
USG Corp.*	454	9,966
Avis Budget Group, Inc.*	646	9,935
Deluxe Corp.	316	9,657
Curtiss-Wright Corp.	289	9,450
Healthcare Services Group, Inc.	407	9,309
Franklin Electric Company, Inc.	144	8,711
Brady Corp. — Class A	296	8,667
Atlas Air Worldwide Holdings, Inc.*	163	8,416
Barnes Group, Inc.	335	8,378
Acacia Research Corp.*	305	8,360
Beacon Roofing Supply, Inc.*	286	8,151
Brink's Co.	292	7,501
Mueller Industries, Inc.	163	7,412
MasTec, Inc.*	359	7,072
HNI Corp.	276	7,040
Watts Water Technologies, Inc. — Class A	184	6,961
FTI Consulting, Inc.*	260	6,937
Granite Construction, Inc.	241	6,922
Herman Miller, Inc.	355	6,901
Simpson Manufacturing Company, Inc.	241	6,897
JetBlue Airways Corp.*	1,434	6,869
Hub Group, Inc. — Class A*	229	6,797
Mine Safety Appliances Co.	174	6,485
Raven Industries, Inc.	218	6,415
RBC Bearings, Inc.*	133	6,397
United Stationers, Inc.	245	6,375
ABM Industries, Inc.	328	6,209
ESCO Technologies, Inc.	159	6,177

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 62.5% (continued)
Industrials - 9.2% (continued)
II-VI, Inc.*	319	$6,067
TAL International Group, Inc.	176	5,980
Amerco, Inc.	56	5,956
UniFirst Corp.	87	5,811
AZZ, Inc.	152	5,773
Werner Enterprises, Inc.	270	5,770
Kaman Corp.	157	5,630
Briggs & Stratton Corp.	297	5,545
Allegiant Travel Co. — Class A*	87	5,512
Orbital Sciences Corp.*	366	5,329
Lindsay Corp.	74	5,325
On Assignment, Inc.*	266	5,299
Forward Air Corp.	174	5,291
Tennant Co.	120	5,138
Knight Transportation, Inc.	356	5,091
Huron Consulting Group, Inc.*	145	5,049
Universal Forest Products, Inc.	120	4,985
Exponent, Inc.*	86	4,910
Trimas Corp.*	198	4,774
Cubic Corp.	94	4,706
Interface, Inc. — Class A	355	4,690
Mueller Water Products, Inc. — Class A	957	4,689
Titan International, Inc.	259	4,573
Steelcase, Inc. — Class A	462	4,551
Aegion Corp. — Class A*	237	4,541
EnPro Industries, Inc.*	126	4,537
DigitalGlobe, Inc.*	222	4,527
ACCO Brands Corp.*	691	4,485
Korn/Ferry International*	288	4,415
Kaydon Corp.	195	4,356
Spirit Airlines, Inc.*	250	4,270
Quanex Building Products Corp.	224	4,220
Swift Transportation Co. — Class A*	484	4,172
Knoll, Inc.	292	4,073
Aircastle Ltd.	358	4,056
AAR Corp.	244	4,006
Astec Industries, Inc.*	126	3,983
Mobile Mini, Inc.*	235	3,927
Heartland Express, Inc.	293	3,914
Rush Enterprises, Inc. — Class A*	203	3,910
Blount International, Inc.*	296	3,895
TrueBlue, Inc.*	246	3,867
McGrath RentCorp	148	3,861
Team, Inc.*	121	3,854
CIRCOR International, Inc.	102	3,851
Encore Capital Group, Inc.*	136	3,843
Albany International Corp. — Class A	172	3,779
G&K Services, Inc. — Class A	120	3,757
American Science & Engineering, Inc.	57	3,740
Ceradyne, Inc.	148	3,616
Navigant Consulting, Inc.*	320	3,536
Generac Holdings, Inc.	151	3,456
GenCorp, Inc.*	363	3,445
Encore Wire Corp.	117	3,423
Standex International Corp.	77	3,423
Resources Connection, Inc.	260	3,409
Insperity, Inc.	135	3,406
Sun Hydraulics Corp.	127	3,374
Apogee Enterprises, Inc.	169	3,316
RailAmerica, Inc.*	120	3,296
Rexnord Corp.*	180	3,280
Cascade Corp.	59	3,230
SkyWest, Inc.	309	3,192
Sykes Enterprises, Inc.*	236	3,172
Altra Holdings, Inc.	165	3,003
Dycom Industries, Inc.*	208	2,991
Wabash National Corp.*	415	2,959
John Bean Technologies Corp.	181	2,956
Sauer-Danfoss, Inc.	72	2,895
Griffon Corp.	280	2,884
Trex Company, Inc.*	84	2,866
Great Lakes Dredge & Dock Corp.	362	2,787
Nortek, Inc.*	50	2,737
DXP Enterprises, Inc.*	56	2,675
Aerovironment, Inc.*	111	2,605
Quad/Graphics, Inc.	153	2,595
Ennis, Inc.	157	2,576
Comfort Systems USA, Inc.	234	2,558
Viad Corp.	122	2,545
InnerWorkings, Inc.*	195	2,539
US Ecology, Inc.	117	2,525
Tutor Perini Corp.*	220	2,517
ICF International, Inc.*	125	2,513
Meritor, Inc.*	587	2,489
Kimball International, Inc. — Class B	201	2,456
MYR Group, Inc.*	122	2,434
Gorman-Rupp Co.	90	2,430
Federal Signal Corp.*	381	2,408
Textainer Group Holdings Ltd.	78	2,383
GeoEye, Inc.*	90	2,379
Layne Christensen Co.*	121	2,373
Gibraltar Industries, Inc.*	185	2,372
Primoris Services Corp.	179	2,336
AAON, Inc.	118	2,323
Mistras Group, Inc.*	99	2,297
Greenbrier Companies, Inc.*	142	2,292
Standard Parking Corp.*	100	2,243
Thermon Group Holdings, Inc.*	87	2,174
H&E Equipment Services, Inc.	176	2,133
Titan Machinery, Inc.*	105	2,129
Kelly Services, Inc. — Class A	168	2,117
Taser International, Inc.*	343	2,068
Douglas Dynamics, Inc.	139	2,056
Powell Industries, Inc.*	53	2,050
Kforce, Inc.*	172	2,028
Celadon Group, Inc.	126	2,025
EnerNOC, Inc.*	150	1,947
Saia, Inc.*	95	1,913
Multi-Color Corp.	81	1,876
LB Foster Co. — Class A	58	1,876

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 62.5% (continued)
Industrials - 9.2% (continued)
Global Power Equipment Group, Inc.	101	$1,867
Astronics Corp.*	60	1,848
Capstone Turbine Corp.*	1,826	1,826
National Presto Industries, Inc.	25	1,822
Columbus McKinnon Corp.*	116	1,753
Hawaiian Holdings, Inc.*	311	1,738
GP Strategies Corp.*	88	1,700
Kadant, Inc.*	72	1,670
American Railcar Industries, Inc.*	58	1,644
CAI International, Inc.*	80	1,642
Marten Transport Ltd.	91	1,599
Lydall, Inc.*	110	1,550
Wesco Aircraft Holdings, Inc.*	113	1,544
Echo Global Logistics, Inc.*	90	1,544
Aceto Corp.	160	1,512
RPX Corp.*	134	1,502
Ameresco, Inc. — Class A*	126	1,488
CDI Corp.	86	1,465
Alamo Group, Inc.	43	1,453
Heidrick & Struggles International, Inc.	114	1,452
KEYW Holding Corp.*	116	1,450
Kratos Defense & Security Solutions, Inc.*	246	1,437
Air Transport Services Group, Inc.*	326	1,434
Odyssey Marine Exploration, Inc.*	450	1,422
Builders FirstSource, Inc.*	273	1,417
CBIZ, Inc.*	231	1,391
Northwest Pipe Co.*	56	1,380
Consolidated Graphics, Inc.*	52	1,357
Republic Airways Holdings, Inc.*	293	1,357
XPO Logistics, Inc.*	110	1,346
Accuride Corp.*	288	1,342
EnergySolutions, Inc.*	489	1,335
FreightCar America, Inc.	73	1,299
Furmanite Corp.*	227	1,289
Dynamic Materials Corp.	85	1,277
SeaCube Container Leasing Ltd.	68	1,275
Roadrunner Transportation Systems, Inc.*	78	1,262
Arkansas Best Corp.	159	1,259
Insteel Industries, Inc.	107	1,255
Zipcar, Inc.*	160	1,245
Quality Distribution, Inc.*	134	1,240
Proto Labs, Inc.*	36	1,218
Michael Baker Corp.*	51	1,217
Orion Marine Group, Inc.*	163	1,211
Patriot Transportation Holding, Inc.*	43	1,199
Houston Wire & Cable Co.	111	1,194
Park-Ohio Holdings Corp.*	54	1,170
Barrett Business Services, Inc.	43	1,165
LMI Aerospace, Inc.*	57	1,165
NCI Building Systems, Inc.*	116	1,163
Graham Corp.	63	1,138
CRA International, Inc.*	65	1,123
American Woodmark Corp.*	56	1,118
Commercial Vehicle Group, Inc.*	149	1,095
Miller Industries, Inc.	68	1,091
Flow International Corp.*	293	1,084
Pendrell Corp.*	953	1,077
PMFG, Inc.*	127	1,027
Dolan Co.*	190	1,022
Hurco Companies, Inc.*	44	1,007
Schawk, Inc. — Class A	77	1,005
Franklin Covey Co.*	83	996
Twin Disc, Inc.	55	985
Acorn Energy, Inc.	110	981
American Superconductor Corp.*	236	979
Argan, Inc.	56	977
Sterling Construction Company, Inc.*	96	958
Swisher Hygiene, Inc.*	694	958
American Reprographics Co.*	222	948
Heritage-Crystal Clean, Inc.*	47	933
Hudson Global, Inc.*	208	928
Ampco-Pittsburgh Corp.	50	923
NN, Inc.*	104	883
Pacer International, Inc.*	215	856
Pike Electric Corp.*	107	851
LSI Industries, Inc.	123	829
Rand Logistics, Inc.*	110	828
Vicor Corp.	124	827
FuelCell Energy, Inc.*	929	818
Energy Recovery, Inc.*	272	805
Courier Corp.	65	794
Met-Pro Corp.	88	788
Cenveo, Inc.*	335	767
TMS International Corp. — Class A*	77	762
Eastern Co.	40	750
Asset Acceptance Capital Corp.*	100	746
Genco Shipping & Trading Ltd.*	195	718
Hardinge, Inc.	70	718
VSE Corp.	29	710
WageWorks, Inc.*	40	698
Edgen Group, Inc. — Class A*	90	698
Casella Waste Systems, Inc. — Class A*	162	693
TRC Companies, Inc.*	91	684
International Shipholding Corp.	39	658
Asta Funding, Inc.	70	657
Preformed Line Products Co.	12	652
Metalico, Inc.*	246	630
Intersections, Inc.	58	611
Hill International, Inc.*	140	610
AT Cross Co. — Class A*	61	608
Universal Truckload Services, Inc.	36	575
API Technologies Corp.*	200	574
Coleman Cable, Inc.	56	540
NL Industries, Inc.	44	506
Sypris Solutions, Inc.	70	500
CPI Aerostructures, Inc.*	40	434
PGT, Inc.*	120	394
CECO Environmental Corp.	40	391
Willis Lease Finance Corp.*	30	370
SIFCO Industries, Inc.	20	364
BlueLinx Holdings, Inc.*	150	351

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 62.5% (continued)
Industrials - 9.2% (continued)
Patrick Industries, Inc.*	20	$309
Enphase Energy, Inc.*	50	207
A123 Systems, Inc.*	689	172
Omega Flex, Inc.*	15	159
Compx International, Inc.	4	61
Total Industrials		1,080,734
Consumer Discretionary - 8.8%
Cabela's, Inc.*	290	15,856
Six Flags Entertainment Corp.	240	14,113
Domino's Pizza, Inc.	353	13,307
Wolverine World Wide, Inc.	297	13,178
Sotheby's	418	13,166
Warnaco Group, Inc.*	252	13,078
Rent-A-Center, Inc. — Class A	365	12,803
Vail Resorts, Inc.	220	12,683
Brunswick Corp.	550	12,447
Life Time Fitness, Inc.*	266	12,167
Pool Corp.	291	12,100
Cheesecake Factory, Inc.	333	11,904
HSN, Inc.	230	11,282
ANN, Inc.*	299	11,280
Pier 1 Imports, Inc.	599	11,225
Dana Holding Corp.	907	11,156
Select Comfort Corp.*	351	11,074
Vitamin Shoppe, Inc.*	185	10,789
Steven Madden Ltd.*	245	10,711
Men's Wearhouse, Inc.	307	10,570
Tenneco, Inc.*	375	10,500
Buffalo Wild Wings, Inc.*	118	10,117
Genesco, Inc.*	146	9,743
Hibbett Sports, Inc.*	159	9,453
Children's Place Retail Stores, Inc.*	153	9,180
MDC Holdings, Inc.	234	9,011
Crocs, Inc.*	553	8,964
Coinstar, Inc.*	193	8,681
Fifth & Pacific Companies, Inc.*	665	8,499
Jos. A. Bank Clothiers, Inc.*	175	8,484
Group 1 Automotive, Inc.	138	8,311
Lumber Liquidators Holdings, Inc.*	164	8,311
Ryland Group, Inc.	277	8,310
Cracker Barrel Old Country Store, Inc.	122	8,187
Collective Brands, Inc.*	377	8,185
Express, Inc.*	551	8,166
New York Times Co. — Class A*	832	8,120
Penske Automotive Group, Inc.	264	7,944
Iconix Brand Group, Inc.*	434	7,916
Lions Gate Entertainment Corp.*	516	7,879
Meredith Corp.	225	7,875
Ryman Hospitality Properties*	194	7,669
Buckle, Inc.	168	7,632
Jack in the Box, Inc.*	268	7,533
Live Nation Entertainment, Inc.*	858	7,387
Cooper Tire & Rubber Co.	378	7,250
Meritage Homes Corp.*	187	7,112
BJ's Restaurants, Inc.*	155	7,029
Finish Line, Inc. — Class A	308	7,004
Saks, Inc.*,1	670	6,908
Bob Evans Farms, Inc.	174	6,809
KB Home	472	6,773
Shutterfly, Inc.*	217	6,752
Aeropostale, Inc.*	498	6,738
Francesca's Holdings Corp.*	218	6,699
Monro Muffler Brake, Inc.	190	6,686
Valassis Communications, Inc.*	266	6,568
Jones Group, Inc.	504	6,486
Regis Corp.	352	6,470
Texas Roadhouse, Inc. — Class A	377	6,447
Arbitron, Inc.	167	6,330
Helen of Troy Ltd.*	198	6,302
Hillenbrand, Inc.	341	6,203
Papa John's International, Inc.*	113	6,035
Marriott Vacations Worldwide Corp.*	160	5,763
Sturm Ruger & Company, Inc.	116	5,741
Peet's Coffee & Tea, Inc.*	78	5,721
Grand Canyon Education, Inc.*	242	5,693
National CineMedia, Inc.	346	5,664
WMS Industries, Inc.*	340	5,569
Shuffle Master, Inc.*	336	5,312
Orient-Express Hotels Ltd. — Class A*	592	5,269
Churchill Downs, Inc.	84	5,268
DineEquity, Inc.*	90	5,040
Matthews International Corp. — Class A	169	5,040
Scholastic Corp.	157	4,989
Ascent Capital Group, Inc. — Class A*	92	4,969
Cato Corp. — Class A	165	4,902
NACCO Industries, Inc. — Class A	39	4,891
Oxford Industries, Inc.	86	4,855
Pinnacle Entertainment, Inc.*	386	4,729
International Speedway Corp. — Class A	166	4,709
Skechers U.S.A., Inc. — Class A*	230	4,692
Sonic Automotive, Inc. — Class A	246	4,669
Asbury Automotive Group, Inc.*	167	4,668
American Axle & Manufacturing Holdings, Inc.*	411	4,632
La-Z-Boy, Inc.*	316	4,624
Dorman Products, Inc.*	146	4,600
Steiner Leisure Ltd.*	98	4,562
Belo Corp. — Class A	578	4,526
Strayer Education, Inc.	70	4,505
Standard Pacific Corp.*	664	4,489
Interval Leisure Group, Inc.	235	4,449
Office Depot, Inc.*	1,737	4,447
Smith & Wesson Holding Corp.*	402	4,426
Lithia Motors, Inc. — Class A	131	4,364
Brown Shoe Company, Inc.	264	4,232
OfficeMax, Inc.	526	4,108
Columbia Sportswear Co.	75	4,050
American Public Education, Inc.*	111	4,044
Stage Stores, Inc.	191	4,022

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 62.5% (continued)
Consumer Discretionary - 8.8% (continued)
iRobot Corp.*	168	$3,824
Stewart Enterprises, Inc. — Class A	455	3,820
Zumiez, Inc.*	137	3,799
Sonic Corp.*	368	3,779
Movado Group, Inc.	111	3,743
AFC Enterprises, Inc.*	149	3,665
Drew Industries, Inc.*	120	3,625
Ameristar Casinos, Inc.	202	3,596
American Greetings Corp. — Class A1	212	3,562
G-III Apparel Group Ltd.*	98	3,518
CEC Entertainment, Inc.	115	3,464
Sinclair Broadcast Group, Inc. — Class A	308	3,453
True Religion Apparel, Inc.	161	3,434
K12, Inc.*	168	3,394
Pep Boys-Manny Moe & Jack	323	3,288
Fred's, Inc. — Class A	228	3,244
Ethan Allen Interiors, Inc.	147	3,222
Blue Nile, Inc.*	86	3,190
Core-Mark Holding Company, Inc.	66	3,175
Arctic Cat, Inc.*	76	3,151
Tumi Holdings, Inc.*	130	3,060
Maidenform Brands, Inc.*	149	3,052
Vera Bradley, Inc.*	125	2,981
Red Robin Gourmet Burgers, Inc.*	89	2,898
Scientific Games Corp. — Class A*	350	2,895
rue21, Inc.*	92	2,866
Krispy Kreme Doughnuts, Inc.*	361	2,863
Denny's Corp.*	588	2,852
Capella Education Co.*	81	2,840
Ruby Tuesday, Inc.*	387	2,806
LeapFrog Enterprises, Inc. — Class A*	304	2,742
Quiksilver, Inc.*	804	2,669
Multimedia Games Holding Company, Inc.*	165	2,595
Beazer Homes USA, Inc.*	702	2,492
Callaway Golf Co.	394	2,419
Superior Industries International, Inc.	141	2,410
Boyd Gaming Corp.*	340	2,400
Winnebago Industries, Inc.*	184	2,324
America's Car-Mart, Inc.*	51	2,319
Standard Motor Products, Inc.	125	2,303
Gentherm, Inc.*	184	2,289
Hot Topic, Inc.	263	2,288
JAKKS Pacific, Inc.	157	2,287
M/I Homes, Inc.*	117	2,263
Barnes & Noble, Inc.*	177	2,262
Hovnanian Enterprises, Inc. — Class A*	614	2,124
Cavco Industries, Inc.*	46	2,111
Modine Manufacturing Co.*	285	2,103
Conn's, Inc.*	95	2,095
EW Scripps Co. — Class A*	188	2,002
Libbey, Inc.*	126	1,988
Shoe Carnival, Inc.	83	1,953
MDC Partners, Inc. — Class A	157	1,937
Harte-Hanks, Inc.	277	1,920
Fisher Communications, Inc.*	52	1,912
Digital Generation, Inc.*	166	1,886
Mattress Firm Holding Corp.*	65	1,830
Biglari Holdings, Inc.*	5	1,825
Universal Technical Institute, Inc.	133	1,822
NutriSystem, Inc.	171	1,801
Caribou Coffee Company, Inc.*	131	1,799
Town Sports International Holdings, Inc.*	144	1,781
Bravo Brio Restaurant Group, Inc.*	120	1,746
Wet Seal, Inc. — Class A*	551	1,736
Tuesday Morning Corp.*	261	1,710
Blyth, Inc.	65	1,689
Universal Electronics, Inc.*	96	1,688
Fiesta Restaurant Group, Inc.*	103	1,635
Haverty Furniture Companies, Inc.	115	1,596
Perry Ellis International, Inc.*	72	1,588
Caesars Entertainment Corp.*	227	1,544
Destination Maternity Corp.	81	1,515
Fuel Systems Solutions, Inc.*	88	1,513
Exide Technologies*	482	1,494
Central European Media Enterprises Ltd. — Class A*	226	1,471
Stein Mart, Inc.*	172	1,464
RadioShack Corp.[1]	610	1,452
Skullcandy, Inc.*	103	1,416
Journal Communications, Inc. — Class A*	265	1,378
Marcus Corp.	124	1,376
Ruth's Hospitality Group, Inc.*	215	1,370
Zagg, Inc.*	159	1,356
World Wrestling Entertainment, Inc. — Class A	167	1,344
CSS Industries, Inc.	63	1,295
PetMed Express, Inc.	127	1,275
Carmike Cinemas, Inc.*	110	1,238
Career Education Corp.*	320	1,206
Casual Male Retail Group, Inc.*	259	1,199
Corinthian Colleges, Inc.*	481	1,145
Citi Trends, Inc.*	89	1,117
Black Diamond, Inc.*	127	1,114
Bridgepoint Education, Inc.*	109	1,106
Tilly's, Inc. — Class A*	60	1,100
Weyco Group, Inc.	45	1,096
Spartan Motors, Inc.	219	1,095
Speedway Motorsports, Inc.	71	1,093
bebe stores, Inc.	225	1,080
Body Central Corp.*	103	1,076
Big 5 Sporting Goods Corp.	108	1,075
MarineMax, Inc.*	128	1,061
Unifi, Inc.*	82	1,051
Steinway Musical Instruments, Inc.*	42	1,023
Entercom Communications Corp. — Class A*	148	1,015
Gordmans Stores, Inc.*	55	1,015
Federal-Mogul Corp.*	110	1,007
West Marine, Inc.*	93	989

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 62.5% (continued)
Consumer Discretionary - 8.8% (continued)
Rentrak Corp.*	58	$982
Carriage Services, Inc. — Class A	100	967
Vitacost.com, Inc.*	140	949
Cumulus Media, Inc. — Class A*	343	940
Daily Journal Corp.*	10	938
Mac-Gray Corp.	69	925
Jamba, Inc.*	412	919
Hooker Furniture Corp.	70	909
Isle of Capri Casinos, Inc.*	129	897
Bassett Furniture Industries, Inc.	70	872
Kirkland's, Inc.*	86	854
Luby's, Inc.*	126	848
Morgans Hotel Group Co.*	131	841
VOXX International Corp. — Class A*	112	838
Stoneridge, Inc.*	168	835
LIN TV Corp. — Class A*	186	818
RG Barry Corp.	55	811
McClatchy Co. — Class A*	350	781
Global Sources Ltd.*	118	774
Cherokee, Inc.	53	772
Saga Communications, Inc. — Class A*	19	770
Systemax, Inc.*	65	768
Einstein Noah Restaurant Group, Inc.	42	743
Overstock.com, Inc.*	71	736
ReachLocal, Inc.*	58	727
Teavana Holdings, Inc.*	55	717
Nexstar Broadcasting Group, Inc. — Class A*	67	712
Johnson Outdoors, Inc. — Class A*	33	706
Bon-Ton Stores, Inc.	74	703
Sealy Corp.*	306	667
Lifetime Brands, Inc.	55	655
Winmark Corp.	12	649
hhgregg, Inc.*	93	642
New York & Company, Inc.*	171	641
Outdoor Channel Holdings, Inc.	87	633
Nathan's Famous, Inc.*	20	629
Flexsteel Industries, Inc.	30	621
Delta Apparel, Inc.*	45	620
Lincoln Educational Services Corp.	143	601
1-800-Flowers.com, Inc. — Class A*	161	601
Reading International, Inc. — Class A*	100	590
MTR Gaming Group, Inc.*	140	589
Culp, Inc.	50	588
Bluegreen Corp.*	90	565
Ignite Restaurant Group, Inc.*	40	558
K-Swiss, Inc. — Class A*	158	542
Carrols Restaurant Group, Inc.*	93	536
Martha Stewart Living Omnimedia — Class A	174	534
Red Lion Hotels Corp.*	83	519
Education Management Corp.*	160	498
Monarch Casino & Resort, Inc.*	56	488
Shiloh Industries, Inc.	41	460
Geeknet, Inc.*	23	445
Collectors Universe, Inc.	30	421
Entravision Communications Corp. — Class A	309	414
Frisch's Restaurants, Inc.	20	397
Marine Products Corp.	65	387
Premier Exhibitions, Inc.*	160	379
Orbitz Worldwide, Inc.*	140	357
Crown Media Holdings, Inc. — Class A*	210	351
Salem Communications Corp. — Class A	60	314
Tower International, Inc.*	40	308
US Auto Parts Network, Inc.*	87	301
National American University Holdings, Inc.	58	290
CafePress, Inc.*	30	273
Perfumania Holdings, Inc.*	30	216
Beasley Broadcasting Group, Inc. — Class A*	30	146
Orchard Supply Hardware Stores Corp. — Class A*	10	145
Dial Global, Inc.*	23	62
Value Line, Inc.	6	59
Total Consumer Discretionary		1,030,085
Health Care - 8.4%
Pharmacyclics, Inc.*	337	21,736
athenahealth, Inc.*	217	19,914
Cubist Pharmaceuticals, Inc.*	383	18,260
HMS Holdings Corp.*	528	17,651
Align Technology, Inc.*	437	16,155
Seattle Genetics, Inc.*	582	15,684
Alkermes plc*	749	15,542
Medicis Pharmaceutical Corp. — Class A	354	15,317
WellCare Health Plans, Inc.*	262	14,817
Jazz Pharmaceuticals plc*	254	14,481
HealthSouth Corp.*	584	14,051
Cepheid, Inc.*	399	13,769
ViroPharma, Inc.*	428	12,934
STERIS Corp.	355	12,591
Haemonetics Corp.*	154	12,351
Centene Corp.*	319	11,934
Owens & Minor, Inc.	385	11,504
PAREXEL International Corp.*	368	11,319
West Pharmaceutical Services, Inc.	212	11,251
Par Pharmaceutical Companies, Inc.*	223	11,146
Vivus, Inc.*	614	10,941
Impax Laboratories, Inc.*	412	10,696
Arena Pharmaceuticals, Inc.*	1,209	10,059
Air Methods Corp.*	83	9,908
Theravance, Inc.*	370	9,587
Volcano Corp.*	330	9,427
Medicines Co.*	338	8,724
Cyberonics, Inc.*	165	8,648

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 62.5% (continued)
Health Care - 8.4% (continued)
Isis Pharmaceuticals, Inc.*	610	$8,583
Magellan Health Services, Inc.*	164	8,464
Chemed Corp.	120	8,315
MWI Veterinary Supply, Inc.*	77	8,214
HeartWare International, Inc.*	85	8,032
Immunogen, Inc.*	513	7,490
Nektar Therapeutics*	698	7,455
Masimo Corp.*	304	7,351
Auxilium Pharmaceuticals, Inc.*	296	7,240
PSS World Medical, Inc.*	306	6,971
PDL BioPharma, Inc.	855	6,575
MedAssets, Inc.*	361	6,426
Acorda Therapeutics, Inc.*	250	6,403
DexCom, Inc.*	419	6,298
Insulet Corp.*	290	6,258
Questcor Pharmaceuticals, Inc.*,1	333	6,161
NuVasive, Inc.*	266	6,094
Neogen Corp.*	142	6,063
Ironwood Pharmaceuticals, Inc. — Class A*	463	5,917
Hanger, Inc.*	206	5,877
Analogic Corp.	75	5,863
ArthroCare Corp.*	174	5,638
Medidata Solutions, Inc.*	133	5,520
Amsurg Corp. — Class A*	192	5,449
Alnylam Pharmaceuticals, Inc.*	285	5,355
Orthofix International N.V.*	119	5,325
Wright Medical Group, Inc.*	240	5,306
Sunrise Senior Living, Inc.*	358	5,109
Dynavax Technologies Corp.*	1,071	5,098
Luminex Corp.*	259	5,035
CONMED Corp.	176	5,016
Integra LifeSciences Holdings Corp.*	121	4,973
NPS Pharmaceuticals, Inc.*	530	4,903
Meridian Bioscience, Inc.	255	4,891
Abaxis, Inc.*	135	4,849
Team Health Holdings, Inc.*	176	4,775
Endologix, Inc.*	340	4,699
Affymax, Inc.*	221	4,654
Akorn, Inc.*	345	4,561
Molina Healthcare, Inc.*	181	4,552
Dendreon Corp.*	940	4,540
Rigel Pharmaceuticals, Inc.*	441	4,520
Quality Systems, Inc.	241	4,471
IPC The Hospitalist Company, Inc.*	97	4,433
ICU Medical, Inc.*	73	4,415
Exelixis, Inc.*	910	4,386
ABIOMED, Inc.*	208	4,366
Bio-Reference Labs, Inc.*	150	4,287
Spectrum Pharmaceuticals, Inc.*	362	4,235
Momenta Pharmaceuticals, Inc.*	289	4,211
Optimer Pharmaceuticals, Inc.*	293	4,137
Halozyme Therapeutics, Inc.*	545	4,120
Emeritus Corp.*	189	3,958
NxStage Medical, Inc.*	298	3,937
MAKO Surgical Corp.*	226	3,935
Accretive Health, Inc.*	349	3,895
Merit Medical Systems, Inc.*	258	3,852
Exact Sciences Corp.*	347	3,820
Conceptus, Inc.*	188	3,818
Computer Programs & Systems, Inc.	68	3,777
OraSure Technologies, Inc.*	332	3,692
Kindred Healthcare, Inc.*	320	3,642
InterMune, Inc.*	400	3,588
Landauer, Inc.	60	3,583
Greatbatch, Inc.*	145	3,528
Cantel Medical Corp.	127	3,439
Achillion Pharmaceuticals, Inc.*	328	3,414
Acadia Healthcare Company, Inc.*	140	3,339
HealthStream, Inc.*	117	3,330
Atrion Corp.	15	3,323
Genomic Health, Inc.*	95	3,296
Quidel Corp.*	174	3,294
Neurocrine Biosciences, Inc.*	408	3,256
Ensign Group, Inc.	106	3,244
Array BioPharma, Inc.*	548	3,211
Synageva BioPharma Corp.*	60	3,206
National Healthcare Corp.	66	3,151
Accuray, Inc.*	441	3,122
Spectranetics Corp.*	208	3,068
Santarus, Inc.*	334	2,966
Omnicell, Inc.*	210	2,919
Lexicon Pharmaceuticals, Inc.*	1,218	2,826
Infinity Pharmaceuticals, Inc.*	119	2,802
ExamWorks Group, Inc.*	184	2,745
Opko Health, Inc.*	654	2,734
Invacare Corp.	192	2,715
AVANIR Pharmaceuticals, Inc. — Class A*	830	2,656
Amedisys, Inc.*	186	2,569
XenoPort, Inc.*	222	2,544
Metropolitan Health Networks, Inc.*	269	2,512
Triple-S Management Corp. — Class B*	120	2,508
AMN Healthcare Services, Inc.*	247	2,485
Sequenom, Inc.*	697	2,460
AVEO Pharmaceuticals, Inc.*	236	2,457
Capital Senior Living Corp.*	169	2,445
Antares Pharma, Inc.*	560	2,442
BioScrip, Inc.*	268	2,441
Vanguard Health Systems, Inc.*	197	2,437
Select Medical Holdings Corp.*	215	2,414
Healthways, Inc.*	202	2,365
MAP Pharmaceuticals, Inc.*	148	2,304
Emergent Biosolutions, Inc.*	162	2,302
Natus Medical, Inc.*	176	2,300
Aegerion Pharmaceuticals, Inc.*	154	2,282
Celldex Therapeutics, Inc.*	359	2,262
AMAG Pharmaceuticals, Inc.*	127	2,253
ZIOPHARM Oncology, Inc.*	411	2,240
Symmetry Medical, Inc.*	226	2,235
PharMerica Corp.*	176	2,228
Hi-Tech Pharmacal Company, Inc.*	65	2,152
Cambrex Corp.*	182	2,135
Gentiva Health Services, Inc.*	187	2,117

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 62.5% (continued)
Health Care - 8.4% (continued)
Universal American Corp.*	226	$2,088
Orexigen Therapeutics, Inc.*	365	2,084
Idenix Pharmaceuticals, Inc.*	454	2,075
Fluidigm Corp.*	121	2,057
Depomed, Inc.*	345	2,039
Threshold Pharmaceuticals, Inc.*	280	2,027
MannKind Corp.*	695	2,002
Vical, Inc.*	461	1,992
Curis, Inc.*	481	1,991
US Physical Therapy, Inc.	72	1,989
Pacira Pharmaceuticals, Inc.*	113	1,966
SciClone Pharmaceuticals, Inc.*	350	1,943
Sangamo Biosciences, Inc.*	317	1,927
Affymetrix, Inc.*	430	1,862
Arqule, Inc.*	361	1,845
Endocyte, Inc.*	185	1,844
SurModics, Inc.*	91	1,840
IRIS International, Inc.*	94	1,835
AngioDynamics, Inc.*	150	1,830
Oncothyreon, Inc.*	354	1,820
Clovis Oncology, Inc.*	88	1,800
Corvel Corp.*	40	1,790
Enzon Pharmaceuticals, Inc.*	257	1,789
Synta Pharmaceuticals Corp.*	230	1,753
Ligand Pharmaceuticals, Inc. — Class B*	102	1,749
Astex Pharmaceuticals*	567	1,741
LHC Group, Inc.*	94	1,736
Tornier N.V.*	89	1,687
Raptor Pharmaceutical Corp.*	299	1,662
Staar Surgical Co.*	218	1,648
Navidea Biopharmaceuticals, Inc.*,1	596	1,639
Cynosure, Inc. — Class A*	61	1,609
Dyax Corp.*	603	1,568
XOMA Corp.*	420	1,550
Novavax, Inc.*	714	1,542
Unilife Corp.*	494	1,541
Omeros Corp.*	160	1,504
Cytori Therapeutics, Inc.*	337	1,486
Obagi Medical Products, Inc.*	119	1,477
Cadence Pharmaceuticals, Inc.*	365	1,431
RTI Biologics, Inc.*	343	1,430
Vascular Solutions, Inc.*	96	1,422
Young Innovations, Inc.	36	1,408
Immunomedics, Inc.*	401	1,408
Merge Healthcare, Inc.*	363	1,390
Geron Corp.*	808	1,374
Repros Therapeutics, Inc.*	90	1,371
Five Star Quality Care, Inc.*	265	1,354
Sun Healthcare Group, Inc.*	156	1,321
OncoGenex Pharmaceutical, Inc.*	93	1,318
Epocrates, Inc.*	112	1,305
BioCryst Pharmaceuticals, Inc.*	304	1,289
Vocera Communications, Inc.*	40	1,236
Keryx Biopharmaceuticals, Inc.*	437	1,232
Cardiovascular Systems, Inc.*	105	1,214
NewLink Genetics Corp.*	74	1,201
Synergy Pharmaceuticals, Inc.*	250	1,195
Solta Medical, Inc.*	378	1,187
Pain Therapeutics, Inc.*	229	1,156
CryoLife, Inc.	172	1,156
Repligen Corp.*	190	1,132
Cerus Corp.*	332	1,129
PhotoMedex, Inc.*	80	1,125
Palomar Medical Technologies, Inc.*	115	1,086
Osiris Therapeutics, Inc.*	97	1,072
Pozen, Inc.*	160	1,061
Anika Therapeutics, Inc.*	70	1,051
Almost Family, Inc.*	49	1,043
Rockwell Medical Technologies, Inc.*	124	1,013
Providence Service Corp.*	76	987
Amicus Therapeutics, Inc.*	189	983
Dusa Pharmaceuticals, Inc.*	138	937
Furiex Pharmaceuticals, Inc.*	49	935
Sunesis Pharmaceuticals, Inc.*	163	921
Sagent Pharmaceuticals, Inc.*	57	909
Assisted Living Concepts, Inc. — Class A	119	908
National Research Corp.	18	905
Exactech, Inc.*	50	892
Discovery Laboratories, Inc.*	270	886
Trius Therapeutics, Inc.*	151	880
Greenway Medical Technologies*	51	872
Corcept Therapeutics, Inc.*	303	845
Merrimack Pharmaceuticals, Inc.*	90	844
Rochester Medical Corp.*	70	827
BioDelivery Sciences International, Inc.*	130	822
Targacept, Inc.*	162	792
Chindex International, Inc.*	75	775
Cross Country Healthcare, Inc.*	164	774
Biotime, Inc.*	184	773
Skilled Healthcare Group, Inc. — Class A*	116	746
GTx, Inc.*	161	737
Vanda Pharmaceuticals, Inc.*	177	713
Zogenix, Inc.*	264	702
AtriCure, Inc.*	92	684
SIGA Technologies, Inc.*	213	682
Utah Medical Products, Inc.	20	680
ImmunoCellular Therapeutics Ltd.*	240	674
Harvard Bioscience, Inc.*	156	660
Hansen Medical, Inc.*	332	647
Agenus, Inc.*	140	645
Derma Sciences, Inc.*	60	623
Biospecifics Technologies Corp.*	32	621
Ampio Pharmaceuticals, Inc.*	154	601
Zeltiq Aesthetics, Inc.*	105	592
EnteroMedics, Inc.*	160	584
Anacor Pharmaceuticals, Inc.*	86	566
Alphatec Holdings, Inc.*	331	546
Progenics Pharmaceuticals, Inc.*	187	537
Coronado Biosciences, Inc.*	100	520

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 62.5% (continued)
Health Care - 8.4% (continued)
PDI, Inc.*	60	$478
Codexis, Inc.*	157	476
Maxygen, Inc.	175	462
Lannett Company, Inc.*	94	454
Cumberland Pharmaceuticals, Inc.*	70	452
Horizon Pharma, Inc.*	128	444
Pernix Therapeutics Holdings*	59	440
Mediware Information Systems*	20	438
Pacific Biosciences of California, Inc.*	232	425
Transcept Pharmaceuticals, Inc.*	78	414
Verastem, Inc.*	43	404
ChemoCentryx, Inc.*	33	384
Sucampo Pharmaceuticals, Inc. — Class A*	67	337
Ventrus Biosciences, Inc.*	80	286
Cornerstone Therapeutics, Inc.*	50	257
BG Medicine, Inc.*	63	232
Supernus Pharmaceuticals, Inc.*	20	231
Cempra, Inc.*	22	164
Acura Pharmaceuticals, Inc.*	70	122
Biolase, Inc.*	1	2
Total Health Care		984,812
Energy - 3.8%
Dril-Quip, Inc.*	243	17,466
Energy XXI Bermuda Ltd.	483	16,880
Rosetta Resources, Inc.*	325	15,567
Kodiak Oil & Gas Corp.*	1,619	15,154
Oasis Petroleum, Inc.*	485	14,293
Berry Petroleum Co. — Class A	316	12,839
Helix Energy Solutions Group, Inc.*	643	11,748
Bristow Group, Inc.	224	11,323
Lufkin Industries, Inc.	207	11,141
Gulfport Energy Corp.*	344	10,753
SemGroup Corp. — Class A*	251	9,249
Western Refining, Inc.	349	9,136
Targa Resources Corp.	175	8,810
Arch Coal, Inc.	1,300	8,230
Exterran Holdings, Inc.*	394	7,990
Hornbeck Offshore Services, Inc.*	218	7,990
Stone Energy Corp.*	300	7,536
McMoRan Exploration Co.*	620	7,285
Bill Barrett Corp.*	291	7,208
Cloud Peak Energy, Inc.*	372	6,733
Northern Oil and Gas, Inc.*	387	6,575
Key Energy Services, Inc.*	929	6,503
Carrizo Oil & Gas, Inc.*	246	6,152
Forest Oil Corp.*	720	6,084
PDC Energy, Inc.*	179	5,662
ION Geophysical Corp.*	810	5,621
Swift Energy Co.*	261	5,450
C&J Energy Services, Inc.*	271	5,393
Comstock Resources, Inc.*	293	5,385
Gulfmark Offshore, Inc. — Class A*	162	5,352
Clean Energy Fuels Corp.*	403	5,307
Approach Resources, Inc.*	175	5,273
Geospace Technologies Corp.*	41	5,019
Halcon Resources Corp.*	683	5,006
Hercules Offshore, Inc.*	976	4,763
Ship Finance International Ltd.	273	4,292
Newpark Resources, Inc.*	550	4,076
Magnum Hunter Resources Corp.*	903	4,009
W&T Offshore, Inc.	211	3,963
Contango Oil & Gas Co.*	77	3,784
CVR Energy, Inc.*	98	3,602
Rex Energy Corp.*	269	3,591
Heckmann Corp.*,1	824	3,461
Crosstex Energy, Inc.	245	3,437
Rentech, Inc.*	1,395	3,432
Forum Energy Technologies, Inc.*	140	3,405
EPL Oil & Gas, Inc.*	167	3,388
Nordic American Tankers Ltd.	320	3,226
Parker Drilling Co.*	722	3,054
Vaalco Energy, Inc.*	354	3,027
Quicksilver Resources, Inc.*	720	2,945
Pioneer Energy Services Corp.*	374	2,913
TETRA Technologies, Inc.*	480	2,904
Delek US Holdings, Inc.	105	2,676
Gulf Island Fabrication, Inc.	93	2,592
Resolute Energy Corp.*	291	2,581
Endeavour International Corp.*	262	2,534
PHI, Inc.*	77	2,422
FX Energy, Inc.*	321	2,395
Petroquest Energy, Inc.*	344	2,308
Solazyme, Inc.*	197	2,262
Venoco, Inc.*	185	2,198
Vantage Drilling Co.*	1,176	2,164
Clayton Williams Energy, Inc.*	41	2,127
Basic Energy Services, Inc.*	188	2,109
Harvest Natural Resources, Inc.*	232	2,069
Goodrich Petroleum Corp.*	156	1,972
Triangle Petroleum Corp.*	273	1,955
Tesco Corp.*	183	1,954
BPZ Resources, Inc.*	642	1,836
Penn Virginia Corp.	277	1,717
Matrix Service Co.*	156	1,649
GasLog Ltd.*	140	1,621
Sanchez Energy Corp.*	76	1,553
KiOR, Inc. — Class A*	161	1,497
Callon Petroleum Co.*	240	1,476
Bonanza Creek Energy, Inc.*	62	1,461
Teekay Tankers Ltd. — Class A	383	1,432
Scorpio Tankers, Inc.*	234	1,404
Panhandle Oil and Gas, Inc. — Class A	45	1,380
Uranium Energy Corp.*	515	1,344
Warren Resources, Inc.*	434	1,319
RigNet, Inc.*	71	1,314
Midstates Petroleum Company, Inc.*	150	1,298
Willbros Group, Inc.*	240	1,289
Mitcham Industries, Inc.*	77	1,227
Frontline Ltd.	319	1,225
Dawson Geophysical Co.*	47	1,187
Abraxas Petroleum Corp.*	504	1,159
Natural Gas Services Group, Inc.*	75	1,121
Synergy Resources Corp.*	240	1,001

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 62.5% (continued)
Energy - 3.8% (continued)
Knightsbridge Tankers Ltd.	152	$996
Overseas Shipholding Group, Inc.	150	990
Cal Dive International, Inc.*	587	898
Green Plains Renewable Energy, Inc.*	152	891
Miller Energy Resources, Inc.*	175	880
Apco Oil and Gas International, Inc.	54	869
Matador Resources Co.*	82	852
Alon USA Energy, Inc.	61	836
Evolution Petroleum Corp.*	97	784
REX American Resources Corp.*	40	720
Bolt Technology Corp.	50	719
Saratoga Resources, Inc.*	120	658
Westmoreland Coal Co.*	66	655
Uranerz Energy Corp.*	402	655
TGC Industries, Inc.*	90	648
Global Geophysical Services, Inc.*	115	634
Amyris, Inc.*	183	630
Gastar Exploration Ltd.*	364	604
Isramco, Inc.*	5	580
CREDO Petroleum Corp.*	40	580
Crimson Exploration, Inc.*	132	564
Union Drilling, Inc.*	83	539
ZaZa Energy Corp.*	150	446
Gevo, Inc.*	150	320
Forbes Energy Services Ltd.*	90	315
Hallador Energy Co.	37	308
Adams Resources & Energy, Inc.	10	305
Renewable Energy Group, Inc.*	45	299
Emerald Oil, Inc.*	293	243
Ceres, Inc.*	32	182
Total Energy		448,813
Materials - 3.1%
Coeur d'Alene Mines Corp.*	554	15,972
Eagle Materials, Inc.	273	12,629
Hecla Mining Co.	1,747	11,443
Sensient Technologies Corp.	303	11,137
Olin Corp.	487	10,583
Louisiana-Pacific Corp.*	843	10,537
Chemtura Corp.*	604	10,401
HB Fuller Co.	306	9,388
PolyOne Corp.	553	9,163
Stillwater Mining Co.*	709	8,359
Minerals Technologies, Inc.	111	7,873
Buckeye Technologies, Inc.	245	7,855
Georgia Gulf Corp.	212	7,678
SunCoke Energy, Inc.*	430	6,931
Worthington Industries, Inc.	316	6,844
Kaiser Aluminum Corp.	115	6,715
Balchem Corp.	181	6,648
Resolute Forest Products*	500	6,500
Innophos Holdings, Inc.	130	6,304
Schweitzer-Mauduit International, Inc.	184	6,070
American Vanguard Corp.	172	5,986
Graphic Packaging Holding Co.*	1,024	5,949
Clearwater Paper Corp.*	139	5,742
Globe Specialty Metals, Inc.	375	5,708
KapStone Paper and Packaging Corp.*	250	5,598
McEwen Mining, Inc.*	1,205	5,532
Texas Industries, Inc.	134	5,447
Boise, Inc.	620	5,431
Stepan Co.	54	5,190
AMCOL International Corp.	153	5,184
Kraton Performance Polymers, Inc.*	193	5,037
Calgon Carbon Corp.*	344	4,923
LSB Industries, Inc.*	112	4,913
Innospec, Inc.*	142	4,817
PH Glatfelter Co.	266	4,737
RTI International Metals, Inc.*	188	4,501
Deltic Timber Corp.	68	4,438
Koppers Holdings, Inc.	126	4,401
Schnitzer Steel Industries, Inc. — Class A	150	4,223
A. Schulman, Inc.	176	4,192
Gold Resource Corp.	184	3,947
Haynes International, Inc.	74	3,859
Flotek Industries, Inc.*	299	3,788
OM Group, Inc.*	195	3,615
Quaker Chemical Corp.	76	3,547
AK Steel Holding Corp.	680	3,264
TPC Group, Inc.*	78	3,183
Myers Industries, Inc.	203	3,171
Golden Star Resources Ltd.*	1,588	3,128
Materion Corp.	128	3,046
Neenah Paper, Inc.	94	2,692
Tredegar Corp.	144	2,555
Wausau Paper Corp.	273	2,528
Horsehead Holding Corp.*	265	2,475
Headwaters, Inc.*	373	2,454
Hawkins, Inc.	58	2,410
Century Aluminum Co.*	315	2,252
OMNOVA Solutions, Inc.*	282	2,135
Paramount Gold and Silver Corp.*	796	2,117
Zep, Inc.	132	1,996
Ferro Corp.*	533	1,828
Landec Corp.*	153	1,752
Universal Stainless & Alloy*	46	1,709
ADA-ES, Inc.*	60	1,417
FutureFuel Corp.	115	1,393
Noranda Aluminum Holding Corp.	201	1,345
AEP Industries, Inc.*	22	1,333
AM Castle & Co.*	106	1,324
General Moly, Inc.*	413	1,309
Vista Gold Corp.*	357	1,296
Midway Gold Corp.*	782	1,282
Zoltek Companies, Inc.*	165	1,269
Arabian American Development Co.*	120	1,175
Gold Reserve, Inc. — Class A*	320	1,037
Spartech Corp.*	189	1,011
Olympic Steel, Inc.	58	979
US Silica Holdings, Inc.*	72	976

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 62.5% (continued)
Materials - 3.1% (continued)
Metals USA Holdings Corp.*	71	$949
KMG Chemicals, Inc.	51	944
Golden Minerals Co.*	176	919
Chase Corp.	42	772
US Antimony Corp.*	330	644
Handy & Harman Ltd.*	38	562
Revett Minerals, Inc.*	157	559
UFP Technologies, Inc.*	30	528
United States Lime & Minerals, Inc.*	9	434
GSE Holding, Inc.*	52	408
Total Materials		368,295
Utilities - 2.3%
Cleco Corp.	372	15,617
Piedmont Natural Gas Company, Inc.	434	14,096
IDACORP, Inc.	309	13,370
WGL Holdings, Inc.	311	12,518
Portland General Electric Co.	462	12,492
Southwest Gas Corp.	279	12,332
GenOn Energy, Inc.*	4,730	11,966
New Jersey Resources Corp.	253	11,567
UIL Holdings Corp.	306	10,973
Atlantic Power Corp.	700	10,472
PNM Resources, Inc.	491	10,326
UNS Energy Corp.	246	10,298
South Jersey Industries, Inc.	183	9,686
ALLETE, Inc.	231	9,642
Black Hills Corp.	269	9,568
Avista Corp.	359	9,241
El Paso Electric Co.	241	8,254
Northwest Natural Gas Co.	166	8,174
NorthWestern Corp.	221	8,007
MGE Energy, Inc.	142	7,525
CH Energy Group, Inc.	89	5,804
Laclede Group, Inc.	134	5,762
Empire District Electric Co.	255	5,495
Otter Tail Corp.	224	5,345
American States Water Co.	114	5,066
California Water Service Group	259	4,830
Chesapeake Utilities Corp.	61	2,889
Unitil Corp.	83	2,259
SJW Corp.	84	2,130
Ormat Technologies, Inc.	109	2,044
Connecticut Water Service, Inc.	56	1,786
Middlesex Water Co.	93	1,782
York Water Co.	78	1,431
Artesian Resources Corp. — Class A	49	1,138
Cadiz, Inc.*	83	806
Consolidated Water Company Ltd.	94	777
Delta Natural Gas Company, Inc.	40	774
Genie Energy Ltd. — Class B	90	645
American DG Energy, Inc.*	150	389
Total Utilities		267,276
Consumer Staples - 2.3%
United Natural Foods, Inc.*	303	17,710
Hain Celestial Group, Inc.*	229	14,428
Casey's General Stores, Inc.	235	13,429
Darling International, Inc.*	718	13,133
TreeHouse Foods, Inc.*	219	11,498
Harris Teeter Supermarkets, Inc.	272	10,564
B&G Foods, Inc. — Class A	296	8,972
Lancaster Colony Corp.	117	8,570
PriceSmart, Inc.	109	8,253
Elizabeth Arden, Inc.*	158	7,463
Universal Corp.	143	7,282
Snyders-Lance, Inc.	273	6,825
Sanderson Farms, Inc.	136	6,034
Fresh Del Monte Produce, Inc.	235	6,016
Boston Beer Company, Inc. — Class A*	51	5,710
Vector Group Ltd.	341	5,661
Spectrum Brands Holdings, Inc.	136	5,440
WD-40 Co.	101	5,317
Prestige Brands Holdings, Inc.*	309	5,241
Post Holdings, Inc.*	170	5,110
J&J Snack Foods Corp.	88	5,045
Rite Aid Corp.*	4,042	4,729
Andersons, Inc.	116	4,369
Smart Balance, Inc.*	359	4,337
Tootsie Roll Industries, Inc.[1]	145	3,912
Cal-Maine Foods, Inc.	85	3,820
SUPERVALU, Inc.[1]	1,300	3,133
Star Scientific, Inc.*	888	3,072
Dole Food Company, Inc.*	217	3,045
Weis Markets, Inc.	68	2,878
Central Garden and Pet Co. — Class A*	234	2,827
Diamond Foods, Inc.	133	2,503
Susser Holdings Corp.*	64	2,315
Spartan Stores, Inc.	143	2,189
Medifast, Inc.*	83	2,170
Chiquita Brands International, Inc.*	280	2,139
Coca-Cola Bottling Company Consolidated	31	2,111
Harbinger Group, Inc.*	250	2,108
Pantry, Inc.*	143	2,081
Schiff Nutrition International, Inc.*	84	2,032
Village Super Market, Inc. — Class A	54	1,985
Inter Parfums, Inc.	105	1,922
USANA Health Sciences, Inc.*	41	1,905
Pilgrim's Pride Corp.*	369	1,886
Calavo Growers, Inc.	72	1,800
Alliance One International, Inc.*	534	1,725
Seneca Foods Corp. — Class A*	57	1,702
Nash Finch Co.	73	1,491
Annie's, Inc.*	30	1,345
Ingles Markets, Inc. — Class A	75	1,226
Central European Distribution Corp.*	408	1,163
Revlon, Inc. — Class A*	72	1,112
Nature's Sunshine Products, Inc.	66	1,078
National Beverage Corp.*	70	1,061
Chefs' Warehouse, Inc.*	64	1,048
Limoneira Co.	49	903

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 62.5% (continued)
Consumer Staples - 2.3% (continued)
Nutraceutical International Corp.*	56	$883
Female Health Co.	120	858
Omega Protein Corp.*	121	830
Roundy's, Inc.	121	732
Orchids Paper Products Co.	40	722
John B Sanfilippo & Son, Inc.*	50	651
Griffin Land & Nurseries, Inc.	19	641
Oil-Dri Corporation of America	27	625
Alico, Inc.	19	593
Synutra International, Inc.*	110	508
Craft Brew Alliance, Inc.*	63	495
Inventure Foods, Inc.*	80	455
Farmer Bros Co.*	46	437
Westway Group, Inc.*	70	433
Arden Group, Inc. — Class A	4	388
Lifeway Foods, Inc.	33	314
Total Consumer Staples		266,388
Telecommunication Services - 0.5%
Cincinnati Bell, Inc.*	1,212	6,907
Cogent Communications Group, Inc.	290	6,668
Consolidated Communications Holdings, Inc.	250	4,298
Premiere Global Services, Inc.*	304	2,842
8x8, Inc.*	428	2,808
Shenandoah Telecommunications Co.	146	2,570
Atlantic Tele-Network, Inc.	58	2,493
Leap Wireless International, Inc.*	334	2,278
Vonage Holdings Corp.*	972	2,216
magicJack VocalTec Ltd.*	90	2,208
Iridium Communications, Inc.*	300	2,196
General Communication, Inc. — Class A*	224	2,195
USA Mobility, Inc.	137	1,626
Cbeyond, Inc.*	163	1,607
Neutral Tandem, Inc.*	168	1,576
NTELOS Holdings Corp.	88	1,529
inContact, Inc.*	187	1,219
Towerstream Corp.*	287	1,165
Primus Telecommunications Group, Inc.	70	1,069
Hawaiian Telcom Holdco, Inc.*	60	1,064
Fairpoint Communications, Inc.*	129	975
IDT Corp. — Class B	92	945
HickoryTech Corp.	79	836
ORBCOMM, Inc.*	222	830
Boingo Wireless, Inc.*	101	802
Lumos Networks Corp.	98	770
Total Telecommunication Services		55,692
Total Common Stocks
(Cost $6,278,860)		7,340,091
WARRANTS†† - 0.0%
Magnum Hunter Resources Corp.
$10.50, 10/14/13*	13	–
Total Warrants
(Cost $–)		–

RIGHTS†† - 0.0%
Hampton Roads Bankshares, Inc.
Expires 09/30/12*	20	16
Green Bankshares, Inc.
Expires 09/30/20*	80	–
Total Rights
(Cost $25)		16
CLOSED-END FUNDS† - 0.0%
Firsthand Technology Value Fund, Inc.*	50	872
Total Closed-End Funds
(Cost $894)		872

	Face Amount
REPURCHASE AGREEMENTS††,2 - 39.1%
Credit Suisse Group issued 09/28/12 at 0.12% due 10/01/12[3]	$1,707,774	1,707,774
HSBC Group issued 09/28/12 at 0.17% due 10/01/12	962,450	962,450
Mizuho Financial Group, Inc. issued 09/28/12 at 0.17% due 10/01/12	962,450	962,450
Deutsche Bank issued 09/28/12 at 0.12% due 10/01/12	962,450	962,450
Total Repurchase Agreements
(Cost $4,595,124)		4,595,124
SECURITIES LENDING COLLATERAL††,4 - 0.1%
RBS Securities, Inc. issued 09/28/12 at 0.24% due 10/01/12	7,181	7,181
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 09/28/12 at 0.15% due 10/01/12	7,067	7,067
Total Securities Lending Collateral
(Cost $14,248)		14,248
Total Investments - 101.7%
(Cost $10,889,151)		$11,950,351
Other Assets & Liabilities, net - (1.7)%		(201,967)
Total Net Assets - 100.0%		$11,748,384

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
December 2012 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $750,780)	9	$(11,606)

	Units
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International October 2012 Russell 2000 Index Swap, Terminating 10/29/12[5] (Notional Value $3,033,832)	3,623	$7,357
Credit Suisse Capital, LLC October 2012 Russell 2000 Index Swap, Terminating 10/31/12[5] (Notional Value $1,318,798)	1,575	(9,561)
Barclays Bank plc October 2012 Russell 2000 Index Swap, Terminating 10/31/12[5] (Notional Value $5,131,147)	6,127	(37,157)
(Total Notional Value $9,483,777)		$(39,361)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at September 30, 2012 - See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2012.
[4]	Securities lending collateral - See Note 4.
[5]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc	Public Limited Company
REIT	Real Estate Investment Trust

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 54.1%
Financials - 11.6%
Ocwen Financial Corp.*	221	$6,057
Starwood Property Trust, Inc.	239	5,561
Two Harbors Investment Corp.	445	5,228
Omega Healthcare Investors, Inc.	226	5,136
First American Financial Corp.	227	4,918
Highwoods Properties, Inc.	150	4,892
LaSalle Hotel Properties	183	4,884
Invesco Mortgage Capital, Inc.	242	4,870
Hancock Holding Co.	157	4,859
Entertainment Properties Trust	102	4,532
Prosperity Bancshares, Inc.	104	4,432
CNO Financial Group, Inc.	444	4,286
Alterra Capital Holdings Ltd.	177	4,238
Susquehanna Bancshares, Inc.	396	4,142
RLJ Lodging Trust	219	4,141
Texas Capital Bancshares, Inc.*	80	3,977
Healthcare Realty Trust, Inc.	168	3,872
American Realty Capital Trust, Inc.	330	3,872
Colonial Properties Trust	181	3,810
Stifel Financial Corp.*	113	3,797
Washington Real Estate Investment Trust	139	3,728
Webster Financial Corp.	153	3,626
UMB Financial Corp.	71	3,456
Trustmark Corp.	140	3,408
DiamondRock Hospitality Co.	352	3,390
FirstMerit Corp.	230	3,388
CYS Investments, Inc.	239	3,368
Apollo Investment Corp.	427	3,359
Sovran Self Storage, Inc.	58	3,355
DCT Industrial Trust, Inc.	516	3,339
FNB Corp.	294	3,296
Potlatch Corp.	88	3,289
CubeSmart	255	3,282
RLI Corp.	49	3,266
EastGroup Properties, Inc.	59	3,139
DuPont Fabros Technology, Inc.	124	3,131
Platinum Underwriters Holdings Ltd.	76	3,106
Greenhill & Company, Inc.	60	3,105
Glimcher Realty Trust	291	3,075
Umpqua Holdings Corp.	233	3,003
Wintrust Financial Corp.	79	2,968
Medical Properties Trust, Inc.	284	2,968
Primerica, Inc.	102	2,921
First Cash Financial Services, Inc.*	63	2,899
Prospect Capital Corp.	251	2,891
IBERIABANK Corp.	63	2,885
Westamerica Bancorporation	61	2,870
Cathay General Bancorp	166	2,865
BancorpSouth, Inc.	194	2,860
ARMOUR Residential REIT, Inc.	372	2,850
National Health Investors, Inc.	54	2,778
Old National Bancorp	203	2,763
Sunstone Hotel Investors, Inc.*	246	2,706
PS Business Parks, Inc.	40	2,673
Pebblebrook Hotel Trust	112	2,620
United Bankshares, Inc.	104	2,591
Capstead Mortgage Corp.	192	2,590
MarketAxess Holdings, Inc.	81	2,560
Northwest Bancshares, Inc.	208	2,543
Equity One, Inc.	120	2,527
First Financial Bankshares, Inc.	69	2,486
PHH Corp.*	122	2,483
Cash America International, Inc.	64	2,468
Redwood Trust, Inc.	170	2,458
Lexington Realty Trust	252	2,434
Montpelier Re Holdings Ltd.	110	2,434
First Industrial Realty Trust, Inc.*	184	2,418
EZCORP, Inc. — Class A*	104	2,385
Sun Communities, Inc.	54	2,382
Glacier Bancorp, Inc.	151	2,353
National Penn Bancshares, Inc.	257	2,341
MB Financial, Inc.	116	2,291
Financial Engines, Inc.*	96	2,287
Strategic Hotels & Resorts, Inc.*	376	2,260
Acadia Realty Trust	91	2,259
Community Bank System, Inc.	80	2,255
CVB Financial Corp.	187	2,233
Selective Insurance Group, Inc.	115	2,184
International Bancshares Corp.	113	2,153
Walter Investment Management Corp.*	58	2,147
Education Realty Trust, Inc.	194	2,115
Bank of the Ozarks, Inc.	61	2,103
LTC Properties, Inc.	66	2,102
PrivateBancorp, Inc. — Class A	129	2,063
BBCN Bancorp, Inc.*	163	2,055
First Financial Bancorp	118	1,995
First Midwest Bancorp, Inc.	158	1,983
Symetra Financial Corp.	161	1,980
Anworth Mortgage Asset Corp.	287	1,952
Fifth Street Finance Corp.	177	1,943
Pennsylvania Real Estate Investment Trust	122	1,935
Provident Financial Services, Inc.	122	1,925
PennyMac Mortgage Investment Trust	82	1,916
American Capital Mortgage Investment Corp.	74	1,860
Government Properties Income Trust	79	1,849
Argo Group International Holdings Ltd.	56	1,814
Astoria Financial Corp.	183	1,808
NorthStar Realty Finance Corp.	283	1,800
American Assets Trust, Inc.	67	1,795
Investors Bancorp, Inc.*	97	1,769
Hersha Hospitality Trust — Class A	360	1,764
Park National Corp.	25	1,751
Solar Capital Ltd.	76	1,742
Credit Acceptance Corp.*	20	1,710
Alexander's, Inc.	4	1,710
Evercore Partners, Inc. — Class A	63	1,701
Franklin Street Properties Corp.	152	1,683
DFC Global Corp.*	96	1,646

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 54.1% (continued)
Financials - 11.6% (continued)
Home BancShares, Inc.	48	$1,636
Sabra Health Care REIT, Inc.	81	1,621
World Acceptance Corp.*	24	1,619
NBT Bancorp, Inc.	73	1,611
Columbia Banking System, Inc.	86	1,594
Enstar Group Ltd.*	16	1,594
Boston Private Financial Holdings, Inc.	164	1,573
Infinity Property & Casualty Corp.	26	1,570
First Commonwealth Financial Corp.	221	1,558
Cousins Properties, Inc.	195	1,548
Citizens Republic Bancorp, Inc.*	80	1,548
BlackRock Kelso Capital Corp.	159	1,545
Horace Mann Educators Corp.	85	1,539
Greenlight Capital Re Ltd. — Class A*	61	1,510
Main Street Capital Corp.	51	1,505
American Equity Investment Life Holding Co.	129	1,500
Investors Real Estate Trust	181	1,497
Amtrust Financial Services, Inc.	58	1,494
CreXus Investment Corp.	138	1,492
Triangle Capital Corp.	58	1,488
iStar Financial, Inc.*	178	1,474
Tower Group, Inc.	76	1,474
National Financial Partners Corp.*	87	1,470
Pinnacle Financial Partners, Inc.*	76	1,468
Western Alliance Bancorporation*	142	1,448
Oritani Financial Corp.	96	1,445
PacWest Bancorp	61	1,426
ViewPoint Financial Group, Inc.	74	1,419
Chemical Financial Corp.	58	1,404
Colony Financial, Inc.	72	1,403
Chesapeake Lodging Trust	70	1,391
Independent Bank Corp.	46	1,384
Associated Estates Realty Corp.	91	1,380
First Potomac Realty Trust	107	1,378
Banco Latinoamericano de Comercio Exterior S.A. — Class E	62	1,370
Hudson Pacific Properties, Inc.	74	1,369
Nationstar Mortgage Holdings, Inc.*	40	1,327
Retail Opportunity Investments Corp.	103	1,326
Sterling Financial Corp.	59	1,314
Inland Real Estate Corp.	157	1,295
PennantPark Investment Corp.	122	1,294
Brookline Bancorp, Inc.	146	1,288
Employers Holdings, Inc.	69	1,265
Nelnet, Inc. — Class A	52	1,234
Ramco-Gershenson Properties Trust	97	1,215
Dynex Capital, Inc.	113	1,215
Apollo Residential Mortgage, Inc.	55	1,212
FelCor Lodging Trust, Inc.*	255	1,209
SCBT Financial Corp.	30	1,208
KBW, Inc.	73	1,202
Radian Group, Inc.	277	1,202
Universal Health Realty Income Trust	26	1,195
Safety Insurance Group, Inc.	26	1,193
Cohen & Steers, Inc.	40	1,185
Forestar Group, Inc.*	71	1,183
Hercules Technology Growth Capital, Inc.	107	1,178
City Holding Co.	32	1,147
Berkshire Hills Bancorp, Inc.	49	1,121
Virtus Investment Partners, Inc.*	13	1,118
Hilltop Holdings, Inc.*	87	1,106
State Bank Financial Corp.	67	1,105
Coresite Realty Corp.	41	1,105
TrustCo Bank Corp. NY	193	1,104
PICO Holdings, Inc.*	48	1,095
Banner Corp.	40	1,084
Navigators Group, Inc.*	22	1,083
United Fire Group, Inc.	43	1,080
Renasant Corp.	55	1,078
Kennedy-Wilson Holdings, Inc.	77	1,076
Flushing Financial Corp.	67	1,059
AMERISAFE, Inc.*	39	1,058
WesBanco, Inc.	51	1,056
Resource Capital Corp.	179	1,053
Community Trust Bancorp, Inc.	29	1,031
HFF, Inc. — Class A*	69	1,028
BGC Partners, Inc. — Class A	209	1,024
Sandy Spring Bancorp, Inc.	53	1,020
Urstadt Biddle Properties, Inc. — Class A	50	1,012
Getty Realty Corp.	56	1,005
S&T Bancorp, Inc.	57	1,004
Lakeland Financial Corp.	36	994
Monmouth Real Estate Investment Corp. — Class A	88	985
Dime Community Bancshares, Inc.	68	982
Flagstone Reinsurance Holdings S.A.	113	971
Maiden Holdings Ltd.	109	969
Ashford Hospitality Trust, Inc.	114	958
Duff & Phelps Corp. — Class A	68	925
West Coast Bancorp*	41	923
Oriental Financial Group, Inc.	86	905
Simmons First National Corp. — Class A	37	901
AG Mortgage Investment Trust, Inc.	37	893
Citizens, Inc.*	85	892
Tejon Ranch Co.*	29	871
TowneBank	56	858
Heartland Financial USA, Inc.	31	845
First Merchants Corp.	56	841
Piper Jaffray Cos.*	33	840
Hanmi Financial Corp.*	65	833
Cardinal Financial Corp.	58	829
ICG Group, Inc.*	81	823
Washington Trust Bancorp, Inc.	31	814
Epoch Holding Corp.	35	809
Stewart Information Services Corp.	40	806

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 54.1% (continued)
Financials - 11.6% (continued)
WisdomTree Investments, Inc.*	120	$804
TICC Capital Corp.	77	801
eHealth, Inc.*	42	788
Wilshire Bancorp, Inc.*	125	788
Southside Bancshares, Inc.	36	785
STAG Industrial, Inc.	48	780
Meadowbrook Insurance Group, Inc.	101	777
Rockville Financial, Inc.	63	772
Excel Trust, Inc.	66	754
First Financial Corp.	24	752
MCG Capital Corp.	162	747
CapLease, Inc.	143	739
First Busey Corp.	151	737
Campus Crest Communities, Inc.	68	734
FBL Financial Group, Inc. — Class A	22	730
United Community Banks, Inc.*	87	730
Rouse Properties, Inc.	50	718
1st Source Corp.	32	713
Saul Centers, Inc.	16	710
Safeguard Scientifics, Inc.*	45	706
Investment Technology Group, Inc.*	81	705
GAMCO Investors, Inc. — Class A	14	697
Provident New York Bancorp	74	696
EverBank Financial Corp.	50	689
Beneficial Mutual Bancorp, Inc.*	72	688
Union First Market Bankshares Corp.	44	685
NewStar Financial, Inc.*	57	683
German American Bancorp, Inc.	28	675
OneBeacon Insurance Group Ltd. — Class A	50	672
StellarOne Corp.	51	671
Netspend Holdings, Inc.*	68	668
Taylor Capital Group, Inc.*	39	668
Univest Corporation of Pennsylvania	37	666
MVC Capital, Inc.	52	666
Sterling Bancorp	67	665
First BanCorp*	150	663
Apollo Commercial Real Estate Finance, Inc.	38	659
Tompkins Financial Corp.	16	648
Bancorp, Inc.*	63	647
Winthrop Realty Trust	60	647
Central Pacific Financial Corp.*	45	644
Cedar Realty Trust, Inc.	121	639
Agree Realty Corp.	25	637
Camden National Corp.	17	630
Trico Bancshares	38	628
Presidential Life Corp.	45	627
Eagle Bancorp, Inc.*	37	619
Great Southern Bancorp, Inc.	20	618
Ameris Bancorp*	49	617
Green Dot Corp. — Class A*	50	612
MGIC Investment Corp.*	397	607
BancFirst Corp.	14	601
Kite Realty Group Trust	116	592
SY Bancorp, Inc.	25	592
Baldwin & Lyons, Inc. — Class B	24	574
RAIT Financial Trust	109	572
Lakeland Bancorp, Inc.	55	569
Federal Agricultural Mortgage Corp. — Class C	22	566
Centerstate Banks, Inc.	63	562
Arrow Financial Corp.	22	561
Capital Southwest Corp.	5	560
Financial Institutions, Inc.	30	559
International. FCStone, Inc.*	29	553
MainSource Financial Group, Inc.	43	552
Territorial Bancorp, Inc.	24	551
Knight Capital Group, Inc. — Class A*	205	549
Arlington Asset Investment Corp. — Class A	23	549
Hudson Valley Holding Corp.	32	546
OmniAmerican Bancorp, Inc.*	24	546
WSFS Financial Corp.	13	537
CoBiz Financial, Inc.	76	532
Citizens & Northern Corp.	27	529
Franklin Financial Corp.*	31	529
First Connecticut Bancorp, Inc.	39	527
Peoples Bancorp, Inc.	23	526
Global Indemnity plc — Class A*	24	525
State Auto Financial Corp.	32	524
Bryn Mawr Bank Corp.	23	516
Northfield Bancorp, Inc.	32	513
Summit Hotel Properties, Inc.	60	512
Heritage Financial Corp.	34	511
Bank of Marin Bancorp	12	510
First Interstate Bancsystem, Inc. — Class A	34	509
Cowen Group, Inc. — Class A*	188	508
Medley Capital Corp.	36	507
First Community Bancshares, Inc.	33	504
First of Long Island Corp.	16	493
Select Income REIT	20	492
United Financial Bancorp, Inc.	34	492
Republic Bancorp, Inc. — Class A	22	483
Washington Banking Co.	34	482
CNB Financial Corp.	27	473
Homeowners Choice, Inc.	20	470
BofI Holding, Inc.*	18	469
Parkway Properties, Inc.	35	468
Southwest Bancorp, Inc.*	43	467
Bridge Bancorp, Inc.	20	466
National Bankshares, Inc.	14	465
Virginia Commerce Bancorp, Inc.*	53	464
Bank Mutual Corp.	101	460
OceanFirst Financial Corp.	31	455
Calamos Asset Management, Inc. — Class A	39	454
American National Bankshares, Inc.	20	452

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 54.1% (continued)
Financials - 11.6% (continued)
Enterprise Financial Services Corp.	33	$449
GFI Group, Inc.	141	448
Western Asset Mortgage Capital Corp.	20	444
Terreno Realty Corp.	28	442
SeaBright Holdings, Inc.	40	440
Gladstone Commercial Corp.	24	438
Fox Chase Bancorp, Inc.	28	437
KCAP Financial, Inc.	47	435
1st United Bancorp, Inc.*	67	432
Solar Senior Capital Ltd.	24	430
Golub Capital BDC, Inc.	27	429
Westwood Holdings Group, Inc.	11	429
First Financial Holdings, Inc.	33	429
Westfield Financial, Inc.	57	427
Preferred Bank/Los Angeles CA*	30	425
Home Loan Servicing Solutions Ltd.	26	423
One Liberty Properties, Inc.	22	410
West Bancorporation, Inc.	34	410
Thomas Properties Group, Inc.	70	407
BankFinancial Corp.	46	404
Gladstone Capital Corp.	46	403
FXCM, Inc. — Class A	42	401
C&F Financial Corp.	10	394
SWS Group, Inc.*	64	391
Medallion Financial Corp.	33	390
Home Federal Bancorp, Inc.	34	385
First Bancorp	33	380
Metro Bancorp, Inc.*	30	380
THL Credit, Inc.	27	379
Gladstone Investment Corp.	48	375
American Safety Insurance Holdings Ltd.*	20	374
Phoenix Companies, Inc.*	12	368
Oppenheimer Holdings, Inc. — Class A	23	367
First Defiance Financial Corp.	21	362
National Interstate Corp.	14	361
Chatham Lodging Trust	26	361
Bank of Kentucky Financial Corp.	13	361
UMH Properties, Inc.	30	359
Bar Harbor Bankshares	10	357
Pacific Continental Corp.	40	357
Penns Woods Bancorp, Inc.	8	355
Ames National Corp.	17	354
Park Sterling Corp.*	71	351
First California Financial Group, Inc.*	50	348
GSV Capital Corp.*	40	345
Whitestone REIT — Class B	26	343
NGP Capital Resources Co.	46	343
Mercantile Bank Corp.*	20	343
Ares Commercial Real Estate Corp.	20	341
Peapack Gladstone Financial Corp.	20	327
Guaranty Bancorp*	160	323
ESB Financial Corp.	23	321
Sierra Bancorp	26	319
Marlin Business Services Corp.	15	318
MetroCorp Bancshares, Inc.*	30	318
Manning & Napier, Inc. — Class A	26	317
First Bancorp, Inc.	18	316
Mission West Properties, Inc.	36	313
Heritage Commerce Corp.*	45	312
Kearny Financial Corp.	32	312
Bridge Capital Holdings*	20	309
Suffolk Bancorp*	21	308
Walker & Dunlop, Inc.*	20	307
Diamond Hill Investment Group, Inc.	4	307
Kaiser Federal Financial Group, Inc.	20	302
Gramercy Capital Corporation*	100	301
Consolidated-Tomoka Land Co.	9	296
Zillow, Inc. — Class A*	7	295
Horizon Bancorp	10	286
Provident Financial Holdings, Inc.	20	284
Nicholas Financial, Inc.	22	284
Fidus Investment Corp.	17	284
Ladenburg Thalmann Financial Services, Inc.*	215	284
New York Mortgage Trust, Inc.	40	282
Alliance Financial Corp.	7	281
Crawford & Co. — Class B	56	281
Meridian Interstate Bancorp, Inc.*	17	281
FBR & Co.*	90	278
Capital City Bank Group, Inc.	26	277
Pacific Capital Bancorp*	6	275
Center Bancorp, Inc.	23	274
Access National Corp.	20	273
Sun Bancorp, Inc.*	81	273
HomeStreet, Inc.*	7	266
Heritage Financial Group, Inc.	20	263
MidSouth Bancorp, Inc.	16	259
Farmers National Banc Corp.	40	258
BSB Bancorp, Inc.*	20	258
Century Bancorp, Inc. — Class A	8	255
Harris & Harris Group, Inc.*	67	254
AV Homes, Inc.*	17	252
Doral Financial Corp.*	266	250
NASB Financial, Inc.*	10	248
Seacoast Banking Corporation of Florida*	153	243
First Financial Northwest, Inc.*	30	242
First Pactrust Bancorp, Inc.	19	238
FNB United Corp.*	20	238
New Mountain Finance Corp.	16	237
SI Financial Group, Inc.	20	234
Cape Bancorp, Inc.*	25	234
Heritage Oaks Bancorp*	40	230
MidWestOne Financial Group, Inc.	10	215
Hallmark Financial Services*	26	212
EMC Insurance Group, Inc.	10	210
ESSA Bancorp, Inc.	20	208
Merchants Bancshares, Inc.	7	207
Resource America, Inc. — Class A	30	205

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 54.1% (continued)
Financials - 11.6% (continued)
Artio Global Investors, Inc. — Class A	68	$203
Northrim BanCorp, Inc.	10	201
Clifton Savings Bancorp, Inc.	18	198
Kansas City Life Insurance Co.	5	193
Fidelity Southern Corp.	20	189
JMP Group, Inc.	34	187
MicroFinancial, Inc.	20	183
Donegal Group, Inc. — Class A	13	183
Independence Holding Co.	18	181
Home Bancorp, Inc.*	10	180
Middleburg Financial Corp.	10	178
Peoples Federal Bancshares, Inc.	10	173
Regional Management Corp.*	10	173
Enterprise Bancorp, Inc.	10	171
Eastern Insurance Holdings, Inc.	10	168
Horizon Technology Finance Corp.	10	162
TCP Capital Corp.	10	160
Tree.com, Inc.*	10	157
Universal Insurance Holdings, Inc.	39	150
Gain Capital Holdings, Inc.	30	148
National Western Life Insurance Co. — Class A	1	143
Roma Financial Corp.	16	142
Charter Financial Corp.	14	137
Pacific Mercantile Bancorp*	20	131
First Marblehead Corp.*	121	127
Capital Bank Financial Corp. — Class A*	7	125
Fortegra Financial Corp.*	15	119
Waterstone Financial, Inc.*	20	104
CIFC Corp.*	14	102
First Federal Bancshares of Arkansas, Inc.*	10	98
Pzena Investment Management, Inc. — Class A	16	83
Berkshire Bancorp, Inc.*	10	82
California First National Bancorp	4	74
Cascade Bancorp*	11	58
Crescent Financial Bancshares, Inc.*	10	46
Total Financials		539,263
Information Technology - 9.3%
Parametric Technology Corp.*	253	5,516
Wright Express Corp.*	79	5,507
CommVault Systems, Inc.*	92	5,400
Ultimate Software Group, Inc.*	52	5,310
Aruba Networks, Inc.*	232	5,218
Cirrus Logic, Inc.*	131	5,028
Aspen Technology, Inc.*	193	4,989
MAXIMUS, Inc.	74	4,420
FEI Co.	82	4,387
CoStar Group, Inc.*	52	4,241
QLIK Technologies, Inc.*	175	3,922
Convergys Corp.	247	3,869
Microsemi Corp.*	183	3,672
InterDigital, Inc.	97	3,616
Hittite Microwave Corp.*	65	3,605
Anixter International, Inc.	62	3,564
Cavium, Inc.*	105	3,499
Cymer, Inc.*	68	3,471
Semtech Corp.*	137	3,446
ACI Worldwide, Inc.*	81	3,423
Quest Software, Inc.*	120	3,360
OSI Systems, Inc.*	43	3,347
Fair Isaac Corp.	75	3,320
j2 Global, Inc.	101	3,315
Plantronics, Inc.	90	3,180
Cognex Corp.	90	3,112
NETGEAR, Inc.*	81	3,089
3D Systems Corp.*	93	3,054
Arris Group, Inc.*	237	3,031
Mentor Graphics Corp.*	194	3,003
Universal Display Corp.*	86	2,957
MKS Instruments, Inc.	115	2,931
ViaSat, Inc.*	78	2,916
Progress Software Corp.*	136	2,909
ValueClick, Inc.*	169	2,905
CACI International, Inc. — Class A*	56	2,900
Sourcefire, Inc.*	59	2,893
Cardtronics, Inc.*	97	2,889
Acxiom Corp.*	158	2,887
First Solar, Inc.*	130	2,879
Ciena Corp.*	210	2,856
Comverse Technology, Inc.*	460	2,829
Tyler Technologies, Inc.*	64	2,817
JDA Software Group, Inc.*	88	2,797
Sapient Corp.*	259	2,761
VistaPrint N.V.*	80	2,732
Tellabs, Inc.	770	2,726
TiVo, Inc.*	260	2,712
Finisar Corp.*	189	2,703
Heartland Payment Systems, Inc.	85	2,693
Liquidity Services, Inc.*	53	2,661
Kenexa Corp.*	58	2,658
DealerTrack Holdings, Inc.*	94	2,618
BroadSoft, Inc.*	62	2,543
Veeco Instruments, Inc.*	84	2,522
Stratasys, Inc.*	46	2,502
Littelfuse, Inc.	43	2,431
Coherent, Inc.*	52	2,385
Blackbaud, Inc.	99	2,368
Intersil Corp. — Class A	270	2,363
Entegris, Inc.*	289	2,350
International Rectifier Corp.*	140	2,337
Plexus Corp.*	77	2,333
RF Micro Devices, Inc.*	583	2,303
Manhattan Associates, Inc.*	40	2,291
VirnetX Holding Corp.*	90	2,289
QLogic Corp.*	200	2,283
ADTRAN, Inc.	129	2,229
Syntel, Inc.	34	2,122
Euronet Worldwide, Inc.*	111	2,086
LivePerson, Inc.*	114	2,065
Cornerstone OnDemand, Inc.*	67	2,054
OpenTable, Inc.*	49	2,038

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 54.1% (continued)
Information Technology - 9.3% (continued)
Unisys Corp.*	96	$1,999
NIC, Inc.	131	1,939
NetScout Systems, Inc.*	76	1,939
Ancestry.com, Inc.*	63	1,895
Benchmark Electronics, Inc.*	124	1,893
ScanSource, Inc.*	59	1,889
Power Integrations, Inc.	62	1,887
MicroStrategy, Inc. — Class A*	14	1,877
Bottomline Technologies, Inc.*	76	1,876
SYNNEX Corp.*	57	1,857
Monster Worldwide, Inc.*	250	1,833
MTS Systems Corp.	34	1,821
Synaptics, Inc.*	75	1,802
TriQuint Semiconductor, Inc.*	355	1,793
Cabot Microelectronics Corp.	51	1,792
Integrated Device Technology, Inc.*	301	1,770
RealPage, Inc.*	78	1,763
Ultratech, Inc.*	55	1,726
Advent Software, Inc.*	69	1,695
Take-Two Interactive Software, Inc.*	162	1,690
SS&C Technologies Holdings, Inc.*	67	1,689
Electronics for Imaging, Inc.*	101	1,678
CSG Systems International, Inc.*	74	1,664
OmniVision Technologies, Inc.*	114	1,591
EarthLink, Inc.	222	1,581
Insight Enterprises, Inc.*	90	1,573
WebMD Health Corp. — Class A*	110	1,543
Bankrate, Inc.*	99	1,542
Blucora, Inc.*	85	1,514
Ixia*	90	1,446
FARO Technologies, Inc.*	35	1,446
ExlService Holdings, Inc.*	49	1,446
Rogers Corp.*	34	1,440
Ebix, Inc.	61	1,440
Sanmina-SCI Corp.*	169	1,435
Tessera Technologies, Inc.	104	1,423
Loral Space & Communications, Inc.	20	1,422
Synchronoss Technologies, Inc.*	60	1,374
Guidewire Software, Inc.*	44	1,366
GT Advanced Technologies, Inc.*	246	1,341
Monolithic Power Systems, Inc.*	67	1,323
MEMC Electronic Materials, Inc.*	480	1,320
Verint Systems, Inc.*	47	1,290
Emulex Corp.*	178	1,283
Digital River, Inc.*	77	1,283
Rambus, Inc.*	229	1,269
Websense, Inc.*	81	1,268
Brightpoint, Inc.*	141	1,266
Spansion, Inc. — Class A*	106	1,264
iGATE Corp.*	69	1,254
Infinera Corp.*	227	1,244
Web.com Group, Inc.*	69	1,239
ATMI, Inc.*	66	1,226
Ellie Mae, Inc.*	45	1,225
Diodes, Inc.*	72	1,225
Mantech International Corp. — Class A	51	1,224
Monotype Imaging Holdings, Inc.	78	1,216
Volterra Semiconductor Corp.*	55	1,203
Badger Meter, Inc.	32	1,164
Rofin-Sinar Technologies, Inc.*	59	1,164
Park Electrochemical Corp.	46	1,142
Constant Contact, Inc.*	65	1,131
Harmonic, Inc.*	249	1,130
Opnet Technologies, Inc.	33	1,124
LogMeIn, Inc.*	50	1,122
ServiceSource International, Inc.*	109	1,118
comScore, Inc.*	73	1,113
Micrel, Inc.	106	1,105
Measurement Specialties, Inc.*	33	1,088
Brooks Automation, Inc.	135	1,084
Global Cash Access Holdings, Inc.*	134	1,079
Comtech Telecommunications Corp.	39	1,078
Entropic Communications, Inc.*	185	1,077
Advanced Energy Industries, Inc.*	85	1,047
Procera Networks, Inc.*	44	1,034
Cray, Inc.*	81	1,029
United Online, Inc.	185	1,021
Accelrys, Inc.*	117	1,013
TTM Technologies, Inc.*	107	1,009
DTS, Inc.*	42	978
Black Box Corp.	38	969
Active Network, Inc.*	77	965
Vocus, Inc.*	48	963
Lattice Semiconductor Corp.*	246	942
Pegasystems, Inc.	32	929
EPIQ Systems, Inc.	69	926
InvenSense, Inc. — Class A*	77	920
PROS Holdings, Inc.*	47	896
Forrester Research, Inc.	31	892
Higher One Holdings, Inc.*	66	890
Newport Corp.*	79	874
Interactive Intelligence Group, Inc.*	29	871
RealD, Inc.*	96	858
Tangoe, Inc.*	65	853
TeleTech Holdings, Inc.*	50	853
Dice Holdings, Inc.*	100	842
Sonus Networks, Inc.*	447	840
Angie's List, Inc.*	78	825
Silicon Image, Inc.*	179	822
Internap Network Services Corp.*	115	811
TNS, Inc.*	54	807
Intermec, Inc.*	129	801
Cass Information Systems, Inc.	19	797
Responsys, Inc.*	77	788
Methode Electronics, Inc.	81	787
Perficient, Inc.*	65	785
Quantum Corp.*	486	782
MIPS Technologies, Inc. — Class A*	105	776
Power-One, Inc.*	137	767
CTS Corp.	75	755
MoneyGram International, Inc.*	50	747

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 54.1% (continued)
Information Technology - 9.3% (continued)
Imperva, Inc.*	20	$740
Ceva, Inc.*	51	733
Move, Inc.*	85	733
Daktronics, Inc.	77	732
Checkpoint Systems, Inc.*	88	729
Amkor Technology, Inc.*	165	726
Actuate Corp.*	103	724
PDF Solutions, Inc.*	53	724
AuthenTec, Inc.*	90	721
Demand Media, Inc.*	66	717
Rudolph Technologies, Inc.*	66	693
Photronics, Inc.*	129	693
SPS Commerce, Inc.*	18	692
Electro Rent Corp.	39	690
Super Micro Computer, Inc.*	57	686
Nanometrics, Inc.*	49	677
Virtusa Corp.*	38	675
Stamps.com, Inc.*	29	671
Applied Micro Circuits Corp.*	132	668
Oplink Communications, Inc.*	40	662
Extreme Networks*	198	661
Mercury Computer Systems, Inc.*	62	658
Saba Software, Inc.*	65	649
Exar Corp.*	81	648
Anaren, Inc.*	32	640
Symmetricom, Inc.*	91	634
Sycamore Networks, Inc.*	41	631
Avid Technology, Inc.*	65	615
Deltek, Inc.*	47	612
Electro Scientific Industries, Inc.	50	611
Silicon Graphics International Corp.*	67	610
SciQuest, Inc.*	33	601
FormFactor, Inc.*	106	593
LTX-Credence Corp.*	102	587
Fabrinet*	50	580
GSI Group, Inc.*	64	570
Digi International, Inc.*	56	569
Zygo Corp.*	31	567
PLX Technology, Inc.*	98	565
QuinStreet, Inc.*	67	562
Globecomm Systems, Inc.*	50	558
Integrated Silicon Solution, Inc.*	60	556
Calix, Inc.*	86	550
Keynote Systems, Inc.	38	550
CIBER, Inc.*	157	545
Yelp, Inc. — Class A*	20	541
IXYS Corp.*	54	536
VASCO Data Security International, Inc.*	57	535
Computer Task Group, Inc.*	33	534
FSI International, Inc.*	86	533
Envestnet, Inc.*	45	527
STEC, Inc.*	78	527
Kopin Corp.*	136	511
Glu Mobile, Inc.*	110	509
Inphi Corp.*	47	501
Cohu, Inc.	53	498
IntraLinks Holdings, Inc.*	76	497
CalAmp Corp.*	60	493
OCZ Technology Group, Inc.*	140	486
ExactTarget, Inc.*	20	484
Mesa Laboratories, Inc.	10	484
XO Group, Inc.*	57	476
Jive Software, Inc.*	30	471
Maxwell Technologies, Inc.*	58	471
Infoblox, Inc.*	20	465
Sigma Designs, Inc.*	69	456
Seachange International, Inc.*	56	440
Pericom Semiconductor Corp.*	50	434
Lionbridge Technologies, Inc.*	123	433
KEMET Corp.*	98	431
Multi-Fineline Electronix, Inc.*	19	428
support.com, Inc.*	101	427
ShoreTel, Inc.*	103	421
Oclaro, Inc.*	156	421
NVE Corp.*	7	414
Supertex, Inc.*	23	411
KVH Industries, Inc.*	30	405
Telular Corp.	40	396
Bel Fuse, Inc. — Class B	21	392
American Software, Inc. — Class A	48	392
Parkervision, Inc.*	160	374
Guidance Software, Inc.*	33	372
SunPower Corp. — Class A*	80	361
PRGX Global, Inc.*	42	360
Richardson Electronics Ltd.	30	356
Zix Corp.*	123	353
RealNetworks, Inc.*	42	349
Rubicon Technology, Inc.*	36	345
Unwired Planet, Inc.*	179	344
Imation Corp.*	61	341
Immersion Corp.*	62	339
Vishay Precision Group, Inc.*	24	336
Callidus Software, Inc.*	68	335
Market Leader, Inc.*	50	335
Bazaarvoice, Inc.*	21	318
Demandware, Inc.*	10	318
ModusLink Global Solutions, Inc.*	86	317
ePlus, Inc.*	8	314
Intevac, Inc.*	51	312
MaxLinear, Inc. — Class A*	46	308
Echelon Corp.*	78	300
Aviat Networks, Inc.*	124	295
KIT Digital, Inc.*	98	294
Rosetta Stone, Inc.*	23	293
Digimarc Corp.	13	289
Millennial Media, Inc.*	20	287
Limelight Networks, Inc.*	122	285
DSP Group, Inc.*	48	285
Alpha & Omega Semiconductor Ltd.*	33	284
PC-Telephone, Inc.	40	282
Agilysys, Inc.*	32	275
Aeroflex Holding Corp.*	41	272
MoSys, Inc.*	67	271

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 54.1% (continued)
Information Technology - 9.3% (continued)
Ultra Clean Holdings*	47	$268
Mindspeed Technologies, Inc.*	77	266
Travelzoo, Inc.*	11	259
Pervasive Software, Inc.*	30	258
Numerex Corp. — Class A*	22	249
Datalink Corp.*	30	248
iPass, Inc.*	110	242
Axcelis Technologies, Inc.*	228	239
Ubiquiti Networks, Inc.*	20	238
PC Connection, Inc.	20	230
AXT, Inc.*	68	230
Westell Technologies, Inc. — Class A*	106	227
QuickLogic Corp.*	80	224
GSI Technology, Inc.*	45	223
Intermolecular, Inc.*	31	220
NeoPhotonics Corp.*	37	216
Hackett Group, Inc.*	51	213
Tessco Technologies, Inc.	10	212
EPAM Systems, Inc.*	11	208
ANADIGICS, Inc.*	149	207
TeleNav, Inc.*	34	203
Innodata, Inc.*	50	203
STR Holdings, Inc.*	64	198
Key Tronic Corp.*	20	198
TechTarget, Inc.*	32	189
Neonode, Inc.*	50	189
Radisys Corp.*	51	184
Carbonite, Inc.*	25	175
Marchex, Inc. — Class B	44	168
AVG Technologies N.V.*	17	163
FalconStor Software, Inc.*	67	157
QAD, Inc. — Class A*	11	149
Proofpoint, Inc.*	10	149
Viasystems Group, Inc.*	8	138
M/A-COM Technology Solutions Holdings, Inc.*	10	127
Aware, Inc.	20	126
Spark Networks, Inc.*	20	122
Mattersight Corp.*	20	118
Mattson Technology, Inc.*	120	116
Sapiens International Corporation N.V.*	30	109
MeetMe, Inc.*	37	105
Brightcove, Inc.*	9	105
Synacor, Inc.*	10	76
Audience, Inc.*	10	62
Ambient Corp.*	10	53
Envivio, Inc.*	20	44
Total Information Technology		432,122
Industrials - 8.0%
Acuity Brands, Inc.	91	5,759
Genesee & Wyoming, Inc. — Class A*	81	5,416
Alaska Air Group, Inc.*	153	5,363
Dollar Thrifty Automotive Group, Inc.*	61	5,302
Teledyne Technologies, Inc.*	80	5,072
Hexcel Corp.*	209	5,021
Robbins & Myers, Inc.	84	5,006
Woodward, Inc.	143	4,859
AO Smith Corp.	83	4,775
Middleby Corp.*	41	4,741
CLARCOR, Inc.	106	4,731
Old Dominion Freight Line, Inc.*	156	4,704
Chart Industries, Inc.*	63	4,653
Watsco, Inc.	59	4,471
HEICO Corp.	115	4,449
Actuant Corp. — Class A	144	4,121
EMCOR Group, Inc.	143	4,081
Corporate Executive Board Co.	73	3,914
Portfolio Recovery Associates, Inc.*	37	3,865
Applied Industrial Technologies, Inc.	92	3,811
Esterline Technologies Corp.*	67	3,761
Belden, Inc.	100	3,688
Geo Group, Inc.	130	3,597
Moog, Inc. — Class A*	93	3,522
US Airways Group, Inc.*	335	3,504
USG Corp.*	159	3,490
Tetra Tech, Inc.*	132	3,467
EnerSys, Inc.*	98	3,458
Avis Budget Group, Inc.*	223	3,430
Curtiss-Wright Corp.	103	3,368
Healthcare Services Group, Inc.	145	3,316
Advisory Board Co.*	68	3,252
Deluxe Corp.	102	3,118
Franklin Electric Company, Inc.	51	3,085
Brady Corp. — Class A	103	3,016
Beacon Roofing Supply, Inc.*	103	2,935
Barnes Group, Inc.	117	2,926
Acacia Research Corp.*	104	2,851
Atlas Air Worldwide Holdings, Inc.*	52	2,686
Mueller Industries, Inc.	59	2,683
Brink's Co.	100	2,569
HNI Corp.	100	2,551
Granite Construction, Inc.	85	2,441
Simpson Manufacturing Company, Inc.	85	2,433
Watts Water Technologies, Inc. — Class A	64	2,421
Hub Group, Inc. — Class A*	81	2,404
JetBlue Airways Corp.*	491	2,352
MasTec, Inc.*	118	2,325
FTI Consulting, Inc.*	87	2,321
United Stationers, Inc.	89	2,316
Herman Miller, Inc.	118	2,294
ESCO Technologies, Inc.	58	2,253
RBC Bearings, Inc.*	46	2,213
Mine Safety Appliances Co.	59	2,199
Raven Industries, Inc.	74	2,178
TAL International Group, Inc.	64	2,175
II-VI, Inc.*	113	2,149
ABM Industries, Inc.	113	2,140
UniFirst Corp.	32	2,137
Allegiant Travel Co. — Class A*	33	2,091
Kaman Corp.	58	2,080

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 54.1% (continued)
Industrials - 8.0% (continued)
Werner Enterprises, Inc.	95	$2,030
Amerco, Inc.	19	2,021
Briggs & Stratton Corp.	106	1,979
AZZ, Inc.	52	1,975
Forward Air Corp.	64	1,946
On Assignment, Inc.*	95	1,892
Lindsay Corp.	26	1,872
Orbital Sciences Corp.*	126	1,835
Universal Forest Products, Inc.	43	1,786
Tennant Co.	41	1,756
Huron Consulting Group, Inc.*	50	1,741
Cubic Corp.	34	1,702
Knight Transportation, Inc.	117	1,673
Exponent, Inc.*	29	1,656
Aegion Corp. — Class A*	86	1,648
Titan International, Inc.	92	1,625
EnPro Industries, Inc.*	45	1,620
Mueller Water Products, Inc. — Class A	329	1,612
Interface, Inc. — Class A	122	1,612
Trimas Corp.*	66	1,591
Kaydon Corp.	70	1,564
ACCO Brands Corp.*	239	1,551
DigitalGlobe, Inc.*	76	1,550
Korn/Ferry International*	101	1,548
Steelcase, Inc. — Class A	156	1,537
Quanex Building Products Corp.	80	1,507
Knoll, Inc.	105	1,465
Spirit Airlines, Inc.*	85	1,452
AAR Corp.	88	1,445
Swift Transportation Co. — Class A*	166	1,431
McGrath RentCorp	54	1,409
Heartland Express, Inc.	105	1,403
Aircastle Ltd.	123	1,394
Mobile Mini, Inc.*	83	1,387
Rush Enterprises, Inc. — Class A*	72	1,387
Blount International, Inc.*	105	1,382
Encore Capital Group, Inc.*	48	1,356
Team, Inc.*	41	1,306
TrueBlue, Inc.*	83	1,305
Albany International Corp. — Class A	59	1,296
Ceradyne, Inc.	53	1,295
G&K Services, Inc. — Class A	41	1,284
CIRCOR International, Inc.	34	1,284
Astec Industries, Inc.*	40	1,264
Insperity, Inc.	49	1,236
Generac Holdings, Inc.	54	1,236
Resources Connection, Inc.	93	1,219
Apogee Enterprises, Inc.	62	1,216
Sun Hydraulics Corp.	45	1,196
Navigant Consulting, Inc.*	107	1,182
American Science & Engineering, Inc.	18	1,181
GenCorp, Inc.*	124	1,177
Standex International Corp.	26	1,156
SkyWest, Inc.	111	1,147
Sykes Enterprises, Inc.*	85	1,142
RailAmerica, Inc.*	41	1,126
Nortek, Inc.*	20	1,095
Rexnord Corp.*	60	1,093
Encore Wire Corp.	37	1,083
Altra Holdings, Inc.	59	1,074
Dycom Industries, Inc.*	74	1,064
Trex Company, Inc.*	31	1,058
Sauer-Danfoss, Inc.	26	1,045
Griffon Corp.	99	1,020
Wabash National Corp.*	143	1,020
Cascade Corp.	18	985
Great Lakes Dredge & Dock Corp.	127	978
John Bean Technologies Corp.	58	947
Quad/Graphics, Inc.	55	933
Ennis, Inc.	56	919
Comfort Systems USA, Inc.	82	896
Gorman-Rupp Co.	33	891
GeoEye, Inc.*	33	872
Aerovironment, Inc.*	37	868
US Ecology, Inc.	40	863
Primoris Services Corp.	66	861
InnerWorkings, Inc.*	66	859
Gibraltar Industries, Inc.*	67	859
Meritor, Inc.*	200	848
Tutor Perini Corp.*	73	835
Viad Corp.	40	834
Kimball International, Inc. — Class B	68	831
Textainer Group Holdings Ltd.	27	825
ICF International, Inc.*	41	824
Layne Christensen Co.*	42	824
Greenbrier Companies, Inc.*	51	823
MYR Group, Inc.*	41	818
DXP Enterprises, Inc.*	17	812
AAON, Inc.	41	807
Federal Signal Corp.*	126	796
Thermon Group Holdings, Inc.*	31	775
Mistras Group, Inc.*	33	766
H&E Equipment Services, Inc.	63	764
Kforce, Inc.*	63	743
Standard Parking Corp.*	33	740
Taser International, Inc.*	120	724
Global Power Equipment Group, Inc.	39	721
Titan Machinery, Inc.*	35	710
Astronics Corp.*	23	708
Saia, Inc.*	35	705
Kelly Services, Inc. — Class A	54	680
EnerNOC, Inc.*	52	675
Celadon Group, Inc.	41	659
Powell Industries, Inc.*	17	657
LB Foster Co. — Class A	20	647
Multi-Color Corp.	27	625
Capstone Turbine Corp.*	624	624
Douglas Dynamics, Inc.	42	621
GP Strategies Corp.*	32	618
Echo Global Logistics, Inc.*	36	617

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 54.1% (continued)
Industrials - 8.0% (continued)
Kadant, Inc.*	26	$603
Marten Transport Ltd.	34	597
American Railcar Industries, Inc.*	21	595
Columbus McKinnon Corp.*	39	589
Hawaiian Holdings, Inc.*	105	587
CAI International, Inc.*	27	554
RPX Corp.*	48	538
Wesco Aircraft Holdings, Inc.*	39	533
Aceto Corp.	56	529
Roadrunner Transportation Systems, Inc.*	32	518
Northwest Pipe Co.*	21	518
Air Transport Services Group, Inc.*	116	510
National Presto Industries, Inc.	7	510
Builders FirstSource, Inc.*	98	509
Alamo Group, Inc.	15	507
Kratos Defense & Security Solutions, Inc.*	86	502
CBIZ, Inc.*	83	500
XPO Logistics, Inc.*	40	490
Heidrick & Struggles International, Inc.	38	484
Republic Airways Holdings, Inc.*	103	477
CDI Corp.	28	477
Odyssey Marine Exploration, Inc.*	150	474
Accuride Corp.*	101	471
Zipcar, Inc.*	60	467
Furmanite Corp.*	82	466
Lydall, Inc.*	33	465
KEYW Holding Corp.*	37	463
Quality Distribution, Inc.*	50	463
EnergySolutions, Inc.*	169	461
Ameresco, Inc. — Class A*	39	461
Argan, Inc.	26	454
Dynamic Materials Corp.	30	451
SeaCube Container Leasing Ltd.	24	450
FreightCar America, Inc.	25	445
Arkansas Best Corp.	56	444
Orion Marine Group, Inc.*	59	438
Insteel Industries, Inc.	37	434
American Woodmark Corp.*	21	419
Houston Wire & Cable Co.	38	409
Barrett Business Services, Inc.	15	407
NCI Building Systems, Inc.*	40	401
Patriot Transportation Holding, Inc.*	14	390
Commercial Vehicle Group, Inc.*	53	390
Miller Industries, Inc.	24	385
Flow International Corp.*	101	374
Proto Labs, Inc.*	11	372
Pendrell Corp.*	328	371
Consolidated Graphics, Inc.*	14	365
Graham Corp.	20	361
Sterling Construction Company, Inc.*	36	359
American Superconductor Corp.*	86	357
Acorn Energy, Inc.	40	357
Ampco-Pittsburgh Corp.	19	351
Franklin Covey Co.*	29	348
LMI Aerospace, Inc.*	17	347
CRA International, Inc.*	20	346
Schawk, Inc. — Class A	26	339
American Reprographics Co.*	79	337
Michael Baker Corp.*	14	334
PMFG, Inc.*	41	332
Swisher Hygiene, Inc.*	235	324
Dolan Co.*	60	323
Hudson Global, Inc.*	72	321
NN, Inc.*	37	314
Twin Disc, Inc.	17	304
Park-Ohio Holdings Corp.*	14	303
Pacer International, Inc.*	76	302
Rand Logistics, Inc.*	40	302
LSI Industries, Inc.	43	290
Met-Pro Corp.	32	286
Energy Recovery, Inc.*	96	284
FuelCell Energy, Inc.*	321	282
Courier Corp.	23	281
Vicor Corp.	42	280
Hurco Companies, Inc.*	12	275
Preformed Line Products Co.	5	272
Pike Electric Corp.*	34	270
Cenveo, Inc.*	118	270
TMS International Corp. — Class A*	26	257
Genco Shipping & Trading Ltd.*	68	250
TRC Companies, Inc.*	33	248
Casella Waste Systems, Inc. — Class A*	57	244
Heritage-Crystal Clean, Inc.*	12	238
Edgen Group, Inc. — Class A*	30	233
Metalico, Inc.*	88	225
Asset Acceptance Capital Corp.*	30	224
VSE Corp.	9	220
Hill International, Inc.*	50	218
Hardinge, Inc.	20	205
International Shipholding Corp.	12	202
API Technologies Corp.*	70	201
CECO Environmental Corp.	20	195
Universal Truckload Services, Inc.	12	192
Asta Funding, Inc.	20	188
Eastern Co.	10	187
SIFCO Industries, Inc.	10	182
AT Cross Co. — Class A*	18	179
Intersections, Inc.	17	179
WageWorks, Inc.*	10	175
Coleman Cable, Inc.	18	174
Patrick Industries, Inc.*	10	155
Sypris Solutions, Inc.	20	143
PGT, Inc.*	40	131
Willis Lease Finance Corp.*	10	123
BlueLinx Holdings, Inc.*	50	117
Omega Flex, Inc.*	11	117
NL Industries, Inc.	10	115
CPI Aerostructures, Inc.*	10	108
Enphase Energy, Inc.*	20	83
A123 Systems, Inc.*	228	57
Total Industrials		373,769

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 54.1% (continued)
Consumer Discretionary - 7.6%
Cabela's, Inc.*	102	$5,578
Six Flags Entertainment Corp.	87	5,115
Wolverine World Wide, Inc.	105	4,659
Domino's Pizza, Inc.	123	4,637
Rent-A-Center, Inc. — Class A	129	4,525
Vail Resorts, Inc.	78	4,496
Warnaco Group, Inc.*	84	4,361
Sotheby's	138	4,348
Pool Corp.	103	4,283
Brunswick Corp.	185	4,186
Cheesecake Factory, Inc.	117	4,183
HSN, Inc.	82	4,022
Life Time Fitness, Inc.*	87	3,979
Select Comfort Corp.*	123	3,881
Pier 1 Imports, Inc.	207	3,879
ANN, Inc.*	101	3,810
Steven Madden Ltd.*	87	3,804
Dana Holding Corp.	305	3,751
Men's Wearhouse, Inc.	106	3,649
Vitamin Shoppe, Inc.*	62	3,616
Buffalo Wild Wings, Inc.*	41	3,515
Hibbett Sports, Inc.*	58	3,448
Tenneco, Inc.*	123	3,443
Genesco, Inc.*	51	3,403
MDC Holdings, Inc.	84	3,235
Lumber Liquidators Holdings, Inc.*	62	3,142
Children's Place Retail Stores, Inc.*	52	3,120
Coinstar, Inc.*	68	3,059
Group 1 Automotive, Inc.	50	3,012
Crocs, Inc.*	184	2,983
Jos. A. Bank Clothiers, Inc.*	61	2,957
Fifth & Pacific Companies, Inc.*	231	2,952
Express, Inc.*	192	2,845
Cracker Barrel Old Country Store, Inc.	42	2,819
Penske Automotive Group, Inc.	93	2,798
Iconix Brand Group, Inc.*	152	2,772
Lions Gate Entertainment Corp.*	179	2,733
New York Times Co. — Class A*	280	2,733
Ryland Group, Inc.	91	2,730
Meredith Corp.	78	2,730
Ryman Hospitality Properties*	68	2,688
Collective Brands, Inc.*	123	2,670
Jack in the Box, Inc.*	91	2,558
Live Nation Entertainment, Inc.*	295	2,540
Bob Evans Farms, Inc.	64	2,504
Buckle, Inc.	55	2,499
Shutterfly, Inc.*	79	2,459
Finish Line, Inc. — Class A	108	2,456
BJ's Restaurants, Inc.*	54	2,449
Cooper Tire & Rubber Co.	126	2,417
Saks, Inc.*	230	2,371
KB Home	162	2,325
Valassis Communications, Inc.*	94	2,321
Meritage Homes Corp.*	60	2,282
Francesca's Holdings Corp.*	74	2,274
Aeropostale, Inc.*	168	2,273
Jones Group, Inc.	174	2,239
Monro Muffler Brake, Inc.	63	2,217
Helen of Troy Ltd.*	69	2,196
Texas Roadhouse, Inc. — Class A	127	2,172
Marriott Vacations Worldwide Corp.*	60	2,161
Regis Corp.	116	2,132
Arbitron, Inc.	56	2,121
Papa John's International, Inc.*	39	2,083
Grand Canyon Education, Inc.*	87	2,046
Hillenbrand, Inc.	111	2,019
National CineMedia, Inc.	122	1,997
WMS Industries, Inc.*	120	1,965
Shuffle Master, Inc.*	120	1,896
Sturm Ruger & Company, Inc.	38	1,881
Matthews International Corp. — Class A	62	1,849
DineEquity, Inc.*	33	1,848
Peet's Coffee & Tea, Inc.*	25	1,834
Scholastic Corp.	57	1,811
Orient-Express Hotels Ltd. — Class A*	203	1,807
Churchill Downs, Inc.	28	1,756
Cato Corp. — Class A	59	1,753
International Speedway Corp. — Class A	61	1,731
Asbury Automotive Group, Inc.*	61	1,705
Skechers U.S.A., Inc. — Class A*	83	1,693
Ascent Capital Group, Inc. — Class A*	31	1,674
Strayer Education, Inc.	26	1,673
Sonic Automotive, Inc. — Class A	88	1,670
Pinnacle Entertainment, Inc.*	135	1,654
La-Z-Boy, Inc.*	113	1,652
Dorman Products, Inc.*	52	1,639
American Axle & Manufacturing Holdings, Inc.*	143	1,612
Interval Leisure Group, Inc.	84	1,590
Lithia Motors, Inc. — Class A	47	1,566
Smith & Wesson Holding Corp.*	140	1,541
Steiner Leisure Ltd.*	33	1,536
Belo Corp. — Class A	194	1,519
Standard Pacific Corp.*	224	1,514
Office Depot, Inc.*	589	1,508
NACCO Industries, Inc. — Class A	12	1,505
OfficeMax, Inc.	183	1,429
Brown Shoe Company, Inc.	89	1,427
American Public Education, Inc.*	39	1,421
Oxford Industries, Inc.	25	1,411
Stage Stores, Inc.	67	1,411
Stewart Enterprises, Inc. — Class A	159	1,335
Movado Group, Inc.	39	1,315
AFC Enterprises, Inc.*	53	1,304
Columbia Sportswear Co.	24	1,296
Ameristar Casinos, Inc.	72	1,282
iRobot Corp.*	56	1,275
Drew Industries, Inc.*	42	1,269
Sonic Corp.*	123	1,263

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 54.1% (continued)
Consumer Discretionary - 7.6% (continued)
American Greetings Corp. — Class A	74	$1,243
Sinclair Broadcast Group, Inc. — Class A	110	1,233
Core-Mark Holding Company, Inc.	25	1,203
Zumiez, Inc.*	43	1,192
Blue Nile, Inc.*	32	1,187
G-III Apparel Group Ltd.*	33	1,185
Tumi Holdings, Inc.*	50	1,177
Red Robin Gourmet Burgers, Inc.*	36	1,172
K12, Inc.*	56	1,131
True Religion Apparel, Inc.	53	1,130
Ethan Allen Interiors, Inc.	51	1,118
CEC Entertainment, Inc.	37	1,114
Pep Boys-Manny Moe & Jack	109	1,110
Fred's, Inc. — Class A	77	1,095
rue21, Inc.*	34	1,059
Vera Bradley, Inc.*	44	1,049
Scientific Games Corp. — Class A*	124	1,025
Maidenform Brands, Inc.*	49	1,004
Arctic Cat, Inc.*	24	995
LeapFrog Enterprises, Inc. — Class A*	110	992
Ruby Tuesday, Inc.*	136	986
Denny's Corp.*	199	965
Krispy Kreme Doughnuts, Inc.*	120	952
Capella Education Co.*	27	947
Multimedia Games Holding Company, Inc.*	60	944
Quiksilver, Inc.*	269	893
Superior Industries International, Inc.	50	855
Callaway Golf Co.	138	847
America's Car-Mart, Inc.*	18	818
JAKKS Pacific, Inc.	56	816
Gentherm, Inc.*	65	809
Winnebago Industries, Inc.*	64	808
Hot Topic, Inc.	92	800
M/I Homes, Inc.*	41	793
Boyd Gaming Corp.*	112	791
Standard Motor Products, Inc.	41	755
Barnes & Noble, Inc.*	59	754
Beazer Homes USA, Inc.*	208	738
Hovnanian Enterprises, Inc. — Class A*	212	734
Conn's, Inc.*	33	728
Modine Manufacturing Co.*	98	723
Fisher Communications, Inc.*	19	698
EW Scripps Co. — Class A*	65	692
MDC Partners, Inc. — Class A	56	691
Digital Generation, Inc.*	60	682
Shoe Carnival, Inc.	28	659
Libbey, Inc.*	41	647
Cavco Industries, Inc.*	14	642
Harte-Hanks, Inc.	92	638
Town Sports International Holdings, Inc.*	50	619
Universal Technical Institute, Inc.	45	617
Caribou Coffee Company, Inc.*	44	604

Tuesday Morning Corp.*	92	603
Blyth, Inc.	23	598
Bravo Brio Restaurant Group, Inc.*	41	597
Wet Seal, Inc. — Class A*	186	586
Haverty Furniture Companies, Inc.	42	583
Universal Electronics, Inc.*	33	580
NutriSystem, Inc.	55	579
Perry Ellis International, Inc.*	26	573
Fiesta Restaurant Group, Inc.*	36	571
Mattress Firm Holding Corp.*	20	563
Destination Maternity Corp.	30	561
Fuel Systems Solutions, Inc.*	32	550
Caesars Entertainment Corp.*	76	517
CSS Industries, Inc.	25	514
RadioShack Corp.	210	500
Exide Technologies*	161	499
Skullcandy, Inc.*	36	495
Central European Media Enterprises Ltd. — Class A*	76	495
Journal Communications, Inc. — Class A*	94	489
Stein Mart, Inc.*	56	477
World Wrestling Entertainment, Inc. — Class A	59	475
Ruth's Hospitality Group, Inc.*	74	471
Zagg, Inc.*	55	469
Marcus Corp.	42	466
Carmike Cinemas, Inc.*	40	450
PetMed Express, Inc.	44	442
Casual Male Retail Group, Inc.*	92	426
Career Education Corp.*	110	415
Citi Trends, Inc.*	33	414
Body Central Corp.*	39	408
Unifi, Inc.*	31	398
Corinthian Colleges, Inc.*	164	390
bebe stores, Inc.	81	389
Black Diamond, Inc.*	44	386
Bridgepoint Education, Inc.*	38	386
Speedway Motorsports, Inc.	25	385
MarineMax, Inc.*	45	373
Tilly's, Inc. — Class A*	20	367
Federal-Mogul Corp.*	40	366
Johnson Outdoors, Inc. — Class A*	17	364
Spartan Motors, Inc.	72	360
Big 5 Sporting Goods Corp.	36	358
West Marine, Inc.*	33	351
Vitacost.com, Inc.*	50	339
Rentrak Corp.*	20	339
Cumulus Media, Inc. — Class A*	122	334
Entercom Communications Corp. — Class A*	48	329
Jamba, Inc.*	146	326
Saga Communications, Inc. — Class A*	8	324
Isle of Capri Casinos, Inc.*	46	320
Kirkland's, Inc.*	32	318
Steinway Musical Instruments, Inc.*	13	317
Nathan's Famous, Inc.*	10	315

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 54.1% (continued)
Consumer Discretionary - 7.6% (continued)
Mac-Gray Corp.	23	$308
Stoneridge, Inc.*	61	303
Weyco Group, Inc.	12	292
Carriage Services, Inc. — Class A	30	290
Morgans Hotel Group Co.*	45	289
Systemax, Inc.*	24	283
LIN TV Corp. — Class A*	64	282
Gordmans Stores, Inc.*	15	277
McClatchy Co. — Class A*	123	274
Teavana Holdings, Inc.*	21	274
VOXX International Corp. — Class A*	36	269
Nexstar Broadcasting Group, Inc. — Class A*	25	266
Luby's, Inc.*	39	262
Cherokee, Inc.	18	262
Hooker Furniture Corp.	20	260
Bon-Ton Stores, Inc.	27	257
Bassett Furniture Industries, Inc.	20	249
Global Sources Ltd.*	37	243
Overstock.com, Inc.*	23	238
Reading International, Inc. — Class A*	40	236
Culp, Inc.	20	235
hhgregg, Inc.*	34	235
Outdoor Channel Holdings, Inc.	32	233
Einstein Noah Restaurant Group, Inc.	13	230
ReachLocal, Inc.*	18	226
Sealy Corp.*	103	225
Winmark Corp.	4	216
MTR Gaming Group, Inc.*	50	211
Lincoln Educational Services Corp.	50	210
Carrols Restaurant Group, Inc.*	36	207
Flexsteel Industries, Inc.	10	207
Delta Apparel, Inc.*	15	207
RG Barry Corp.	14	206
New York & Company, Inc.*	55	206
1-800-Flowers.com, Inc. — Class A*	55	205
Lifetime Brands, Inc.	17	202
K-Swiss, Inc. — Class A*	58	199
Frisch's Restaurants, Inc.	10	199
Geeknet, Inc.*	10	194
Bluegreen Corp.*	30	188
Red Lion Hotels Corp.*	30	188
Education Management Corp.*	60	187
Martha Stewart Living Omnimedia — Class A	58	178
Monarch Casino & Resort, Inc.*	18	157
Entravision Communications Corp. — Class A	110	147
Shiloh Industries, Inc.	13	146
Collectors Universe, Inc.	10	140
Ignite Restaurant Group, Inc.*	10	139
Orbitz Worldwide, Inc.*	49	125
Crown Media Holdings, Inc. — Class A*	74	124
Premier Exhibitions, Inc.*	50	119
Marine Products Corp.	19	113
Salem Communications Corp. — Class A	20	105
US Auto Parts Network, Inc.*	29	100
Tower International, Inc.*	13	100
CafePress, Inc.*	10	91
National American University Holdings, Inc.	17	85
Perfumania Holdings, Inc.*	10	72
Beasley Broadcasting Group, Inc. — Class A*	10	49
Dial Global, Inc.*	7	19
Total Consumer Discretionary		355,078
Health Care - 7.2%
Pharmacyclics, Inc.*	114	7,352
athenahealth, Inc.*	76	6,974
Cubist Pharmaceuticals, Inc.*	132	6,293
HMS Holdings Corp.*	178	5,952
Align Technology, Inc.*	155	5,729
Seattle Genetics, Inc.*	198	5,336
WellCare Health Plans, Inc.*	94	5,315
Alkermes plc*	252	5,229
Jazz Pharmaceuticals plc*	91	5,189
Medicis Pharmaceutical Corp. — Class A	116	5,019
HealthSouth Corp.*	198	4,763
Cepheid, Inc.*	135	4,659
ViroPharma, Inc.*	147	4,442
STERIS Corp.	125	4,435
Haemonetics Corp.*	54	4,330
Centene Corp.*	111	4,153
Par Pharmaceutical Companies, Inc.*	78	3,898
PAREXEL International Corp.*	126	3,877
Owens & Minor, Inc.	129	3,854
Impax Laboratories, Inc.*	143	3,712
Vivus, Inc.*	208	3,707
West Pharmaceutical Services, Inc.	69	3,662
Arena Pharmaceuticals, Inc.*	410	3,411
Volcano Corp.*	116	3,314
Theravance, Inc.*	123	3,187
Cyberonics, Inc.*	60	3,145
Magellan Health Services, Inc.*	60	3,097
Medicines Co.*	119	3,071
Isis Pharmaceuticals, Inc.*	211	2,969
HeartWare International, Inc.*	31	2,929
Air Methods Corp.*	24	2,865
MWI Veterinary Supply, Inc.*	26	2,774
Chemed Corp.	39	2,702
Masimo Corp.*	109	2,636
Nektar Therapeutics*	243	2,595
Auxilium Pharmaceuticals, Inc.*	103	2,519
PSS World Medical, Inc.*	110	2,506
Immunogen, Inc.*	166	2,424
PDL BioPharma, Inc.	293	2,253
Neogen Corp.*	52	2,220

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 54.1% (continued)
Health Care - 7.2% (continued)
Acorda Therapeutics, Inc.*	85	$2,177
Insulet Corp.*	100	2,158
MedAssets, Inc.*	120	2,136
NuVasive, Inc.*	92	2,108
DexCom, Inc.*	139	2,089
Questcor Pharmaceuticals, Inc.*,1	111	2,054
Ironwood Pharmaceuticals, Inc. — Class A*	160	2,045
Analogic Corp.	26	2,032
Hanger, Inc.*	71	2,026
Amsurg Corp. — Class A*	69	1,958
Medidata Solutions, Inc.*	47	1,951
Wright Medical Group, Inc.*	86	1,901
Alnylam Pharmaceuticals, Inc.*	101	1,898
Orthofix International N.V.*	41	1,835
Sunrise Senior Living, Inc.*	127	1,812
ArthroCare Corp.*	55	1,782
Integra LifeSciences Holdings Corp.*	43	1,767
Dynavax Technologies Corp.*	365	1,737
Luminex Corp.*	89	1,730
Meridian Bioscience, Inc.	90	1,726
Abaxis, Inc.*	47	1,688
NPS Pharmaceuticals, Inc.*	179	1,656
Endologix, Inc.*	118	1,631
CONMED Corp.	57	1,625
Affymax, Inc.*	77	1,622
Quality Systems, Inc.	84	1,558
Akorn, Inc.*	117	1,547
Dendreon Corp.*	320	1,546
Bio-Reference Labs, Inc.*	54	1,543
Molina Healthcare, Inc.*	61	1,534
Team Health Holdings, Inc.*	56	1,519
IPC The Hospitalist Company, Inc.*	33	1,508
Spectrum Pharmaceuticals, Inc.*	128	1,498
Rigel Pharmaceuticals, Inc.*	145	1,486
Momenta Pharmaceuticals, Inc.*	102	1,486
Exelixis, Inc.*	307	1,480
Optimer Pharmaceuticals, Inc.*	103	1,454
ICU Medical, Inc.*	24	1,452
ABIOMED, Inc.*	67	1,406
Halozyme Therapeutics, Inc.*	186	1,406
Emeritus Corp.*	67	1,403
Conceptus, Inc.*	69	1,401
MAKO Surgical Corp.*	80	1,393
NxStage Medical, Inc.*	104	1,374
Merit Medical Systems, Inc.*	92	1,374
Accretive Health, Inc.*	114	1,272
Exact Sciences Corp.*	115	1,266
Greatbatch, Inc.*	52	1,265
InterMune, Inc.*	139	1,247
Cantel Medical Corp.	46	1,246
Kindred Healthcare, Inc.*	107	1,218
Genomic Health, Inc.*	35	1,214
Acadia Healthcare Company, Inc.*	50	1,193
Quidel Corp.*	62	1,174
HealthStream, Inc.*	41	1,167
Ensign Group, Inc.	38	1,163
Achillion Pharmaceuticals, Inc.*	111	1,156
Landauer, Inc.	19	1,135
OraSure Technologies, Inc.*	100	1,112
Computer Programs & Systems, Inc.	20	1,111
Neurocrine Biosciences, Inc.*	139	1,109
Spectranetics Corp.*	75	1,106
National Healthcare Corp.	23	1,098
Array BioPharma, Inc.*	185	1,084
Accuray, Inc.*	152	1,076
Synageva BioPharma Corp.*	20	1,069
Santarus, Inc.*	119	1,057
Omnicell, Inc.*	73	1,015
Invacare Corp.	68	962
Lexicon Pharmaceuticals, Inc.*	414	960
Infinity Pharmaceuticals, Inc.*	40	942
ExamWorks Group, Inc.*	63	940
Opko Health, Inc.*	224	936
AVANIR Pharmaceuticals, Inc. — Class A*	282	902
Capital Senior Living Corp.*	62	897
Metropolitan Health Networks, Inc.*	96	897
AMN Healthcare Services, Inc.*	89	895
Triple-S Management Corp. — Class B*	42	878
Select Medical Holdings Corp.*	77	865
XenoPort, Inc.*	75	860
Sequenom, Inc.*	243	858
BioScrip, Inc.*	94	856
Healthways, Inc.*	73	855
Antares Pharma, Inc.*	195	850
Vanguard Health Systems, Inc.*	68	841
Natus Medical, Inc.*	64	836
AMAG Pharmaceuticals, Inc.*	47	834
Amedisys, Inc.*	60	829
MAP Pharmaceuticals, Inc.*	53	825
PharMerica Corp.*	65	823
AVEO Pharmaceuticals, Inc.*	79	822
Symmetry Medical, Inc.*	80	791
Emergent Biosolutions, Inc.*	55	782
Celldex Therapeutics, Inc.*	123	775
ZIOPHARM Oncology, Inc.*	140	763
Cambrex Corp.*	65	762
Hi-Tech Pharmacal Company, Inc.*	23	762
Gentiva Health Services, Inc.*	67	758
Orexigen Therapeutics, Inc.*	130	742
Fluidigm Corp.*	43	731
US Physical Therapy, Inc.	26	718
Universal American Corp.*	77	711
Idenix Pharmaceuticals, Inc.*	155	708
Sangamo Biosciences, Inc.*	115	699
Depomed, Inc.*	118	697
Curis, Inc.*	167	691
SurModics, Inc.*	34	687
MannKind Corp.*	238	685
IRIS International, Inc.*	35	683
Vical, Inc.*	156	674
Pacira Pharmaceuticals, Inc.*	38	661
AngioDynamics, Inc.*	54	659

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 54.1% (continued)
Health Care - 7.2% (continued)
Affymetrix, Inc.*	152	$658
Ligand Pharmaceuticals, Inc. — Class B*	38	652
Threshold Pharmaceuticals, Inc.*	90	652
SciClone Pharmaceuticals, Inc.*	116	644
Enzon Pharmaceuticals, Inc.*	92	640
Endocyte, Inc.*	64	638
Aegerion Pharmaceuticals, Inc.*	43	637
Arqule, Inc.*	124	634
LHC Group, Inc.*	34	628
Clovis Oncology, Inc.*	30	614
Astex Pharmaceuticals*	198	608
Oncothyreon, Inc.*	115	591
Staar Surgical Co.*	78	590
Tornier N.V.*	31	587
Corvel Corp.*	13	582
Synta Pharmaceuticals Corp.*	74	564
Navidea Biopharmaceuticals, Inc.*,1	204	561
Raptor Pharmaceutical Corp.*	99	550
Dyax Corp.*	209	543
Vascular Solutions, Inc.*	36	533
Novavax, Inc.*	241	521
XOMA Corp.*	140	517
Epocrates, Inc.*	44	513
Cytori Therapeutics, Inc.*	116	512
Merge Healthcare, Inc.*	128	490
Cadence Pharmaceuticals, Inc.*	125	490
RTI Biologics, Inc.*	116	484
Five Star Quality Care, Inc.*	93	475
Cynosure, Inc. — Class A*	18	475
Unilife Corp.*	152	474
Sun Healthcare Group, Inc.*	56	474
Immunomedics, Inc.*	134	470
Omeros Corp.*	50	470
Young Innovations, Inc.	12	469
Geron Corp.*	275	468
Repros Therapeutics, Inc.*	30	457
Cardiovascular Systems, Inc.*	39	451
Anika Therapeutics, Inc.*	30	451
Obagi Medical Products, Inc.*	35	434
Synergy Pharmaceuticals, Inc.*	90	430
OncoGenex Pharmaceutical, Inc.*	30	425
BioCryst Pharmaceuticals, Inc.*	100	424
Keryx Biopharmaceuticals, Inc.*	150	423
NewLink Genetics Corp.*	26	422
PhotoMedex, Inc.*	30	422
Pain Therapeutics, Inc.*	82	414
Palomar Medical Technologies, Inc.*	43	406
Solta Medical, Inc.*	129	405
Cerus Corp.*	119	405
CryoLife, Inc.	60	403
Osiris Therapeutics, Inc.*	36	398
Providence Service Corp.*	29	377
Rockwell Medical Technologies, Inc.*	44	359
Repligen Corp.*	60	358
Pozen, Inc.*	53	351
Amicus Therapeutics, Inc.*	66	343
Utah Medical Products, Inc.	10	340
Sagent Pharmaceuticals, Inc.*	21	335
Sunesis Pharmaceuticals, Inc.*	59	333
Dusa Pharmaceuticals, Inc.*	49	333
Exactech, Inc.*	18	321
Trius Therapeutics, Inc.*	55	321
Almost Family, Inc.*	15	319
Vocera Communications, Inc.*	10	309
Furiex Pharmaceuticals, Inc.*	16	305
National Research Corp.	6	302
Assisted Living Concepts, Inc. — Class A	39	298
Discovery Laboratories, Inc.*	90	295
Targacept, Inc.*	60	293
Greenway Medical Technologies*	17	291
Merrimack Pharmaceuticals, Inc.*	30	281
Cross Country Healthcare, Inc.*	59	278
Biotime, Inc.*	66	277
Chindex International, Inc.*	25	258
GTx, Inc.*	56	256
BioDelivery Sciences International, Inc.*	40	253
SIGA Technologies, Inc.*	77	246
Corcept Therapeutics, Inc.*	88	246
AtriCure, Inc.*	32	238
Skilled Healthcare Group, Inc. — Class A*	37	238
Vanda Pharmaceuticals, Inc.*	59	238
Rochester Medical Corp.*	20	236
Hansen Medical, Inc.*	120	234
Agenus, Inc.*	50	231
ImmunoCellular Therapeutics Ltd.*	80	225
Harvard Bioscience, Inc.*	53	224
Mediware Information Systems*	10	219
Zogenix, Inc.*	80	213
Zeltiq Aesthetics, Inc.*	37	209
Derma Sciences, Inc.*	20	208
Anacor Pharmaceuticals, Inc.*	30	197
Cumberland Pharmaceuticals, Inc.*	30	194
Progenics Pharmaceuticals, Inc.*	66	189
Ampio Pharmaceuticals, Inc.*	47	183
EnteroMedics, Inc.*	50	183
Alphatec Holdings, Inc.*	110	182
Codexis, Inc.*	55	167
Transcept Pharmaceuticals, Inc.*	31	165
Lannett Company, Inc.*	34	164
PDI, Inc.*	20	159
Coronado Biosciences, Inc.*	30	156
Maxygen, Inc.	59	156
Biospecifics Technologies Corp.*	8	155
Pacific Biosciences of California, Inc.*	79	145
Horizon Pharma, Inc.*	41	142
ChemoCentryx, Inc.*	12	140
Pernix Therapeutics Holdings*	18	134

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 54.1% (continued)
Health Care - 7.2% (continued)
Verastem, Inc.*	14	$131
Cornerstone Therapeutics, Inc.*	23	118
Sucampo Pharmaceuticals, Inc. — Class A*	23	116
Supernus Pharmaceuticals, Inc.*	10	116
Ventrus Biosciences, Inc.*	30	107
BG Medicine, Inc.*	27	99
Cempra, Inc.*	6	45
Acura Pharmaceuticals, Inc.*	23	40
Biolase, Inc.*	1	2
Total Health Care		337,618
Energy - 3.3%
Dril-Quip, Inc.*	88	6,325
Energy XXI Bermuda Ltd.	169	5,906
Kodiak Oil & Gas Corp.*	550	5,147
Rosetta Resources, Inc.*	106	5,076
Oasis Petroleum, Inc.*	167	4,920
Berry Petroleum Co. — Class A	107	4,347
Helix Energy Solutions Group, Inc.*	218	3,983
Bristow Group, Inc.	78	3,943
Lufkin Industries, Inc.	71	3,821
Gulfport Energy Corp.*	119	3,720
SemGroup Corp. — Class A*	91	3,353
Targa Resources Corp.	64	3,221
Western Refining, Inc.	118	3,090
Exterran Holdings, Inc.*	138	2,799
Arch Coal, Inc.	440	2,786
Hornbeck Offshore Services, Inc.*	70	2,566
Stone Energy Corp.*	102	2,562
Bill Barrett Corp.*	102	2,527
McMoRan Exploration Co.*	208	2,444
Cloud Peak Energy, Inc.*	123	2,227
Northern Oil and Gas, Inc.*	129	2,192
Key Energy Services, Inc.*	311	2,177
Carrizo Oil & Gas, Inc.*	87	2,176
Forest Oil Corp.*	250	2,113
Gulfmark Offshore, Inc. — Class A*	61	2,015
Swift Energy Co.*	94	1,963
PDC Energy, Inc.*	62	1,961
Geospace Technologies Corp.*	16	1,959
ION Geophysical Corp.*	275	1,909
C&J Energy Services, Inc.*	93	1,851
Clean Energy Fuels Corp.*	140	1,844
Comstock Resources, Inc.*	100	1,838
Halcon Resources Corp.*	231	1,693
Approach Resources, Inc.*	56	1,687
Hercules Offshore, Inc.*	333	1,625
Ship Finance International Ltd.	98	1,541
Newpark Resources, Inc.*	193	1,430
W&T Offshore, Inc.	76	1,427
Contango Oil & Gas Co.*	28	1,376
Magnum Hunter Resources Corp.*	305	1,354
Crosstex Energy, Inc.	89	1,249
EPL Oil & Gas, Inc.*	61	1,238
Forum Energy Technologies, Inc.*	50	1,216
Rex Energy Corp.*	89	1,188
Heckmann Corp.*,1	281	1,180
Rentech, Inc.*	475	1,169
CVR Energy, Inc.*	31	1,139
Nordic American Tankers Ltd.	110	1,109
Parker Drilling Co.*	245	1,036
Quicksilver Resources, Inc.*	250	1,023
Pioneer Energy Services Corp.*	129	1,005
Vaalco Energy, Inc.*	117	1,000
TETRA Technologies, Inc.*	161	974
Resolute Energy Corp.*	102	905
FX Energy, Inc.*	116	865
Gulf Island Fabrication, Inc.	31	864
Delek US Holdings, Inc.	33	841
PHI, Inc.*	26	818
Solazyme, Inc.*	69	792
Petroquest Energy, Inc.*	118	792
Endeavour International Corp.*	79	764
Venoco, Inc.*	62	737
Vantage Drilling Co.*	400	736
Basic Energy Services, Inc.*	65	729
Harvest Natural Resources, Inc.*	81	723
Clayton Williams Energy, Inc.*	13	675
Triangle Petroleum Corp.*	94	673
Goodrich Petroleum Corp.*	53	670
Tesco Corp.*	62	662
BPZ Resources, Inc.*	218	623
Penn Virginia Corp.	100	620
Matrix Service Co.*	55	581
GasLog Ltd.*	50	579
Callon Petroleum Co.*	85	523
Bonanza Creek Energy, Inc.*	22	518
Sanchez Energy Corp.*	25	511
Teekay Tankers Ltd. — Class A	136	509
KiOR, Inc. — Class A*	51	474
Scorpio Tankers, Inc.*	78	468
Uranium Energy Corp.*	179	467
RigNet, Inc.*	25	463
Panhandle Oil and Gas, Inc. — Class A	15	460
Willbros Group, Inc.*	85	456
Warren Resources, Inc.*	149	453
Midstates Petroleum Company, Inc.*	50	433
Frontline Ltd.	111	426
Mitcham Industries, Inc.*	26	414
Abraxas Petroleum Corp.*	175	403
Dawson Geophysical Co.*	15	379
Overseas Shipholding Group, Inc.	54	356
Natural Gas Services Group, Inc.*	23	344
Synergy Resources Corp.*	80	334
Miller Energy Resources, Inc.*	64	322
Green Plains Renewable Energy, Inc.*	54	316
Cal Dive International, Inc.*	206	315
Knightsbridge Tankers Ltd.	48	314
Alon USA Energy, Inc.	21	288
Bolt Technology Corp.	20	288
Matador Resources Co.*	27	281
Apco Oil and Gas International, Inc.	17	274
Evolution Petroleum Corp.*	33	267
Westmoreland Coal Co.*	24	238

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 54.1% (continued)
Energy - 3.3% (continued)
Uranerz Energy Corp.*	142	$231
Amyris, Inc.*	66	227
Saratoga Resources, Inc.*	40	219
REX American Resources Corp.*	12	216
TGC Industries, Inc.*	30	216
Global Geophysical Services, Inc.*	38	209
Gastar Exploration Ltd.*	126	209
Union Drilling, Inc.*	30	195
Crimson Exploration, Inc.*	43	184
ZaZa Energy Corp.*	50	149
CREDO Petroleum Corp.*	10	145
Hallador Energy Co.	13	108
Renewable Energy Group, Inc.*	16	106
Forbes Energy Services Ltd.*	30	105
Gevo, Inc.*	46	98
Emerald Oil, Inc.*	98	81
Ceres, Inc.*	9	51
Total Energy		154,112
Materials - 2.7%
Coeur d'Alene Mines Corp.*	186	5,362
Eagle Materials, Inc.	97	4,487
Hecla Mining Co.	601	3,937
Sensient Technologies Corp.	106	3,896
Olin Corp.	172	3,737
Louisiana-Pacific Corp.*	287	3,588
Chemtura Corp.*	207	3,565
HB Fuller Co.	108	3,313
PolyOne Corp.	186	3,082
Stillwater Mining Co.*	243	2,865
Minerals Technologies, Inc.	39	2,766
Buckeye Technologies, Inc.	86	2,758
Georgia Gulf Corp.	75	2,716
Kaiser Aluminum Corp.	44	2,569
Worthington Industries, Inc.	114	2,470
SunCoke Energy, Inc.*	151	2,434
Innophos Holdings, Inc.	48	2,328
Balchem Corp.	63	2,314
Resolute Forest Products*	170	2,210
Schweitzer-Mauduit International, Inc.	66	2,177
Graphic Packaging Holding Co.*	353	2,051
Texas Industries, Inc.	49	1,992
KapStone Paper and Packaging Corp.*	88	1,970
American Vanguard Corp.	56	1,949
McEwen Mining, Inc.*	415	1,905
Clearwater Paper Corp.*	46	1,900
Globe Specialty Metals, Inc.	124	1,887
AMCOL International Corp.	55	1,863
Boise, Inc.	209	1,831
LSB Industries, Inc.*	41	1,799
Calgon Carbon Corp.*	123	1,760
Kraton Performance Polymers, Inc.*	65	1,697
Innospec, Inc.*	50	1,696
PH Glatfelter Co.	94	1,674
RTI International Metals, Inc.*	66	1,580
Koppers Holdings, Inc.	45	1,572
A. Schulman, Inc.	65	1,548
Stepan Co.	15	1,442
Schnitzer Steel Industries, Inc. — Class A	50	1,408
Deltic Timber Corp.	21	1,370
Haynes International, Inc.	26	1,356
Flotek Industries, Inc.*	107	1,356
Quaker Chemical Corp.	28	1,307
Gold Resource Corp.	59	1,265
OM Group, Inc.*	67	1,242
TPC Group, Inc.*	28	1,143
AK Steel Holding Corp.	230	1,104
Myers Industries, Inc.	70	1,093
Materion Corp.	45	1,071
Golden Star Resources Ltd.*	543	1,070
Neenah Paper, Inc.	33	945
Tredegar Corp.	53	940
Horsehead Holding Corp.*	96	897
Wausau Paper Corp.	96	889
Headwaters, Inc.*	124	816
Century Aluminum Co.*	108	772
OMNOVA Solutions, Inc.*	101	765
Hawkins, Inc.	18	748
Paramount Gold and Silver Corp.*	273	726
Zep, Inc.	44	665
Landec Corp.*	56	641
Ferro Corp.*	183	628
Universal Stainless & Alloy*	15	557
FutureFuel Corp.	42	509
Noranda Aluminum Holding Corp.	75	502
AEP Industries, Inc.*	8	485
ADA-ES, Inc.*	20	472
AM Castle & Co.*	37	462
Zoltek Companies, Inc.*	60	461
General Moly, Inc.*	142	450
Vista Gold Corp.*	117	425
Arabian American Development Co.*	40	392
Midway Gold Corp.*	234	384
Spartech Corp.*	67	358
Gold Reserve, Inc. — Class A*	110	356
US Silica Holdings, Inc.*	26	353
Metals USA Holdings Corp.*	25	334
Golden Minerals Co.*	62	324
Olympic Steel, Inc.	16	270
KMG Chemicals, Inc.	12	222
Chase Corp.	12	220
US Antimony Corp.*	110	215
Revett Minerals, Inc.*	56	199
United States Lime & Minerals, Inc.*	4	193
Handy & Harman Ltd.*	12	177
UFP Technologies, Inc.*	10	176
GSE Holding, Inc.*	18	141
Total Materials		127,544
Utilities - 2.0%
Cleco Corp.	129	5,414

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 54.1% (continued)
Utilities - 2.0% (continued)
Piedmont Natural Gas Company, Inc.	147	$4,775
IDACORP, Inc.	110	4,759
Portland General Electric Co.	162	4,380
WGL Holdings, Inc.	107	4,307
Southwest Gas Corp.	95	4,199
New Jersey Resources Corp.	91	4,161
GenOn Energy, Inc.*	1,620	4,099
UIL Holdings Corp.	111	3,980
UNS Energy Corp.	87	3,642
Atlantic Power Corp.	238	3,560
PNM Resources, Inc.	164	3,449
South Jersey Industries, Inc.	65	3,440
Black Hills Corp.	92	3,273
Avista Corp.	127	3,269
ALLETE, Inc.	78	3,256
El Paso Electric Co.	88	3,014
NorthWestern Corp.	80	2,898
Northwest Natural Gas Co.	55	2,708
MGE Energy, Inc.	49	2,597
CH Energy Group, Inc.	33	2,152
Laclede Group, Inc.	49	2,107
Empire District Electric Co.	92	1,983
Otter Tail Corp.	79	1,885
American States Water Co.	41	1,822
California Water Service Group	88	1,641
Chesapeake Utilities Corp.	18	852
Unitil Corp.	30	817
SJW Corp.	30	761
Ormat Technologies, Inc.	39	731
Middlesex Water Co.	34	651
Connecticut Water Service, Inc.	17	542
York Water Co.	28	514
Artesian Resources Corp. — Class A	16	372
Consolidated Water Company Ltd.	32	265
Cadiz, Inc.*	26	252
Genie Energy Ltd. — Class B	32	229
Delta Natural Gas Company, Inc.	10	194
American DG Energy, Inc.*	50	130
Total Utilities		93,080
Consumer Staples - 2.0%
United Natural Foods, Inc.*	107	6,254
Casey's General Stores, Inc.	83	4,743
Hain Celestial Group, Inc.*	74	4,661
Darling International, Inc.*	247	4,519
TreeHouse Foods, Inc.*	78	4,094
Harris Teeter Supermarkets, Inc.	96	3,729
B&G Foods, Inc. — Class A	106	3,213
PriceSmart, Inc.	40	3,029
Lancaster Colony Corp.	40	2,930
Elizabeth Arden, Inc.*	54	2,550
Universal Corp.	49	2,495
Snyders-Lance, Inc.	97	2,425
Sanderson Farms, Inc.	50	2,219
Fresh Del Monte Produce, Inc.	82	2,099
Spectrum Brands Holdings, Inc.	51	2,042
Boston Beer Company, Inc. — Class A*	17	1,903
Prestige Brands Holdings, Inc.*	110	1,865
Vector Group Ltd.	111	1,846
WD-40 Co.	35	1,842
J&J Snack Foods Corp.	32	1,835
Post Holdings, Inc.*	60	1,804
Rite Aid Corp.*	1,379	1,613
Andersons, Inc.	41	1,544
Smart Balance, Inc.*	119	1,438
Tootsie Roll Industries, Inc.	52	1,403
Cal-Maine Foods, Inc.	30	1,348
Dole Food Company, Inc.*	78	1,094
SUPERVALU, Inc.	440	1,060
Star Scientific, Inc.*	306	1,059
Central Garden and Pet Co. — Class A*	84	1,015
Weis Markets, Inc.	21	889
Susser Holdings Corp.*	24	868
Diamond Foods, Inc.	46	866
Village Super Market, Inc. — Class A	21	772
Chiquita Brands International, Inc.*	101	772
Pantry, Inc.*	51	742
Harbinger Group, Inc.*	87	733
Medifast, Inc.*	28	732
Spartan Stores, Inc.	47	720
Schiff Nutrition International, Inc.*	29	702
Inter Parfums, Inc.	36	659
Calavo Growers, Inc.	25	625
Pilgrim's Pride Corp.*	122	623
Alliance One International, Inc.*	185	598
Coca-Cola Bottling Company Consolidated	8	545
Nash Finch Co.	24	490
Seneca Foods Corp. — Class A*	16	478
USANA Health Sciences, Inc.*	10	465
Annie's, Inc.*	10	448
Nature's Sunshine Products, Inc.	25	409
Chefs' Warehouse, Inc.*	24	393
Ingles Markets, Inc. — Class A	24	392
Central European Distribution Corp.*	134	382
National Beverage Corp.*	25	379
Oil-Dri Corporation of America	16	370
Revlon, Inc. — Class A*	20	309
Female Health Co.	42	300
Nutraceutical International Corp.*	18	284
Omega Protein Corp.*	41	281
Limoneira Co.	15	276
Roundy's, Inc.	44	266
John B Sanfilippo & Son, Inc.*	20	260
Alico, Inc.	8	250
Griffin Land & Nurseries, Inc.	6	202
Westway Group, Inc.*	30	186
Craft Brew Alliance, Inc.*	23	181
Orchids Paper Products Co.	10	180
Inventure Foods, Inc.*	30	171
Synutra International, Inc.*	36	166
Farmer Bros Co.*	15	143

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 54.1% (continued)
Consumer Staples - 2.0% (continued)
Lifeway Foods, Inc.	8	$76
Total Consumer Staples		92,254
Telecommunication Services - 0.4%
Cincinnati Bell, Inc.*	409	2,330
Cogent Communications Group, Inc.	101	2,321
Consolidated Communications Holdings, Inc.	87	1,496
Premiere Global Services, Inc.*	110	1,028
8x8, Inc.*	148	971
Shenandoah Telecommunications Co.	52	916
Atlantic Tele-Network, Inc.	20	860
General Communication, Inc. — Class A*	81	794
Iridium Communications, Inc.*	106	776
Vonage Holdings Corp.*	336	766
Leap Wireless International, Inc.*	108	737
magicJack VocalTec Ltd.*	30	736
Neutral Tandem, Inc.*	61	572
Cbeyond, Inc.*	56	552
NTELOS Holdings Corp.	31	538
USA Mobility, Inc.	44	522
Primus Telecommunications Group, Inc.	30	458
inContact, Inc.*	67	437
Towerstream Corp.*	101	410
Hawaiian Telcom Holdco, Inc.*	20	355
Fairpoint Communications, Inc.*	45	340
IDT Corp. — Class B	32	329
HickoryTech Corp.	29	307
ORBCOMM, Inc.*	78	292
Boingo Wireless, Inc.*	32	254
Lumos Networks Corp.	31	244
Total Telecommunication Services		19,341
Total Common Stocks
(Cost $1,937,803)		2,524,181
WARRANTS†† - 0.0%
Magnum Hunter Resources Corp.
$10.50, 10/14/13*	6	–
Total Warrants
(Cost $–)		–
RIGHTS†† - 0.0%
Hampton Roads Bankshares, Inc.
Expires 09/30/12*	18	14
Green Bankshares, Inc.
Expires 09/30/20*	30	–
Total Rights
(Cost $27)		14
CLOSED-END FUNDS† - 0.0%
Firsthand Technology Value Fund, Inc.*	20	349
Total Closed-End Funds
(Cost $352)		349

	Face Amount
REPURCHASE AGREEMENTS††,2 - 40.6%
Credit Suisse Group issued 09/28/12 at 0.12% due 10/01/12[3]	$1,261,071	1,261,071
HSBC Group issued 09/28/12 at 0.17% due 10/01/12	211,238	211,238
Mizuho Financial Group, Inc. issued 09/28/12 at 0.17% due 10/01/12	211,238	211,238
Deutsche Bank issued 09/28/12 at 0.12% due 10/01/12	211,238	211,238
Total Repurchase Agreements
(Cost $1,894,785)		1,894,785
SECURITIES LENDING COLLATERAL††,4 - 0.0%
RBS Securities, Inc. issued 09/28/12 at 0.24% due 10/01/12	863	863
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 09/28/12 at 0.15% due 10/01/12	850	850
Total Securities Lending Collateral
(Cost $1,713)		1,713
Total Investments - 94.7%
(Cost $3,834,680)		$4,421,042
Other Assets & Liabilities, net - 5.3%		246,802
Total Net Assets - 100.0%		$4,667,844

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
December 2012 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $667,360)	8	$(12,115)

	Units
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International October 2012 Russell 2000 Index Swap, Terminating 10/29/12[5] (Notional Value $633,924)	757	$1,589
Barclays Bank plc October 2012 Russell 2000 Index Swap, Terminating 10/31/12[5] (Notional Value $1,282,506)	1,531	(9,287)
Credit Suisse Capital, LLC October 2012 Russell 2000 Index Swap, Terminating 10/31/12[5] (Notional Value $4,213,465)	5,031	(30,567)
(Total Notional Value $6,129,895)		$(38,265)

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at September 30, 2012 - See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2012.
[4]	Securities lending collateral - See Note 4.
[5]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc	Public Limited Company
REIT	Real Estate Investment Trust

S&P 500 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 58.1%
Information Technology - 11.7%
Apple, Inc.	940	$627,224
Microsoft Corp.	7,541	224,572
International Business Machines Corp.	1,073	222,595
Google, Inc. — Class A*	265	199,942
Oracle Corp.	3,805	119,819
Intel Corp.	4,997	113,332
QUALCOMM, Inc.	1,699	106,170
Cisco Systems, Inc.	5,285	100,891
Visa, Inc. — Class A	519	69,692
EMC Corp.*	2,094	57,104
eBay, Inc.*	1,163	56,301
Mastercard, Inc. — Class A	107	48,308
Accenture plc — Class A	634	44,399
Hewlett-Packard Co.	1,961	33,455
Texas Instruments, Inc.	1,139	31,379
Automatic Data Processing, Inc.	484	28,391
Cognizant Technology Solutions Corp. — Class A*	295	20,626
Corning, Inc.	1,488	19,567
Salesforce.com, Inc.*	128	19,544
Broadcom Corp. — Class A	510	17,636
Yahoo!, Inc.*	1,042	16,646
Intuit, Inc.	276	16,251
Adobe Systems, Inc.*	491	15,938
Motorola Solutions, Inc.	286	14,457
TE Connectivity Ltd.	425	14,455
Dell, Inc.	1,456	14,356
Citrix Systems, Inc.*	187	14,319
Applied Materials, Inc.	1,236	13,800
Symantec Corp.*	702	12,636
Teradata Corp.*	167	12,593
NetApp, Inc.*	366	12,034
Analog Devices, Inc.	298	11,679
Altera Corp.	324	11,011
Red Hat, Inc.*	193	10,989
Seagate Technology plc	353	10,943
Western Union Co.	598	10,896
Paychex, Inc.	321	10,686
Fiserv, Inc.*	140	10,364
SanDisk Corp.*	236	10,249
Xerox Corp.	1,306	9,586
Amphenol Corp. — Class A	157	9,244
Juniper Networks, Inc.*	528	9,034
CA, Inc.	342	8,812
Xilinx, Inc.	262	8,753
Western Digital Corp.	222	8,598
NVIDIA Corp.*	622	8,297
F5 Networks, Inc.*	77	8,062
KLA-Tencor Corp.	166	7,919
Fidelity National Information Services, Inc.	249	7,774
VeriSign, Inc.*	156	7,596
Autodesk, Inc.*	227	7,575
Linear Technology Corp.	225	7,166
Akamai Technologies, Inc.*	177	6,772
Microchip Technology, Inc.	193	6,319
BMC Software, Inc.*	147	6,099
Micron Technology, Inc.*	1,015	6,075
Harris Corp.	113	5,788
Lam Research Corp.*	182	5,785
Computer Sciences Corp.	155	4,993
Electronic Arts, Inc.*	320	4,061
Total System Services, Inc.	166	3,934
LSI Corp.*	555	3,835
Molex, Inc.	141	3,705
Jabil Circuit, Inc.	188	3,519
SAIC, Inc.	281	3,383
FLIR Systems, Inc.	148	2,956
JDS Uniphase Corp.*	236	2,923
Teradyne, Inc.*	187	2,659
Advanced Micro Devices, Inc.*	596	2,009
Lexmark International, Inc. — Class A	70	1,558
First Solar, Inc.*	60	1,329
Total Information Technology		2,591,367
Financials - 8.5%
Wells Fargo & Co.	4,908	169,472
Berkshire Hathaway, Inc. — Class B*	1,835	161,848
JPMorgan Chase & Co.	3,790	153,420
Citigroup, Inc.	2,933	95,968
Bank of America Corp.	10,763	95,037
U.S. Bancorp	1,892	64,896
American Express Co.	983	55,893
Goldman Sachs Group, Inc.	450	51,156
Simon Property Group, Inc.	306	46,454
American International Group, Inc.*	1,164	38,168
MetLife, Inc.	1,064	36,665
PNC Financial Services Group, Inc.	529	33,380
Capital One Financial Corp.	581	33,123
American Tower Corp. — Class A	394	28,127
Bank of New York Mellon Corp.	1,183	26,758
Travelers Companies, Inc.	383	26,144
ACE Ltd.	340	25,704
Prudential Financial, Inc.	464	25,293
BlackRock, Inc. — Class A	132	23,535
BB&T Corp.	700	23,212
Morgan Stanley	1,382	23,135
Aflac, Inc.	466	22,312
Discover Financial Services	514	20,421
Chubb Corp.	266	20,290
State Street Corp.	479	20,099
Public Storage	140	19,484
Allstate Corp.	480	19,013
HCP, Inc.	425	18,904
Ventas, Inc.	298	18,551
Marsh & McLennan Companies, Inc.	544	18,458
CME Group, Inc. — Class A	306	17,533
Equity Residential	304	17,489
Franklin Resources, Inc.	138	17,260
Aon plc	322	16,837
Boston Properties, Inc.	149	16,481
Prologis, Inc.	463	16,219

S&P 500 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 58.1% (continued)
Financials - 8.5% (continued)
T. Rowe Price Group, Inc.	254	$16,078
SunTrust Banks, Inc.	542	15,322
Fifth Third Bancorp	922	14,300
Weyerhaeuser Co.	539	14,089
Charles Schwab Corp.	1,098	14,043
Vornado Realty Trust	169	13,697
AvalonBay Communities, Inc.	96	13,055
Health Care REIT, Inc.	224	12,936
Loews Corp.	309	12,749
Ameriprise Financial, Inc.	211	11,962
Progressive Corp.	560	11,614
Host Hotels & Resorts, Inc.	720	11,556
M&T Bank Corp.	120	11,419
Invesco Ltd.	448	11,196
Northern Trust Corp.	219	10,165
Regions Financial Corp.	1,409	10,159
IntercontinentalExchange, Inc.*	72	9,606
Moody's Corp.	193	8,525
Hartford Financial Services Group, Inc.	435	8,456
KeyCorp	947	8,277
Kimco Realty Corp.	408	8,270
Principal Financial Group, Inc.	277	7,462
SLM Corp.	469	7,373
XL Group plc — Class A	304	7,305
Plum Creek Timber Company, Inc.	157	6,883
Lincoln National Corp.	279	6,749
NYSE Euronext	246	6,064
Huntington Bancshares, Inc.	857	5,913
Comerica, Inc.	190	5,900
CBRE Group, Inc. — Class A*	302	5,560
Cincinnati Financial Corp.	146	5,532
Unum Group	280	5,382
Torchmark Corp.	95	4,878
Leucadia National Corp.	197	4,482
People's United Financial, Inc.	351	4,261
Hudson City Bancorp, Inc.	475	3,781
Apartment Investment & Management Co. — Class A	145	3,769
Zions Bancorporation	180	3,718
Assurant, Inc.	81	3,021
Legg Mason, Inc.	120	2,962
NASDAQ OMX Group, Inc.	118	2,749
Genworth Financial, Inc. — Class A*	490	2,563
First Horizon National Corp.	249	2,398
E*TRADE Financial Corp.*	255	2,247
Federated Investors, Inc. — Class B	94	1,945
Total Financials		1,877,110
Health Care - 7.0%
Johnson & Johnson	2,757	189,985
Pfizer, Inc.	7,464	185,480
Merck & Company, Inc.	3,046	137,375
Abbott Laboratories	1,570	107,639
Amgen, Inc.	768	64,759
UnitedHealth Group, Inc.	1,035	57,350
Bristol-Myers Squibb Co.	1,675	56,531
Express Scripts Holding Co.*	811	50,825
Gilead Sciences, Inc.*	759	50,344
Eli Lilly & Co.	1,016	48,169
Medtronic, Inc.	1,019	43,938
Biogen Idec, Inc.*	233	34,771
Baxter International, Inc.	550	33,143
Celgene Corp.*	431	32,928
Covidien plc	478	28,403
Allergan, Inc.	307	28,115
Alexion Pharmaceuticals, Inc.*	191	21,850
Thermo Fisher Scientific, Inc.	365	21,473
McKesson Corp.	232	19,959
Intuitive Surgical, Inc.*	40	19,825
WellPoint, Inc.	325	18,854
Stryker Corp.	289	16,086
Becton Dickinson and Co.	199	15,633
Cigna Corp.	283	13,349
Cardinal Health, Inc.	340	13,250
St. Jude Medical, Inc.	314	13,229
Agilent Technologies, Inc.	344	13,227
Aetna, Inc.	334	13,226
Edwards Lifesciences Corp.*	116	12,455
Zimmer Holdings, Inc.	175	11,834
Humana, Inc.	162	11,364
Cerner Corp.*	144	11,147
Watson Pharmaceuticals, Inc.*	125	10,645
Perrigo Co.	88	10,223
Quest Diagnostics, Inc.	158	10,022
Mylan, Inc.*	406	9,906
AmerisourceBergen Corp. — Class A	251	9,716
Laboratory Corporation of America Holdings*	96	8,877
DaVita, Inc.*	85	8,807
Life Technologies Corp.*	175	8,554
Forest Laboratories, Inc.*	234	8,333
CR Bard, Inc.	78	8,163
Boston Scientific Corp.*	1,419	8,145
Waters Corp.*	88	7,333
Varian Medical Systems, Inc.*	111	6,696
CareFusion Corp.*	218	6,189
Coventry Health Care, Inc.	134	5,586
Hospira, Inc.*	165	5,415
DENTSPLY International, Inc.	140	5,340
PerkinElmer, Inc.	113	3,330
Patterson Companies, Inc.	85	2,910
Tenet Healthcare Corp.*	420	2,633
Total Health Care		1,543,339
Energy - 6.6%
Exxon Mobil Corp.	4,610	421,584
Chevron Corp.	1,964	228,923
Schlumberger Ltd.	1,328	96,053
Occidental Petroleum Corp.	813	69,967
ConocoPhillips	1,213	69,360
Anadarko Petroleum Corp.	500	34,960
Apache Corp.	394	34,069
National Oilwell Varco, Inc.	423	33,887
Halliburton Co.	924	31,130
EOG Resources, Inc.	270	30,254
Phillips 66	629	29,167

S&P 500 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 58.1% (continued)
Energy - 6.6% (continued)
Devon Energy Corp.	376	$22,748
Williams Companies, Inc.	622	21,751
Marathon Oil Corp.	707	20,906
Kinder Morgan, Inc.	569	20,211
Baker Hughes, Inc.	437	19,766
Spectra Energy Corp.	649	19,055
Marathon Petroleum Corp.	342	18,670
Valero Energy Corp.	552	17,487
Noble Energy, Inc.	178	16,502
Hess Corp.	297	15,955
Cameron International Corp.*	245	13,737
Pioneer Natural Resources Co.	123	12,841
Ensco plc — Class A	228	12,439
Southwestern Energy Co.*	348	12,103
Range Resources Corp.	165	11,529
FMC Technologies, Inc.*	242	11,205
Murphy Oil Corp.	184	9,879
Chesapeake Energy Corp.	519	9,794
Cabot Oil & Gas Corp.	207	9,294
Noble Corp.	252	9,017
Equities Corp.	147	8,673
CONSOL Energy, Inc.	222	6,670
Denbury Resources, Inc.*	390	6,302
Tesoro Corp.	144	6,034
Peabody Energy Corp.	268	5,974
QEP Resources, Inc.	178	5,635
Helmerich & Payne, Inc.	106	5,047
Sunoco, Inc.	105	4,917
Diamond Offshore Drilling, Inc.	69	4,541
Newfield Exploration Co.*	135	4,228
Nabors Industries Ltd.*	294	4,125
Rowan Companies plc — Class A*	122	4,120
WPX Energy, Inc.*	198	3,285
Alpha Natural Resources, Inc.*	215	1,413
Total Energy		1,455,207
Consumer Discretionary - 6.4%
Comcast Corp. — Class A	2,671	95,543
Walt Disney Co.	1,792	93,685
Amazon.com, Inc.*	365	92,827
McDonald's Corp.	1,008	92,485
Home Depot, Inc.	1,505	90,856
News Corp. — Class A	2,034	49,894
Time Warner, Inc.	948	42,973
Target Corp.	649	41,192
Starbucks Corp.	763	38,722
Ford Motor Co.	3,808	37,547
NIKE, Inc. — Class B	370	35,117
Lowe's Companies, Inc.	1,140	34,474
TJX Companies, Inc.	737	33,010
DIRECTV*	627	32,892
Yum! Brands, Inc.	450	29,853
Time Warner Cable, Inc.	306	29,088
Priceline.com, Inc.*	45	27,843
Viacom, Inc. — Class B	473	25,348
CBS Corp. — Class B	595	21,616
Johnson Controls, Inc.	685	18,769
Carnival Corp.	447	16,289
Coach, Inc.	281	15,742
Macy's, Inc.	402	15,122
McGraw-Hill Companies, Inc.	275	15,013
Discovery Communications, Inc. — Class A*	247	14,729
VF Corp.	92	14,661
Ross Stores, Inc.	223	14,406
Bed Bath & Beyond, Inc.*	227	14,301
Omnicom Group, Inc.	265	13,663
Mattel, Inc.	344	12,205
AutoZone, Inc.*	33	12,199
Limited Brands, Inc.	234	11,527
Dollar Tree, Inc.*	230	11,103
Starwood Hotels & Resorts Worldwide, Inc.	191	11,070
Kohl's Corp.	216	11,064
The Gap, Inc.	298	10,662
Chipotle Mexican Grill, Inc. — Class A*	32	10,161
O'Reilly Automotive, Inc.*	119	9,951
Marriott International, Inc. — Class A	252	9,853
Harley-Davidson, Inc.	228	9,660
Genuine Parts Co.	155	9,460
Ralph Lauren Corp. — Class A	61	9,225
Wynn Resorts Ltd.	77	8,889
Nordstrom, Inc.	153	8,443
Staples, Inc.	682	7,856
BorgWarner, Inc.*	113	7,809
Wyndham Worldwide Corp.	142	7,452
Tiffany & Co.	119	7,364
Darden Restaurants, Inc.	128	7,136
CarMax, Inc.*	228	6,452
Family Dollar Stores, Inc.	97	6,431
Whirlpool Corp.	77	6,384
DR Horton, Inc.	274	5,655
Expedia, Inc.	96	5,553
Lennar Corp. — Class A	158	5,494
Newell Rubbermaid, Inc.	287	5,479
Scripps Networks Interactive, Inc. — Class A	86	5,266
PulteGroup, Inc.*	332	5,146
Interpublic Group of Companies, Inc.	434	4,826
H&R Block, Inc.	271	4,696
Fossil, Inc.*	54	4,574
Best Buy Company, Inc.	266	4,573
Hasbro, Inc.	116	4,428
Gannett Company, Inc.	231	4,100
Urban Outfitters, Inc.*	109	4,094
TripAdvisor, Inc.*	110	3,622
International Game Technology	267	3,495
Leggett & Platt, Inc.	139	3,482
JC Penney Company, Inc.	142	3,449
Cablevision Systems Corp. — Class A	211	3,344
Harman International Industries, Inc.	67	3,093
Netflix, Inc.*	55	2,994

S&P 500 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 58.1% (continued)
Consumer Discretionary - 6.4% (continued)
Goodyear Tire & Rubber Co.*	245	$2,987
Apollo Group, Inc. — Class A*	101	2,934
Abercrombie & Fitch Co. — Class A	78	2,646
GameStop Corp. — Class A	123	2,583
Big Lots, Inc.*	60	1,775
AutoNation, Inc.*	39	1,703
Washington Post Co. — Class B	4	1,452
DeVry, Inc.	56	1,275
Total Consumer Discretionary		1,414,734
Consumer Staples - 6.3%
Procter & Gamble Co.	2,747	190,532
Philip Morris International, Inc.	1,686	151,638
Coca-Cola Co.	3,868	146,713
Wal-Mart Stores, Inc.	1,679	123,910
PepsiCo, Inc.	1,556	110,118
Mondelez International, Inc. — Class A	1,774	73,354
Altria Group, Inc.	2,031	67,815
CVS Caremark Corp.	1,274	61,687
Colgate-Palmolive Co.	445	47,713
Costco Wholesale Corp.	436	43,655
Kimberly-Clark Corp.	392	33,626
Walgreen Co.	860	31,338
General Mills, Inc.	647	25,783
Sysco Corp.	582	18,199
HJ Heinz Co.	319	17,848
Archer-Daniels-Midland Co.	656	17,830
Whole Foods Market, Inc.	168	16,363
Lorillard, Inc.	130	15,139
Estee Lauder Companies, Inc. — Class A	241	14,838
Mead Johnson Nutrition Co. — Class A	202	14,803
Reynolds American, Inc.	328	14,216
Kroger Co.	544	12,806
Kellogg Co.	247	12,760
ConAgra Foods, Inc.	406	11,202
Hershey Co.	149	10,563
Brown-Forman Corp. — Class B	152	9,918
JM Smucker Co.	109	9,410
Dr Pepper Snapple Group, Inc.	210	9,351
Clorox Co.	128	9,222
Beam, Inc.	153	8,804
Coca-Cola Enterprises, Inc.	277	8,662
McCormick & Company, Inc.	136	8,437
Monster Beverage Corp.*	149	8,070
Molson Coors Brewing Co. — Class B	155	6,983
Avon Products, Inc.	430	6,859
Campbell Soup Co.	184	6,407
Constellation Brands, Inc. — Class A*	147	4,755
Tyson Foods, Inc. — Class A	284	4,550
Hormel Foods Corp.	134	3,918
Safeway, Inc.	243	3,910
Dean Foods Co.*	185	3,025
Total Consumer Staples		1,396,730
Industrials - 5.7%
General Electric Co.	10,545	239,477
United Technologies Corp.	838	65,607
3M Co.	635	58,687
Union Pacific Corp.	477	56,620
Caterpillar, Inc.	652	56,098
United Parcel Service, Inc. — Class B	718	51,387
Boeing Co.	676	47,063
Honeywell International, Inc.	777	46,426
Emerson Electric Co.	723	34,899
Deere & Co.	391	32,254
Danaher Corp.	580	31,987
Tyco International Ltd.	458	25,767
Illinois Tool Works, Inc.	431	25,631
Lockheed Martin Corp.	271	25,306
FedEx Corp.	292	24,709
Precision Castparts Corp.	143	23,358
General Dynamics Corp.	331	21,886
CSX Corp.	1,039	21,559
Norfolk Southern Corp.	316	20,107
Raytheon Co.	332	18,977
Cummins, Inc.	177	16,321
Northrop Grumman Corp.	243	16,142
Eaton Corp.	337	15,926
PACCAR, Inc.	353	14,129
Waste Management, Inc.	435	13,955
Ingersoll-Rand plc	286	12,818
Stanley Black & Decker, Inc.	168	12,810
Parker Hannifin Corp.	148	12,370
Cooper Industries plc	160	12,010
WW Grainger, Inc.	57	11,877
Fastenal Co.	269	11,564
Dover Corp.	183	10,887
Roper Industries, Inc.	97	10,659
Rockwell Automation, Inc.	141	9,807
Fluor Corp.	167	9,399
CH Robinson Worldwide, Inc.	158	9,251
Republic Services, Inc. — Class A	299	8,225
Stericycle, Inc.*	86	7,785
Expeditors International of Washington, Inc.	210	7,636
Rockwell Collins, Inc.	142	7,617
Textron, Inc.	283	7,406
Pall Corp.	114	7,238
L-3 Communications Holdings, Inc.	96	6,884
Flowserve Corp.	51	6,515
Southwest Airlines Co.	742	6,507
Joy Global, Inc.	106	5,942
Equifax, Inc.	120	5,590
Masco Corp.	352	5,298
Jacobs Engineering Group, Inc.*	129	5,215
Quanta Services, Inc.*	210	5,187
Iron Mountain, Inc.	151	5,151
Xylem, Inc.	184	4,628
Cintas Corp.	107	4,435
Snap-on, Inc.	55	3,953
Robert Half International, Inc.	140	3,728
Dun & Bradstreet Corp.	45	3,583
Avery Dennison Corp.	100	3,182
Pitney Bowes, Inc.	197	2,723

S&P 500 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 58.1% (continued)
Industrials - 5.7% (continued)
Ryder System, Inc.	51	$1,992
RR Donnelley & Sons Co.	179	1,897
Total Industrials		1,256,047
Utilities - 2.0%
Duke Energy Corp.	704	45,619
Southern Co.	869	40,052
Exelon Corp.	857	30,492
Dominion Resources, Inc.	573	30,336
NextEra Energy, Inc.	423	29,750
American Electric Power Company, Inc.	484	21,267
FirstEnergy Corp.	422	18,610
PG&E Corp.	427	18,220
Consolidated Edison, Inc.	296	17,727
PPL Corp.	581	16,878
Public Service Enterprise Group, Inc.	502	16,154
Edison International	323	14,758
Sempra Energy	225	14,510
Xcel Energy, Inc.	491	13,606
Entergy Corp.	177	12,266
Northeast Utilities	314	12,004
DTE Energy Co.	173	10,370
ONEOK, Inc.	205	9,903
CenterPoint Energy, Inc.	426	9,074
Wisconsin Energy Corp.	230	8,664
Ameren Corp.	245	8,004
NiSource, Inc.	282	7,185
AES Corp.*	620	6,801
CMS Energy Corp.	269	6,335
SCANA Corp.	128	6,179
Pinnacle West Capital Corp.	109	5,755
NRG Energy, Inc.	230	4,920
AGL Resources, Inc.	115	4,705
Pepco Holdings, Inc.	230	4,347
Integrys Energy Group, Inc.	76	3,967
TECO Energy, Inc.	203	3,601
Total Utilities		452,059
Materials - 2.0%
Monsanto Co.	534	48,605
EI du Pont de Nemours & Co.	931	46,802
Freeport-McMoRan Copper & Gold, Inc.	951	37,640
Dow Chemical Co.	1,194	34,578
Praxair, Inc.	298	30,956
Newmont Mining Corp.	493	27,613
Air Products & Chemicals, Inc.	216	17,863
LyondellBasell Industries N.V. — Class A	342	17,668
Ecolab, Inc.	263	17,045
PPG Industries, Inc.	148	16,996
International Paper Co.	439	15,944
Mosaic Co.	276	15,900
CF Industries Holdings, Inc.	63	14,001
Sherwin-Williams Co.	85	12,657
Nucor Corp.	318	12,166
Alcoa, Inc.	1,062	9,399
Eastman Chemical Co.	157	8,951
Sigma-Aldrich Corp.	121	8,708
FMC Corp.	137	7,587
Ball Corp.	153	6,474
Vulcan Materials Co.	126	5,960
Airgas, Inc.	69	5,679
Cliffs Natural Resources, Inc.	139	5,439
MeadWestvaco Corp.	173	5,294
International Flavors & Fragrances, Inc.	81	4,826
Bemis Company, Inc.	107	3,367
Allegheny Technologies, Inc.	105	3,350
Owens-Illinois, Inc.*	165	3,095
Sealed Air Corp.	175	2,706
United States Steel Corp.	141	2,689
Titanium Metals Corp.	73	937
Total Materials		450,895
Telecommunication Services - 1.9%
AT&T, Inc.	5,764	217,303
Verizon Communications, Inc.	2,841	129,464
CenturyLink, Inc.	620	25,048
Crown Castle International Corp.*	288	18,460
Sprint Nextel Corp.*	2,996	16,538
Windstream Corp.	588	5,945
Frontier Communications Corp.	999	4,895
MetroPCS Communications, Inc.*	312	3,654
Total Telecommunication Services		421,307
Total Common Stocks
(Cost $8,954,313)		12,858,795

	Face Amount
REPURCHASE AGREEMENTS††,1 - 12.3%
Credit Suisse Group issued 09/28/12 at 0.12% due 10/01/12[2]	$1,869,578	1,869,578
HSBC Group issued 09/28/12 at 0.17% due 10/01/12	283,960	283,960
Mizuho Financial Group, Inc. issued 09/28/12 at 0.17% due 10/01/12	283,960	283,960
Deutsche Bank issued 09/28/12 at 0.12% due 10/01/12	283,960	283,960
Total Repurchase Agreements
(Cost $2,721,458)		2,721,458
Total Investments - 70.4%
(Cost $11,675,771)		$15,580,253
Other Assets & Liabilities, net - 29.6%		6,562,815
Total Net Assets - 100.0%		$22,143,068

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
December 2012 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $11,111,563)	155	$14,550

S&P 500 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Units	Unrealized Gain (Loss)
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International October 2012 S&P 500 Index Swap, Terminating 10/29/12[3] (Notional Value $3,995,012)	2,773	$20,595
Barclays Bank plc October 2012 S&P 500 Index Swap, Terminating 10/31/12[3] (Notional Value $5,752,133)	3,993	(25,985)
Credit Suisse Capital, LLC October 2012 S&P 500 Index Swap, Terminating 10/31/12[3] (Notional Value $10,518,823)	7,301	(28,749)
(Total Notional Value $20,265,968)		$(34,139)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2012.
[3]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc	Public Limited Company
REIT	Real Estate Investment Trust

S&P 500 Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 98.8%
Health Care - 24.3%
Alexion Pharmaceuticals, Inc.*	5,300	$606,319
Gilead Sciences, Inc.*	7,116	472,004
Biogen Idec, Inc.*	3,044	454,256
Express Scripts Holding Co.*	6,867	430,355
Celgene Corp.*	5,486	419,130
Edwards Lifesciences Corp.*	3,570	383,310
Intuitive Surgical, Inc.*	773	383,121
Mylan, Inc.*	15,610	380,884
Perrigo Co.	3,131	363,728
Abbott Laboratories	4,300	294,808
CR Bard, Inc.	2,810	294,067
Amgen, Inc.	3,377	284,749
UnitedHealth Group, Inc.	5,110	283,145
Laboratory Corporation of America Holdings*	2,987	276,208
DaVita, Inc.*	2,650	274,567
Zimmer Holdings, Inc.	3,500	236,670
Watson Pharmaceuticals, Inc.*	2,675	227,803
Varian Medical Systems, Inc.*	3,674	221,616
Life Technologies Corp.*	4,533	221,573
Baxter International, Inc.	3,650	219,949
Cerner Corp.*	2,770	214,426
Quest Diagnostics, Inc.	3,310	209,953
Stryker Corp.	3,750	208,725
Waters Corp.*	2,408	200,659
Becton Dickinson and Co.	2,500	196,400
St. Jude Medical, Inc.	4,530	190,849
Allergan, Inc.	1,977	181,054
Johnson & Johnson	2,060	141,955
Total Health Care		8,272,283
Information Technology - 21.9%
Apple, Inc.	988	659,253
Visa, Inc. — Class A	3,779	507,445
Google, Inc. — Class A*	557	420,256
Salesforce.com, Inc.*	2,651	404,780
Red Hat, Inc.*	6,411	365,043
Cognizant Technology Solutions Corp. — Class A*	4,883	341,419
F5 Networks, Inc.*	2,980	312,006
Mastercard, Inc. — Class A	690	311,521
Teradata Corp.*	3,633	273,965
Broadcom Corp. — Class A	7,543	260,837
Intuit, Inc.	4,328	254,833
Altera Corp.	7,390	251,149
KLA-Tencor Corp.	5,230	249,497
QUALCOMM, Inc.	3,920	244,961
SanDisk Corp.*	5,246	227,833
Citrix Systems, Inc.*	2,952	226,035
Lam Research Corp.*	7,099	225,642
Amphenol Corp. — Class A	3,832	225,628
Fiserv, Inc.*	2,970	219,869
Microchip Technology, Inc.	6,159	201,646
First Solar, Inc.*,1	8,926	197,666
Oracle Corp.	6,160	193,978
Automatic Data Processing, Inc.	3,230	189,472
International Business Machines Corp.	865	179,444
NetApp, Inc.*	5,454	179,328
Akamai Technologies, Inc.*	4,456	170,487
Xilinx, Inc.	4,790	160,034
Total Information Technology		7,454,027
Consumer Discretionary - 21.9%
Ross Stores, Inc.	6,720	434,112
Priceline.com, Inc.*	697	431,254
Discovery Communications, Inc. — Class A*	7,216	430,290
Amazon.com, Inc.*	1,689	429,546
AutoZone, Inc.*	1,059	391,481
Dollar Tree, Inc.*	7,890	380,890
Scripps Networks Interactive, Inc. — Class A	5,940	363,706
O'Reilly Automotive, Inc.*	4,305	359,984
DIRECTV*	6,694	351,167
TJX Companies, Inc.	7,346	329,027
Chipotle Mexican Grill, Inc. — Class A*	1,000	317,540
Family Dollar Stores, Inc.	4,510	299,013
Coach, Inc.	5,071	284,077
Netflix, Inc.*	4,940	268,934
Fossil, Inc.*	2,740	232,078
Bed Bath & Beyond, Inc.*	3,470	218,610
Wynn Resorts Ltd.	1,838	212,179
Yum! Brands, Inc.	3,087	204,792
Apollo Group, Inc. — Class A*	6,768	196,611
Ralph Lauren Corp. — Class A	1,299	196,448
Viacom, Inc. — Class B	3,644	195,282
DeVry, Inc.	8,540	194,370
McDonald's Corp.	1,947	178,637
NIKE, Inc. — Class B	1,690	160,398
VF Corp.	880	140,237
Tiffany & Co.	2,060	127,473
Starbucks Corp.	2,397	121,648
Total Consumer Discretionary		7,449,784
Materials - 6.8%
Newmont Mining Corp.	6,086	340,877
CF Industries Holdings, Inc.	1,154	256,465
Sherwin-Williams Co.	1,650	245,702
FMC Corp.	4,408	244,115
PPG Industries, Inc.	1,910	219,344
International Flavors & Fragrances, Inc.	3,572	212,820
Ecolab, Inc.	3,029	196,309
Sigma-Aldrich Corp.	2,724	196,046
Cliffs Natural Resources, Inc.	3,570	139,694
Praxair, Inc.	1,330	138,160
Monsanto Co.	1,480	134,710
Total Materials		2,324,242
Consumer Staples - 6.8%
PepsiCo, Inc.	4,340	307,141
Philip Morris International, Inc.	3,187	286,639
Monster Beverage Corp.*	4,930	267,009
Coca-Cola Co.	6,388	242,297
Hershey Co.	2,965	210,189
Colgate-Palmolive Co.	1,888	202,431
Kimberly-Clark Corp.	2,200	188,716

S&P 500 Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 98.8% (continued)
Consumer Staples - 6.8% (continued)
Mead Johnson Nutrition Co. — Class A	2,178	$159,604
Brown-Forman Corp. — Class B	2,354	153,599
Estee Lauder Companies, Inc. — Class A	2,426	149,369
Kellogg Co.	2,614	135,039
Total Consumer Staples		2,302,033
Industrials - 6.7%
Stericycle, Inc.*	4,093	370,497
WW Grainger, Inc.	1,164	242,543
Lockheed Martin Corp.	2,370	221,311
Dun & Bradstreet Corp.	2,450	195,069
Deere & Co.	2,332	192,367
Pall Corp.	2,880	182,851
CH Robinson Worldwide, Inc.	3,110	182,091
Union Pacific Corp.	1,511	179,356
Roper Industries, Inc.	1,480	162,638
United Parcel Service, Inc. — Class B	2,202	157,597
Rockwell Automation, Inc.	1,757	122,199
Joy Global, Inc.	1,457	81,679
Total Industrials		2,290,198
Financials - 4.8%
IntercontinentalExchange, Inc.*	2,749	366,744
American Tower Corp. — Class A	4,306	307,405
Franklin Resources, Inc.	2,000	250,140
Aflac, Inc.	5,090	243,709
BlackRock, Inc. — Class A	1,059	188,820
T. Rowe Price Group, Inc.	2,160	136,728
Ventas, Inc.	2,046	127,364
Total Financials		1,620,910
Energy - 4.5%
Southwestern Energy Co.*	6,919	240,643
Diamond Offshore Drilling, Inc.	3,470	228,361
EOG Resources, Inc.	1,860	208,413
Cameron International Corp.*	3,052	171,125
Pioneer Natural Resources Co.	1,576	164,534
Helmerich & Payne, Inc.	2,810	133,784
Peabody Energy Corp.	5,802	129,327
Cabot Oil & Gas Corp.	2,740	123,026
Schlumberger Ltd.	1,650	119,345
Total Energy		1,518,558
Telecommunication Services - 1.1%
Crown Castle International Corp.*	5,810	372,421
Total Common Stocks
(Cost $24,633,501)		33,604,456

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.7%
Credit Suisse Group issued 09/28/12 at 0.12% due 10/01/12	$237,251	237,251
Total Repurchase Agreement
(Cost $237,251)		237,251
SECURITIES LENDING COLLATERAL††,3 - 0.3%
RBS Securities, Inc. issued 09/28/12 at 0.24% due 10/01/12	50,214	50,214
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 09/28/12 at 0.15% due 10/01/12	49,417	49,417
Total Securities Lending Collateral
(Cost $99,631)		99,631
Total Investments - 99.8%
(Cost $24,970,383)		$33,941,338
Other Assets & Liabilities, net - 0.2%		68,544
Total Net Assets - 100.0%		$34,009,882

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at September 30, 2012 - See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral - See Note 4.

S&P 500 Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 99.1%
Financials - 38.3%
American International Group, Inc.*	21,475	$704,165
Hartford Financial Services Group, Inc.	23,980	466,171
Bank of America Corp.	45,997	406,153
Lincoln National Corp.	16,748	405,133
Allstate Corp.	10,170	402,833
Hudson City Bancorp, Inc.	49,641	395,142
Citigroup, Inc.	10,974	359,069
Morgan Stanley	20,991	351,390
MetLife, Inc.	9,902	341,223
SunTrust Banks, Inc.	11,180	316,060
Genworth Financial, Inc. — Class A*	59,607	311,745
Prudential Financial, Inc.	5,241	285,687
XL Group plc — Class A	11,688	280,863
JPMorgan Chase & Co.	6,695	271,014
Capital One Financial Corp.	4,542	258,940
Goldman Sachs Group, Inc.	2,227	253,165
Regions Financial Corp.	30,991	223,445
Assurant, Inc.	5,789	215,930
Bank of New York Mellon Corp.	9,394	212,492
Principal Financial Group, Inc.	7,826	210,832
Unum Group	10,672	205,116
E*TRADE Financial Corp.*	22,830	201,132
KeyCorp	22,119	193,320
Legg Mason, Inc.	6,639	163,851
Loews Corp.	3,950	162,977
Cincinnati Financial Corp.	4,048	153,379
Ameriprise Financial, Inc.	2,462	139,571
ACE Ltd.	1,824	137,894
Comerica, Inc.	4,403	136,713
PNC Financial Services Group, Inc.	2,083	131,437
Leucadia National Corp.	5,760	131,040
Fifth Third Bancorp	8,228	127,616
Weyerhaeuser Co.	4,706	123,015
BB&T Corp.	3,594	119,177
Huntington Bancshares, Inc.	16,039	110,669
Wells Fargo & Co.	3,160	109,115
CME Group, Inc. — Class A	1,670	95,691
First Horizon National Corp.	9,867	95,019
Torchmark Corp.	1,811	92,995
SLM Corp.	5,646	88,755
NASDAQ OMX Group, Inc.	3,804	88,614
NYSE Euronext	2,872	70,795
Total Financials		9,549,343
Energy - 12.1%
Valero Energy Corp.	17,817	564,442
Tesoro Corp.	12,271	514,155
Marathon Petroleum Corp.	8,147	444,745
Marathon Oil Corp.	13,755	406,736
Sunoco, Inc.[1]	8,476	396,931
Murphy Oil Corp.	3,200	171,808
Hess Corp.	2,996	160,945
ConocoPhillips	2,630	150,383
Phillips 66	2,510	116,389
Nabors Industries Ltd.*	4,110	57,663
Alpha Natural Resources, Inc.*	4,343	28,534
Total Energy		3,012,731
Consumer Discretionary - 9.2%
Whirlpool Corp.	8,356	692,797
Gannett Company, Inc.	15,861	281,533
GameStop Corp. — Class A1	11,389	239,169
Best Buy Company, Inc.	11,226	192,975
Washington Post Co. — Class B	513	186,234
Ford Motor Co.	17,798	175,488
Staples, Inc.	12,413	142,998
JC Penney Company, Inc.	4,855	117,928
AutoNation, Inc.*	2,208	96,423
Johnson Controls, Inc.	3,372	92,393
Goodyear Tire & Rubber Co.*	6,202	75,602
Total Consumer Discretionary		2,293,540
Information Technology - 8.5%
Computer Sciences Corp.	20,573	662,656
Jabil Circuit, Inc.	12,666	237,108
Micron Technology, Inc.*	35,069	209,888
SAIC, Inc.	15,405	185,476
Western Digital Corp.	4,767	184,625
Xerox Corp.	24,232	177,863
Harris Corp.	2,823	144,594
Hewlett-Packard Co.	6,596	112,528
Corning, Inc.	6,344	83,424
Lexmark International, Inc. — Class A	3,490	77,653
Dell, Inc.	4,749	46,825
Total Information Technology		2,122,640
Consumer Staples - 8.2%
Dean Foods Co.*	27,869	455,657
Archer-Daniels-Midland Co.	12,474	339,043
Tyson Foods, Inc. — Class A	16,339	261,751
Kroger Co.	10,012	235,682
Safeway, Inc.[1]	14,466	232,758
CVS Caremark Corp.	3,397	164,483
Walgreen Co.	4,350	158,514
Molson Coors Brewing Co. — Class B	2,330	104,967
Sysco Corp.	3,176	99,314
Total Consumer Staples		2,052,169
Health Care - 6.8%
Tenet Healthcare Corp.*	69,960	438,649
Coventry Health Care, Inc.	7,474	311,591
AmerisourceBergen Corp. — Class A	5,964	230,867
McKesson Corp.	2,676	230,216
Cardinal Health, Inc.	5,578	217,375
Cigna Corp.	3,072	144,906
PerkinElmer, Inc.	3,806	112,163
Total Health Care		1,685,767
Industrials - 6.1%
L-3 Communications Holdings, Inc.	3,633	260,522
Northrop Grumman Corp.	3,685	244,795
Avery Dennison Corp.	6,830	217,331
Southwest Airlines Co.	23,548	206,516
RR Donnelley & Sons Co.	17,154	181,832
Ingersoll-Rand plc	2,890	129,530
Jacobs Engineering Group, Inc.*	2,945	119,066
Textron, Inc.	3,910	102,325

S&P 500 Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 99.1% (continued)
Industrials - 6.1% (continued)
Ryder System, Inc.	1,603	$62,613
Total Industrials		1,524,530
Materials - 3.7%
Alcoa, Inc.	23,757	210,249
International Paper Co.	3,802	138,089
Sealed Air Corp.	8,685	134,269
United States Steel Corp.[1]	6,800	129,676
Owens-Illinois, Inc.*	6,560	123,066
Dow Chemical Co.	3,230	93,541
Bemis Company, Inc.	2,670	84,025
Total Materials		912,915
Utilities - 3.1%
NRG Energy, Inc.	17,080	365,341
Edison International	2,770	126,562
Pepco Holdings, Inc.	6,587	124,494
Integrys Energy Group, Inc.	1,623	84,721
DTE Energy Co.	1,409	84,455
Total Utilities		785,573
Telecommunication Services - 3.1%
Sprint Nextel Corp.*	79,693	439,904
MetroPCS Communications, Inc.*	14,060	164,643
CenturyLink, Inc.	2,000	80,800
Frontier Communications Corp.[1]	15,515	76,024
Total Telecommunication Services		761,371
Total Common Stocks
(Cost $19,791,569)		24,700,579

	Face Amount
REPURCHASE AGREEMENT††,2 - 1.0%
Credit Suisse Group issued 09/28/12 at 0.12% due 10/01/12	$238,298	238,298
Total Repurchase Agreement
(Cost $238,298)		238,298
SECURITIES LENDING COLLATERAL††,3 - 1.7%
RBS Securities, Inc. issued 09/28/12 at 0.24% due 10/01/12	217,211	217,211
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 09/28/12 at 0.15% due 10/01/12	213,764	213,764
Total Securities Lending Collateral
(Cost $430,975)		430,975
Total Investments - 101.8%
(Cost $20,460,842)		$25,369,852
Other Assets & Liabilities, net - (1.8)%		(445,034)
Total Net Assets - 100.0%		$24,924,818

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at September 30, 2012 - See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral - See Note 4.

plc	Public Limited Company

S&P MidCap 400 Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 99.4%
Information Technology - 23.7%
Equinix, Inc.*	4,013	$826,878
Alliance Data Systems Corp.*	4,030	572,059
Rackspace Hosting, Inc.*	7,874	520,393
Wright Express Corp.*	5,720	398,798
SolarWinds, Inc.*	6,770	377,359
Concur Technologies, Inc.*	4,629	341,296
ANSYS, Inc.*	4,530	332,502
Silicon Laboratories, Inc.*	8,279	304,336
FactSet Research Systems, Inc.	3,110	299,866
Global Payments, Inc.	6,635	277,542
Informatica Corp.*	7,872	274,024
Semtech Corp.*	8,709	219,031
Solera Holdings, Inc.	4,950	217,157
Riverbed Technology, Inc.*	7,924	184,391
VeriFone Systems, Inc.*	6,560	182,696
ACI Worldwide, Inc.*	4,274	180,619
Jack Henry & Associates, Inc.	4,612	174,795
Zebra Technologies Corp. — Class A*	4,603	172,797
MICROS Systems, Inc.*	3,368	165,436
Rovi Corp.*	10,163	147,465
Gartner, Inc.*	3,186	146,843
NeuStar, Inc. — Class A*	3,655	146,310
Trimble Navigation Ltd.*	2,360	112,478
Advent Software, Inc.*	3,933	96,634
ADTRAN, Inc.	5,582	96,457
Total Information Technology		6,768,162
Health Care - 22.2%
Regeneron Pharmaceuticals, Inc.*	7,600	1,160,216
AMERIGROUP Corp.*	7,640	698,525
United Therapeutics Corp.*	8,750	488,950
MEDNAX, Inc.*	6,064	451,465
IDEXX Laboratories, Inc.*	3,687	366,304
Bio-Rad Laboratories, Inc. — Class A*	3,240	345,773
Henry Schein, Inc.*	4,160	329,763
Cooper Companies, Inc.	3,401	321,258
ResMed, Inc.	7,496	303,363
Medicis Pharmaceutical Corp. — Class A	6,518	282,034
Mettler-Toledo International, Inc.*	1,596	272,501
Endo Health Solutions, Inc.*	8,240	261,373
HMS Holdings Corp.*	7,740	258,748
Techne Corp.	3,485	250,711
Thoratec Corp.*	7,237	250,400
Covance, Inc.*	3,680	171,819
Allscripts Healthcare Solutions, Inc.*	8,477	105,369
Total Health Care		6,318,572
Consumer Discretionary - 19.2%
Under Armour, Inc. — Class A*	9,768	545,348
Tractor Supply Co.	4,678	462,607
PVH Corp.	4,903	459,509
Carter's, Inc.*	8,260	444,718
Panera Bread Co. — Class A*	2,567	438,675
PetSmart, Inc.	5,520	380,770
Advance Auto Parts, Inc.	5,236	358,352
ITT Educational Services, Inc.*	9,821	316,531
Polaris Industries, Inc.	3,897	315,150
LKQ Corp.*	16,696	308,876
Strayer Education, Inc.[1]	4,711	303,153
Warnaco Group, Inc.*	5,227	271,281
Life Time Fitness, Inc.*	4,986	228,060
Tupperware Brands Corp.	4,139	221,809
Tempur-Pedic International, Inc.*	6,390	190,997
Deckers Outdoor Corp.*,1	4,186	153,375
Gentex Corp.	3,489	59,348
Total Consumer Discretionary		5,458,559
Industrials - 12.2%
Triumph Group, Inc.	7,275	454,906
Valmont Industries, Inc.	3,070	403,704
Watsco, Inc.	4,700	356,213
Alaska Air Group, Inc.*	8,660	303,620
Copart, Inc.*	9,860	273,418
Clean Harbors, Inc.*	5,340	260,859
Wabtec Corp.	3,010	241,673
MSC Industrial Direct Company, Inc. — Class A	3,190	215,197
J.B. Hunt Transport Services, Inc.	3,850	200,354
AMETEK, Inc.	5,420	192,139
Donaldson Company, Inc.	5,350	185,699
Woodward, Inc.	4,930	167,521
FTI Consulting, Inc.*	4,660	124,329
Gardner Denver, Inc.	1,870	112,967
Total Industrials		3,492,599
Materials - 8.5%
Royal Gold, Inc.	6,610	660,075
NewMarket Corp.	1,970	485,566
Rock-Tenn Co. — Class A	5,680	409,982
Compass Minerals International, Inc.	3,743	279,190
Aptargroup, Inc.	4,120	213,045
Albemarle Corp.	3,572	188,173
Intrepid Potash, Inc.*	8,170	175,492
Total Materials		2,411,523
Energy - 6.6%
Dresser-Rand Group, Inc.*	4,737	261,055
Bill Barrett Corp.*	8,905	220,577
Dril-Quip, Inc.*	2,965	213,124
Rosetta Resources, Inc.*	4,320	206,928
Oil States International, Inc.*	2,510	199,445
Oceaneering International, Inc.	3,486	192,602
Cimarex Energy Co.	3,260	190,873
CARBO Ceramics, Inc.[1]	2,580	162,334
Northern Oil and Gas, Inc.*	7,921	134,578
SM Energy Co.	1,620	87,658
Total Energy		1,869,174
Financials - 3.9%
Signature Bank*	4,380	293,810
Taubman Centers, Inc.	2,500	191,826
Federal Realty Investment Trust	1,820	191,646
MSCI, Inc. — Class A*	5,053	180,847
Home Properties, Inc.	2,100	128,667
Essex Property Trust, Inc.	839	124,373
Total Financials		1,111,169

S&P MidCap 400 Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Consumer Staples - 3.1%
Lancaster Colony Corp.	3,710	$271,758
Ingredion, Inc.	4,740	261,458
Green Mountain Coffee Roasters, Inc.*	7,397	175,679
Church & Dwight Company, Inc.	3,114	168,125
Total Consumer Staples		877,020
Total Common Stocks
(Cost $22,380,915)		28,306,778

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.9%
Credit Suisse Group issued 09/28/12 at 0.12% due 10/01/12	$246,095	246,095
Total Repurchase Agreement
(Cost $246,095)		246,095
SECURITIES LENDING COLLATERAL††,3 - 1.1%
RBS Securities, Inc. issued 09/28/12 at 0.24% due 10/01/12	159,289	159,289
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 09/28/12 at 0.15% due 10/01/12	156,761	156,761
Total Securities Lending Collateral
(Cost $316,050)		316,050
Total Investments - 101.4%
(Cost $22,943,060)		$28,868,923
Other Assets & Liabilities, net - (1.4)%		(398,139)
Total Net Assets - 100.0%		$28,470,784

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at September 30, 2012 - See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral - See Note 4.

S&P MidCap 400 Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 99.6%
Financials - 30.1%
First American Financial Corp.	19,807	$429,217
Protective Life Corp.	8,053	211,070
Astoria Financial Corp.	20,536	202,895
Reinsurance Group of America, Inc. — Class A	3,306	191,318
Aspen Insurance Holdings Ltd.	6,000	182,940
Hanover Insurance Group, Inc.	4,774	177,879
Old Republic International Corp.	17,729	164,880
Kemper Corp.	4,738	145,504
Everest Re Group Ltd.	1,323	141,508
BancorpSouth, Inc.	9,573	141,106
Fidelity National Financial, Inc. — Class A	6,303	134,821
Jefferies Group, Inc.	8,920	122,115
American Financial Group, Inc.	2,934	111,198
StanCorp Financial Group, Inc.	3,531	110,308
Janus Capital Group, Inc.	10,660	100,631
TCF Financial Corp.	8,190	97,789
HCC Insurance Holdings, Inc.	2,856	96,790
Washington Federal, Inc.	5,789	96,561
Apollo Investment Corp.	12,205	96,053
First Niagara Financial Group, Inc.	11,304	91,449
New York Community Bancorp, Inc.	4,930	69,809
Associated Banc-Corp.	5,300	69,801
International Bancshares Corp.	3,186	60,693
WR Berkley Corp.	1,325	49,674
Fulton Financial Corp.	4,153	40,949
Total Financials		3,336,958
Industrials - 21.9%
Exelis, Inc.	29,030	300,169
ITT Corp.	14,400	290,160
Oshkosh Corp.*	9,130	250,436
Huntington Ingalls Industries, Inc.*	5,410	227,491
JetBlue Airways Corp.*	43,204	206,947
URS Corp.	5,848	206,493
General Cable Corp.*	6,690	196,552
AECOM Technology Corp.*	6,312	133,562
Terex Corp.*	4,460	100,707
Manpower, Inc.	2,609	96,011
UTI Worldwide, Inc.	6,510	87,690
Con-way, Inc.	3,090	84,573
KBR, Inc.	2,411	71,896
Brink's Co.	2,702	69,414
Harsco Corp.	2,696	55,349
AGCO Corp.*	960	45,581
Total Industrials		2,423,031
Consumer Discretionary - 13.5%
Collective Brands, Inc.*	13,710	297,645
KB Home	8,680	124,558
Regis Corp.	6,622	121,712
Office Depot, Inc.*	45,510	116,505
Valassis Communications, Inc.*	4,700	116,044
New York Times Co. — Class A*	11,790	115,070
Thor Industries, Inc.	3,130	113,682
Scholastic Corp.	3,432	109,069
Barnes & Noble, Inc.*	6,787	86,738
Mohawk Industries, Inc.*	1,034	82,741
Saks, Inc.*,1	6,340	65,365
Bob Evans Farms, Inc.	1,490	58,303
Wendy's Co.	11,725	53,349
RadioShack Corp.[1]	13,240	31,511
Total Consumer Discretionary		1,492,292
Information Technology - 12.5%
Ingram Micro, Inc. — Class A*	12,293	187,223
Avnet, Inc.*	6,290	182,976
Tech Data Corp.*	3,741	169,467
Arrow Electronics, Inc.*	4,978	167,808
MEMC Electronic Materials, Inc.*	43,700	120,175
Itron, Inc.*	2,460	106,149
CoreLogic, Inc.*	3,897	103,387
Tellabs, Inc.	29,088	102,972
Vishay Intertechnology, Inc.*	9,950	97,809
International Rectifier Corp.*	3,150	52,574
Fairchild Semiconductor International, Inc. — Class A*	3,460	45,395
Monster Worldwide, Inc.*	6,040	44,273
Total Information Technology		1,380,208
Health Care - 7.2%
Community Health Systems, Inc.*	12,105	352,740
Owens & Minor, Inc.	4,258	127,229
Health Net, Inc.*	4,711	106,045
LifePoint Hospitals, Inc.*	2,198	94,030
Health Management Associates, Inc. — Class A*	7,330	61,499
Omnicare, Inc.	1,517	51,532
Total Health Care		793,075
Materials - 5.6%
Ashland, Inc.	1,214	86,923
Commercial Metals Co.	6,437	84,967
Louisiana-Pacific Corp.*	6,422	80,275
Worthington Industries, Inc.	3,492	75,637
Reliance Steel & Aluminum Co.	1,290	67,532
Steel Dynamics, Inc.	5,910	66,369
Cytec Industries, Inc.	870	57,002
Greif, Inc. — Class A	1,220	53,900
Cabot Corp.	1,247	45,603
Total Materials		618,208
Consumer Staples - 2.9%
Universal Corp.	2,907	148,024
Smithfield Foods, Inc.*	6,363	125,033
Harris Teeter Supermarkets, Inc.	1,390	53,988
Total Consumer Staples		327,045
Energy - 2.6%
HollyFrontier Corp.	3,480	143,619
World Fuel Services Corp.	2,810	100,064
Quicksilver Resources, Inc.*	5,340	21,841
Arch Coal, Inc.	3,220	20,383
Total Energy		285,907
Utilities - 2.1%
UGI Corp.	1,996	63,373
Great Plains Energy, Inc.	2,693	59,946
N.V. Energy, Inc.	3,179	57,254
Atmos Energy Corp.	1,534	54,902
Total Utilities		235,475

S&P MidCap 400 Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Telecommunication Services - 1.2%
Telephone & Data Systems, Inc.	5,247	$134,376
Total Common Stocks
(Cost $8,333,145)		11,026,575

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.6%
Credit Suisse Group issued 09/28/12 at 0.12% due 10/01/12	$68,938	68,938
Total Repurchase Agreement
(Cost $68,938)		68,938
SECURITIES LENDING COLLATERAL††,3 - 0.5%
RBS Securities, Inc. issued 09/28/12 at 0.24% due 10/01/12	25,673	25,673
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 09/28/12 at 0.15% due 10/01/12	25,265	25,265
Total Securities Lending Collateral
(Cost $50,938)		50,938
Total Investments - 100.7%
(Cost $8,453,021)		$11,146,451
Other Assets & Liabilities, net - (0.7)%		(82,867)
Total Net Assets - 100.0%		$11,063,584

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at September 30, 2012 - See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral - See Note 4.

S&P SmallCap 600 Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 99.5%
Information Technology - 28.3%
Cirrus Logic, Inc.*	8,246	$316,564
Veeco Instruments, Inc.*	6,589	197,801
Sourcefire, Inc.*	3,682	180,528
CommVault Systems, Inc.*	3,005	176,394
Blucora, Inc.*	9,631	171,527
Hittite Microwave Corp.*	2,987	165,689
MAXIMUS, Inc.	2,703	161,423
Exar Corp.*	17,274	138,192
Kulicke & Soffa Industries, Inc.*	13,187	137,145
OpenTable, Inc.*,1	3,291	136,906
MicroStrategy, Inc. — Class A*	1,005	134,739
CACI International, Inc. — Class A*	2,596	134,447
Tyler Technologies, Inc.*	2,826	124,401
Littelfuse, Inc.	2,017	114,041
Entropic Communications, Inc.*	18,771	109,247
Ebix, Inc.[1]	4,567	107,827
OSI Systems, Inc.*	1,385	107,809
Power Integrations, Inc.	3,416	103,949
Rubicon Technology, Inc.*	10,484	100,437
Cognex Corp.	2,646	91,499
Volterra Semiconductor Corp.*	4,182	91,460
MTS Systems Corp.	1,680	89,964
NetScout Systems, Inc.*	3,516	89,693
Cymer, Inc.*	1,740	88,844
Synaptics, Inc.*	3,537	84,959
DTS, Inc.*	3,582	83,389
Manhattan Associates, Inc.*	1,426	81,667
Interactive Intelligence Group, Inc.*	2,697	81,045
Opnet Technologies, Inc.	2,300	78,361
LivePerson, Inc.*	4,249	76,949
LogMeIn, Inc.*	3,241	72,696
NETGEAR, Inc.*	1,763	67,241
j2 Global, Inc.	2,010	65,968
Cabot Microelectronics Corp.	1,864	65,501
JDA Software Group, Inc.*	1,991	63,274
Websense, Inc.*	3,793	59,360
GT Advanced Technologies, Inc.*,1	10,824	58,991
Higher One Holdings, Inc.*	4,188	56,454
Stamps.com, Inc.*	2,434	56,323
Liquidity Services, Inc.*	1,106	55,532
ViaSat, Inc.*	1,385	51,771
comScore, Inc.*	2,986	45,537
Forrester Research, Inc.	1,548	44,536
FARO Technologies, Inc.*	1,064	43,964
Blackbaud, Inc.	1,802	43,104
Synchronoss Technologies, Inc.*	1,772	40,579
Ceva, Inc.*	1,849	26,589
Global Payments, Inc.	1	42
Total Information Technology		4,674,358
Health Care - 23.6%
MWI Veterinary Supply, Inc.*	2,383	254,218
Medidata Solutions, Inc.*	5,970	247,754
NuVasive, Inc.*	8,830	202,296
ICU Medical, Inc.*	3,077	186,097
Air Methods Corp.*	1,523	181,801
Cyberonics, Inc.*	3,376	176,970
Haemonetics Corp.*	2,151	172,510
Magellan Health Services, Inc.*	3,192	164,739
Cubist Pharmaceuticals, Inc.*	3,379	161,111
Chemed Corp.	2,248	155,764
Medicines Co.*	6,022	155,428
IPC The Hospitalist Company, Inc.*	3,291	150,399
Hi-Tech Pharmacal Company, Inc.*	4,263	141,148
Momenta Pharmaceuticals, Inc.*	9,596	139,814
Neogen Corp.*	3,240	138,348
Analogic Corp.	1,735	135,625
Computer Programs & Systems, Inc.	2,410	133,876
Corvel Corp.*	2,807	125,613
Landauer, Inc.	2,048	122,307
Ensign Group, Inc.	3,697	113,147
ViroPharma, Inc.*	3,627	109,608
Spectrum Pharmaceuticals, Inc.*,1	6,742	78,881
Abaxis, Inc.*	2,194	78,808
Arqule, Inc.*	13,839	70,717
Luminex Corp.*	3,601	70,003
Akorn, Inc.*	5,200	68,744
Quality Systems, Inc.	3,230	59,917
Questcor Pharmaceuticals, Inc.*,1	3,058	56,573
Salix Pharmaceuticals Ltd.*	1,195	50,596
Total Health Care		3,902,812
Consumer Discretionary - 18.6%
Buffalo Wild Wings, Inc.*	2,559	219,410
Sturm Ruger & Company, Inc.[1]	3,372	166,880
Coinstar, Inc.*,1	3,576	160,848
Peet's Coffee & Tea, Inc.*	2,191	160,688
DineEquity, Inc.*	2,839	158,984
Steven Madden Ltd.*	3,513	153,588
Hibbett Sports, Inc.*	2,465	146,545
Capella Education Co.*	4,021	140,976
Buckle, Inc.	3,011	136,791
BJ's Restaurants, Inc.*	2,946	133,601
Biglari Holdings, Inc.*	363	132,517
Vitamin Shoppe, Inc.*	2,264	132,036
Jos. A. Bank Clothiers, Inc.*	2,669	129,393
rue21, Inc.*	4,139	128,930
American Public Education, Inc.*	3,481	126,813
Genesco, Inc.*	1,780	118,779
Papa John's International, Inc.*	1,871	99,930
Monro Muffler Brake, Inc.	2,739	96,385
Children's Place Retail Stores, Inc.*	1,565	93,900
CEC Entertainment, Inc.	3,067	92,378
Arbitron, Inc.	2,007	76,065
iRobot Corp.*	3,130	71,239
True Religion Apparel, Inc.	3,312	70,645
Wolverine World Wide, Inc.	1,481	65,712
Blue Nile, Inc.*	1,505	55,820
Total Consumer Discretionary		3,068,853
Industrials - 10.1%
Portfolio Recovery Associates, Inc.*	2,230	232,879
Allegiant Travel Co. — Class A*	3,182	201,612
American Science & Engineering, Inc.	2,374	155,757
Cubic Corp.	2,911	145,725
AZZ, Inc.	3,310	125,714
Exponent, Inc.*	2,126	121,373

S&P SmallCap 600 Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Industrials - 10.1% (continued)
Franklin Electric Company, Inc.	1,891	$114,387
Toro Co.	2,630	104,621
Lindsay Corp.	1,183	85,141
Teledyne Technologies, Inc.*	1,326	84,055
National Presto Industries, Inc.	1,117	81,407
Dolan Co.*	13,218	71,113
II-VI, Inc.*	3,308	62,918
Forward Air Corp.	1,501	45,645
Aerovironment, Inc.*	1,704	39,993
Total Industrials		1,672,340
Financials - 6.1%
World Acceptance Corp.*	2,269	153,044
Infinity Property & Casualty Corp.	2,219	134,005
Financial Engines, Inc.*	4,345	103,541
Cash America International, Inc.	2,552	98,431
ProAssurance Corp.	1,081	97,766
EZCORP, Inc. — Class A*	3,562	81,677
First Cash Financial Services, Inc.*	1,745	80,287
PS Business Parks, Inc.	1,094	73,101
Mid-America Apartment Communities, Inc.	1,022	66,747
RLI Corp.	941	62,727
EastGroup Properties, Inc.	1,099	58,467
Total Financials		1,009,793
Consumer Staples - 5.2%
Medifast, Inc.*	6,230	162,915
Casey's General Stores, Inc.	2,577	147,250
Boston Beer Company, Inc. — Class A*	1,310	146,681
Sanderson Farms, Inc.	2,663	118,156
J&J Snack Foods Corp.	2,011	115,291
TreeHouse Foods, Inc.*	2,046	107,415
WD-40 Co.	1,374	72,327
Total Consumer Staples		870,035
Materials - 3.1%
Innophos Holdings, Inc.	2,580	125,103
Hawkins, Inc.	2,978	123,736
Deltic Timber Corp.	1,438	93,844
Balchem Corp.	2,423	88,997
Schweitzer-Mauduit International, Inc.	2,430	80,166
Total Materials		511,846
Energy - 2.9%
SEACOR Holdings, Inc.*	1,839	153,299
Contango Oil & Gas Co.*	2,355	115,725
Geospace Technologies Corp.*	722	88,380
Approach Resources, Inc.*	2,071	62,399
Lufkin Industries, Inc.	1,073	57,749
Total Energy		477,552
Utilities - 0.8%
American States Water Co.	1,720	76,420
South Jersey Industries, Inc.	1,230	65,104
Total Utilities		141,524
Telecommunication Services - 0.8%
Atlantic Tele-Network, Inc.	3,036	130,487
Total Common Stocks
(Cost $13,221,357)		16,459,600

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.9%
Credit Suisse Group issued 09/28/12 at 0.12% due 10/01/12	$140,879	140,879
Total Repurchase Agreement
(Cost $140,879)		140,879
SECURITIES LENDING COLLATERAL††,3 - 2.0%
RBS Securities, Inc. issued 09/28/12 at 0.24% due 10/01/12	167,101	167,101
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 09/28/12 at 0.15% due 10/01/12	164,449	164,449
Total Securities Lending Collateral
(Cost $331,550)		331,550
Total Investments - 102.4%
(Cost $13,693,786)		$16,932,029
Other Assets & Liabilities, net - (2.4)%		(401,107)
Total Net Assets - 100.0%		$16,530,922

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at September 30, 2012 - See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral - See Note 4.

S&P SmallCap 600 Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 97.7%
Consumer Discretionary - 36.6%
Tuesday Morning Corp.*	39,829	$260,880
Marriott Vacations Worldwide Corp.*	6,330	228,007
Perry Ellis International, Inc.*	8,370	184,559
OfficeMax, Inc.	23,254	181,615
Brown Shoe Company, Inc.	11,069	177,436
Skechers U.S.A., Inc. — Class A*	7,911	161,384
VOXX International Corp. — Class A*	16,365	122,410
MarineMax, Inc.*	14,425	119,583
Stage Stores, Inc.	5,666	119,326
Boyd Gaming Corp.*	16,326	115,262
Stein Mart, Inc.*	13,140	111,821
Sonic Automotive, Inc. — Class A	4,854	92,130
M/I Homes, Inc.*	4,578	88,539
American Greetings Corp. — Class A1	5,250	88,200
Standard Pacific Corp.*	12,962	87,623
Big 5 Sporting Goods Corp.	8,271	82,296
Ruby Tuesday, Inc.*	11,325	82,106
Zale Corp.*	11,766	81,185
Quiksilver, Inc.*	23,651	78,521
Group 1 Automotive, Inc.	1,257	75,709
Callaway Golf Co.	11,571	71,046
Lithia Motors, Inc. — Class A	2,114	70,417
Fred's, Inc. — Class A	4,908	69,841
Winnebago Industries, Inc.*	5,503	69,503
Christopher & Banks Corp.	19,273	67,648
Spartan Motors, Inc.	13,183	65,915
Career Education Corp.*	17,363	65,458
Lincoln Educational Services Corp.	15,129	63,542
Pep Boys-Manny Moe & Jack	5,880	59,858
Digital Generation, Inc.*	4,518	51,324
Haverty Furniture Companies, Inc.	3,549	49,260
EW Scripps Co. — Class A*	4,473	47,637
Corinthian Colleges, Inc.*	19,453	46,298
Superior Industries International, Inc.	2,668	45,596
Cabela's, Inc.*	797	43,580
La-Z-Boy, Inc.*	2,667	39,018
Coldwater Creek, Inc.*	45,911	38,106
Ruth's Hospitality Group, Inc.*	4,781	30,455
Universal Electronics, Inc.*	1,650	29,007
Jack in the Box, Inc.*	997	28,026
Live Nation Entertainment, Inc.*	2,931	25,236
Red Robin Gourmet Burgers, Inc.*	772	25,136
JAKKS Pacific, Inc.	1,408	20,515
Harte-Hanks, Inc.	2,789	19,328
Total Consumer Discretionary		3,680,342
Industrials - 12.7%
SkyWest, Inc.	10,593	109,426
Orion Marine Group, Inc.*	14,469	107,506
Universal Forest Products, Inc.	2,514	104,431
Kelly Services, Inc. — Class A	6,565	82,719
CDI Corp.	4,737	80,671
Griffon Corp.	6,765	69,680
AAR Corp.	4,147	68,094
Lydall, Inc.*	4,651	65,533
Briggs & Stratton Corp.	3,460	64,598
Aegion Corp. — Class A*	2,759	52,862
EnerSys, Inc.*	1,337	47,182
Comfort Systems USA, Inc.	4,138	45,228
ABM Industries, Inc.	2,293	43,406
Apogee Enterprises, Inc.	2,195	43,066
Viad Corp.	2,033	42,409
Geo Group, Inc.	1,312	36,303
United Stationers, Inc.	1,364	35,491
G&K Services, Inc. — Class A	979	30,652
Standex International Corp.	647	28,759
EMCOR Group, Inc.	972	27,741
Powell Industries, Inc.*	704	27,224
Lawson Products, Inc.	3,643	25,210
Insperity, Inc.	849	21,420
Arkansas Best Corp.	2,447	19,380
Total Industrials		1,278,991
Health Care - 12.6%
Gentiva Health Services, Inc.*	21,537	243,798
Healthways, Inc.*	18,175	212,829
Amedisys, Inc.*	11,639	160,735
Kindred Healthcare, Inc.*	10,434	118,739
Almost Family, Inc.*	5,549	118,083
LHC Group, Inc.*	5,072	93,680
Molina Healthcare, Inc.*	3,231	81,260
Cross Country Healthcare, Inc.*	14,985	70,729
PharMerica Corp.*	4,601	58,249
Symmetry Medical, Inc.*	3,784	37,424
Natus Medical, Inc.*	2,714	35,472
Invacare Corp.	2,488	35,180
Total Health Care		1,266,178
Financials - 12.3%
Stewart Information Services Corp.	8,681	174,835
Horace Mann Educators Corp.	6,999	126,752
Piper Jaffray Cos.*	3,458	88,007
Presidential Life Corp.	5,737	79,916
United Fire Group, Inc.	2,521	63,328
First Commonwealth Financial Corp.	8,650	60,983
Selective Insurance Group, Inc.	3,182	60,426
Susquehanna Bancshares, Inc.	5,551	58,063
Tower Group, Inc.	2,796	54,214
First BanCorp*	11,568	51,131
Wintrust Financial Corp.	1,278	48,014
Investment Technology Group, Inc.*	5,506	47,902
Parkway Properties, Inc.	3,121	41,728
PrivateBancorp, Inc. — Class A	2,505	40,055
Cedar Realty Trust, Inc.	7,504	39,621
SWS Group, Inc.*	5,540	33,849
Safety Insurance Group, Inc.	712	32,667
United Community Banks, Inc.*	3,810	31,966
Meadowbrook Insurance Group, Inc.	3,844	29,560
National Financial Partners Corp.*	1,604	27,108
Prospect Capital Corp.	2,276	26,219

S&P SmallCap 600 Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 97.7% (continued)
Financials - 12.3% (continued)
Calamos Asset Management, Inc. — Class A	2,054	$23,909
Total Financials		1,240,253
Information Technology - 11.3%
SYNNEX Corp.*	3,124	101,780
Benchmark Electronics, Inc.*	6,315	96,431
Insight Enterprises, Inc.*	5,357	93,640
Black Box Corp.	2,901	74,005
Sigma Designs, Inc.*	9,662	63,865
United Online, Inc.	10,435	57,601
NCI, Inc. — Class A*	7,141	49,130
Radisys Corp.*	13,292	47,851
CTS Corp.	4,680	47,128
Intevac, Inc.*	7,118	43,491
Brightpoint, Inc.*	4,812	43,212
ScanSource, Inc.*	1,331	42,619
Pericom Semiconductor Corp.*	4,461	38,744
Cohu, Inc.	4,119	38,677
Avid Technology, Inc.*	3,877	36,676
Plexus Corp.*	1,125	34,076
Advanced Energy Industries, Inc.*	2,687	33,104
Checkpoint Systems, Inc.*	3,997	33,095
Bel Fuse, Inc. — Class B	1,674	31,270
CIBER, Inc.*	7,910	27,448
Anixter International, Inc.	462	26,547
TTM Technologies, Inc.*	2,754	25,970
Novatel Wireless, Inc.*	11,779	23,322
DSP Group, Inc.*	3,670	21,800
Total Information Technology		1,131,482
Materials - 5.3%
A. Schulman, Inc.	3,211	76,486
OM Group, Inc.*	3,800	70,452
PolyOne Corp.	3,940	65,286
Wausau Paper Corp.	6,583	60,958
Neenah Paper, Inc.	1,856	53,156
Materion Corp.	2,129	50,670
AM Castle & Co.*	3,978	49,686
Olympic Steel, Inc.	2,267	38,267
Century Aluminum Co.*	4,266	30,502
SunCoke Energy, Inc.*	1,593	25,679
AK Steel Holding Corp.	2,783	13,358
Total Materials		534,500
Consumer Staples - 4.5%
Seneca Foods Corp. — Class A*	4,424	132,101
Central Garden and Pet Co. — Class A*	8,317	100,469
Nash Finch Co.	3,523	71,940
Spartan Stores, Inc.	4,140	63,383
Andersons, Inc.	1,526	57,469
Alliance One International, Inc.*	8,250	26,648
Total Consumer Staples		452,010
Energy - 2.2%
Exterran Holdings, Inc.*	6,830	138,512
Matrix Service Co.*	5,542	58,579
Overseas Shipholding Group, Inc.	3,548	23,417
Total Energy		220,508
Utilities - 0.2%
Laclede Group, Inc.	581	24,983
Total Common Stocks
(Cost $7,406,965)		9,829,247

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.5%
Credit Suisse Group issued 09/28/12 at 0.12% due 10/01/12	$54,588	54,588
Total Repurchase Agreement
(Cost $54,588)		54,588
SECURITIES LENDING COLLATERAL††,3 - 0.5%
RBS Securities, Inc. issued 09/28/12 at 0.24% due 10/01/12	24,079	24,079
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 09/28/12 at 0.15% due 10/01/12	23,696	23,696
Total Securities Lending Collateral
(Cost $47,775)		47,775
Total Investments - 98.7%
(Cost $7,509,328)		$9,931,610
Other Assets & Liabilities, net - 1.3%		130,422
Total Net Assets - 100.0%		$10,062,032

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at September 30, 2012 - See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral - See Note 4.

Select Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 1.0%
Energy - 1.0%
Exxon Mobil Corp.	3,700	$338,365
Total Common Stocks
(Cost $264,954)		338,365
EXCHANGE TRADED FUNDS† - 83.8%
United States of America - 71.7%
SPDR S&P 500 ETF Trust	29,800	4,289,114
iShares S&P 500 Index Fund[1]	15,000	2,166,000
SPDR S&P MidCap 400 ETF Trust	11,200	2,015,104
iShares iBoxx $ High Yield Corporate Bond Fund[1]	14,300	1,320,891
Vanguard Total Stock Market ETF	16,300	1,200,495
Vanguard Large-Capital ETF	17,200	1,129,868
Powershares QQQ Trust Series 1	14,100	966,978
iShares Russell 2000 Index Fund[1]	10,400	867,984
SPDR Dow Jones Industrial Average ETF Trust	6,000	804,300
iShares High Dividend Equity Fund	11,900	725,067
iShares Russell Midcap Index Fund	6,500	720,005
Vanguard Growth ETF	8,500	615,400
iShares Barclays Credit Bond Fund	5,100	580,992
Energy Select Sector SPDR Fund	7,300	536,404
Vanguard Mid-Capital ETF	6,600	535,986
Vanguard Small-Capital ETF	6,600	528,924
iShares Russell 1000 Growth Index Fund	7,300	486,910
iShares Morningstar Large Value Index Fund	7,400	483,960
SPDR S&P Biotech ETF*	5,100	476,391
Technology Select Sector SPDR Fund	15,000	462,450
Vanguard Value ETF	6,800	399,296
Vanguard Extended Market ETF	6,600	393,096
iShares S&P MidCap 400 Index Fund	3,700	365,116
RevenueShares Large Capital ETF	13,600	363,256
SPDR S&P Dividend ETF	4,100	238,210
iShares Dow Jones Select Dividend Index Fund	4,100	236,488
SPDR Barclays Capital High Yield Bond ETF	5,800	233,276
PowerShares DB Precious Metals Fund*	2,900	178,814
PowerShares DB Gold Fund*	2,900	177,132
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	1,600	108,352
Industrial Select Sector SPDR Fund	2,900	105,966
SPDR S&P Oil & Gas Equipment & Services ETF	2,200	74,756
Market Vectors Oil Service ETF*	1,700	68,340
iShares Dow Jones US Oil Equipment & Services Index Fund	1,300	67,613
PowerShares KBW Regional Banking Portfolio	1,400	39,830
Total United States of America		23,962,764
International - 3.6%
iShares MSCI Emerging Markets Index Fund	22,100	913,172
Vanguard MSCI Emerging Markets ETF	7,200	300,600
Total International		1,213,772
Asian Pacific Region ex Japan - 3.5%
iShares MSCI Pacific ex-Japan Index Fund	17,100	762,489
iShares MSCI All Country Asia ex Japan Index Fund	7,300	410,698
Total Asian Pacific Region ex Japan		1,173,187
Global - 1.7%
iShares S&P Global Energy Sector Index Fund	6,700	263,511
iShares S&P Global Materials Sector Index Fund	4,000	237,240
Market Vectors Gold Miners ETF	1,500	80,565
Total Global		581,316
Latin American Region - 1.2%
iShares S&P Latin America 40 Index Fund	9,800	417,284
Emerging Markets - 1.1%
SPDR S&P BRIC 40 ETF	15,800	361,820
Canada - 1.0%
iShares MSCI Canada Index Fund	11,500	327,290
Total Exchange Traded Funds
(Cost $25,282,349)		28,037,433
SHORT TERM INVESTMENTS†† - 1.4%
First American Treasury Obligations Fund	471,236	471,236
Total Short Term Investments
(Cost $471,236)		471,236

	Face Amount
CORPORATE BONDS†† - 14.4%
Consumer Discretionary - 3.6%
Nordstrom, Inc.
7.00% due 01/15/38	$593,000	863,764
Bunge Limited Finance Corp.
8.50% due 06/15/19	235,000	297,748
Total Consumer Discretionary		1,161,512
Financials - 3.2%
Mutual of Omaha Insurance Co.
6.80% due 06/15/36[2,3]	460,000	547,835
Goldman Sachs Group, Inc.
5.95% due 01/15/27	310,000	324,681

Farmers Insurance Exchange
6.00% due 08/01/14[2,3]	190,000	201,661
Total Financials		1,074,177
Materials - 2.9%
Alcoa, Inc.
5.87% due 02/23/22	626,000	673,321
6.75% due 07/15/18	257,000	296,849
Total Materials		970,170
Health Care - 1.6%
Agilent Technologies, Inc.
6.50% due 11/01/17	368,000	450,323

Select Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Face Amount	Value
CORPORATE BONDS†† - 14.4% (continued)
Health Care - 1.6% (continued)
Pharmacia Corp.
6.50% due 12/01/18	$56,000	$71,238
Johnson & Johnson
5.15% due 07/15/18	10,000	12,274
Total Health Care		533,835
Information Technology - 1.0%
Corning, Inc.
7.25% due 08/15/36	270,000	345,732
Energy - 0.7%
Chesapeake Energy Corp.
6.63% due 08/15/20	100,000	103,125
Ras Laffan Liquefied Natural Gas Company Ltd. III
5.50% due 09/30/14[2,3]	60,000	64,900
Regency Energy Partners Limited Partnership / Regency Energy Finance Corp.
9.38% due 06/01/16	50,000	54,563
Total Energy		222,588
Industrials - 0.6%
Union Pacific Corp.
5.75% due 11/15/17	115,000	137,033
5.70% due 08/15/18	10,000	12,179
Pitney Bowes, Inc.
5.75% due 09/15/17	50,000	54,497
Ryder System, Inc.
2.50% due 03/01/17	10,000	10,172
3.60% due 03/01/16	2,000	2,115
Total Industrials		215,996
Consumer Staples - 0.4%
Safeway, Inc.
5.00% due 08/15/19	142,000	147,960
Telecommunication Services - 0.2%
Vodafone Group plc
5.63% due 02/27/17	56,000	66,663
Utilities - 0.2%
Israel Electric Corporation Ltd.
7.25% due 01/15/19[2,3]	60,000	65,250
Total Corporate Bonds
(Cost $3,691,217)		4,803,883
SECURITIES LENDING COLLATERAL††,4 - 5.1%
RBS Securities, Inc. issued 09/28/12 at 0.24% due 10/01/12	862,657	862,657
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 09/28/12 at 0.15% due 10/01/12	848,968	848,968
Total Securities Lending Collateral
(Cost $1,711,625)		1,711,625
Total Investments - 105.7%
(Cost $31,421,381)		$35,362,542
Other Assets & Liabilities, net - (5.7)%		(1,893,038)
Total Net Assets - 100.0%		$33,469,504

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at September 30, 2012 - See Note 4.
[2]	Security was acquired through a private placement.
[3]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $879,646 (cost $733,326), or 2.6% of total net assets.
[4]	Securities lending collateral - See Note 4.

plc	Public Limited Company

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 39.3%
Federal Home Loan Bank[1]
0.10% due 01/17/13	$1,000,000	$999,850
Fannie Mae[2]
0.14% due 02/20/13	1,000,000	999,724
Total Federal Agency Discount Notes
(Cost $1,999,167)		1,999,574
REPURCHASE AGREEMENTS††,3 - 58.2%
Credit Suisse Group issued 09/28/12 at 0.12% due 10/01/12[4]	1,168,254	1,168,254
HSBC Group issued 09/28/12 at 0.17% due 10/01/12	598,287	598,287
Mizuho Financial Group, Inc. issued 09/28/12 at 0.17% due 10/01/12	598,287	598,287
Deutsche Bank issued 09/28/12 at 0.12% due 10/01/12	598,287	598,287
Total Repurchase Agreements
(Cost $2,963,115)		2,963,115
Total Investments - 97.5%
(Cost $4,962,282)		$4,962,689
Other Assets & Liabilities, net - 2.5%		129,246
Total Net Assets - 100.0%		$5,091,935

	Contracts	Unrealized Gain (Loss)
CURRENCY FUTURES CONTRACTS PURCHASED†
December 2012 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $5,042,520)	63	$44,510

Units
CURRENCY INDEX SWAP AGREEMENTS††
Goldman Sachs International December 2012 U.S. Dollar Index Swap, Terminating 12/03/12[5] (Notional Value $5,194,601)	64,853	$(48,785)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 3.
[4]	All or a portion of this security is pledged as currency index swap collateral at September 30, 2012.
[5]	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 96.2%
Semiconductors - 15.7%
Intel Corp.	11,220	$254,470
Texas Instruments, Inc.	4,753	130,945
Taiwan Semiconductor Manufacturing Company Ltd. ADR	7,109	112,464
Broadcom Corp. — Class A	2,978	102,979
Avago Technologies Ltd.	2,914	101,597
ARM Holdings plc ADR	3,533	98,853
Mellanox Technologies Ltd.*	950	96,454
Marvell Technology Group Ltd.	10,201	93,339
Analog Devices, Inc.	2,057	80,614
Altera Corp.	2,246	76,330
Xilinx, Inc.	2,084	69,626
NVIDIA Corp.*	5,115	68,234
Maxim Integrated Products, Inc.	2,496	66,444
Linear Technology Corp.	2,025	64,496
Microchip Technology, Inc.	1,820	59,587
Micron Technology, Inc.*	9,616	57,552
Skyworks Solutions, Inc.*	2,012	47,413
LSI Corp.*	6,500	44,915
Cirrus Logic, Inc.*	920	35,319
First Solar, Inc.*	1,520	33,660
Total Semiconductors		1,695,291
Internet Software & Services - 13.9%
Google, Inc. — Class A*	501	378,004
eBay, Inc.*	3,887	188,170
Facebook, Inc. — Class A*	7,810	169,087
Baidu, Inc. ADR*	1,137	132,824
Yahoo!, Inc.*	6,641	106,090
SINA Corp.*	1,589	102,777
LinkedIn Corp. — Class A*	713	85,845
Equinix, Inc.*	368	75,826
Rackspace Hosting, Inc.*	1,084	71,642
VeriSign, Inc.*	1,377	67,046
Akamai Technologies, Inc.*	1,622	62,058
AOL, Inc.*	1,270	44,742
Total Internet Software & Services		1,484,111
Systems Software - 11.4%
Microsoft Corp.	12,447	370,673
Oracle Corp.	9,254	291,408
VMware, Inc. — Class A*	1,558	150,721
Check Point Software Technologies Ltd.*	2,124	102,292
Symantec Corp.*	4,640	83,520
CA, Inc.	3,173	81,752
Red Hat, Inc.*	1,378	78,463
BMC Software, Inc.*	1,466	60,824
Total Systems Software		1,219,653
Communications Equipment - 9.7%
QUALCOMM, Inc.	3,907	244,149
Cisco Systems, Inc.	12,693	242,310
Research In Motion Ltd.*	15,562	116,715
Motorola Solutions, Inc.	1,778	89,878
Juniper Networks, Inc.*	4,035	69,039
F5 Networks, Inc.*	642	67,217
Harris Corp.	1,132	57,981
Riverbed Technology, Inc.*	1,990	46,307
JDS Uniphase Corp.*	3,180	39,384
Aruba Networks, Inc.*	1,710	38,449
Ciena Corp.*	2,010	27,336
Total Communications Equipment		1,038,765
Data Processing & Outsourced Services - 9.3%
Visa, Inc. — Class A	1,647	221,160
Mastercard, Inc. — Class A	392	176,980
Automatic Data Processing, Inc.	2,195	128,759
Paychex, Inc.	2,471	82,260
Western Union Co.	4,320	78,710
Fiserv, Inc.*	1,029	76,177
Fidelity National Information Services, Inc.	2,311	72,149
Alliance Data Systems Corp.*	453	64,303
Computer Sciences Corp.	1,644	52,953
VeriFone Systems, Inc.*	1,400	38,990
Total Data Processing & Outsourced Services		992,441
Computer Hardware - 7.6%
Apple, Inc.	875	583,853
Hewlett-Packard Co.	8,056	137,435
Dell, Inc.	9,797	96,598
Total Computer Hardware		817,886
IT Consulting & Other Services - 7.4%
International Business Machines Corp.	1,787	370,713
Accenture plc — Class A	1,737	121,642
Cognizant Technology Solutions Corp. — Class A*	1,574	110,054
Infosys Ltd. ADR	2,100	101,934
Teradata Corp.*	1,122	84,610
Total IT Consulting & Other Services		788,953
Application Software - 7.2%
Salesforce.com, Inc.*	721	110,089
Intuit, Inc.	1,714	100,920
SAP AG ADR	1,347	96,082
Adobe Systems, Inc.*	2,926	94,978
Citrix Systems, Inc.*	1,144	87,596
Autodesk, Inc.*	1,987	66,306
Nuance Communications, Inc.*	2,660	66,207
TIBCO Software, Inc.*	1,705	51,542
SolarWinds, Inc.*	840	46,822
Informatica Corp.*	1,302	45,323
Total Application Software		765,865
Computer Storage & Peripherals - 5.3%
EMC Corp.*	6,562	178,946
Seagate Technology plc	3,920	121,520
NetApp, Inc.*	2,426	79,767
SanDisk Corp.*	1,729	75,090
Western Digital Corp.	1,899	73,548
Fusion-io, Inc.*	1,340	40,562
Total Computer Storage & Peripherals		569,433
Semiconductor Equipment - 3.3%
ASML Holding N.V.	1,845	99,040
Applied Materials, Inc.	7,873	87,902
KLA-Tencor Corp.	1,430	68,218

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 96.2% (continued)
Semiconductor Equipment - 3.3% (continued)
Lam Research Corp.*	1,795	$57,054
Teradyne, Inc.*	2,710	38,536
Total Semiconductor Equipment		350,750
Electronic Manufacturing Services - 1.8%
TE Connectivity Ltd.	2,800	95,228
Trimble Navigation Ltd.*	1,210	57,669
Jabil Circuit, Inc.	2,350	43,992
Total Electronic Manufacturing Services		196,889
Electronic Components - 1.7%
Corning, Inc.	8,031	105,607
Amphenol Corp. — Class A	1,219	71,775
Total Electronic Components		177,382
Home Entertainment Software - 1.2%
Activision Blizzard, Inc.	7,314	82,502
Electronic Arts, Inc.*	3,751	47,600
Total Home Entertainment Software		130,102
Office Electronics - 0.7%
Xerox Corp.	9,875	72,483
Total Common Stocks
(Cost $5,542,098)		10,300,004

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.8%
Credit Suisse Group issued 09/28/12 at 0.12% due 10/01/12	$81,887	81,887
Total Repurchase Agreement
(Cost $81,887)		81,887
Total Investments - 97.0%
(Cost $5,623,985)		$10,381,891
Other Assets & Liabilities, net - 3.0%		323,091
Total Net Assets - 100.0%		$10,704,982

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt
plc	Public Limited Company

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 108.0%
Communications Equipment - 44.8%
QUALCOMM, Inc.	4,716	$294,702
Cisco Systems, Inc.	15,301	292,096
Motorola Solutions, Inc.	2,144	108,379
Juniper Networks, Inc.*	4,864	83,223
F5 Networks, Inc.*	781	81,771
Research In Motion Ltd.*	9,677	72,578
Harris Corp.	1,360	69,659
Palo Alto Networks, Inc.*	945	58,184
Riverbed Technology, Inc.*	2,397	55,778
JDS Uniphase Corp.*	3,834	47,484
Brocade Communications Systems, Inc.*	7,886	46,646
Aruba Networks, Inc.*	2,067	46,477
Telefonaktiebolaget LM Ericsson — Class B ADR	4,737	43,249
InterDigital, Inc.	1,019	37,988
ViaSat, Inc.*	979	36,595
Polycom, Inc.*	3,573	35,266
NETGEAR, Inc.*	908	34,631
Arris Group, Inc.*	2,634	33,689
Ciena Corp.*	2,424	32,966
Acme Packet, Inc.*	1,782	30,472
Finisar Corp.*	2,108	30,144
ADTRAN, Inc.	1,639	28,322
Total Communications Equipment		1,600,299
Integrated Telecommunication Services - 35.7%
AT&T, Inc.	11,280	425,255
Verizon Communications, Inc.	7,279	331,704
CenturyLink, Inc.	3,532	142,693
Windstream Corp.[1]	6,714	67,879
Telefonica Brasil S.A. ADR	2,117	46,024
Telefonica S.A. ADR	3,024	40,159
BCE, Inc.	897	39,414
China Unicom Hong Kong Ltd. ADR	2,382	38,850
Telekomunikasi Indonesia Persero Tbk PT ADR	977	38,035
KT Corp. ADR	2,371	37,082
France Telecom S.A. ADR	2,989	36,526
Cincinnati Bell, Inc.*	5,494	31,316
Total Integrated Telecommunication Services		1,274,937
Wireless Telecommunication Services - 24.1%
Crown Castle International Corp.*	1,931	123,776
Sprint Nextel Corp.*	21,433	118,309
America Movil SAB de CV ADR	3,408	86,700
Vodafone Group plc ADR	2,983	85,001
SBA Communications Corp. — Class A*	1,293	81,330
MetroPCS Communications, Inc.*	4,840	56,676
China Mobile Ltd. ADR	962	53,256
Mobile Telesystems OJSC ADR	2,940	51,509
Telephone & Data Systems, Inc.	1,878	48,096
Tim Participacoes S.A. ADR	2,166	41,631
VimpelCom Ltd. ADR	3,485	41,472
SK Telecom Company Ltd. ADR	2,786	40,508
NII Holdings, Inc.*,1	4,321	33,920
Total Wireless Telecommunication Services		862,184
Alternative Carriers - 3.4%
Level 3 Communications, Inc.*	2,784	63,949
tw telecom, Inc. — Class A*	2,219	57,849
Total Alternative Carriers		121,798
Total Common Stocks
(Cost $2,818,846)		3,859,218

	Face
	Amount
REPURCHASE AGREEMENT††,2 - 0.7%
Credit Suisse Group
issued 09/28/12 at 0.12%
due 10/01/12	$25,478	25,478
Total Repurchase Agreement
(Cost $25,478)		25,478
SECURITIES LENDING COLLATERAL††,3 - 1.5%
RBS Securities, Inc.
issued 09/28/12 at 0.24%
due 10/01/12	26,473	26,473
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 09/28/12 at 0.15%
due 10/01/12	26,052	26,052
Total Securities Lending Collateral
(Cost $52,525)		52,525
Total Investments - 110.2%
(Cost $2,896,849)		$3,937,221
Other Assets & Liabilities, net - (10.2)%		(365,709)
Total Net Assets - 100.0%		$3,571,512

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at September 30, 2012 - See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral - See Note 4.

ADR	American Depositary Receipt
plc	Public Limited Company

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 99.9%
Railroads - 19.9%
Union Pacific Corp.	2,444	$290,103
CSX Corp.	8,566	177,745
Norfolk Southern Corp.	2,720	173,074
Kansas City Southern	1,472	111,548
Canadian National Railway Co.	802	70,760
Genesee & Wyoming, Inc. — Class A*	1,029	68,799
Canadian Pacific Railway Ltd.	774	64,157
Total Railroads		956,186
Auto Parts & Equipment - 18.9%
Johnson Controls, Inc.	6,016	164,837
BorgWarner, Inc.*	1,550	107,121
Delphi Automotive plc*	3,260	101,060
TRW Automotive Holdings Corp.*	1,990	86,983
Lear Corp.	1,930	72,935
Autoliv, Inc.	1,030	63,829
Gentex Corp.	3,510	59,705
Magna International, Inc.	1,380	59,699
Visteon Corp.*	1,319	58,643
Dana Holding Corp.	4,040	49,692
Tenneco, Inc.*	1,740	48,720
American Axle & Manufacturing Holdings, Inc.*	3,050	34,374
Total Auto Parts & Equipment		907,598
Air Freight & Logistics - 15.7%
United Parcel Service, Inc. — Class B	4,517	323,282
FedEx Corp.	2,372	200,719
CH Robinson Worldwide, Inc.	2,072	121,316
Expeditors International of Washington, Inc.	2,940	106,898
Total Air Freight & Logistics		752,215
Automobile Manufacturers - 14.8%
Ford Motor Co.	23,445	231,167
General Motors Co.*	9,700	220,675
Tata Motors Ltd. ADR	3,040	78,067
Tesla Motors, Inc.*,1	2,270	66,466
Toyota Motor Corp. ADR	780	61,238
Thor Industries, Inc.	1,491	54,153
Total Automobile Manufacturers		711,766
Airlines - 12.1%
Delta Air Lines, Inc.*	11,932	109,297
Southwest Airlines Co.	11,237	98,548
United Continental Holdings, Inc.*	5,027	98,027
Alaska Air Group, Inc.*	1,772	62,126
Latam Airlines Group S.A. ADR	2,380	60,166
Copa Holdings S.A. — Class A	696	56,564
US Airways Group, Inc.*,1	4,863	50,867
JetBlue Airways Corp.*	9,240	44,260
Total Airlines		579,855
Trucking - 9.8%
J.B. Hunt Transport Services, Inc.	1,850	96,275
Hertz Global Holdings, Inc.*	6,602	90,645
Old Dominion Freight Line, Inc.*	2,087	62,944
Dollar Thrifty Automotive Group, Inc.*	700	60,851
Landstar System, Inc.	1,216	57,492
Ryder System, Inc.	1,386	54,137
Con-way, Inc.	1,749	47,870
Total Trucking		470,214
Motorcycle Manufacturers - 2.5%
Harley-Davidson, Inc.	2,830	119,907
Tires & Rubber - 2.3%
Goodyear Tire & Rubber Co.*	5,422	66,094
Cooper Tire & Rubber Co.	2,220	42,580
Total Tires & Rubber		108,674
Construction & Farm Machinery & Heavy Trucks - 1.5%
WABCO Holdings, Inc.*	1,270	73,241
Marine - 1.4%
Kirby Corp.*	1,215	67,165
Diversified Commercial & Professional Services - 1.0%
Avis Budget Group, Inc.*	3,077	47,324
Total Common Stocks
(Cost $3,373,912)		4,794,145

	Face
	Amount
REPURCHASE AGREEMENT††,2 - 0.3%
Credit Suisse Group
issued 09/28/12 at 0.12%
due 10/01/12	$16,638	16,638
Total Repurchase Agreement
(Cost $16,638)		16,638
SECURITIES LENDING COLLATERAL††,3 - 1.2%
RBS Securities, Inc.
issued 09/28/12 at 0.24%
due 10/01/12	28,287	28,287
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 09/28/12 at 0.15%
due 10/01/12	27,838	27,838
Total Securities Lending Collateral
(Cost $56,125)		56,125
Total Investments - 101.4%
(Cost $3,446,675)		$4,866,908
Other Assets & Liabilities, net - (1.4)%		(66,985)
Total Net Assets - 100.0%		$4,799,923

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at September 30, 2012 - See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral - See Note 4.

ADR	American Depositary Receipt
plc	Public Limited Company

U.S. Government Money Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 38.9%
Freddie Mac[1]
0.13% due 11/07/12	$10,000,000	$9,998,664
0.15% due 03/25/13	10,000,000	9,992,708
Total Freddie Mac		19,991,372
Farmer Mac[2]
0.16% due 02/01/13	10,000,000	9,994,534
0.14% due 11/14/12	5,000,000	4,999,144
Total Farmer Mac		14,993,678
Federal Home Loan Bank[2]
0.14% due 10/19/12	10,000,000	9,999,325
Federal Farm Credit Bank[2]
0.11% due 01/22/13	10,000,000	9,996,547
Total Federal Agency Discount Notes
(Cost $54,980,922)		54,980,922

FEDERAL AGENCY NOTES†† - 3.5%
Federal Home Loan Bank[2]
0.19% due 02/27/13	5,000,000	4,999,972
Total Federal Agency Notes
(Cost $4,999,972)		4,999,972
REPURCHASE AGREEMENTS††,3 - 46.0%
Mizuho Financial Group, Inc. issued 09/28/12 at 0.17% due 10/01/12	16,237,301	16,237,301
HSBC Group issued 09/28/12 at 0.17% due 10/01/12	16,237,301	16,237,301
Credit Suisse Group issued 09/28/12 at 0.12% due 10/01/12	16,237,301	16,237,301
Deutsche Bank issued 09/28/12 at 0.12% due 10/01/12	16,237,301	16,237,301
Total Repurchase Agreements
(Cost $64,949,204)		64,949,204
Total Investments - 88.4%
(Cost $124,930,098)		$124,930,098
Other Assets & Liabilities, net - 11.6%		16,372,287
Total Net Assets - 100.0%		$141,302,385

††	Value determined based on Level 2 inputs — See Note 2.
[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreements — See Note 3.

U.S. Long Short Momentum Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 65.4%
Consumer Discretionary - 19.6%
Tempur-Pedic International, Inc.*,1	13,674	$408,715
Hasbro, Inc.[1]	10,045	383,418
Leggett & Platt, Inc.[1]	15,195	380,635
Jarden Corp.[1]	7,193	380,079
Washington Post Co. — Class B1	1,046	379,730
Morningstar, Inc.[1]	6,057	379,410
Newell Rubbermaid, Inc.[1]	19,759	377,199
Cablevision Systems Corp. — Class A1	23,711	375,819
Mohawk Industries, Inc.*,1	4,690	375,294
Whirlpool Corp.[1]	4,523	375,002
Harman International Industries, Inc.[1]	8,040	371,126
Cinemark Holdings, Inc.[1]	16,528	370,723
NVR, Inc.*,1	437	369,047
Tupperware Brands Corp.[1]	6,880	368,699
John Wiley & Sons, Inc. — Class A1	8,018	368,427
Lennar Corp. — Class A1	10,397	361,504
DR Horton, Inc.[1]	17,341	357,918
Toll Brothers, Inc.*,1	10,622	352,969
Genuine Parts Co.[1]	4,449	271,522
Staples, Inc.[1]	15,341	176,728
Clear Channel Outdoor Holdings, Inc. — Class A1	16,111	96,344
Williams-Sonoma, Inc.[1]	1,922	84,510
Total Consumer Discretionary		7,364,818
Information Technology - 12.3%
AOL, Inc.*,1	11,200	394,577
Yahoo!, Inc.*,1	24,051	384,215
VeriSign, Inc.*,1	7,883	383,823
Rackspace Hosting, Inc.*,1	5,759	380,612
eBay, Inc.*,1	7,849	379,970
Booz Allen Hamilton Holding Corp.[1]	27,418	379,739
Google, Inc. — Class A*,1	503	379,514
Broadridge Financial Solutions, Inc.[1]	16,257	379,276
Akamai Technologies, Inc.*,1	9,803	375,063
IAC/InterActiveCorp[1]	7,155	372,489
SAIC, Inc.[1]	30,902	372,060
Equinix, Inc.*,1	1,314	270,750
LinkedIn Corp. — Class A*,1	1,151	138,580
Total Information Technology		4,590,668
Health Care - 12.2%
Ariad Pharmaceuticals, Inc.*,1	16,264	393,996
Myriad Genetics, Inc.*,1	14,285	385,553
Incyte Corporation Ltd.*,1,2	21,275	384,014
Amgen, Inc.[1]	4,498	379,271
Alexion Pharmaceuticals, Inc.*,1	3,309	378,550
Celgene Corp.*,1	4,951	378,256
BioMarin Pharmaceutical, Inc.*,1	9,366	377,169
Vertex Pharmaceuticals, Inc.*,1	6,701	374,921
Gilead Sciences, Inc.*,1	5,602	371,581
Biogen Idec, Inc.*,1	2,466	368,001
United Therapeutics Corp.*,1	6,556	366,349
LifePoint Hospitals, Inc.*,1	8,162	349,170
Regeneron Pharmaceuticals, Inc.*,1	193	29,463
Total Health Care		4,536,294
Financials - 8.2%
Valley National Bancorp[1]	37,814	378,896
CommonWealth REIT[1]	25,822	375,968
MFA Financial, Inc.[1]	44,042	374,358
Ares Capital Corp.[1]	21,779	373,292
Hatteras Financial Corp.[1]	12,875	362,946
Annaly Capital Management, Inc.[1]	21,543	362,784
Chimera Investment Corp.[1]	130,004	352,311
Bank of Hawaii Corp.[1]	6,187	282,251
American National Insurance Co.[1]	1,324	95,103
Alexander & Baldwin, Inc.*,1	3,159	93,285
Total Financials		3,051,194
Industrials - 7.2%
L-3 Communications Holdings, Inc.[1]	5,238	375,617
Armstrong World Industries, Inc.[1]	8,079	374,623
Fortune Brands Home & Security, Inc.*,1	13,674	369,335
Owens Corning*,1	10,962	366,789
Lennox International, Inc.[1]	7,559	365,553
Masco Corp.[1]	24,260	365,113
MSC Industrial Direct Company, Inc. — Class A1	5,193	350,320
MRC Global, Inc.*,1	3,804	93,540
Total Industrials		2,660,890
Materials - 2.9%
International Flavors & Fragrances, Inc.[1]	5,260	313,390
RPM International, Inc.[1]	9,561	272,871
Huntsman Corp.[1]	11,406	170,292
MeadWestvaco Corp.[1]	4,452	136,232
Domtar Corp.[1]	1,391	108,901
Cabot Corp.[1]	1,011	36,972
Scotts Miracle-Gro Co. — Class A1	606	26,343
Total Materials		1,065,001
Telecommunication Services - 2.3%
SBA Communications Corp. — Class A*,1	6,158	387,339
Telephone & Data Systems, Inc.[1]	14,784	378,618
United States Cellular Corp.*,1	2,425	94,890
Total Telecommunication Services		860,847
Utilities - 0.4%
Aqua America, Inc.[1]	5,892	145,886
Consumer Staples - 0.3%
Safeway, Inc.[1,2]	8,072	129,878
Vector Group Ltd.[2]	1	13
Total Consumer Staples		129,891
Total Common Stocks
(Cost $23,660,633)		24,405,489

U.S. Long Short Momentum Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Face Amount	Value
REPURCHASE AGREEMENT††,3 - 11.9%
Credit Suisse Group issued 09/28/12 at 0.12% due 10/01/12	$4,461,957	$4,461,957
Total Repurchase Agreement
(Cost $4,461,957)		4,461,957
SECURITIES LENDING COLLATERAL††,4 - 0.7%
RBS Securities, Inc. issued 09/28/12 at 0.24% due 10/01/12	133,638	133,638
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 09/28/12 at 0.15% due 10/01/12	131,518	131,518
Total Securities Lending Collateral
(Cost $265,156)		265,156
Total Long Investments - 78.0%
(Cost $28,387,746)		$29,132,602

	Shares
COMMON STOCKS SOLD SHORT† - (27.7)%
Financials - (0.3)%
Citigroup, Inc.	3,305	(108,140)
Consumer Staples - (2.0)%
Green Mountain Coffee Roasters, Inc.*	7,894	(187,483)
Estee Lauder Companies, Inc. — Class A	3,071	(189,081)
Herbalife Ltd.	4,132	(195,857)
Nu Skin Enterprises, Inc. — Class A	5,135	(199,391)
Total Consumer Staples		(771,812)
Materials - (2.7)%
Cliffs Natural Resources, Inc.	1,484	(58,069)
Allied Nevada Gold Corp.*	3,948	(154,209)
Walter Energy, Inc.	5,822	(188,982)
Freeport-McMoRan Copper & Gold, Inc.	4,795	(189,786)
Newmont Mining Corp.	3,424	(191,778)
Royal Gold, Inc.	2,013	(201,018)
Total Materials		(983,842)
Health Care - (2.8)%
Endo Health Solutions, Inc.*	1,645	(52,179)
Salix Pharmaceuticals Ltd.*	4,376	(185,280)
Warner Chilcott plc — Class A	14,222	(191,997)
Watson Pharmaceuticals, Inc.*	2,267	(193,058)
Cerner Corp.*	2,520	(195,073)
Allscripts Healthcare Solutions, Inc.*	17,487	(217,364)
Total Health Care		(1,034,951)
Industrials - (3.0)%
Verisk Analytics, Inc. — Class A*	220	(10,474)
Expeditors International of Washington, Inc.	725	(26,361)
IHS, Inc. — Class A*	1,235	(120,227)
Towers Watson & Co. — Class A	3,517	(186,577)
United Parcel Service, Inc. — Class B	2,616	(187,227)
Dun & Bradstreet Corp.	2,353	(187,346)
Hertz Global Holdings, Inc.*	13,690	(187,964)
FedEx Corp.	2,230	(188,703)
Total Industrials		(1,094,879)
Consumer Discretionary - (7.5)%
TripAdvisor, Inc.*	5,587	(183,980)
Priceline.com, Inc.*	299	(185,000)
JC Penney Company, Inc.	7,641	(185,600)
BorgWarner, Inc.*	2,699	(186,528)
Expedia, Inc.	3,243	(187,575)
Fossil, Inc.*	2,221	(188,119)
Goodyear Tire & Rubber Co.*	15,489	(188,811)
Amazon.com, Inc.*	747	(189,977)
Service Corporation International	14,131	(190,203)
Netflix, Inc.*	3,504	(190,758)
Visteon Corp.*	4,305	(191,400)
DeVry, Inc.	8,438	(192,049)
Weight Watchers International, Inc.	3,643	(192,350)
H&R Block, Inc.	11,122	(192,745)
Apollo Group, Inc. — Class A*	6,704	(194,751)
Total Consumer Discretionary		(2,839,846)
Information Technology - (9.4)%
Marvell Technology Group Ltd.	1,411	(12,911)
Rovi Corp.*	1,354	(19,647)
Texas Instruments, Inc.	2,339	(64,439)
Teradyne, Inc.*	4,708	(66,948)
Apple, Inc.	134	(89,413)
IPG Photonics Corp.*	1,749	(100,218)
PMC - Sierra, Inc.*	22,281	(125,665)
Atmel Corp.*	34,493	(181,433)
Acme Packet, Inc.*	10,754	(183,893)
Micron Technology, Inc.*	30,877	(184,799)
LSI Corp.*	26,776	(185,022)
NVIDIA Corp.*	14,057	(187,520)
Lam Research Corp.*	5,920	(188,167)
Cree, Inc.*	7,381	(188,437)
Broadcom Corp. — Class A	5,453	(188,565)
Skyworks Solutions, Inc.*	8,018	(188,944)
Salesforce.com, Inc.*	1,239	(189,183)
Intel Corp.	8,365	(189,718)
Zynga, Inc. — Class A*	66,846	(189,843)
ON Semiconductor Corp.*	30,903	(190,672)
Advanced Micro Devices, Inc.*	57,471	(193,677)
Freescale Semiconductor Ltd.*	20,602	(195,925)
Avago Technologies Ltd.	5,711	(199,114)
Total Information Technology		(3,504,153)
Total Common Stock Sold Short
(Proceeds $10,197,851)		(10,337,623)
Total Securities Sold Short- (27.7)%
(Proceeds $10,197,851)		$(10,337,623)
Other Assets & Liabilities, net - 49.7%		18,561,918
Total Net Assets - 100.0%		$37,356,897

U.S. Long Short Momentum Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or a portion of this security is pledged as short security collateral at September 30, 2012.
[2]	All or portion of this security is on loan at September 30, 2012 - See Note 4.
[3]	Repurchase Agreement — See Note 3.
[4]	Securities lending collateral - See Note 4.

plc	Public Limited Company
REIT	Real Estate Investment Trust

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 94.5%
Electric Utilities - 45.4%
Duke Energy Corp.	10,034	$650,203
Southern Co.	13,280	612,075
Exelon Corp.	14,875	529,253
NextEra Energy, Inc.	7,509	528,108
American Electric Power Company, Inc.	10,052	441,685
FirstEnergy Corp.	9,358	412,688
PPL Corp.	13,630	395,952
Edison International	8,083	369,312
Xcel Energy, Inc.	12,758	353,524
Entergy Corp.	4,854	336,382
Northeast Utilities	8,777	335,545
Cia Energetica de Minas Gerais ADR	19,369	234,752
Pinnacle West Capital Corp.	4,345	229,416
OGE Energy Corp.	4,044	224,280
Pepco Holdings, Inc.	10,553	199,452
N.V. Energy, Inc.	10,962	197,426
ITC Holdings Corp.	2,517	190,235
Westar Energy, Inc.	6,285	186,413
Great Plains Energy, Inc.	7,932	176,566
Cleco Corp.	3,625	152,178
Hawaiian Electric Industries, Inc.	5,753	151,361
Cia Paranaense de Energia ADR	9,041	148,453
Enersis S.A. ADR	8,920	146,199
CPFL Energia S.A. ADR	6,501	142,437
IDACORP, Inc.	3,224	139,502
Portland General Electric Co.	5,064	136,931
UNS Energy Corp.	2,999	125,538
PNM Resources, Inc.	5,870	123,446
Total Electric Utilities		7,869,312
Multi-Utilities-30.7%
Dominion Resources, Inc.	9,925	525,429
PG&E Corp.	9,535	406,858
Consolidated Edison, Inc.	6,723	402,640
Public Service Enterprise Group, Inc.	12,054	387,898
Sempra Energy	5,837	376,428
DTE Energy Co.	5,168	309,770
CenterPoint Energy, Inc.	13,659	290,937
Wisconsin Energy Corp.	7,559	284,748
Ameren Corp.	8,260	269,854
NiSource, Inc.	10,091	257,119
CMS Energy Corp.	10,212	240,493
SCANA Corp.	4,964	239,612
Alliant Energy Corp.	4,825	209,357
MDU Resources Group, Inc.	8,772	193,335
Integrys Energy Group, Inc.	3,680	192,096
TECO Energy, Inc.	10,655	189,020
National Grid plc ADR	2,720	150,579
Vectren Corp.	5,109	146,117
Black Hills Corp.	3,360	119,515
Avista Corp.	4,521	116,371
Total Multi-Utilities		5,308,176
Gas Utilities - 9.6%
ONEOK, Inc.	6,290	303,870
AGL Resources, Inc.	5,081	207,864
National Fuel Gas Co.	3,742	202,218
Questar Corp.	9,090	184,800
UGI Corp.	5,743	182,340
Atmos Energy Corp.	4,793	171,541
Piedmont Natural Gas Company, Inc.[1]	4,446	144,406
WGL Holdings, Inc.	3,417	137,534
New Jersey Resources Corp.	2,839	129,799
Total Gas Utilities		1,664,372
Independent Power Producers & Energy Traders - 5.3%
AES Corp.*	24,797	272,023
Calpine Corp.*	15,711	271,800
NRG Energy, Inc.	9,751	208,574
Empresa Nacional de Electricidad S.A. ADR	3,330	159,707
Total Independent Power Producers & Energy Traders		912,104
Water Utilities - 3.5%
American Water Works Company, Inc.	6,566	243,335
Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,274	184,672
Aqua America, Inc.	7,168	177,480
Total Water Utilities		605,487
Total Common Stocks
(Cost $10,473,669)		16,359,451
	Face Amount
REPURCHASE AGREEMENT††,2 - 0.5%
Credit Suisse Group issued 09/28/12 at 0.12% due 10/01/12	$81,717	81,717
Total Repurchase Agreement
(Cost $81,717)		81,717
SECURITIES LENDING COLLATERAL††,3 - 0.4%
RBS Securities, Inc. issued 09/28/12 at 0.24% due 10/01/12	36,868	36,868
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 09/28/12 at 0.15% due 10/01/12	36,282	36,282
Total Securities Lending Collateral
(Cost $73,150)		73,150
Total Investments - 95.4%
(Cost $10,628,536)		$16,514,318
Other Assets & Liabilities, net - 4.6%		795,926
Total Net Assets - 100.0%		$17,310,244

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at September 30, 2012 - See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral - See Note 4.

ADR	American Depositary Receipt
plc	Public Limited Company

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 49.7%
Freddie Mac[1]
0.12% due 12/24/12	$500,000	$499,954
Federal Home Loan Bank[2]
0.12% due 12/26/12	500,000	499,952
Total Federal Agency Discount Notes
(Cost $999,717)		999,906
REPURCHASE AGREEMENTS††,3 - 46.6%
Credit Suisse Group issued 09/28/12 at 0.12% due 10/01/12[4]	303,761	303,761
HSBC Group issued 09/28/12 at 0.17% due 10/01/12	210,830	210,830
Mizuho Financial Group, Inc. issued 09/28/12 at 0.17% due 10/01/12	210,830	210,830
Deutsche Bank issued 09/28/12 at 0.12% due 10/01/12	210,830	210,830
Total Repurchase Agreements
(Cost $936,251)		936,251
Total Investments - 96.3%
(Cost $1,935,968)		$1,936,157
Other Assets & Liabilities, net - 3.7%		74,120
Total Net Assets - 100.0%		$2,010,277

	Contracts	Unrealized Gain(Loss)
CURRENCY FUTURES CONTRACTS SOLD SHORT†
December 2012 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $2,241,120)	28	$(5,047)

Units
CURRENCY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International December 2012 U.S. Dollar Index Swap, Terminating 12/03/12 [5] (Notional Value $1,841,347)	22,989	$41,117

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreements — See Note 3.
[4]	All or a portion of this security is pledged as currency index swap collateral at September 30, 2012.
[5]	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Consolidation of Subsidiary

The consolidated schedules of investments include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds. The Funds may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

1. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

The value of futures contracts purchased and sold by the Funds is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act, which approximates market value.

Non-U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.  Other debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury yields, yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.  Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Open-end investment companies (“Mutual Funds”) are valued at their net asset value per share (“NAV”) as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

The value of equity index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

The value of foreign equity swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the price at which orders are being filled at the close of the NYSE. In the event that no order is filled at 4:00 p.m., the security dealer provides a fair value quote at which the swap agreement is valued. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.

2. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets at September 30, 2012:

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
All-Asset Aggressive Strategy Fund	$3,941,412	$14,634	$1,560,094	$–	$–	$5,516,140
All-Asset Conservative Strategy Fund	8,900,047	37,435	2,998,643	–	–	11,936,125
All-Asset Moderate Strategy Fund	15,696,122	48,015	3,815,714	–	–	19,559,851
Amerigo Fund	134,279,372	–	3,080,698	–	–	137,360,070
Banking Fund	5,896,008	–	46,046	–	–	5,942,054
Basic Materials Fund	14,545,609	–	207,313	–	–	14,752,922
Biotechnology Fund	30,110,680	–	1,035,317	–	–	31,145,997
Clermont Fund	64,681,694	–	13,561,622	–	–	78,243,316
Commodities Strategy Fund	–	154	9,677,356	–	–	9,677,510
Consumer Products Fund	17,149,180	–	504,121	–	–	17,653,301
Dow 2x Strategy Fund	8,816,640	33,497	2,621,037	8,779	–	11,479,953
DWA Flexible Allocation Fund	15,164,319	–	659,416	–	–	15,823,735
DWA Sector Rotation Fund	19,395,639	–	243,843	–	–	19,639,482
Electronics Fund	3,448,086	–	–	–	–	3,448,086
Energy Fund	26,346,446	–	548,282	–	–	26,894,728
Energy Services Fund	18,582,752	–	276,840	–	–	18,859,592
Europe 1.25x Strategy Fund	6,041,396	–	4,736,022	–	–	10,777,418
Financial Services Fund	7,891,018	–	41,867	–	–	7,932,885
Government Long Bond 1.2x Strategy Fund	7,684,219	–	13,406,860	–	–	21,091,079
Health Care Fund	20,411,042	–	50,859	–	–	20,461,901
Internet Fund	5,852,789	–	109,671	–	–	5,962,460
Inverse Dow 2x Strategy Fund	–	21,994	8,089,134	37,396	–	8,148,524
Inverse Government Long Bond Strategy Fund	–	62,428	64,845,051	–	–	64,907,479
Inverse Mid-Cap Strategy Fund	–	9,344	1,277,409	1,168	–	1,287,921
Inverse NASDAQ-100® Strategy Fund	–	1,519	5,539,987	32,239	–	5,573,745
Inverse Russell 2000® Strategy Fund	–	27,157	2,838,442	8,172	–	2,873,771
Inverse S&P 500 Strategy Fund	–	4,433	28,886,780	16,417	–	28,907,630
Japan 2x Strategy Fund	–	45,493	1,787,012	–	–	1,832,505
Leisure Fund	9,255,997	–	99,591	–	–	9,355,588
Managed Futures Strategy Fund	–	214,196	9,884,307	–	–	10,098,503
Mid-Cap 1.5x Strategy Fund	6,342,602	–	4,019,585	16,489	–	10,378,676
Multi-Hedge Strategies Fund	14,238,262	815,057	5,051,683	–	–	20,105,002
NASDAQ-100® Fund	41,741,045	–	10,478,431	6,650	–	52,226,126
NASDAQ-100® 2x Strategy Fund	24,674,815	–	12,618,526	10,859	–	37,304,200
Nova Fund	18,528,811	–	17,294,489	45,209	–	35,868,509
Precious Metals Fund	61,102,482	–	762,830	–	–	61,865,312
Real Estate Fund	34,297,395	–	402,023	–	–	34,699,418
Retailing Fund	10,621,322	–	156,259	–	–	10,777,581
Russell 2000® 1.5x Strategy Fund	7,340,963	–	4,609,388	7,357	–	11,957,708
Russell 2000® 2x Strategy Fund	2,524,530	–	1,896,512	1,589	–	4,422,631
S&P 500 2x Strategy Fund	12,858,795	14,550	2,721,458	20,595	–	15,615,398
S&P 500 Pure Growth Fund	33,604,456	–	336,882	–	–	33,941,338
S&P 500 Pure Value Fund	24,700,579	–	669,273	–	–	25,369,852
S&P MidCap 400 Pure Growth Fund	28,306,778	–	562,145	–	–	28,868,923
S&P MidCap 400 Pure Value Fund	11,026,575	–	119,876	–	–	11,146,451
S&P SmallCap 600 Pure Growth Fund	16,459,600	–	472,429	–	–	16,932,029
S&P SmallCap 600 Pure Value Fund	9,829,247	–	102,363	–	–	9,931,610
Select Allocation Fund	28,375,798	–	6,986,744	–	–	35,362,542
Strengthening Dollar 2x Strategy Fund	–	44,510	4,962,689	–	–	5,007,199
Technology Fund	10,300,004	–	81,887	–	–	10,381,891
Telecommunications Fund	3,859,218	–	78,003	–	–	3,937,221
Transportation Fund	4,794,145	–	72,763	–	–	4,866,908
U.S. Government Money Market Fund	–	–	124,930,098	–	–	124,930,098
U.S. Long Short Momentum Fund	24,405,489	–	4,727,113	–	–	29,132,602
Utilities Fund	16,359,451	–	154,867	–	–	16,514,318
Weakening Dollar 2x Strategy Fund	–	–	1,936,157	41,117	–	1,977,274
Liabilities
All-Asset Aggressive Strategy Fund	–	27,395	–	–	–	27,395
All-Asset Conservative Strategy Fund	–	26,125	–	–	–	26,125
All-Asset Moderate Strategy Fund	–	59,833	–	–	–	59,833
Commodities Strategy Fund	–	261,842	–	–	–	261,842
Dow 2x Strategy Fund	–	–	–	14,794	–	14,794
Europe 1.25x Strategy Fund	–	310,281	–	–	–	310,281
Government Long Bond 1.2x Strategy Fund	–	130,813	–	–	–	130,813
Inverse Dow 2x Strategy Fund	–	–	–	2,772	–	2,772
Inverse Government Long Bond Strategy Fund	9,343,222	–	–	–	–	9,343,222

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Inverse Mid-Cap Strategy Fund	$–	$–	$–	$3,159	$–	$3,159
Inverse NASDAQ-100® Strategy Fund	–	–	–	4,637	–	4,637
Inverse Russell 2000® Strategy Fund	–	–	–	3,437	–	3,437
Inverse S&P 500 Strategy Fund	–	–	–	93,767	–	93,767
Japan 2x Strategy Fund	–	15,335	–	–	–	15,335
Managed Futures Strategy Fund	–	94,564	–	–	–	94,564
Mid-Cap 1.5x Strategy Fund	–	84,151	–	6,416	–	90,567
Multi-Hedge Strategies Fund	9,529,037	448,836	–	–	–	9,977,873
NASDAQ-100® Fund	–	46,442	–	16,751	–	63,193
NASDAQ-100® 2x Strategy Fund	–	57,733	–	292,146	–	349,879
Nova Fund	–	131,628	–	66,861	–	198,489
Russell 2000® 1.5x Strategy Fund	–	11,606	–	46,718	–	58,324
Russell 2000® 2x Strategy Fund	–	12,115	–	39,854	–	51,969
S&P 500 2x Strategy Fund	–	–	–	54,734	–	54,734
Strengthening Dollar 2x Strategy Fund	–	–	–	48,785	–	48,785
U.S. Long Short Momentum Fund	10,337,623	–	–	–	–	10,337,623
Weakening Dollar 2x Strategy Fund	–	5,047	–	–	–	5,047

* Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended September 30, 2012, there were no investments that transferred between levels.

3. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2012, the collateral for the repurchase agreements in the joint account was as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Credit Suisse Group			U.S. Treasury Note
0.12%			1.25%
Due 10/01/12	$80,447,026	$80,447,830	03/15/14	$80,781,800	$82,056,220

HSBC Group			Fannie Mae Note
0.17%			4.38%
Due 10/01/12	46,102,700	46,103,353	10/15/15	20,652,000	24,159,740
			Freddie Mac Note
			0.65%
			03/12/15	22,523,000	22,865,506

Deutsche Bank			U.S. Treasury Note
0.12%			2.63%
Due 10/01/12	46,102,700	46,103,161	12/31/14	44,380,800	47,024,818

Mizuho Financial Group, Inc.			U.S. Treasury Bill
0.17%			0.00%
Due 10/01/12	46,102,700	46,103,353	11/15/12	47,048,300	47,024,776

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

4. Securities Lending

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the statement of operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of U.S. Government Agencies. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

At September 30, 2012, the following Funds participated in securities lending and received cash collateral in the form of repurchase agreements:

	Value of	Cash
Fund	Securities Loaned	Collateral
Amerigo Fund	$2,997,032	$3,080,000
Basic Materials Fund	96,298	103,625
Biotechnology Fund	435,553	449,500
Clermont Fund	3,627,126	3,721,425
Consumer Products Fund	230,248	238,700
DWA Flexible Allocation Fund	645,555	659,125
Energy Services Fund	125,840	132,000
Europe 1.25x Strategy Fund	56,112	58,800
Health Care Fund	31,173	30,751	*
Internet Fund	34,748	36,500
Leisure Fund	26,280	27,000
Mid-Cap 1.5x Strategy Fund	10,301	10,715
NASDAQ 100® Fund	23,750	26,000
Precious Metals Fund	544,635	541,500	*
Real Estate Fund	283,421	289,230
Retailing Fund	93,212	96,850
Russell 2000® 1.5x Strategy Fund	13,566	14,248
Russell 2000® 2x Strategy Fund	1,620	1,713
S&P 500 Pure Growth Fund	92,898	99,631
S&P 500 Pure Value Fund	417,433	430,975
S&P MidCap 400 Pure Growth Fund	303,081	316,050
S&P MidCap 400 Pure Value Fund	48,740	50,938
S&P SmallCap 600 Pure Growth Fund	323,550	331,550
S&P SmallCap 600 Pure Value Fund	45,864	47,775
Select Allocation Fund	1,667,419	1,711,625
Telecommunications Fund	48,795	52,525
Transportation Fund	55,430	56,125
U.S. Long Short Momentum Fund	259,860	265,156
Utilities Fund	71,456	73,150

* Subsequent to September 30, 2012, additional collateral was received.

The following represents a breakdown of the collateral for the repurchase agreements as of September 30, 2012:

		Repurchase
Counterparty and Terms of Agreement	Face Value	Price	Collateral	Par Value	Fair Value
Merrill Lynch, Pierce, Fenner & Smith, Inc.			Freddie Mac Note
0.15%			6.25%
Due 10/01/12	$24,000,000	$24,000,300	07/15/32	$49,137,000	$24,480,054
RBS Securities, Inc.			Freddie Mac Note
0.24%			2.50%
Due 10/01/12	24,387,000	24,387,488	05/27/16	23,020,000	24,683,885

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

5. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The following Funds utilized derivatives for the following purposes:

	Futures					Swaps
Fund Name	Index Exposure	Liquidity	Hedging	Income	Speculation	Index Exposure	Liquidity
All-Asset Aggressive Strategy Fund	x	x
All-Asset Conservative Strategy Fund	x	x
All-Asset Moderate Strategy Fund	x	x
Commodities Strategy Fund	x	x
Dow 2x Strategy Fund	x	x				x	x
Europe 1.25x Strategy Fund	x	x
Government Long Bond 1.2x Strategy Fund	x	x
Inverse Dow 2x Strategy Fund	x	x				x	x
Inverse Government Long Bond Strategy Fund	x	x
Inverse Mid-Cap Stategy Fund	x	x				x	x
Inverse NASDAQ-100® Strategy Fund	x	x				x	x
Inverse Russell 2000® Strategy Fund	x	x				x	x
Inverse S&P 500 Strategy Fund	x	x				x	x
Japan 2x Strategy Fund	x	x
Managed Futures Srategy Fund	x	x
Mid-Cap 1.5x Strategy Fund	x	x				x	x
Multi-Hedge Strategies Fund			x	x	x
NASDAQ-100® Fund	x	x				x	x
NASDAQ-100® 2x Strategy Fund	x	x				x	x
Nova Fund	x	x				x	x
Russell 2000® 1.5x Strategy Fund	x	x				x	x
Russell 2000® 2x Strategy Fund	x	x				x	x
S&P 500 2x Strategy Fund	x	x				x	x
Strengthening Dollor 2x Strategy Fund	x	x				x	x
Weakening Dollar 2x Strategy Fund	x	x				x	x

5. Affiliated Transacations

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act. Transactions during the period ended September 30, 2012 in which the portfolio company is an "affiliated person" are as follows:

		Value			Value	Shares	Investment	Realized
Fund	Security	12/31/2011	Additions	Reductions	9/30/2012	9/30/2012	Income	Gain
Amerigo	Exchange Traded Fund:
	Barclays ETN+long C Leveraged ETN Linked to S&P 500	$845,964	$-	$(101,731)	$966,168	5,600	$-	$4,963

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)_________Rydex Variable Trust___________________________________

By (Signature and Title)* /s/ Donald C. Cacciapaglia______________________________

Donald C. Cacciapaglia, President

Date ____________________November 26, 2012________________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Donald C. Cacciapaglia______________________________

Donald C. Cacciapaglia, President

Date ____________________November 26, 2012________________________________

By (Signature and Title)* /s/ Nikolaos Bonos____________________________________

Nikolaos Bonos, Vice President & Treasurer

Date ____________________November 26, 2012________________________________

* Print the name and title of each signing officer under his or her signature.